    As filed with the Securities and Exchange Commission on February 19, 1999


                                                      1933 Act Reg. No. 33-44611
                                                      1940 Act Reg. No. 811-6463

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                           -----

         Pre-Effective Amendment No.                                       -----
                                    -----


         Post-Effective Amendment No.  16                                    X
                                     -----                                 -----



                                                     and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
         Amendment No.  18                                                   X
                      ------                                               -----

(Check appropriate box or boxes.)


                          AIM INTERNATIONAL FUNDS, INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)


        Registrant's Telephone Number, including Area Code (713) 626-1919


                                Charles T. Bauer
                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                 -----------------------------------------------
                     (Name and Address of Agent for Service)


                                    Copy to:

 P. Michelle Grace, Esquire                      Martha J. Hays, Esquire
    A I M Advisors, Inc.                 Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100                 1735 Market Street, 51st Floor
 Houston, Texas  77046-1173              Philadelphia, Pennsylvania  19103-7599

Approximate Date of Proposed Public Offering:   As soon as practicable after the
                                                effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box)


                   immediately upon filing pursuant to paragraph (b)
-----

  X                on March 1, 1999 pursuant to paragraph (b)
-----

                   60 days after filing pursuant to paragraph (a)(1)
-----
                   on (date) pursuant to paragraph (a)(1)
-----
                   75 days after filing pursuant to paragraph (a)(2)
-----
                   on (date) pursuant to paragraph (a)(2) of rule 485
-----

                            (continued on next page)

If appropriate, check the following box:

       this post-effective amendment designates a new effective date for a ----- previously filed post-effective amendment.


Title of Securities Being Registered: Common Stock

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------

        -----------------------------------------------------------------------


        AIM Asian Growth Fund seeks to provide long-term growth of capital.

        PROSPECTUS
        MARCH 1, 1999


                                       This prospectus contains important
                                       information about the Class A, B and
                                       C shares of the fund. Please read it
                                       before investing and keep it for
                                       future reference.



                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.



        [AIM LOGO APPEARS HERE]   INVEST WITH DISCIPLINE--Registered Trademark--

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------



Table of Contents
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                         2

Performance Table                            2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The Advisors                                 4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                4

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-7

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.



No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------



Investment Objective and Strategies
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital.


  The fund seeks to meet this objective by investing, normally, at least 80% of its assets in marketable equity securities issued by Asian companies (except Japanese companies), including companies with market capitalizations of less than $1 billion. The fund considers Asian companies to be those (i) organized under the laws of a country in Asia and having a principal office in a country in Asia; (ii) that derive 50% or more of their total revenues from business in Asia; or (iii) whose equity securities are traded principally on a stock exchange, or in an over-the-counter market, in Asia.



  The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of Asian companies. The fund may also invest up to 20% of its total assets in securities of non-Asian companies. The fund may also invest up to 20% of its total assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies.

  The fund will normally invest in companies located in at least three countries, including countries in Asia as well as Australia and New Zealand. The fund may also invest up to 100% of its total assets in companies in developing countries, i.e., those that are in the initial stages of their industrial cycles.



  The fund's portfolio managers focus on companies that have experienced above-average long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the fund's portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The fund's portfolio managers usually sell a particular security when any of those factors materially changes.



  In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective.



Principal Risks of Investing in the Fund
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the equity securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small and micro-cap companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small and micro-cap companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.



  The prices of foreign securities may be further affected by other factors, including:


- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.


- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.


- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.


  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.



  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.



  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.



  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------

Performance Information
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]

December 31                           Return%
-----------                           -------
   1998                               -8.54%



  During the periods shown in the bar chart, the highest quarterly return was 15.49% (quarter ended December 31, 1998) and the lowest quarterly return was -25.67% (quarter ended June 30, 1998).


PERFORMANCE TABLE
-------------------------------------------------------------------------------

The following performance table compares the fund's performance to that of a broad-based securities market index.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------
(for the periods ended                          SINCE     INCEPTION
December 31, 1998)                   1 YEAR   INCEPTION        DATE
-------------------------------------------------------------------
Class A                              (13.54)%  (22.18)%   11/03/97
Class B                              (13.78)   (21.66)    11/03/97
Class C                              (10.50)   (19.12)    11/03/97
MSCI AC Asia Pacific Free ex-Japan
  Index(1)                           (4.42)    (10.18)(2) 10/31/97(2)
-------------------------------------------------------------------



(1) The Morgan Stanley Capital International All Country Asia Pacific Free ex-Japan Index measures the performance of 12 of both developed and emerging markets in this region. The index excludes shares that are not readily purchased by non-local investors.


(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------


Fee Table and Expense Example
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)        CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)          5.50%     None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                 None(1)   5.00      1.00
-------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.95%     0.95%     0.95%
Distribution and/or
Service (12b-1) Fees      0.35      1.00      1.00
Other Expenses            3.58      3.80      3.80
Total Annual Fund
Operating Expenses        4.88      5.75      5.75
Fee Waivers and
Reimbursements(2)        (2.96)    (2.95)    (2.95)
Net Expenses              1.92      2.80      2.80
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) The investment advisor has agreed to waive a portion of its fees and reimburse expenses. The waiver may not be terminated without the approval of the fund's Board of Directors.


  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $734    $1,120    $1,530     $2,670
Class B    783     1,168     1,679      2,918
Class C    383       868     1,479      3,128
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $734    $1,120    $1,530     $2,670
Class B    283       868     1,479      2,918
Class C    283       868     1,479      3,128
----------------------------------------------

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------



Fund Management
--------------------------------------------------------------------------------

THE ADVISORS


A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management including the fund's investment decisions and the execution of securities transactions. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. INVESCO Global Asset Management Limited (the subadvisor), the fund's subadvisor, is located at Cedar House, 41 Cedar Avenue, Hamilton, HM12 Bermuda. INVESCO Asia Limited (the subsubadvisor), the fund's subsubadvisor, is located at Suite 2106, Two Pacific Place, 88 Queensway, Hong Kong. All three entities are affiliated.

  The subadvisor and subsubadvisor are responsible for providing the advisor with economic and market research, securities analysis and investment recommendations with respect to the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives. The subadvisor has acted as an investment advisor since its organization in 1995. The subsubadvisor has acted as an investment advisor since 1994.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 1998, the advisor received compensation of 0.17% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, both of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are



- A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1997 and has been associated with the advisor and/or its affiliates since 1989.



- Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since its inception in 1997 and has been associated with the advisor and/or its affiliates since 1990.



Other Information
--------------------------------------------------------------------------------

SALES CHARGES



Purchases of Class A shares of AIM Asian Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.



DIVIDENDS AND DISTRIBUTIONS


DIVIDENDS



The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS


The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------


Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.


  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).



  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                 CLASS A               CLASS B               CLASS C
                                                             ----------------      ----------------      ----------------
                                                              FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                                             NOVEMBER 3, 1997      NOVEMBER 3, 1997      NOVEMBER 3, 1997
                                                                 THROUGH               THROUGH               THROUGH
                                                             OCTOBER 31, 1998      OCTOBER 31, 1998      OCTOBER 31, 1998
-----------------------------------------------------------------------------      ----------------      ----------------
Net asset value, beginning of period                             $ 10.00               $ 10.00               $ 10.00
Income from investment operations:
  Net investment income                                             0.05                 (0.01)                (0.01)
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (2.36)                (2.36)                (2.38)
    Total from investment operations                               (2.31)                (2.37)                (2.39)
Net asset value, end of period                                   $  7.69               $  7.63               $  7.61
Total return(a)                                                   (23.10)%              (23.70)%              (23.90)%
-----------------------------------------------------------------------------      ----------------      ----------------
Ratios/supplemental data:
-----------------------------------------------------------------------------      ----------------      ----------------
Net assets, end of period (000s omitted)                         $ 7,716               $ 3,030               $   686
Ratio of expenses to average net assets(b)(c)                       1.92%                 2.80%                 2.80%
Ratio of net investment income (loss) to average net
  assets(c)(d)                                                      0.70%                (0.18)%               (0.18)%
Portfolio turnover rate                                               79%                   79%                   79%
-----------------------------------------------------------------------------      ----------------      ----------------


(a) Does not deduct sales charges and is not annualized for periods less than one year.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 4.88% (annualized), 5.75% (annualized) and 5.75% (annualized) for Class A, Class B and Class C, respectively.


(c) Ratios are annualized and based on average net assets of $4,797,215, $1,468,486 and $305,653 for Class A, Class B and Class C, respectively.


(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (2.27)% (annualized), (3.15)% (annualized) and (3.15)% (annualized), for Class A, Class B and Class C, respectively.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



Shareholder Information
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions*
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors


       * AIM Money Market Fund: Class B shares convert to AIM Cash Reserve
         Shares.


         AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.


--------------------------------------------------------------------------------


DISTRIBUTION AND SERVICE (12b-1) FEES


Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                       MCF-03/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SALES CHARGES


Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.





INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I INITIAL SALES CHARGES
--------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   25,000    5.50%         5.82%
$ 25,000 but less than $   50,000    5.25          5.54
$ 50,000 but less than $  100,000    4.75          4.99
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    3.00          3.09
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY II INITIAL SALES CHARGES
---------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   50,000    4.75%         4.99%
$ 50,000 but less than $  100,000    4.00          4.17
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    2.50          2.56
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY III INITIAL SALES CHARGES
----------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
              Less than $ 100,000   1.00%         1.01%
$ 100,000 but less than $ 250,000   0.75          0.76
$250,000 but less than $1,000,000   0.50          0.50
----------------------------------------------------------


CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.


CONTINGENT DEFERRED SALES CHARGES FOR


CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


     YEAR SINCE
    PURCHASE MADE         CLASS B           CLASS C
----------------------------------------------------------
First                        5%                1%
Second                       4                None
Third                        3                None
Fourth                       3                None
Fifth                        2                None
Sixth                        1                None
Seventh and following      None               None
----------------------------------------------------------



COMPUTING A CDSC



The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

                                 -------------
                                 THE AIM FUNDS
                                 -------------


13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.


There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.



PURCHASING SHARES


MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                       50                                                   50
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------


HOW TO PURCHASE SHARES


You may purchase shares using one of the options below.


PURCHASE OPTIONS


-



                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed Account Application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed Account Application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase.
----------------------------------------------------------------------------------------------------------

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING


Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.


AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.


  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:


(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;


(2) Both accounts must have identical registration information; and


(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.


PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.


REDEEMING SHARES



REDEMPTION FEES


We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).




REDEMPTION OF AIM CASH RESERVE SHARES OF

AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE


If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.


REDEMPTION OF CLASS B SHARES ACQUIRED BY


EXCHANGE FROM AIM FLOATING RATE FUND


If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                 -------------
                                 THE AIM FUNDS
                                 -------------


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Through a Financial           Contact your financial consultant.
  Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                              (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the NYSE is open for
                              business in order to effect the redemption at that day's
                              closing price.


--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.


REDEMPTION BY MAIL


If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.


REDEMPTION BY TELEPHONE


If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or


(4) you request that payment be sent to a new address or an address that changed in the last 30 days.


The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



REINSTATEMENT PRIVILEGE (Class A shares only)



You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.


REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.


  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.



EXCHANGING SHARES


You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


  You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Advisor Class shares, but only if you acquired the AIM Cash Reserve Shares through an exchange from Advisor Class shares.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;



(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for


    (a) one another;


    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or


    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;


(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


    (a) one another;


    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares



       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;



       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or



    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or


(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:


- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;



- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

                                 -------------
                                 THE AIM FUNDS
                                 -------------


- Exchanges must be made between accounts with identical registration information;


- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);


- Shares must have been held for at least one day prior to the exchange; and


- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.


TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.


BY MAIL


If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH AIM FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

PRICING OF SHARES



DETERMINATION OF NET ASSET VALUE



The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.



  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.



TIMING OF ORDERS



You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



TAXES



In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.



  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.


  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------



Obtaining Additional Information
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.



  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


---------------------------------------------------------

BY MAIL:                     A I M Distributors, Inc.
                             11 Greenway Plaza, Suite
                             100
                             Houston, TX 77046-1173
BY TELEPHONE:                (800) 347-4246
BY E-MAIL:                   general@aimfunds.com
ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

---------------------------------------------------------



You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.



-----------------------------------
 AIM Asian Growth Fund
 SEC 1940 Act file number: 811-6463
-----------------------------------

[AIM LOGO APPEARS HERE]  www.aimfunds.com   AAG-PRO-1  INVEST WITH DISCIPLINE

        AIM   EUROPEAN
        DEVELOPMENT   FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        AIM European Development Fund seeks to provide long-term growth of capital.

        PROSPECTUS
        MARCH 1, 1999


                                       This prospectus contains important
                                       information about the Class A, B and
                                       C shares of the fund. Please
                                       read it before investing and keep it
                                       for future reference.



                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.




        [AIM LOGO APPEARS HERE]               INVEST WITH DISCIPLINE--Registered
                                                                    Trademark--]

Table of Contents
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisors                                 4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                4

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-7

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.



No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------


Investment Objective and Strategies
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital.


  The fund seeks to meet this objective by investing, normally, at least 80% of its total assets in marketable equity securities of European companies, including companies with market capitalizations of less than $1 billion. The fund considers European companies to be those (i) organized under the laws of a country in Europe and having a principal office in a country in Europe; (ii) that derive 50% or more of their total revenues from business in Europe; or
(iii) whose equity securities are traded principally in a stock exchange, or in an over-the-counter market, in Europe.



  The fund will normally invest in the securities of companies located in at least three European countries. The fund may invest up to 65% of its total assets in European companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles.



  The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of European securities. The fund may invest up to 20% of its total assets in securities of non-European companies. The fund may also invest up to 20% of its total assets in high-grade short-term securities and in debt securities, including U.S. Government obligations, investment grade corporate bonds or taxable municipal securities.



  The fund's portfolio managers focus on companies that have experienced above-average long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the fund's portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The fund's portfolio managers usually sell a particular security when any of these factors materially changes.



  In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective.



Principal Risks of Investing in the Fund
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the equity securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small and micro-cap companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small and micro-cap companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.



  The prices of foreign securities may be further affected by other factors, including:


- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.


- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.


- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.


  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.



  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.



  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.



  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------


Performance Information
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.
ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                     [GRAPH]

                                                %
December 31                                   Return
-----------                                   ------
1998 .......................................  40.62



  During the periods shown in the bar chart, the highest quarterly return was 26.90% (quarter ended March 31, 1998) and the lowest quarterly return was -14.53% (quarter ended September 30, 1998).


PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods
ended                             SINCE     INCEPTION
December 31, 1998)     1 YEAR   INCEPTION     DATE
-----------------------------------------------------
Class A                32.90%     29.48%    11/03/97
Class B                34.51      31.71     11/03/97
Class C                38.61      35.09     11/03/97
MSCI AC Europe
Index(1)               27.18      28.68(2)  10/31/97(2)
-----------------------------------------------------



(1) The Morgan Stanley Capital International (MSCI) All Country Europe Index is an unmanaged market capitalization weighted index that is designed to represent the performance of stock markets in Europe, including both developed and emerging markets.


(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------


Fee Table and Expense Example
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(paid directly from
your investment)        CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)          5.50%     None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                 None(1)   5.00      1.00
-------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.95%     0.95%     0.95%
Distribution and/or
 Service (12b-1) Fees     0.35      1.00      1.00
 Other Expenses           0.85      0.94      0.94
 Total Annual Fund
 Operating Expenses(2)    2.15      2.89      2.89
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.


(2) The fees and expense figures are based upon actual costs and fees charged to the class for the fiscal year ended October 31, 1998, as adjusted for current fee arrangements.


  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $756    $1,186    $1,641     $2,896
Class B    792     1,195     1,723      3,039
Class C    392       895     1,523      3,214
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $756    $1,186    $1,641     $2,896
Class B    292       895     1,523      3,039
Class C    292       895     1,523      3,214
----------------------------------------------


                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------



Fund Management
--------------------------------------------------------------------------------

THE ADVISORS



A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management including the fund's investment decisions and the execution of securities transactions. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. INVESCO Global Asset Management Limited (the subadvisor), the fund's subadvisor, is located at Cedar House, 41 Cedar Avenue, Hamilton, HM12 Bermuda. INVESCO Asset Management Limited (the subsubadvisor), the fund's subsubadvisor, is located at 11 Devonshire Square, London, England EC2M4YR. The subadvisor and subsubadvisor are responsible for providing the advisor with economic and market research, securities analysis and investment recommendations with respect to the fund. All three entities are affiliated.



  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives. The subadvisor has acted as an investment advisor since its organization in 1995. The subsubadvisor has acted as an investment advisor since 1995.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 1998, the advisor received compensation of 0.87% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, both of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are



- Paul A. Rogge, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1997 and has been associated with the advisor and/or its affiliates since 1991.



- Clas G. Olsson, Portfolio Manager, who has been responsible for the fund since its inception in 1997 and has been associated with the advisor and/or its affiliates since 1994.



Other Information
--------------------------------------------------------------------------------

SALES CHARGES



Purchases of Class A shares of AIM European Development Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges in that section.


DIVIDENDS AND DISTRIBUTIONS


DIVIDENDS



The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes any long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------


Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                              CLASS A               CLASS B               CLASS C
                                                          ----------------      ----------------      ----------------
                                                           FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                                          NOVEMBER 3, 1997      NOVEMBER 3, 1997      NOVEMBER 3, 1997
                                                              THROUGH               THROUGH               THROUGH
                                                          OCTOBER 31, 1998      OCTOBER 31, 1998      OCTOBER 31, 1998
--------------------------------------------------------------------------      ----------------      ----------------
Net asset value, beginning of period                         $    10.00            $    10.00            $   10.00
Income from investment operations:
  Net investment income (loss)                                    (0.08)(a)             (0.18)(a)            (0.18)(a)
  Net gains on securities (both realized and
    unrealized)                                                    3.04                  3.05                 3.06
  Total from investment operations                                 2.96                  2.87                 2.88
Net asset value, end of period                               $    12.96            $    12.87            $   12.88
Total return(b)                                                   29.60%                28.70%               28.80%
--------------------------------------------------------------------------      ----------------      ----------------
Ratios/supplemental data:
--------------------------------------------------------------------------      ----------------      ----------------
Net assets, end of period (000s omitted)                     $   76,686            $   50,121            $   9,639
Ratio of expenses to average net assets(c)(d)                      1.98%                 2.72%                2.72%
Ratio of net investment income (loss) to average net
  assets(d)(e)                                                   (0.58)%               (1.32)%              (1.32)%
Portfolio turnover rate                                              93%                   93%                  93%
--------------------------------------------------------------------------      ----------------      ----------------


(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.


(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.15% (annualized) and 2.89% (annualized) and 2.89% (annualized) for Class A, Class B and Class C, respectively.



(d) Ratios are annualized and based on average net assets of $33,536,138, $18,428,720 and $3,262,215, for Class A, Class B and Class C shares, respectively.



(e) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.75)% (annualized), (1.49)% (annualized) and (1.49)% (annualized), for Class A, Class B and Class C, respectively.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



Shareholder Information
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions*
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors


       * AIM Money Market Fund: Class B shares convert to AIM Cash Reserve
         Shares.


         AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.


--------------------------------------------------------------------------------


DISTRIBUTION AND SERVICE (12b-1) FEES


Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                       MCF-03/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SALES CHARGES


Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.





INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I INITIAL SALES CHARGES
--------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   25,000    5.50%         5.82%
$ 25,000 but less than $   50,000    5.25          5.54
$ 50,000 but less than $  100,000    4.75          4.99
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    3.00          3.09
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY II INITIAL SALES CHARGES
---------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   50,000    4.75%         4.99%
$ 50,000 but less than $  100,000    4.00          4.17
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    2.50          2.56
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY III INITIAL SALES CHARGES
----------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
              Less than $ 100,000   1.00%         1.01%
$ 100,000 but less than $ 250,000   0.75          0.76
$250,000 but less than $1,000,000   0.50          0.50
----------------------------------------------------------


CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.


CONTINGENT DEFERRED SALES CHARGES FOR


CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


     YEAR SINCE
    PURCHASE MADE         CLASS B           CLASS C
----------------------------------------------------------
First                        5%                1%
Second                       4                None
Third                        3                None
Fourth                       3                None
Fifth                        2                None
Sixth                        1                None
Seventh and following      None               None
----------------------------------------------------------



COMPUTING A CDSC



The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

                                 -------------
                                 THE AIM FUNDS
                                 -------------


13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.


There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.



PURCHASING SHARES


MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                       50                                                   50
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------


HOW TO PURCHASE SHARES


You may purchase shares using one of the options below.


PURCHASE OPTIONS


-



                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed Account Application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed Account Application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase.
----------------------------------------------------------------------------------------------------------

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING


Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.


AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.


  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:


(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;


(2) Both accounts must have identical registration information; and


(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.


PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.


REDEEMING SHARES



REDEMPTION FEES


We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).




REDEMPTION OF AIM CASH RESERVE SHARES OF

AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE


If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.


REDEMPTION OF CLASS B SHARES ACQUIRED BY


EXCHANGE FROM AIM FLOATING RATE FUND


If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                 -------------
                                 THE AIM FUNDS
                                 -------------


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Through a Financial           Contact your financial consultant.
  Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                              (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the NYSE is open for
                              business in order to effect the redemption at that day's
                              closing price.


--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.


REDEMPTION BY MAIL


If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.


REDEMPTION BY TELEPHONE


If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or


(4) you request that payment be sent to a new address or an address that changed in the last 30 days.


The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



REINSTATEMENT PRIVILEGE (Class A shares only)



You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.


REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.


  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.



EXCHANGING SHARES


You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


  You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Advisor Class shares, but only if you acquired the AIM Cash Reserve Shares through an exchange from Advisor Class shares.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;



(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for


    (a) one another;


    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or


    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;


(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


    (a) one another;


    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares



       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;



       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or



    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or


(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:


- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;



- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

                                 -------------
                                 THE AIM FUNDS
                                 -------------


- Exchanges must be made between accounts with identical registration information;


- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);


- Shares must have been held for at least one day prior to the exchange; and


- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.


TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.


BY MAIL


If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH AIM FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

PRICING OF SHARES



DETERMINATION OF NET ASSET VALUE



The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.



  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.



TIMING OF ORDERS



You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



TAXES



In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.



  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.


  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------



Obtaining Additional Information
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.



  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


---------------------------------------------------------


BY MAIL:                     A I M Distributors, Inc.
                             11 Greenway Plaza, Suite
                             100
                             Houston, TX 77046-1173
BY TELEPHONE:                (800) 347-4246
BY E-MAIL:                   general@aimfunds.com
ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------


You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.



----------------------------------
AIM European Development Fund
SEC 1940 Act file number: 811-6463
----------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com    EDF-PRO-1   INVEST WITH DISCIPLINE

        AIM GLOBAL
        AGGRESSIVE GROWTH FUND

        ------------------------------------------------------------------------

        AIM Global Aggressive Growth Fund seeks to provide above-average long-term growth of capital appreciation.

        PROSPECTUS
        MARCH 1, 1999


                                       This prospectus contains important
                                       information about the Class A, B and
                                       C shares of the fund. Please read it
                                       before investing and keep it for
                                       future reference.



                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.


        [AIM LOGO APPEARS HERE]               INVEST WITH DISCIPLINE--Registered
                                                                  Trademark--

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------



Table of Contents
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                4

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-7

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
--------------------------------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------


Investment Objective and Strategies
--------------------------------------------------------------------------------

The fund's investment objective is above-average long-term growth of capital.


  The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in marketable equity securities of domestic and foreign issuers. The fund will normally invest in the securities of small- and medium-sized growth companies located in at least four countries, including the United States, and will usually maintain at least 20% of its total assets in U.S. dollar denominated securities. The fund emphasizes investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. The fund may also invest in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign and domestic issuers.


  The fund may also invest up to 35% of its total assets in high-grade short-term securities and in debt securities, including U.S. Government obligations, investment grade corporate bonds or taxable municipal securities.


  The fund's portfolio managers focus on companies that have experienced above-average long-term growth in earnings and have excellent prospects for future growth. In selecting countries in which the fund will invest, the fund's portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The fund's portfolio managers usually sell a particular security when any of these factors materially changes.

  In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective.



Principal Risks of Investing in the Fund
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the equity securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.


  The prices of foreign securities may be further affected by other factors, including:


- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.


- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.


- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.


  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.



  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.



  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------


Performance Information
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                     [GRAPH]

                                             %
December 31                                Return
-----------                                ------
1995.....................................   32.15
1996.....................................   23.53
1997.....................................    4.03
1998.....................................    3.93


  During the periods shown in the bar chart, the highest quarterly return was 18.07% (quarter ended December 31, 1998) and the lowest quarterly return was -20.76% (quarter ended September 30, 1998).


PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index.



                      AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------
(for the periods ended
December 31, 1998)                                  SINCE      INCEPTION
                                         1 YEAR   INCEPTION      DATE
------------------------------------------------------------------------
Class A                                   (1.01)%    13.04%    09/15/94
Class B                                   (1.65)     13.41     09/15/94
Class C                                    2.35      (4.25)    08/04/97
MSCI AC World Index(1)                    21.72      14.48(2)  08/31/94(2)
------------------------------------------------------------------------



(1) The Morgan Stanley Capital International All Country World Index measures the performance of securities listed on the major world stock exchanges of 47 markets, including both developed and emerging markets.


(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------


Fee Table and Expense Example
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                   SHAREHOLDER FEES
-------------------------------------------------------
(fees paid directly from
your investment)        CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)          4.75%     None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                 None(1)   5.00      1.00
-------------------------------------------------------


            ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees          0.87%     0.87%     0.87%
Distribution and/or
Service (12b-1) Fees     0.50      1.00      1.00
Other Expenses           0.38      0.45      0.47
Total Annual Fund
Operating Expenses       1.75      2.32      2.34
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $644    $1,000    $1,379     $2,439
Class B    735     1,024     1,440      2,514
Class C    337       730     1,250      2,676
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $644    $1,000    $1,379     $2,439
Class B    235       724     1,240      2,514
Class C    237       730     1,250      2,676
----------------------------------------------


                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------


Fund Management
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 1998, the advisor received compensation of 0.88% of average daily net assets, consisting of a management fee of 0.87%, and an administrative services fee of 0.01%, of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are


- A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1989.



- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1989.



- Kenneth A. Zschappel, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1990.



- Clas G. Olsson, Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.



- Paul A. Rogge, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1991.



- Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.



Other Information
--------------------------------------------------------------------------------

SALES CHARGES



Purchases of Class A shares of AIM Global Aggressive Growth Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.


DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS



The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS


The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------


Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                             CLASS A
                                 ------------------------------------------------------------------------------------------------
                                                                                                         FOR THE PERIOD
                                                                                                       SEPTEMBER 15, 1994
                                                      YEAR ENDED OCTOBER 31,                                THROUGH
                                      ------------------------------------------------------              OCTOBER 31,
                                    1998              1997              1996             1995                 1994
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $     17.28      $       15.76      $     13.09      $     10.22          $    10.00
Income from investment
  operations:
  Net investment income (loss)         (0.10)(a)          (0.15)(a)        (0.09)(a)        (0.09)(a)           --
  Net gains (losses) on
    securities (both realized
    and unrealized)                    (1.31)              1.67             2.81             2.96                0.22
  Total from investment
    operations                         (1.41)              1.52             2.72             2.87                0.22
Less distributions:
  Distributions from net
    realized gains                     --                 --               (0.05)           --                  --
Net asset value, end of period   $     15.87      $       17.28      $     15.76      $     13.09          $    10.22
Total return(b)                        (8.16)%             9.65%           20.83%           28.08%               2.20%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s
  omitted)                       $   937,587      $   1,242,505      $   919,319      $   186,029          $   18,410
Ratio of expenses to average
  net assets                            1.75%(c)           1.75%            1.83%            2.11%               2.02%(d)(e)
Ratio of net investment income
  (loss) to average net assets         (0.55)%(c)         (0.88)%          (0.62)%          (0.68)%              0.27%(e)(f)
Portfolio turnover rate                   50%                57%              44%              64%                  2   %
---------------------------------------------------------------------------------------------------------------------------------


(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.

(c) Ratios are based on average net assets of $1,133,222,992.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 4.03% (annualized).

(e) Annualized.

(f) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements was (1.74)% (annualized).

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------



Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                    CLASS B
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                                                            SEPTEMBER 15, 1994
                                                                                                                 THROUGH
                                                                  YEAR ENDED OCTOBER 31,                       OCTOBER 31,
                                                     1998           1997           1996          1995              1994
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  17.00      $    15.58      $  13.02      $  10.21         $   10.00
Income from investment operations:
  Net investment income (loss)                       (0.19)(a)       (0.24)(a)     (0.17)(a)     (0.14)(a)
  Net gains (losses) on securities (both             (1.29)           1.66          2.78          2.95              0.21
    realized and unrealized)
  Total from investment operations                   (1.48)           1.42          2.61          2.81              0.21
Less distributions:
  Distributions from net realized gains               --              --           (0.05)         --                --
Net asset value, end of period                    $  15.52      $    17.00      $  15.58      $  13.02         $   10.21
Total return(b)                                      (8.71)%          9.11%        20.09%        27.52%             2.10%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/supplement data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $947,293      $1,241,999      $807,215      $118,199         $   6,201
Ratio of expenses to average net assets               2.32%(c)        2.30%         2.37%         2.62%             2.54%(d)(e)
Ratio of net investment income (loss) to average     (1.11)%(c)      (1.44)%       (1.16)%       (1.19)%           (0.25)%(e)(f)
  net assets
Portfolio turnover rate                                 50%             57%           44%           64%                2%
----------------------------------------------------------------------------------------------------------------------------------



(a) Calculated using average shares outstanding.


(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.


(c) Ratios are based on average net assets of $1,165,093,820.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 4.43% (annualized).


(e) Annualized.


(f) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements was (2.14)% (annualized).

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------


Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                            CLASS C
--------------------------------------------------------------------------------------------------------
                                                                                  FOR THE PERIOD
                                                                                    AUGUST 4,
                                                                  YEAR ENDED       1997 THROUGH
                                                                 OCTOBER 31,       OCTOBER 31,
                                                                     1998              1997
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 17.00           $18.39
Income from investment operations:
  Net investment income (loss)                                      (0.19)(a)        (0.04)(a)
  Net gains (losses) on securities (both realized and               (1.29)           (1.35)
    unrealized)
  Total from investment operations                                  (1.48)           (1.39)
Less distributions:
  Distributions from net realized gains                              --               --
Net asset value, end of period                                    $ 15.52           $17.00
Total return(b)                                                     (8.71)%          (7.56)%
--------------------------------------------------------------------------------------------------------
Ratios/supplement data:
--------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                          $13,186           $4,676
Ratio of expenses to average net assets                              2.34%(c)         2.36%(d)
Ratio of net investment income (loss) to average net assets         (1.13)%(c)       (1.50)%(d)
Portfolio turnover rate                                                50%              57%
--------------------------------------------------------------------------------------------------------



(a) Calculated using average shares outstanding.


(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.


(c) Ratios are based on average net assets of $10,696,025.


(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



Shareholder Information
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions*
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors


       * AIM Money Market Fund: Class B shares convert to AIM Cash Reserve
         Shares.


         AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.


--------------------------------------------------------------------------------


DISTRIBUTION AND SERVICE (12b-1) FEES


Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                       MCF-03/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SALES CHARGES


Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.





INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I INITIAL SALES CHARGES
--------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   25,000    5.50%         5.82%
$ 25,000 but less than $   50,000    5.25          5.54
$ 50,000 but less than $  100,000    4.75          4.99
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    3.00          3.09
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY II INITIAL SALES CHARGES
---------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   50,000    4.75%         4.99%
$ 50,000 but less than $  100,000    4.00          4.17
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    2.50          2.56
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY III INITIAL SALES CHARGES
----------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
              Less than $ 100,000   1.00%         1.01%
$ 100,000 but less than $ 250,000   0.75          0.76
$250,000 but less than $1,000,000   0.50          0.50
----------------------------------------------------------


CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.


CONTINGENT DEFERRED SALES CHARGES FOR


CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


     YEAR SINCE
    PURCHASE MADE         CLASS B           CLASS C
----------------------------------------------------------
First                        5%                1%
Second                       4                None
Third                        3                None
Fourth                       3                None
Fifth                        2                None
Sixth                        1                None
Seventh and following      None               None
----------------------------------------------------------



COMPUTING A CDSC



The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

                                 -------------
                                 THE AIM FUNDS
                                 -------------


13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.


There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.



PURCHASING SHARES


MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                       50                                                   50
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------


HOW TO PURCHASE SHARES


You may purchase shares using one of the options below.


PURCHASE OPTIONS


-



                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed Account Application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed Account Application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase.
----------------------------------------------------------------------------------------------------------

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING


Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.


AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.


  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:


(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;


(2) Both accounts must have identical registration information; and


(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.


PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.


REDEEMING SHARES



REDEMPTION FEES


We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).




REDEMPTION OF AIM CASH RESERVE SHARES OF

AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE


If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.


REDEMPTION OF CLASS B SHARES ACQUIRED BY


EXCHANGE FROM AIM FLOATING RATE FUND


If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                 -------------
                                 THE AIM FUNDS
                                 -------------


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Through a Financial           Contact your financial consultant.
  Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                              (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the NYSE is open for
                              business in order to effect the redemption at that day's
                              closing price.


--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.


REDEMPTION BY MAIL


If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.


REDEMPTION BY TELEPHONE


If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or


(4) you request that payment be sent to a new address or an address that changed in the last 30 days.


The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



REINSTATEMENT PRIVILEGE (Class A shares only)



You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.


REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.


  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.



EXCHANGING SHARES


You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


  You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Advisor Class shares, but only if you acquired the AIM Cash Reserve Shares through an exchange from Advisor Class shares.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;



(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for


    (a) one another;


    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or


    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;


(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


    (a) one another;


    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares



       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;



       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or



    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or


(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:


- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;



- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

                                 -------------
                                 THE AIM FUNDS
                                 -------------


- Exchanges must be made between accounts with identical registration information;


- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);


- Shares must have been held for at least one day prior to the exchange; and


- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.


TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.


BY MAIL


If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH AIM FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

PRICING OF SHARES



DETERMINATION OF NET ASSET VALUE



The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.



  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.



TIMING OF ORDERS



You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



TAXES



In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.



  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.


  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------



Obtaining Additional Information
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.



  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


---------------------------------------------------------


BY MAIL:                     A I M Distributors, Inc.
                             11 Greenway Plaza, Suite
                             100
                             Houston, TX 77046-1173
BY TELEPHONE:                (800) 347-4246
BY E-MAIL:                   general@aimfunds.com
ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------


You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference
Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.



-----------------------------------
 AIM Global Aggressive Growth Fund
 SEC 1940 Act file number: 811-6463
-----------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com    GLA-PRO-1  INVEST WITH
                                              DISCIPLINE--Registered Trademark--

AIM GLOBAL GROWTH FUND

--------------------------------------------------------------------------------

AIM Global Growth Fund seeks to provide long-term growth of capital.

PROSPECTUS
MARCH 1, 1999


                                       This prospectus contains important
                                       information about the Class A, B and
                                       C shares of the fund. Please
                                       read it before investing and keep it
                                       for future reference.



                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.


[AIM LOGO APPEARS HERE]                                   INVEST WITH DISCIPLINE

                           ----------------------
                           AIM GLOBAL GROWTH FUND
                           ----------------------



Table of Contents
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                       1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                4

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-7

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.



No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

Investment Objective and Strategies
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital.


  The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in marketable equity securities of domestic and foreign issuers. The fund will normally invest in the securities of medium- and large-sized growth companies located in at least four countries, including the United States, and will usually maintain at least 20% of its total assets in U.S. dollar denominated securities. The fund emphasizes investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. The fund may also invest in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign and domestic issuers.



  The fund may also invest up to 35% of its total assets in high-grade short-term securities and in debt securities, including U.S. Government obligations, investment grade corporate bonds or taxable municipal securities.


  The fund's portfolio managers focus on companies that have experienced above-average long-term growth in earnings and have excellent prospects for future growth. In selecting countries in which the fund will invest, the fund's portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The fund's portfolio managers usually sell a particular security when any of these factors materially changes.


  In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective.



Principal Risks of Investing in the Fund
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the equity securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.



  The prices of foreign securities may be further affected by other factors, including:


o Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.


o Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.


o Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.


  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.



  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.



  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.



  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

Performance Information
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

-

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                    [GRAPH]
                                                             %
December 31                                               Return
-----------                                               ------
1995 .................................................... 30.09%
1996 .................................................... 19.87%
1997 .................................................... 13.85%
1998 .................................................... 22.08%


  During the periods shown in the bar chart, the highest quarterly return was 18.38% (quarter ended December 31, 1998) and the lowest quarterly return was -12.38% (quarter ended September 30, 1998).


PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index.



AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------
(for the periods ended                   SINCE     INCEPTION
December 31, 1998)            1 YEAR   INCEPTION      DATE
---------------------------------------------------------------
Class A                       16.27%     17.73%    09/15/94
Class B                       16.36      18.18     09/15/94
Class C                       20.42      11.77     08/04/97
MSCI AC World Index(1)        21.72      14.48(2)  08/31/94(2)
---------------------------------------------------------------



1 The Morgan Stanley Capital International All Country World Index measures the performance of securities listed on the major world stock exchanges of 47 markets, including both developed and emerging markets.


2 The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

Fee Table and Expense Example
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                      CLASS A  CLASS B  CLASS C
                                                      -------  -------  -------
SHAREHOLDER FEES (fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)             4.75%    None    None
     Maximum Deferred Sales Charge (Load)
        (as a percentage of original purchase price
        or redemption proceeds, whichever is less)      None(1)  5.00    1.00
                                                      -------  -------  -------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees                                         0.85%    0.85%   0.85%
Distribution and/or
Service (12b-1) Fees                                    0.50     1.00    1.00
Other Expenses                                          0.35     0.41    0.41
Total Annual Fund Operating Expenses                    1.70     2.26    2.26
                                                      -------  -------  -------



(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.


As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $640    $  985    $1,354     $2,388
Class B    729     1,006     1,410      2,455
Class C    329       706     1,210      2,595
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $640     $985     $1,354     $2,388
Class B    229      706      1,210      2,455
Class C    229      706      1,210      2,595
----------------------------------------------

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

Fund Management
--------------------------------------------------------------------------------

THE ADVISOR


A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.



  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 1998, the advisor received compensation of 0.87% of average daily net assets, consisting of a management fee of 0.85%, and an administrative services fee of 0.02% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are


o A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1989.



o Paul A. Rogge, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1991.



o Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1986.



Other Information
--------------------------------------------------------------------------------

SALES CHARGES



Purchases of Class A shares of AIM Global Growth Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.


DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS



The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                   CLASS A
                                                  ----------------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                                                            SEPTEMBER 15, 1994
                                                                  YEAR ENDED OCTOBER 31,                         THROUGH
                                                  -----------------------------------------------------        OCTOBER 31,
                                                     1998            1997          1996          1995              1994
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     16.65     $     14.20   $     12.32   $     10.23       $    10.00
Income from investment operations:
  Net investment income (loss)                          (0.05)          (0.04)        (0.01)        (0.02)              --
  Net gains on securities (both realized and
    unrealized)                                          1.74            2.49          2.11          2.11             0.23
  Total from investment operations                       1.69            2.45          2.10          2.09             0.23
Less distributions:
  Dividends from net investment income                     --              --            --        (0.004)              --
  Distributions from net realized gains                 (0.43)             --         (0.22)           --               --
  Total distributions                                   (0.43)             --         (0.22)       (0.004)              --
Net asset value, end of period                    $     17.91     $     16.65   $     14.20   $     12.32       $    10.23
Total return(a)                                         10.43%          17.25%        17.26%        20.48%            2.30%
------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $   219,050     $   178,917   $   114,971   $    23,754       $    3,093
Ratio of expenses to average net assets(b)               1.70%(c)        1.76%         1.93%         2.12%            1.95%(d)
Ratio of net investment income (loss) to average
  net assets(e)                                         (0.27)%(c)      (0.30)%       (0.13)%       (0.28)%           0.10%(d)
Portfolio turnover rate                                    97%             96%           82%           79%               6%
------------------------------------------------------------------------------------------------------------------------------



(a) Does not deduct sales charges and is not annualized for periods less than one year.



(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.94%, 2.98%, and 5.67% (annualized) for 1996-1994.



(c) Ratios are based on average net assets of $205,862,638.



(d) Annualized.



(e) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.14)%, (1.14)% and (3.63)% (annualized) for 1996-1994.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------


Financial Highlights (continued)

--------------------------------------------------------------------------------


                                                                             CLASS B
                                                  ---------------------------------------------------------------------
                                                                                                   FOR THE PERIOD
                                                                                                 SEPTEMBER 15, 1994
                                                             YEAR ENDED OCTOBER 31,                   THROUGH
                                                  --------------------------------------------      OCTOBER 31,
                                                    1998         1997       1996        1995            1994
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  16.39     $  14.05   $  12.26     $ 10.22         $10.00
Income from investment operations:
  Net investment income (loss)                       (0.15)(a)    (0.11)     (0.05)      (0.04)            --
  Net gains (losses) on securities (both
    realized and unrealized)                          1.71         2.45       2.06        2.08           0.22
  Total from investment operations                    1.56         2.34       2.01        2.04           0.22
Less distributions:
  Distributions from net realized gains              (0.43)          --      (0.22)         --             --
  Total distributions                                (0.43)          --      (0.22)         --             --
Net asset value, end of period                    $  17.52     $  16.39   $  14.05     $ 12.26         $10.22
Total return(b)                                       9.78%       16.65%     16.60%      19.96%          2.20%
-----------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $282,456     $224,225   $121,848     $17,157         $1,277
Ratio of expenses to average net assets               2.26%(c)     2.29%      2.48%(d)    2.64%(d)       2.51%(d)(e)
Ratio of net investment income (loss) to average
  net assets                                         (0.83)%(c)   (0.83)%    (0.69)%(f)  (0.79)%(f)     (0.47)%(e)(f)
Portfolio turnover rate                                 97%          96%        82%         79%             6%
-----------------------------------------------------------------------------------------------------------------------



(a) Calculated using average shares outstanding.



(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.



(c) Ratios are based on average net assets of $263,889,352.



(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.49%, 3.38% and 6.20% (annualized) for 1996-1994.



(e) Annualized.



(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.69)%, (1.54)% and (4.16)% (annualized) for 1996-1994.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

Financial Highlights (continued)
--------------------------------------------------------------------------------


                                                                        CLASS C
--------------------------------------------------------------------------------------------------
                                                                            FOR THE PERIOD
                                                                            AUGUST 4, 1997
                                                              YEAR ENDED       THROUGH
                                                              OCTOBER 31,    OCTOBER 31,
                                                                 1998            1997
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 16.39         $17.39
Income from investment operations:
  Net investment income (loss)                                    (0.15)(a)      (0.03)
  Net gains (losses) on securities (both realized and
    unrealized)                                                    1.71          (0.97)
  Total from investment operations                                 1.56          (1.00)
Less distributions:
  Distributions from net realized gains                           (0.43)            --
  Total distributions                                             (0.43)            --
Net asset value, end of period                                  $ 17.52         $16.39
Total return(b)                                                    9.78%         (5.75)%
--------------------------------------------------------------------------------------------------
Ratios/supplemental data:
--------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                        $11,765         $1,100
Ratio of expenses to average net assets                            2.26%(c)       2.29%(d)
Ratio of net investment income (loss) to average net assets       (0.83)%(c)     (0.83)%(d)
Portfolio turnover rate                                              97%            96%
--------------------------------------------------------------------------------------------------



(a) Calculated using average shares outstanding.



(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.



(c) Ratios are based on average net assets of $5,832,914.



(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



Shareholder Information
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions*
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors


       * AIM Money Market Fund: Class B shares convert to AIM Cash Reserve
         Shares.


         AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.


--------------------------------------------------------------------------------


DISTRIBUTION AND SERVICE (12b-1) FEES


Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                       MCF-03/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SALES CHARGES


Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.





INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I INITIAL SALES CHARGES
--------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   25,000    5.50%         5.82%
$ 25,000 but less than $   50,000    5.25          5.54
$ 50,000 but less than $  100,000    4.75          4.99
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    3.00          3.09
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY II INITIAL SALES CHARGES
---------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   50,000    4.75%         4.99%
$ 50,000 but less than $  100,000    4.00          4.17
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    2.50          2.56
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY III INITIAL SALES CHARGES
----------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
              Less than $ 100,000   1.00%         1.01%
$ 100,000 but less than $ 250,000   0.75          0.76
$250,000 but less than $1,000,000   0.50          0.50
----------------------------------------------------------


CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.


CONTINGENT DEFERRED SALES CHARGES FOR


CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


     YEAR SINCE
    PURCHASE MADE         CLASS B           CLASS C
----------------------------------------------------------
First                        5%                1%
Second                       4                None
Third                        3                None
Fourth                       3                None
Fifth                        2                None
Sixth                        1                None
Seventh and following      None               None
----------------------------------------------------------



COMPUTING A CDSC



The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

                                 -------------
                                 THE AIM FUNDS
                                 -------------


13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.


There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.



PURCHASING SHARES


MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                       50                                                   50
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------


HOW TO PURCHASE SHARES


You may purchase shares using one of the options below.


PURCHASE OPTIONS


-



                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed Account Application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed Account Application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase.
----------------------------------------------------------------------------------------------------------

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING


Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.


AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.


  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:


(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;


(2) Both accounts must have identical registration information; and


(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.


PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.


REDEEMING SHARES



REDEMPTION FEES


We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).




REDEMPTION OF AIM CASH RESERVE SHARES OF

AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE


If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.


REDEMPTION OF CLASS B SHARES ACQUIRED BY


EXCHANGE FROM AIM FLOATING RATE FUND


If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                 -------------
                                 THE AIM FUNDS
                                 -------------


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Through a Financial           Contact your financial consultant.
  Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                              (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the NYSE is open for
                              business in order to effect the redemption at that day's
                              closing price.


--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.


REDEMPTION BY MAIL


If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.


REDEMPTION BY TELEPHONE


If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or


(4) you request that payment be sent to a new address or an address that changed in the last 30 days.


The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



REINSTATEMENT PRIVILEGE (Class A shares only)



You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.


REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.


  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.



EXCHANGING SHARES


You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


  You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Advisor Class shares, but only if you acquired the AIM Cash Reserve Shares through an exchange from Advisor Class shares.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;



(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for


    (a) one another;


    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or


    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;


(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


    (a) one another;


    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares



       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;



       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or



    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or


(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:


- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;



- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

                                 -------------
                                 THE AIM FUNDS
                                 -------------


- Exchanges must be made between accounts with identical registration information;


- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);


- Shares must have been held for at least one day prior to the exchange; and


- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.


TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.


BY MAIL


If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH AIM FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

PRICING OF SHARES



DETERMINATION OF NET ASSET VALUE



The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.



  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.



TIMING OF ORDERS



You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



TAXES



In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.



  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.


  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                             AIM GLOBAL GROWTH FUND


Obtaining Additional Information
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.



  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


---------------------------------------------------------


BY MAIL:                     A I M Distributors, Inc.
                             11 Greenway Plaza, Suite
                             100
                             Houston, TX 77046-1173
BY TELEPHONE:                (800) 347-4246
BY E-MAIL:                   general@aimfunds.com
ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------


You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.



 AIM Global Growth Fund
 SEC 1940 Act file number: 811-6463

[AIM LOGO APPEARS HERE]     www.aimfunds.com       INVEST WITH DISCIPLINE
GLG-PRO-1

        AIM GLOBAL INCOME FUND

        ------------------------------------------------------------------------

        AIM Global Income Fund seeks to provide high current income, with a secondary objective of preservation of principal and growth of capital.

        PROSPECTUS
        MARCH 1, 1999


                                       This prospectus contains important
                                       information about the Class A, B and
                                       C shares of the fund. Please read it
                                       before investing and keep it for
                                       future reference.



                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.


        [AIM LOGO APPEARS HERE]               INVEST WITH DISCIPLINE--Registered
                                                                  Trademark--

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------



Table of Contents
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES         1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                       1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      3
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         3

Performance Table                            3

FEE TABLE AND EXPENSE EXAMPLE                4
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    4

Expense Example                              4

FUND MANAGEMENT                              5
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  5

Advisor Compensation                         5

Portfolio Managers                           5

OTHER INFORMATION                            5
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                5

Dividends and Distributions                  5

FINANCIAL HIGHLIGHTS                         6
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-7

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION     Back
  Cover
- - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

Investment Objectives and Strategies
--------------------------------------------------------------------------------

The fund's primary investment objective is high current income. Its secondary objective is preservation of principal and growth of capital.


  The fund seeks to meet these objectives by investing at least 65% of its total assets in government and non-convertible corporate debt securities, both foreign and domestic, including securities issued by supranational organizations, such as the World Bank. The fund emphasizes investment in securities issued by governments and companies in developed countries such as the United States, the countries of Western Europe, Canada, Japan, Australia and New Zealand. The fund may also invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund will normally invest in the securities of companies located in at least four different countries, including the United States, and will normally maintain at least 20% of its total assets in securities of U.S. issuers. The fund may invest up to 10% of its total assets in common stocks, preferred stocks and similar equity securities of foreign and domestic issuers and up to 10% of its total assets in convertible debt securities of foreign and domestic issuers. The fund may also invest up to 35% of its total assets in lower-quality debt securities, i.e., "junk bonds."


  The fund is a non-diversified portfolio, which means that with respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer. However, the fund will invest no more than 5% of its total assets in the securities of any one corporate issuer, and will invest no more than 25% of its total assets in securities of any one foreign government or supranational organization.


  The fund's portfolio managers focus on debt securities throughout the world that they believe have favorable prospects for current income or growth of capital. The fund's portfolio managers usually sell a particular security when any of those factors materially changes.



  In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objectives.



Principal Risks of Investing in the Fund
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Interest rate increases can cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.



  Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.


  Because it is non-diversified, the fund may invest in fewer issuers than if it was a diversified fund. The value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.


  The prices of foreign securities may be further affected by other factors, including:


- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.


- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.


- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.


  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.



  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

fund's other service providers are unable to distinguish the year
2000 from the year 1900.



  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.



  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

Performance Information
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS



The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                     [GRAPH]

                                                %
December 31                                   Return
-----------                                   ------
1995 .......................................  19.39
1996 .......................................  10.30
1997 .......................................   7.68
1998 .......................................   4.76


  During the periods shown in the bar chart, the highest quarterly return was 6.26% (quarter ended March 31, 1995) and the lowest quarterly return was -2.34% (quarter ended March 31, 1997).


PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index.



       AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------
(for the periods ended                           SINCE      INCEPTION
December 31, 1998)                     1 YEAR   INCEPTION     DATE
---------------------------------------------------------------------
Class A                                (0.19)%    8.52%     09/15/94
Class B                                (0.62)     8.85      09/15/94
Class C                                 3.30      5.89      08/04/97
Salomon Bros. World Gov't Bond
  Index(1)                             15.31      8.83(2)   08/31/94(2)
---------------------------------------------------------------------



(1) The Salomon Brothers World Government Bond Index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of US $25 million. The index is designed to provide a comprehensive measure of the total return performance of the domestic government bond markets in fourteen countries combined.


(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

Fee Table and Expense Example
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


       SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)        CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)          4.75%     None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less) None(1)  5.00   1.00
-------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.70%     0.70%     0.70%
Distribution and/or
Service (12b-1) Fees      0.50      1.00      1.00
Other Expenses            0.54      0.54      0.52
Total Annual Fund
Operating Expenses        1.74      2.24      2.22
Fee Waivers(2)           (0.49)    (0.49)    (0.49)
Net Expenses              1.23      1.75      1.73
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) The investment advisor has agreed to waive a portion of its fees. The waiver may not be terminated without the approval of the fund's Board of Directors.


  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $594     $847     $1,119     $1,893
Class B    678      851      1,149      1,925
Class C    276      545        939      2,041
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $594     $847     $1,119     $1,893
Class B    178      551        949      1,925
Class C    176      545        939      2,041
----------------------------------------------


                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

Fund Management
--------------------------------------------------------------------------------

THE ADVISOR


A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.



  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 1998, the advisor received compensation of 0.32% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are


- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1992.



- John L. Pessarra, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1990.



- Carolyn L. Gibbs, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.



Other Information
--------------------------------------------------------------------------------

SALES CHARGES



Purchases of Class A shares of AIM Global Income Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.


DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS



The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS


The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                               CLASS A
                                                  ------------------------------------------------------------------
                                                                                                      FOR THE PERIOD
                                                                                                       SEPTEMBER 15
                                                               YEAR ENDED OCTOBER 31,                    THROUGH
                                                  -------------------------------------------------     OCTOBER 31,
                                                     1998         1997         1996         1995           1994
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     10.93  $     10.85  $     10.74  $     10.02    $   10.00
Income from investment operations:
  Net investment income                                  0.71         0.72         0.79(a)      0.79         0.08
  Net gains (losses) on securities (both
    realized and unrealized)                            (0.27)        0.21         0.25         0.75         0.01
  Total from investment operations                       0.44         0.93         1.04         1.54         0.09
Less distributions:
  Dividends from investment income                      (0.61)       (0.72)       (0.81)       (0.82)       (0.07)
  Distributions from net realized gains                 (0.07)       (0.13)       (0.12)       --           --
  Return of capital                                     (0.09)       --           --           --           --
Total distributions                                     (0.77)       (0.85)       (0.93)       (0.82)       (0.07)
Net asset value, end of period                    $     10.60  $     10.93  $     10.85  $     10.74    $   10.02
Total return(b)                                          3.95%        9.05%       10.22%       16.07%        0.93%
--------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)             $ 58,115     $ 30,924     $ 21,926     $ 10,004       $2,661
Ratio of expenses to average net assets(c)               1.23%(d)     1.25%        1.25%        1.25%        1.25%(e)
Ratio of net investment income to average net
  assets(f)                                              6.38%(d)     6.54%        7.27%        7.38%        6.01%(e)
Portfolio turnover rate                                    47%          61%          83%         128%           6%
--------------------------------------------------------------------------------------------------------------------


(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges.


(c) After fee waivers and/or expense reimbursements. The ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.73%, 1.86%, 2.02%, 3.03% and 5.61% (annualized) for the periods 1998-1994.


(d) Ratios are based on average net assets of $42,649,812.


(e) Annualized.


(f) After fee waivers and/or expense reimbursements. The ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.89%, 5.93%, 6.51%, 5.59% and 1.65% (annualized) for the periods 1998-1994.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------


Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                               CLASS B
                                                  -----------------------------------------------------------------
                                                                                                     FOR THE PERIOD
                                                                                                      SEPTEMBER 15
                                                               YEAR ENDED OCTOBER 31,                   THROUGH
                                                  ------------------------------------------------     OCTOBER 31,
                                                     1998         1997         1996        1995           1994
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     10.92  $     10.84  $     10.73  $    10.01     $ 10.00
Income from investment operations:
  Net investment income                                  0.65         0.67         0.74(a)       0.74       0.07
  Net gains (losses) on securities (both
    realized and unrealized)                            (0.27)        0.21         0.24        0.75        0.01
  Total from investment operations                       0.38         0.88         0.98        1.49        0.08
Less distributions:
  Dividends from investment income                      (0.55)       (0.67)       (0.75)      (0.77)      (0.07)
  Distributions from net realized gains                 (0.07)       (0.13)       (0.12)      --          --
  Return of capital                                     (0.09)       --           --          --          --
  Total distributions                                   (0.71)       (0.80)       (0.87)      (0.77)      (0.07)
Net asset value, end of period                    $     10.59  $     10.92  $     10.84  $    10.73     $ 10.01
Total return(b)                                          3.38%        8.48%        9.66%      15.56%       0.79%
-------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)              $36,525      $25,121      $16,787      $4,207        $362
Ratio of expenses to average net assets(c)               1.75%(d)     1.76%        1.75%       1.74%       1.73%(e)
Ratio of net investment income to average net
  assets(f)                                              5.87%(d)     6.03%        6.77%       6.88%       3.59%(e)
Portfolio turnover rate                                    47%          61%          83%        128%          6%
-------------------------------------------------------------------------------------------------------------------



(a) Calculated using average shares outstanding.


(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.


(c) After fee waivers and/or expense reimbursements. The ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.25%, 2.37%, 2.53%, 3.57% and 22.09% (annualized) for 1998-1994.


(d) Ratios are based on average net assets of $30,483,393.


(e) Annualized.


(f) After fee waivers and/or expenses reimbursements. The ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 5.37%, 5.42%, 6.00%, 5.05% and (16.77)%
    (annualized) for 1998-1994.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------


Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                        CLASS C
--------------------------------------------------------------------------------------------------
                                                                            FOR THE PERIOD
                                                                               AUGUST 4
                                                              YEAR ENDED       THROUGH
                                                              OCTOBER 31,     OCTOBER 31,
                                                                 1998            1997
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   10.92       $ 10.76
Income from investment operations:
  Net investment income                                             0.66          0.15(a)
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.28)         0.17
  Total from investment operations                                  0.38          0.32
Less distributions:
  Dividends from investment income                                 (0.55)        (0.13)
  Distributions from net realized gains                            (0.07)        (0.03)
  Return of capital                                                (0.09)        --
  Total distributions                                              (0.71)        (0.16)
Net asset value, end of period                                 $   10.59       $ 10.92
Total return(b)                                                     3.39%         2.99%
--------------------------------------------------------------------------------------------------
Ratios/supplemental data:
--------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                       $   1,785       $   242
Ratio of expenses to average net assets(c)                          1.73%(d)      1.76%(e)
Ratio of net investment income to average net assets(f)             5.88%(d)      6.03%(e)
Portfolio turnover rate                                               47%           61%
--------------------------------------------------------------------------------------------------



(a) Calculated using average shares outstanding.


(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.


(c) After fee waivers and/or expense reimbursements. The ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.22% and 2.37% (annualized) for 1998-1997.


(d) Ratios are based on average net assets of $918,640.


(e) Annualized.


(f) After fee waivers and/or expenses reimbursements. The ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 5.40% and 5.42% (annualized) for 1998-1997.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



Shareholder Information
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions*
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors


       * AIM Money Market Fund: Class B shares convert to AIM Cash Reserve
         Shares.


         AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.


--------------------------------------------------------------------------------


DISTRIBUTION AND SERVICE (12b-1) FEES


Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                       MCF-03/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SALES CHARGES


Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.





INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I INITIAL SALES CHARGES
--------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   25,000    5.50%         5.82%
$ 25,000 but less than $   50,000    5.25          5.54
$ 50,000 but less than $  100,000    4.75          4.99
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    3.00          3.09
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY II INITIAL SALES CHARGES
---------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   50,000    4.75%         4.99%
$ 50,000 but less than $  100,000    4.00          4.17
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    2.50          2.56
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY III INITIAL SALES CHARGES
----------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
              Less than $ 100,000   1.00%         1.01%
$ 100,000 but less than $ 250,000   0.75          0.76
$250,000 but less than $1,000,000   0.50          0.50
----------------------------------------------------------


CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.


CONTINGENT DEFERRED SALES CHARGES FOR


CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


     YEAR SINCE
    PURCHASE MADE         CLASS B           CLASS C
----------------------------------------------------------
First                        5%                1%
Second                       4                None
Third                        3                None
Fourth                       3                None
Fifth                        2                None
Sixth                        1                None
Seventh and following      None               None
----------------------------------------------------------



COMPUTING A CDSC



The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

                                 -------------
                                 THE AIM FUNDS
                                 -------------


13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.


There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.



PURCHASING SHARES


MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                       50                                                   50
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------


HOW TO PURCHASE SHARES


You may purchase shares using one of the options below.


PURCHASE OPTIONS


-



                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed Account Application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed Account Application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase.
----------------------------------------------------------------------------------------------------------

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING


Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.


AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.


  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:


(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;


(2) Both accounts must have identical registration information; and


(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.


PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.


REDEEMING SHARES



REDEMPTION FEES


We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).




REDEMPTION OF AIM CASH RESERVE SHARES OF

AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE


If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.


REDEMPTION OF CLASS B SHARES ACQUIRED BY


EXCHANGE FROM AIM FLOATING RATE FUND


If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                 -------------
                                 THE AIM FUNDS
                                 -------------


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Through a Financial           Contact your financial consultant.
  Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                              (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the NYSE is open for
                              business in order to effect the redemption at that day's
                              closing price.


--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.


REDEMPTION BY MAIL


If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.


REDEMPTION BY TELEPHONE


If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or


(4) you request that payment be sent to a new address or an address that changed in the last 30 days.


The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



REINSTATEMENT PRIVILEGE (Class A shares only)



You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.


REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.


  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.



EXCHANGING SHARES


You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


  You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Advisor Class shares, but only if you acquired the AIM Cash Reserve Shares through an exchange from Advisor Class shares.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;



(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for


    (a) one another;


    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or


    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;


(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


    (a) one another;


    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares



       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;



       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or



    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or


(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:


- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;



- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

                                 -------------
                                 THE AIM FUNDS
                                 -------------


- Exchanges must be made between accounts with identical registration information;


- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);


- Shares must have been held for at least one day prior to the exchange; and


- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.


TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.


BY MAIL


If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH AIM FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

PRICING OF SHARES



DETERMINATION OF NET ASSET VALUE



The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.



  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.



TIMING OF ORDERS



You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



TAXES



In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.



  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.


  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------


Obtaining Additional Information
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.



  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


---------------------------------------------------------


BY MAIL:                     A I M Distributors, Inc.
                             11 Greenway Plaza, Suite
                             100
                             Houston, TX 77046-1173
BY TELEPHONE:                (800) 347-4246
BY E-MAIL:                   general@aimfunds.com
ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------


You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at
1-800-SEC-0330 for information about the Public Reference Room.

-----------------------------------
 AIM Global Income Fund
 SEC 1940 Act file number: 811-6463
-----------------------------------


[AIM LOGO APPEARS HERE]       www.aimfunds.com        GLI-PRO-1      INVEST WITH
                                                                     DISCIPLINE

        AIM INTERNATIONAL EQUITY FUND

        -----------------------------------------------------------------------

        AIM International Equity Fund seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered by the fund's portfolio managers to have strong earnings momentum.

        PROSPECTUS
        MARCH 1, 1999


                                       This prospectus contains important
                                       information about the Class A, B and
                                       C shares of the fund. Please read it
                                       before investing and keep it for
                                       future reference.



                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.



   [AIM LOGO APPEARS HERE]                    INVEST WITH DISCIPLINE--Registered
                                                                  Trademark--

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------



Table of Contents
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                4

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-7

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.



No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

Investment Objective and Strategies
--------------------------------------------------------------------------------

The fund's investment objective is to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered by the fund's portfolio managers to have strong earnings momentum.


  The fund seeks to meet this objective by investing, normally, at least 70% of its total assets in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. The fund will normally invest in companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin.



  At the present time, the fund's portfolio managers do not intend to invest more than 20% of the fund's total assets in foreign companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. The fund may also invest up to 20% of its total assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies.



  The fund's portfolio managers focus on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the fund's portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The fund's portfolio managers usually sell a particular security when any of those factors materially changes.



  In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective.



Principal Risks of Investing in the Fund
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the equity securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.



  The prices of foreign securities may be further affected by other factors, including:


- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.


- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.


- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.


  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.



  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.



  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.



  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

Performance Information
--------------------------------------------------------------------------------

  The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.


ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                %
December 31                                   Return
-----------                                   ------
1993 .......................................  45.78
1994 .......................................  -3.34
1995 .......................................  16.41
1996 .......................................  18.98
1997 .......................................   5.70
1998 .......................................  13.42


  During the periods shown in the bar chart, the highest quarterly return was 14.73% (quarter ended March 31, 1998) and the lowest quarterly return was -14.64% (quarter ended September 30, 1998).


PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index.



                AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                   SINCE     INCEPTION
December 31, 1998)  1 YEAR   5 YEARS   INCEPTION     DATE
-------------------------------------------------------------
Class A              7.19%    8.69%      12.94%    04/07/92
Class B              7.58       --        9.73     09/15/94
Class C             11.64       --        3.20     08/04/97
MSCI EAFE Index(1)  20.00     9.19       11.23(2)  03/31/92(2)
-------------------------------------------------------------



(1) The Morgan Stanley Capital International Europe, Australia and Far East Index measures performance of global stock markets in 20 developed countries.


(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

Fee Table and Expense Example
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                   SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)        CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)          5.50%     None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                 None(1)   5.00      1.00
-------------------------------------------------------


            ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.92%     0.92%     0.92%
Distribution and/or
Service (12b-1) Fees      0.30      1.00      1.00
Other Expenses            0.27      0.34      0.34
 Total Annual Fund
 Operating Expenses       1.49      2.26      2.26
Fee Waiver(2)            (0.04)    (0.04)    (0.04)
Net Expenses              1.45      2.22      2.22
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.


(2) The investment advisor has agreed to waive a portion of its fees. The waiver may not be terminated without the approval of the fund's Board of Directors.


  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A  $689     $983     $1,299     $2,190
Class B   725      994      1,390      2,360
Class C   325      694      1,190      2,554
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $689     $983     $1,299     $2,190
Class B    225      694      1,190      2,360
Class C    225      694      1,190      2,360
----------------------------------------------

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

Fund Management
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 1998, the advisor received compensation of 0.89% of average daily net assets, consisting of a management fee of 0.88%, and an administrative services fee of 0.01%, of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are


- A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1992 and has been associated with the advisor and/or its affiliates since 1989.



- Clas G. Olsson, Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.


- Paul A. Rogge, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1992 and has been associated with the advisor and/or its affiliates since 1991.


- Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.



Other Information
--------------------------------------------------------------------------------

SALES CHARGES



Purchases of Class A shares of AIM International Equity Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.


DIVIDENDS AND DISTRIBUTIONS


DIVIDENDS



The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                   CLASS A
                                                 ----------------------------------------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31,
                                                      1998            1997            1996           1995          1994
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       16.64   $       15.37   $       13.65   $     13.50   $     12.18
Income from investment operations:
  Net investment income                                    0.05(a)         0.04(a)         0.04(a)       0.01          0.02
  Net gains on securities (both realized and
    unrealized)                                            0.96            1.68            2.07          0.62          1.31
  Total from investment operations                         1.01            1.72            2.11          0.63          1.33
Less distributions:
  Dividends from net investment income                    (0.06)          (0.02)          (0.01)        (0.04)        (0.01)
  Distributions from net realized gains                   --              (0.43)          (0.38)        (0.44)        --
  Total distributions                                     (0.06)          (0.45)          (0.39)        (0.48)        (0.01)
Net asset value, end of period                    $       17.59   $       16.64   $       15.37   $     13.65   $     13.50
Total return(b)                                            6.11%          11.43%          15.79%         5.24%        10.94%
-------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $1,724,635      $1,577,390      $1,108,395      $654,764      $708,159
Ratio of expenses to average net assets(c)                 1.45%(d)        1.47%           1.58%         1.67%         1.64%
Ratio of net investment income to average net
  assets(e)                                                0.28%(d)        0.24%           0.25%         0.10%         0.22%
Portfolio turnover rate                                   78%             50%             66%           68%           67%
-------------------------------------------------------------------------------------------------------------------------



(a) Calculated using average shares outstanding.



(b) Does not deduct sales charges.



(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.49%, 1.51%, 1.60% and 1.68% for 1998-1995.



(d) Ratios are based on average net assets of $1,659,994,249.



(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 0.24%, 0.20%, 0.22% and 0.09% for 1998-1995.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------


Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                          CLASS B
----------------------------------------------------------------------------------------------------------

                                                                   YEAR ENDED OCTOBER 31,
                                                  --------------------------------------------------------
                                                     1998            1997           1996           1995
------------------------------------------------     --------     --------          --------       -------
Net asset value, beginning of period              $     16.27     $     15.13    $     13.54    $    13.49
Income from investment operations:
  Net investment income (loss)                          (0.09)(a)       (0.09)(a)       (0.07)(a)      (0.09)
  Net gains (losses) on securities (both
    realized and unrealized)                             0.95            1.66           2.04          0.61
  Total from investment operations                       0.86            1.57           1.97          0.52
Less distributions:
Dividends from net investment income                    --              --             --            (0.03)
Distributions from net realized gains                   --              (0.43)         (0.38)        (0.44)
Total distributions                                     --              (0.43)         (0.38)        (0.47)
Net asset value, end of period                    $     17.13     $     16.27    $     15.13    $    13.54
Total return(b)                                          5.29%          10.61%         14.88%         4.35%
------------------------------------------------  --------           --------       --------       -------
Ratios/supplemental data:
------------------------------------------------  --------           --------       --------       -------
Net assets, end of period (000s omitted)          $744,987        $678,809       $368,355       $51,964
Ratio of expenses to average net assets(c)               2.22%(d)        2.25%          2.35%         2.55%
Ratio of net investment income (loss) to average
  net assets(f)                                         (0.49)%(d)       (0.53)%       (0.53)%       (0.78)%
Portfolio turnover rate                                 78%             50%            66%           68%
------------------------------------------------  --------           --------       --------       -------

                                                          CLASS B
------------------------------------------------  ------------------------
                                                   FOR THE PERIOD
                                                   SEPTEMBER 15,
                                                      THROUGH
                                                  OCTOBER 31, 1994
------------------------------------------------  ----------------
Net asset value, beginning of period                 $   13.42
Income from investment operations:
  Net investment income (loss)                           (0.01)
  Net gains (losses) on securities (both
    realized and unrealized)                              0.08
  Total from investment operations                        0.07
Less distributions:
Dividends from net investment income                     --
Distributions from net realized gains                    --
Total distributions                                      --
Net asset value, end of period                       $   13.49
Total return(b)                                           0.52%
------------------------------------------------  ----------------
Ratios/supplemental data:
------------------------------------------------  ----------------
Net assets, end of period (000s omitted)             $4,833
Ratio of expenses to average net assets(c)                2.53%(e)
Ratio of net investment income (loss) to average
  net assets(f)                                          (0.67)%(e)
Portfolio turnover rate                                  67   %
------------------------------------------------  ----------------


(a) Calculated using average shares outstanding.

(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.


(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.26%, 2.28%, 2.37% and 2.56% for 1998-1995.


(d) Ratios are based on average net assets of $760,366,177.


(e) Annualized.


(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.53)%, (0.57)%, (0.55)% and (0.79)%, for 1998-1995.

                         AIM INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

                                                                                 CLASS C
                                                              ---------------------------------------------
                                                                                    FOR THE PERIOD
                                                                                      AUGUST 4,
                                                                 YEAR ENDED            THROUGH
                                                              OCTOBER 31, 1998     OCTOBER 31, 1997
------------------------------------------------------------  ----------------     ----------------
Net asset value, beginning of period                             $    16.27           $    17.64
Income from investment operations:
  Net investment income (loss)                                        (0.09)(a)            (0.02)(a)
  Net gains (losses) on securities (both realized and
    unrealized)                                                        0.96                (1.35)
  Total from investment operations                                     0.87                (1.37)
Less distributions:
Dividends from net investment income                                  --                   --
Distributions from net realized gains                                 --                   --
Total distributions                                                   --                   --
Net asset value, end of period                                   $    17.14           $    16.27
Total return(b)                                                        5.35%               (7.77)%
------------------------------------------------------------  ----------------     ----------------
Ratios/supplemental data:
------------------------------------------------------------  ----------------     ----------------
Net assets, end of period (000s omitted)                         $   58,579           $   12,829
Ratio of expenses to average net assets(c)                             2.22%(d)             2.27%(e)
Ratio of net investment income (loss) to average net
  assets(f)                                                           (0.49)%(d)           (0.55)%(e)
Portfolio turnover rate                                                  78%                  50%
------------------------------------------------------------  ----------------     ----------------


(a) Calculated using average shares outstanding.


(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.



(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.26% and 2.30% (annualized) for 1998-1997.



(d) Ratios are based on average net assets of $35,969,348.



(e) Annualized.



(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.53)% and (0.57)% (annualized) for 1998-1997.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



Shareholder Information
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions*
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors


       * AIM Money Market Fund: Class B shares convert to AIM Cash Reserve
         Shares.


         AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.


--------------------------------------------------------------------------------


DISTRIBUTION AND SERVICE (12b-1) FEES


Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                       MCF-03/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SALES CHARGES


Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.





INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I INITIAL SALES CHARGES
--------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   25,000    5.50%         5.82%
$ 25,000 but less than $   50,000    5.25          5.54
$ 50,000 but less than $  100,000    4.75          4.99
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    3.00          3.09
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY II INITIAL SALES CHARGES
---------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   50,000    4.75%         4.99%
$ 50,000 but less than $  100,000    4.00          4.17
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    2.50          2.56
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY III INITIAL SALES CHARGES
----------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
              Less than $ 100,000   1.00%         1.01%
$ 100,000 but less than $ 250,000   0.75          0.76
$250,000 but less than $1,000,000   0.50          0.50
----------------------------------------------------------


CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.


CONTINGENT DEFERRED SALES CHARGES FOR


CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


     YEAR SINCE
    PURCHASE MADE         CLASS B           CLASS C
----------------------------------------------------------
First                        5%                1%
Second                       4                None
Third                        3                None
Fourth                       3                None
Fifth                        2                None
Sixth                        1                None
Seventh and following      None               None
----------------------------------------------------------



COMPUTING A CDSC



The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

                                 -------------
                                 THE AIM FUNDS
                                 -------------


13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.


There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.



PURCHASING SHARES


MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                       50                                                   50
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------


HOW TO PURCHASE SHARES


You may purchase shares using one of the options below.


PURCHASE OPTIONS


-



                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed Account Application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed Account Application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase.
----------------------------------------------------------------------------------------------------------

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING


Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.


AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.


  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:


(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;


(2) Both accounts must have identical registration information; and


(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.


PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.


REDEEMING SHARES



REDEMPTION FEES


We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).




REDEMPTION OF AIM CASH RESERVE SHARES OF

AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE


If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.


REDEMPTION OF CLASS B SHARES ACQUIRED BY


EXCHANGE FROM AIM FLOATING RATE FUND


If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                 -------------
                                 THE AIM FUNDS
                                 -------------


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Through a Financial           Contact your financial consultant.
  Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                              (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the NYSE is open for
                              business in order to effect the redemption at that day's
                              closing price.


--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.


REDEMPTION BY MAIL


If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.


REDEMPTION BY TELEPHONE


If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or


(4) you request that payment be sent to a new address or an address that changed in the last 30 days.


The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



REINSTATEMENT PRIVILEGE (Class A shares only)



You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.


REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.


  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.



EXCHANGING SHARES


You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


  You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Advisor Class shares, but only if you acquired the AIM Cash Reserve Shares through an exchange from Advisor Class shares.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;



(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for


    (a) one another;


    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or


    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;


(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


    (a) one another;


    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares



       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;



       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or



    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or


(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:


- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;



- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

                                 -------------
                                 THE AIM FUNDS
                                 -------------


- Exchanges must be made between accounts with identical registration information;


- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);


- Shares must have been held for at least one day prior to the exchange; and


- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.


TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.


BY MAIL


If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH AIM FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

PRICING OF SHARES



DETERMINATION OF NET ASSET VALUE



The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.



  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.



TIMING OF ORDERS



You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



TAXES



In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.



  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.


  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                         AIM INTERNATIONAL EQUITY FUND


OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.



  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


---------------------------------------------------------


BY MAIL:                     A I M Distributors, Inc.
                             11 Greenway Plaza, Suite
                             100
                             Houston, TX 77046-1173

BY TELEPHONE:                (800) 347-4246

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------


You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.



 AIM International Equity Fund
 SEC 1940 Act file number: 811-6463

[AIM LOGO APPEARS HERE]   www.aimfunds.com   INT-PRO-1   INVEST WITH DISCIPLINE

                                  STATEMENT OF
                             ADDITIONAL INFORMATION


                             AIM ASIAN GROWTH FUND
                         AIM EUROPEAN DEVELOPMENT FUND
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                             AIM GLOBAL INCOME FUND
                         AIM INTERNATIONAL EQUITY FUND



              (SERIES PORTFOLIOS OF AIM INTERNATIONAL FUNDS, INC.)


                               11 Greenway Plaza
                                   Suite 100
                           Houston, Texas 77046-1173
                                 (713) 626-1919


                             --------------------


          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
                   AND IT SHOULD BE READ IN CONJUNCTION WITH
                     A PROSPECTUS OF THE ABOVE-NAMED FUNDS,
                 A COPY OF WHICH MAY BE OBTAINED FREE OF CHARGE
                     FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                      P.O. BOX 4739, HOUSTON, TX 7710-4739
                          OR BY CALLING (800) 347-4246


                             --------------------


      STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 1999, RELATING TO
           THE AIM ASIAN GROWTH FUND PROSPECTUS DATED MARCH 1, 1999,
       THE AIM EUROPEAN DEVELOPMENT FUND PROSPECTUS DATED MARCH 1, 1999,
     THE AIM GLOBAL AGGRESSIVE GROWTH FUND PROSPECTUS DATED MARCH 1, 1999,
           THE AIM GLOBAL GROWTH FUND PROSPECTUS DATED MARCH 1, 1999,
           THE AIM GLOBAL INCOME FUND PROSPECTUS DATED MARCH 1, 1999,
      AND THE AIM INTERNATIONAL EQUITY FUND PROSPECTUS DATED MARCH 1, 1999

                               TABLE OF CONTENTS



                                                                                                               PAGE
INTRODUCTION......................................................................................................3
GENERAL INFORMATION ABOUT THE COMPANY.............................................................................3
         The Company and its Shares...............................................................................3
PERFORMANCE.......................................................................................................4
         Total Return Calculations................................................................................5
         Yield Quotations.........................................................................................6
         Historical Portfolio Results.............................................................................7
PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................................10
         General Brokerage Policy................................................................................10
         Allocation of Portfolio Transactions....................................................................11
         Section 28(e) Standards.................................................................................11
         Transactions with Regular Brokers.......................................................................12
         Brokerage Commissions Paid..............................................................................12
INVESTMENT STRATEGIES AND RISKS..................................................................................13
         All Funds (except Income Fund)..........................................................................13
         Asian Fund..............................................................................................14
         European Fund...........................................................................................15
         Aggressive Growth Fund and Growth Fund..................................................................16
         Income Fund.............................................................................................18
         Equity Fund.............................................................................................20
         Real Estate Investment Trusts ("REITs").................................................................21
         Repurchase Agreements and Reverse Repurchase Agreements.................................................22
         Lending of Portfolio Securities.........................................................................22
         Borrowings..............................................................................................23
         Securities Issued on a When-Issued or Delayed Delivery Basis............................................23
         Short Sales.............................................................................................23
         Illiquid Securities.....................................................................................23
         Rule 144A Securities....................................................................................24
         Foreign Securities......................................................................................24
         Portfolio Turnover......................................................................................27
         Foreign Exchange Transactions...........................................................................27
         Hedging Strategies......................................................................................28
         Options.................................................................................................28
         Writing Covered Call Options............................................................................29
         Writing Covered Put Options.............................................................................29
         Purchasing Put Options..................................................................................30
         Purchasing Call Options.................................................................................30
         Combined Option Positions...............................................................................30
         Stock Index Options and Futures and Financial Futures...................................................30
         Restrictions on the Use of Futures Transactions.........................................................33
         Restrictions on OTC Options.............................................................................33
         Asset Coverage for Futures and Options Positions........................................................34
         Risk Factors in Options, Futures, Forward and Currency Transactions.....................................34
         Other Hedging Techniques................................................................................35
         Investment in Other Investment Companies................................................................35
INVESTMENT RESTRICTIONS..........................................................................................35
         Aggressive Growth Fund, Growth Fund, and Income Fund....................................................35
         Equity Fund.............................................................................................37
         Asian Fund and European Fund............................................................................38
MANAGEMENT.......................................................................................................40

         Directors and Officers..................................................................................40
         Remuneration of Directors...............................................................................45
         AIM Funds Retirement Plan for Eligible Directors/Trustees...............................................46
         Deferred Compensation Agreements........................................................................47
         Investment Advisory, Sub-Advisory and Administrative Services Agreements................................47
THE DISTRIBUTION PLANS...........................................................................................52
         The Class A and C Plan..................................................................................52
         The Class B Plan........................................................................................53
THE DISTRIBUTOR..................................................................................................57
         Sales Charges and Dealer Concessions....................................................................59
REDUCTIONS IN INITIAL SALES CHARGES..............................................................................62
         Contingent Deferred Sales Charge Exceptions.............................................................65
HOW TO PURCHASE AND REDEEM SHARES................................................................................67
         Backup Withholding......................................................................................67
         IRS Penalties...........................................................................................69
         Nonresident Aliens......................................................................................69
NET ASSET VALUE DETERMINATION....................................................................................69
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................70
         Reinvestment of Dividends and Distributions.............................................................70
         Tax Matters.............................................................................................70
         Special Tax Information.................................................................................70
         Qualification as a Regulated Investment Company.........................................................70
         Fund Distributions......................................................................................71
         Investment in Foreign Financial Instruments.............................................................72
         Hedging Transactions....................................................................................72
         PFIC Investments........................................................................................73
         Redemption or Exchange of Shares........................................................................74
         Foreign Income Taxes....................................................................................74
         Backup Withholding......................................................................................74
         Reinstatement Privilege.................................................................................75
         Foreign Shareholders....................................................................................75
         Miscellaneous Considerations; Effect of Future Legislation..............................................76
SHAREHOLDER INFORMATION..........................................................................................76
         Timing of Purchase Orders...............................................................................76
         Shares Certificates.....................................................................................76
         Systematic Withdrawal Plan..............................................................................76
         Terms and Conditions of Exchanges.......................................................................76
         Exchanges by Telephone..................................................................................77
         Redemptions by Telephone................................................................................77
         Signature Guarantees....................................................................................78
         Dividends and Distributions.............................................................................78
MISCELLANEOUS INFORMATION........................................................................................79
         Changes for Certain Account Information.................................................................79
         Audit Reports...........................................................................................79
         Legal Matters...........................................................................................79
         Custodian and Transfer Agent............................................................................79
         Principal Holders of Securities.........................................................................80
         Other Information.......................................................................................85
APPENDIX A......................................................................................................A-1
APPENDIX B......................................................................................................B-1
APPENDIX C......................................................................................................C-1
FINANCIAL STATEMENTS.............................................................................................FS

                                  INTRODUCTION


         AIM International Funds, Inc. (the "Company") is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in the AIM Asian Growth Fund Prospectus, the AIM European Development Fund Prospectus, the AIM Global Aggressive Growth Fund Prospectus, the AIM Global Growth Fund Prospectus, the AIM Global Income Fund Prospectus and the AIM International Equity Fund Prospectus, all dated March 1, 1999 (individually, a "Prospectus" and collectively, the "Prospectuses"). Copies of each Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' (hereinafter defined) shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Investors must receive a Prospectus before they invest in the Funds.


         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in each Fund's current Prospectus, and in order to avoid repetition, reference will be made herein to sections of the applicable Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the Company's Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                     GENERAL INFORMATION ABOUT THE COMPANY

THE COMPANY AND ITS SHARES

         The Company was organized in 1991 as a Maryland corporation, and is registered with the SEC as an open-end, series, management investment company. The Company currently consists of six separate portfolios: AIM Asian Growth Fund (the "Asian Fund"), AIM European Development Fund ( the "European Fund"), AIM Global Aggressive Growth Fund (the "Aggressive Growth Fund"), AIM Global Growth Fund (the "Growth Fund"), AIM Global Income Fund ( the "Income Fund") and AIM International Equity Fund (the "Equity Fund") (individually, a "Fund" and collectively, the "Funds"). Each portfolio of the Company offers Class A, Class B and Class C shares.

         As used in each Prospectus, the term "majority of the outstanding shares" of the Company, of a particular Fund or of a class of a Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company, such Fund or such class present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Company, such Fund or such class are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Company, such Fund or such class.


         Class A shares, Class B shares and Class C shares of each Fund represent interests in the Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses (such as those associated with the shareholder servicing of their shares) and is subject to differing sales loads (which may affect performance), conversion features and exchange privileges, and has exclusive voting rights on matters pertaining to that class' distribution plan. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Company's Board of Directors with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the different classes of shares, where applicable, of a Fund. However, on matters affecting one portfolio of the Company or one class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but which requires a separate vote of another portfolio or class. An example of a matter which would be voted on separately by shareholders of a portfolio is the approval of an advisory agreement, and an example of a matter which would be voted on separately by shareholders of a class of shares is approval of a distribution plan. When issued, shares of the Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are fully transferable. Other than the automatic conversation of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of directors can elect all of the directors of the Company, and the holders of less than 50% of the shares voting for the election of directors will not be able to elect any directors.

         Under Maryland law and the Company's By-Laws, the Company need not hold an annual meeting of shareholders to elect directors unless a meeting is required under the Investment Company Act of 1940, as amended, (the "1940 Act"). Shareholders may remove directors from office, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.

                                  PERFORMANCE


         Each Fund's performance may be quoted in advertising in terms of yield (Income Fund) or total return. All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charge) to which investments in shares of the Funds may be subject. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted.

         From time to time and in its discretion, A I M Advisors, Inc. ("AIM") or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in the Prospectus may not be terminated without the approval of the Board of Directors. Such a practice will have the effect of increasing that Fund's yield and total return. The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in any Fund.


         Additional performance information is contained in a Fund's Annual Report to Shareholders, which is available upon request without charge.

         Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

Advertising Age                                 Financial World                      Nation's Business
Barron's                                        Forbes                               New York Times
Best's Review                                   Fortune                              Pension World
Broker World                                    Hartford Courant Inc.                Pensions & Investment
Business Week                                   Institutional Investor               Personal Investor
Changing Times                                  Insurance Forum                      Philadelphia Inquirer
Christian Science Monitor                       Insurance Week                       USA Today
Consumer Reports                                Investor's Daily                     U.S. News & World Report
Economist                                       Journal of the American              Wall Street Journal
FACS of the Week                                Society of CLU & ChFC                Washington Post
Financial Planning                              Kiplinger Letter                     CNN
Financial Product News                          Money                                CNBC
Financial Services Week                         Mutual Fund Forecaster               PBS

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                           Stanger
         Donoghue's                                  Weisenberger
         Mutual Fund Values (Morningstar)            Lipper, Inc.

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

TOTAL RETURN CALCULATIONS


         Standardized total return for Class A shares of a Fund reflects the deduction of the maximum initial sales charge at the time of purchase. Standardized total return for Class B shares of a Fund reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period. Standardized total return for Class C shares of a Fund reflects the deduction of a 1% contingent deferred sales charge, if applicable, on a redemption of shares held for the period. Total returns quoted in advertising reflect all aspects of the applicable Fund's return, including the effect of reinvesting dividends and capital gain distributions, the deduction of charges and expenses and any change in such Fund's net asset value per share over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a particular Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns do not represent the actual year-to-year performance of such Fund. The stated period for quotations of average annual total return will be for periods of one year and the life of a Fund (commencing as of the effective date of its registration statement).


         In addition to average annual total returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in tables, graphs or similar illustrations. For Asian Fund, European Fund and Equity Fund total returns may be quoted with or without taking the Class A shares' 5.50% maximum sales charge, the Class B shares' 5% maximum contingent deferred sales charge ("CDSC") or the Class C shares' 1% maximum CDSC into account. For Aggressive Growth Fund, Growth Fund and Income Fund total returns may be quoted with or without taking the Class A shares' 4.75% maximum sales charge, the Class B shares' 5% maximum CDSC or the Class C shares' 1% maximum CDSC into account. Excluding sales charges from a total return calculation produces a higher total return figure.

YIELD QUOTATIONS


         Yield is computed in accordance with the standardized formula described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield reflects investment income net of expenses over the relevant period attributable to a share of Income Fund, expressed as an annualized percentage of the maximum offering price per share of Income Fund. Yield is a function of the type and quality of Income Fund's investments, the Fund's maturity and the Fund's operating expense ratio. The standard formula for calculating yield for the Income Fund, is as follows:

                                                    6
                       YIELD = 2[((a-b)/(c x d) + 1) -1]

Where         a     =    dividends and interest earned during a stated
                         30-day period. For purposes of this calculation,
                         dividends are accrued rather than recorded on the
                         ex-dividend date. Interest earned under this formula
                         must generally be calculated based on the yield to
                         maturity of each obligation (or, if more appropriate,
                         based on yield to call date).
              b     =    expenses accrued during period (net of reimbursement).
              c     =    the average daily number of shares outstanding during
                         the period.
              d     =    the maximum offering price per share on the last day
                         of the period.

         The yields for the Class A, Class B and Class C shares of Income Fund for the 30-day period ended October 31, 1998 were as follows:


                                                   With       Without
                                                 Waivers      Waivers
                                                 -------      -------

               Class A..........................  5.56%       5.10%
               Class B..........................  5.34%       4.86%
               Class C..........................  5.34%       4.86%

HISTORICAL PORTFOLIO RESULTS


         Total returns for each of the named Funds, with respect to its Class A shares, for the one-year and five-year (if applicable) periods and since inception ended October 31, 1998 (which include the maximum sales charge and reinvestment of all dividends and distributions), were as follows:



                                     Average Annual Total Return                       Cumulative Return
                                   Periods ended October 31, 1998                 Periods ended October 31, 1998
                                -----------------------------------              ----------------------------------


                                  One          Five         Since                   One         Five        Since
Class A Shares:                   Year         Years      Inception                Year         Years     Inception
---------------                 --------       -----      ---------              --------       -----     ---------

Aggressive Growth Fund           (12.51)%        N/A       10.62%**               (12.51)%      N/A        51.68%**
Asian Fund                         N/A           N/A      (27.32)%***               N/A         N/A        27.32%***
European Fund                      N/A           N/A       22.50%***                N/A         N/A        22.50%***
Equity Fund                        0.27%         8.60%     12.02%*                  0.27%      51.03%     110.76%*
Growth Fund                        5.18%         N/A       15.03%**                 5.18%       N/A        78.22%**
Income Fund                       (1.03)%        N/A        8.38%**                (1.03)%      N/A        39.40%**



*     The inception date for the Class A shares of Equity Fund was April 7,
      1992.

** The inception date for the Class A shares of each of Aggressive Growth Fund, Growth Fund and Income Fund was September 15, 1994.

*** The inception date for the Class A shares of Asian Fund and European Fund was November 3, 1997.



         Total returns for each of the named Funds, with respect to its Class B shares, for the one-year period and since inception ended October 31, 1998 (which include the maximum contingent deferred sales charge and reinvestment of all dividends and distributions) were as follows:




                                    Average Annual Total Return                        Cumulative Return
                                   Periods ended October 31, 1998                  Periods ended October 31,  1998
                                -----------------------------------              ----------------------------------


                                        One               Since                         One             Since
Class B Shares:                         Year             Inception                      Year           Inception
---------------                        -------         ------------                    -------        -------------

Aggressive Growth Fund                 (13.27)%           10.99%*                      (13.27)%          53.76%*
Asian Fund                               N/A             (27.52)%**                      N/A            (27.52)%**
European Fund                            N/A              23.70%**                       N/A             23.70%**
Equity Fund                              0.29%             8.18%*                        0.29%           38.34%*
Growth Fund                              4.78%            15.48%*                        4.78%           81.08%*
Income Fund                             (1.47)%            8.73%*                       (1.47)%          41.23%*



* The inception date for the Class B shares of each of Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund was September 15, 1994.

** The inception date for the Class B shares of each of Asian Fund and European Fund was November 3, 1997.

         Total returns for each of the named Funds, with respect to its Class C shares for the one-year period and since inception ended October 31, 1998 (which include the maximum contingent deferred sales charge and reinvestment of all dividends and distributions) were as follows:




                                     Average Annual Total Return                         Cumulative Return
                                   Periods ended October 31, 1998                   Periods ended October 31, 1998
                                   ------------------------------                   ------------------------------

                                        One              Since                           One           Since
Class C Shares:                         Year           Inception                        Year         Inception
---------------                         ----           ---------                        ----         ---------

Aggressive Growth Fund                 (9.62)%           (12.78)%*                      (9.62)%       (15.61)%*
Asian Fund                               N/A             (24.66)%**                      N/A          (24.66)%**
European Fund                            N/A              27.80%**                       N/A           27.80%**
Equity Fund                              4.35%            (2.29)%*                       4.35%         (2.84)%*
Growth Fund                              8.78%             2.79%*                        8.78%          3.47%*
Income Fund                              2.42%             5.19%*                        2.42%          6.48%*



* The inception date for the Class C shares of each of Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund was August 4, 1997.

** The inception date for the Class C Shares of each of Asian Fund and European Fund was November 3, 1997.



         During the one-year period ended October 31, 1998, a hypothetical $1,000 investment in the Class A shares of Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $874.87, $1,002.68, $1,051.84 and $989.67, respectively, assuming the maximum sales charge was paid and all distributions were reinvested. For the period September 15, 1994 (inception date for Aggressive Growth Fund, Growth Fund and Income Fund) through October 31, 1998, and the five-year period ended October 31, 1997, for Equity Fund, a hypothetical $1,000 investment in the Class A shares of Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $1,516.84, $1,510.35, $1,782.21 and $1,394.05, respectively, assuming the maximum sales charge was paid and all distributions were reinvested.

         During the one-year period ended October 31, 1998, a hypothetical $1,000 investment in the Class B shares of Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $867.30, $1,002.86, $1,047.84 and $985.32, respectively, assuming the maximum contingent deferred sales charge was paid and all distributions were reinvested. For the period September 15, 1994 (inception date) through October 31, 1998, a hypothetical $1,000 investment in the Class B shares of Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $1,537.59, $1,383.44, $1,810.79 and $1,412.33, respectively, assuming the maximum contingent deferred sales charge was paid and all distributions were reinvested.

         During the one-year period ended October 31, 1998, a hypothetical $1,000 investment in the Class C shares of Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $903.82, $1,043.48, $1,087.84 and $1,024.17, respectively, assuming the maximum contingent deferred sales charge was paid and all distributions were reinvested. For the period August 4, 1997 (inception date) through October 31, 1998, a hypothetical $1,000 investment in the Class C shares of Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $843.93, $971.65, $1,810.79, and $1,064.78, respectively, assuming the maximum contingent deferred sales charge was paid and all distributions were reinvested.

         During the one-year period ended November 3, 1997 (inception date) through October 31, 1998, a hypothetical $1,000 investment in the Class A shares of Asian Fund and European Fund at the beginning of such period would have been worth $726.84 and $1,224.95, assuming the maximum contingent deferred sales charge was paid and all distributions were reinvested. For the period, November 3, 1997 (inception date) through October 31, 1998, a hypothetical $1,000 investment in the Class B shares of Asian Fund and European Fund at the beginning of such period would have been worth $724.85 and $1,237.00, assuming the maximum contingent deferred sales charge was paid and all distributions were reinvested. For the period, November 12, 1997 (inception date) through October 31, 1998, a hypothetical $1,000 investment in the Class C shares of Asian Fund and European Fund at the beginning of such period would be worth $753.39 and $1,278.00, assuming the maximum contingent deferred sales charged was paid and all distributions were reinvested.


         Each Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper, Inc. and other independent services which monitor the performance of mutual funds. The Funds may also advertise mutual fund performance rankings which have been assigned to each respective Fund by such monitoring services. Each Fund's performance may also be compared in advertising and other materials to the performance of comparative benchmarks such as indices of stocks comparable to those in which the Funds invest, as well as the following:

Standard & Poor's 500 Stock Index            Dow Jones Industrial Average
Consumer Price Index                         Morgan Stanley Capital International Indices,
Bond Buyer Index                                     including:
NASDAQ                                                        EAFE Index
COFI                                                          Pacific Basin Index
First Boston High Yield Index                                 Pacific Ex Japan Index (a widely
                                                                       recognized series of indices
                                                                       in international market
                                                                       performance)

         The Financial Times - Actuaries World Indices (a wide range of comprehensive measures of stock price performance for the world's major stock markets and regional areas)

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasuries
         30 year Treasuries
         90 Day Treasury Bills

         Advertising for the Income Fund may from time to time include discussions of general economic conditions and interest rates.

         From time to time, each Fund's advertising may include discussions of general domestic and international economic conditions and interest rates, and may make reference to international economic sources such as The Bundesbank (the German equivalent of the U.S. Federal Reserve Board). Each Fund's advertising may also include references to the use of the Fund as part of an individual's overall retirement investment program.

         From time to time, each Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation. Also from time to time, sales literature and/or advertisements for the Funds may disclose (i) the largest holdings in the Funds' portfolios, (ii) certain selling group members and/or (iii) certain institutional shareholders.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

         AIM makes decisions to buy and sell securities for the Funds, selects broker-dealers, effects the Funds' investment transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Funds are usually principal transactions, the Funds incur little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate (as applicable). While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

         In the event a Fund purchases securities traded over-the-counter, the Fund deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Fund transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

         AIM will seek, whenever possible, to recapture for the benefit of the Funds any commissions, fees, brokerage or similar payments paid by the Funds on portfolio transactions. Normally, the only fees which AIM can recapture are the soliciting dealer fees on the tender of the Funds' securities in a tender or exchange offer.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Funds, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, the Funds may purchase or sell a security from or to another AIM Fund provided the Funds follow procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

         Under the 1940 Act, certain persons affiliated with the Company are prohibited from dealing with the Company as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The 1940 Act also prohibits the Company from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Company are members except in accordance with certain conditions. These conditions may restrict the ability of the Funds to purchase municipal securities being publicly underwritten by such syndicate, and the Funds may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Company may, from time to time, serve as placement agent or financial advisor to an issuer of Municipal Securities and be paid a fee by such issuer. The Funds may purchase such Municipal Securities directly from the issuer, provided that the purchase is reviewed by the Company's Board of Directors and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Company is fair and reasonable in relation to the fees charged by others performing similar services. During the fiscal years ended October 31, 1998, 1997 and 1996, no securities or instruments were purchased by the Funds from issuers who paid placement fees or other compensation to a broker affiliated with the Funds.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage several other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by a Fund and one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of a Fund and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among such Fund and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Funds' ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to the Funds. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to them, Funds may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally or in written form. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fees paid by the Funds are not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

TRANSACTIONS WITH REGULAR BROKERS


         As of October 31, 1998, Growth Fund had common stock holdings in Merrill Lynch & Co., Inc. having a market value of $1,777,500. Merrill Lynch & Co., Inc. is a regular broker/dealer of the Company, as defined in Rule 10b-1.

         As of October 31, 1998, Growth Fund had common stock holdings in Morgan Stanley, Dean Witter, Discovery & Co. having a market value of $1,677,025. Morgan Stanley, Dean Witter, Discovery & Co. is a regular broker/dealer of the Company, as defined in rule 10b-1.


BROKERAGE COMMISSIONS PAID


         For the fiscal years ended October 31, 1998, 1997 and 1996, Aggressive Growth Fund paid brokerage commissions of $5,519,840, $6,227,671 and $5,169,447, respectively. For the fiscal year ended October 31, 1998, AIM allocated certain of Aggressive Growth Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $54,530,652 and the related brokerage commissions were $110,236.

         For the fiscal years ended October 31, 1998, 1997 and 1996, Equity Fund paid brokerage commissions of $8,743,049, $6,002,915 and $5,666,504, respectively. The increase in brokerage commissions from October 31, 1996 through October 31, 1998 was due to the increase in Equity Fund's net assets during such period. For the fiscal year ended October 31, 1998, AIM allocated certain of Equity Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $2,845,668 and the related brokerage commissions were $8,856.

         For the fiscal years ended October 31, 1998, 1997 and 1996, Growth Fund paid brokerage commissions of $1,482,482, $1,249,946 and $826,284, respectively. The increase in brokerage commissions from October 31, 1996 through October 31, 1998 was due to the increase in Growth Fund's net assets during such period. For the fiscal year ended October 31, 1998, AIM allocated certain of Growth Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $28,310,525 and the related brokerage commissions were $33,859.

         For the fiscal years ended October 31, 1998, 1997, and 1996, Income Fund paid brokerage commissions of $2,638, $162, and $1,570, respectively. For the fiscal year ended October 31, 1998, none of Income Fund's brokerage transactions were allocated to broker-dealers that provided AIM with certain research, statistical and other information.

         For the fiscal period ended October 31, 1998, European Fund paid brokerage commissions of $563,626. For the fiscal year ended October 31, 1998, AIM allocated certain of European Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $310,053 and the related brokerage commissions were $254.

         For the fiscal period ended October 31, 1998, Asian Fund paid brokerage commissions of $75,694. For the fiscal year ended October 31, 1998, AIM allocated certain of Asian Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $14,801 and the related brokerage commissions were $44.



                        INVESTMENT STRATEGIES AND RISKS


         The following discussion of certain investment strategies and risks supplements the discussion set forth in each Fund's Prospectus under the headings "Investment Objective(s) and Strategies" and "Principal Risks of Investing in the Fund."

         The Funds' investment objective(s) are fundamental policies that cannot be changed without shareholder approval. There can, of course, be no assurance that any Fund will in fact achieve its objective(s). The Board of Directors of the Company reserves the right to change any of the investment policies, strategies or practices of any of the Funds, as described in this Statement of Additional Information, without shareholder approval, except in those instances where shareholder approval is expressly required.

ALL FUNDS (EXCEPT INCOME FUND)

         In managing the Funds, AIM seeks to apply to each of the diversified portfolios of equity securities the same investment strategy which it applies to several of its other managed portfolios which have similar investment objectives but which invest primarily in United States equities markets. Each of the Funds will utilize to the extent practicable a fully managed investment policy providing for the selection of securities which meet certain quantitative standards determined by AIM. AIM reviews carefully the earnings history and prospects for growth of each company considered for investment by each of the Funds. It is anticipated that common stocks will be the principal form of investment of the Funds. The portfolio of each of the Funds is primarily comprised of securities of two basic categories of companies: (a) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (b) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in earnings.

         If a particular foreign company meets the quantitative standards determined by AIM, its securities may be acquired by a Fund regardless of the location of the company or their percentage of the Fund's investments in the company's country or region. However, AIM will also consider other factors in making investment decisions for these Funds including such factors as the prospects for relative economic growth among countries or regions, economic and political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security.

         AIM recognizes that often there is less public information about foreign companies than is available in reports supplied by domestic companies, that foreign companies are not subject to uniform accounting and financial reporting standards, and that there may be greater delays experienced by a Fund in receiving financial information supplied by foreign companies than comparable information supplied by domestic companies. In addition, the value of the Fund's investments that are denominated in a foreign currency may be affected by changes in currency exchange rates. For these and other reasons, AIM from time to time may encounter greater difficulty applying its disciplined stock selection strategy to an international equity investment portfolio than to a portfolio of domestic equity securities.

ASIAN FUND


         The investment objective of the Asian Fund is to provide long-term growth of capital.

         The Asian Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities, the issuers of which are located in Asia, and which are considered by AIM to have strong earnings momentum or demonstrate other potential for capital appreciation. Any income realized by the Asian Fund will be incidental and will not be an important criterion in the selection of portfolio securities.


         Under normal market conditions the Asian Fund will invest at least 80% of its total assets in marketable equity securities, including common stock, preferred stock, depositary receipts for stock and other securities having the characteristics of stock (such as an equity or ownership interest in a company) of Asian companies. The Asian Fund may satisfy the foregoing requirement in part by investing in the securities of foreign issuers which are in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of Asian issuers. The Asian Fund may also satisfy such requirement by investing up to 20% of its total assets in securities exchangeable for or convertible into equity securities of Asian companies. The Asian Fund will not invest in Japanese securities. Any change to such policy must be submitted by AIM to the Company's Board of Directors prior to the effectiveness of such change.

         The Asian Fund considers an issuer of securities to be an Asian company if: (i) it is organized under the laws of a country in Asia and has a principal office in a country in Asia; (ii) it derives a significant portion (i.e., 50% or more) of its total revenues from business in Asia; or (iii) its equity securities are traded principally on a stock exchange in Asia or in an over-the-counter market in Asia. The Asian Fund also considers shares of Asian closed-end management investment companies, the assets of which are invested primarily in Asian equity securities, to be securities of Asian companies.


         There are no prescribed limits on geographic asset distribution within Asia. Under normal market conditions, at least three countries will be represented in the Asian Fund's portfolio of investments. The Asian Fund intends to invest in securities of issuers in Asia as well as countries such as Australia and New Zealand. The Asian Fund may invest, without limit, in "developing" countries or "emerging markets." For a description of the risk factors associated with investment in emerging markets. The Fund may invest up to 20% of its total assets in securities of non-Asian companies.

         A description of other investment strategies Asian Fund may pursue follows after the section entitled " --Equity Fund."

         The Asian Fund considers issuers of securities located in the following countries to be Asian issuers:

         Bangladesh         Indonesia      Philippines     Thailand
         China              Korea          Singapore       Vietnam
         Hong Kong          Malaysia       Sri Lanka
         India              Pakistan       Taiwan

         In addition to Asian issuers, Asian Fund may invest up to 20% of its total assets in securities of non-Asian issuers. The following is a list of some of the non-Asian countries in which Asian Fund may invest from time to time:

          Australia                   New Zealand

EUROPEAN FUND


         The investment objective of the European Fund is to provide long-term growth of capital.

         The European Fund seeks to achieve its investment objective by investing in a diversified portfolio of European equity securities, the issuers of which are considered by AIM to have strong earnings momentum or demonstrate other potential for capital appreciation. Any income realized by the European Fund will be incidental and will not be an important criterion in the selection of portfolio securities.


         Under normal market conditions the European Fund will invest at least 80% of its total assets in marketable equity securities, including common stock, preferred stock, depositary receipts for stock and other securities having the characteristics of stock (such as an equity or ownership interest in a company) of European companies. The European Fund may satisfy the foregoing requirement in part by investing in the securities of European issuers which are in the form of ADRs, EDRs, or other securities representing underlying securities of European issuers. The European Fund may also satisfy such requirement by investing up to 20% of its total assets in securities exchangeable for or convertible into equity securities of European issuers. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization.


         The European Fund considers an issuer of securities to be a European company if; (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives a significant portion (i.e., 50% or more) of its total revenues from business in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe or in an over-the-counter market in Europe. The European Fund also considers European equity securities of closed-end management investment companies, the assets of which are invested primarily in European equity securities, to be securities of European companies.

         There are no prescribed limits on geographic asset distribution within the European community. Under normal market conditions, at least three European countries will be represented in the European Fund's portfolio of investments. The European Fund intends to invest in securities of issuers in Western Europe (such as the United Kingdom, Germany and the Netherlands) as well as companies of issuers in Eastern Europe (such as Croatia, the Czech Republic, Russia and Turkey). Many of the countries in Eastern Europe are "developing" countries or "emerging markets." The European Fund may invest up to 65% of its total assets in securities of European issuers located in "developing" countries or "emerging markets." The European Fund may invest up to 20% of its total assets in securities of non-European companies.

         A description of other investment strategies European Fund may pursue follows after the section entitled "--Equity Fund."

         European Fund considers issuers of securities located in the following countries to be European issuers:



Austria             Germany             Netherlands    Slovenia
Belgium             Greece              Norway         Spain
Croatia             Hungary             Poland         Sweden
Czech Republic      Ireland             Portugal       Switzerland
Denmark             Italy               Romania        Turkey
Finland             Liechtenstein       Russia         Ukraine
France              Luxembourg          Slovakia       United Kingdom

         In addition to European issuers, European Fund may invest up to 20% of its total assets in securities of non-European issuers. The following is a list of some of the non-European countries in which European Fund may invest from time to time:

         Bermuda         Israel         South Africa        United States
         Egypt

         The above lists may include foreign countries that have not yet been approved by the Company's advisor. European Fund will only invest in foreign countries that have been approved by the advisor.

         The word "Development" in European Fund's name is designed to address the general restructuring taking place in Europe as well as a more dramatic political and economic restructuring taking place in regions such as Eastern Europe. Also consistent with the name, the Fund has the ability to invest a significant portion of its total assets in securities issued in emerging markets.

         PRIVATIZED ENTERPRISES. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. European Fund's investments in the securities of privatized enterprises include privately negotiated investments in a government- or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

         In certain jurisdictions, the ability of foreign entities, such as European Fund, to participate in privatizations may be limited by local law, or the price or terms on which European Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

         In the case of the enterprises in which European Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

         Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

         Prior to privatization, most of the state enterprises in which European Fund may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition.

AGGRESSIVE GROWTH FUND AND GROWTH FUND

         Aggressive Growth Fund and Growth Fund have their own investment objective and investment program as discussed herein.

         The investment objective of Aggressive Growth Fund is to provide above-average long-term growth of capital appreciation.

         The Fund seeks to achieve its objective by investing in a portfolio of global equity securities including securities of selected companies with relatively small market capitalization.

         The Aggressive Growth Fund will invest in companies throughout the world which AIM believes possess exceptional growth potential that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by Aggressive Growth Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and an investor should not consider a purchase of shares of Aggressive Growth Fund as equivalent to a complete investment program. Aggressive Growth Fund will emphasize investment in small to medium-sized companies, but its strategy does not preclude investment in large, seasoned companies which in AIM's judgement possess superior potential returns similar to companies with formative growth profiles. The Fund will also invest in established smaller companies (under $1 billion in market capitalization) which in AIM's judgment offer exceptional value based upon substantially above average earnings growth potential relative to market value. Investors should realize that equity securities of small to medium-sized companies may involve greater risk than is associated with investing in more established companies. Small to medium-sized companies often have limited product and market diversification, fewer financial and managerial resources or may be dependent on a few key managers. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Fund to buy and sell shares without an unfavorable impact on prevailing market prices. Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market. Any of the foregoing may change suddenly and have an immediate impact on the value of the Fund's investments. Furthermore, whenever the securities markets have experienced rapid price changes due to national economic trends, secondary growth securities have historically been subject to exaggerated price changes.

         The investment objective of Growth Fund is to provide long-term growth of capital.


         The Fund seeks to achieve its objective by investing in a portfolio of global equity securities of selected companies that are considered by AIM to have strong earnings momentum. Current income will not be an important criterion of investment section, and any such income should be considered incidental.

         Under normal market conditions, Aggressive Growth Fund and Growth Fund will invest 65% of their respective total assets in marketable equity securities (including common and preferred stock and other securities having the characteristics of stock (such as an equity or ownership interest in a company)) of companies which are listed on a recognized securities exchange or traded in an over-the-counter market. Each of these Funds may satisfy the foregoing requirement in part by investing in the securities of issuers which are in the form of ADRs, EDRs, or other securities representing underlying securities of foreign issuers. Each of Aggressive Growth Fund and Growth Fund may invest up to 20% of its total assets in securities convertible into or exchangeable for equity securities of foreign and domestic issuers which (except in the case of ADRs, EDRs and other securities representing underlying securities of foreign issuers) are listed on a recognized securities exchange or traded in an over-the-counter market.

         Under normal market conditions, the assets of each Fund will be invested in the securities of companies located in at least four different countries, including the United States. Aggressive Growth Fund and Growth Fund will each emphasize investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin (such as Japan, Hong Kong and Australia). The Funds may also invest in the securities of companies located in developing countries (such as Turkey, Poland and Mexico) in various regions of the world. A "developing country" is a country in the initial stages of this industrial cycle. Investment in the equity markets of developing countries involves exposure to securities exchanges that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable than the equity markets of developed countries.

         A description of other investment strategies Aggressive Growth Fund and Growth Fund may pursue follows the section entitled "Investment Strategies and Risks."

INCOME FUND


         Income Fund's primary investment objective is to provide a high level of current income. As a secondary objective the Fund seeks preservation of principal and capital appreciation.

         The Fund seeks to achieve its objectives by investing in a portfolio of U.S. and foreign government and corporate debt securities. Income Fund intends to invest in (i) foreign government securities, (ii) securities issued by supranational organizations (such as the World Bank), (iii) foreign and domestic corporate debt securities, including lower-rated or unrated U.S. dollar-denominated high yield corporate debt securities, commonly known as "junk bonds" and (iv) U.S. Government securities, including U.S. Government Agency mortgage-backed securities.

         Income Fund is a non-diversified portfolio, which means that with respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer. Income Fund will, however, invest no more than 5% of its total assets in the securities of any one corporate issuer, and will invest no more than 25% of its total assets in securities of any one foreign government or supranational issuer. Income Fund will generally invest in the securities of issuers located in at least four countries, including the United States.

         Income Fund will invest in securities issued by governments and companies throughout the world, but expects that it will invest primarily in securities of issuers in industrialized countries with established securities markets, such as Western European countries, Canada, Japan, Australia, New Zealand and the United States. Income Fund may, however, invest up to 20% of its total assets in securities of issuers in developing countries such as Turkey, Poland and Mexico.

         Although Income Fund will invest at least 65% of its total assets in non-convertible debt securities of foreign and domestic issuers, it may invest up to 10% of its total assets in common stocks, preferred stocks and similar equity securities of foreign and domestic issuers. Income Fund may also invest up to 10% of its total assets in convertible debt securities of foreign and domestic issuers.


         Income Fund may invest less than 35% of its total assets in high yield debt securities (i.e., "junk bonds"). Such securities, at the time of purchase, are rated below investment grade or are determined by AIM to be non-investment grade quality. For a description of the various rating categories of corporate debt securities in which Income Fund may invest, see Appendix B. While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than higher-rated securities. Economic downturns tend to disrupt the market for junk bonds and adversely affect their values. Such economic downturns may be expected to result in increased price volatility for junk bonds and of the value of shares of the Fund, and increased issuer defaults on junk bonds.

         In addition, many issuers of junk bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, junk bonds are subordinated to the prior payment of senior indebtedness, which potentially limits a Fund's ability to fully recover principal or to receive payments when senior securities are subject to a default.

         The credit rating of a debt security does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. Junk bonds have speculative characteristics which are likely to increase in number and significance with each successive lower rating category. Credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield bonds. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, AIM continuously monitors the issuers of high yield bonds in Income Fund's portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the bonds' liquidity so that Income Fund can meet redemption requests. The achievement of Income Fund's investment objective may be more dependent on AIM's own credit analysis than might be the case for a fund which invests in higher quality bonds. Income Fund may retain a portfolio security whose ratings has been changed.

         When the secondary market for junk bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult for the directors to value a Fund's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market also may affect a Fund's ability to dispose of such securities at desirable prices.

         In the event the Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments, than those of higher-rated debt securities.




         Securities issued by the U.S. Treasury (notes, bonds and bills) are supported by the full faith and credit of the United States government, while certain securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may not be supported by the full faith and credit of the United States. These agency securities include both obligations supported by the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Federal Home Loan Bank) and obligations supported by the credit of the agency or instrumentality (such as Federal National Mortgage Association bonds.) Similarly, obligations of foreign governments include obligations issued by national, provincial, state or other governments that have taxing authority over their local populations, or by agencies of such governments that may be supported by the full faith and credit of the governmental entity, or solely by the credit of such agency.

         Supranational organizations include organizations formed and supported by governmental entities to promote economic growth and development, or international banking institutions, such as the International Bank of Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Supranational organizations are generally formed and supported by the capital contributions of governmental entities and, in their lending and other activities, carry out the particular purposes designated by their member governmental entities.

         The value of the debt securities in which Income Fund invests will change in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding long-term debt securities will generally decline, and during periods of falling interest rates, the values of such securities will generally rise. Such changes will affect the net asset value per share of Income Fund. Longer-term fixed income securities tend to be subject to greater fluctuations in price than shorter-term securities.


         For a discussion of certain risks associated with investments in high yield securities (i.e., "junk bonds"), foreign securities and non-diversified funds, see "Principal Risks of Investing in the Fund" in the Fund's Prospectus. A description of other investment strategies Income Fund may pursue follows after the section below entitled "--Equity Fund."

         DOLLAR ROLL TRANSACTIONS. In order to enhance portfolio returns and manage prepayment risk, Income Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, a Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. See "Borrowings," below for the applicable limitation on dollar roll transactions.

         U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES. Income Fund may invest in U.S. Government Agency Mortgage Backed Securities. These securities are obligations issued or guaranteed by the United States Government or by one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"). U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any principal prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the services of the underlying mortgage loans. GNMA, FNMA, and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC Gold Participation Certificates now guarantee timely payment of monthly principal reductions. Although their close relationship with the U.S. Government is believed to make them high-quality securities with minimal credit risks, the U.S. Government is not obligated by law to support either FNMA or FHLMC. However, historically there have not been any defaults of FNMA or FHLMC issues. See Appendix C for a more complete description of these securities.

         Mortgage-backed securities consist of interests in underlying mortgages generally with maturities of up to thirty years. However, due to early unscheduled payments of principal on the underlying mortgages, the securities have a shorter average life and, therefore, less volatility than a comparable thirty-year bond. The value of U.S. Government Agency Mortgage-Backed Securities, like other traditional debt instruments, will tend to decline as interest rates rise and increase as interest rates decline.

EQUITY FUND


         The investment objective of the Equity Fund is to provide long-term growth of capital by investing in a diversified portfolio of international equity securities, the issuers of which are considered by AIM to have strong earnings momentum. Any income realized by the Equity Fund will be incidental and will not be an important criterion in the selection of portfolio securities.

         Under normal market conditions the Equity Fund will invest at least 70% of its total assets in marketable equity securities, including common stock, preferred stock, depositary receipts for stock and other securities having the characteristics of stock (such as an equity or ownership interest in a company) of foreign companies which are listed on a recognized foreign securities exchanged or traded in a foreign over-the-counter-market. The Equity Fund may also satisfy the foregoing requirement in part by investing in the securities of foreign issuers which are in the form of ADRs, EDRs, or other securities representing underlying securities of foreign issuers. The Equity Fund may also invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies which are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market.


         Under normal market conditions, the Equity Fund intends to invest in the securities of foreign companies located in at least four countries outside the United States. The Equity Fund will emphasize investment in foreign companies in the developed countries of Western Europe (such as Germany, France, Switzerland, the Netherlands and the United Kingdom) and the Pacific Basin (such as Japan, Hong Kong and Australia), and the Equity Fund may also invest in the securities of companies located in developing countries (such as Turkey, Malaysia and Mexico) in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle.

         Investment in the equity markets of developing countries involves exposure to securities exchanges that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable than the equity markets of developed countries. At the present time, AIM does not intent to invest more than 20% of the Equity Fund's total assets in foreign companies in developing countries.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

         To the extent consistent with the Funds' investment objectives and policies, the Funds may invest in equity and/or debt securities issued by REITs. Such investments will not exceed 5% of the total assets of any of the Funds.

         REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

         To the extent that a Fund has the ability to invest in REITs, such Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, environmental liability risks, risks related to general and local economic condition, adverse change in the climate for real estate, increases in property taxes and operating expense, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.


REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

         Each Fund may enter into repurchase agreements and reverse repurchase agreements. The Fund may enter into repurchase agreements with institutions believed by the Company's Board of Directors to present minimal credit risk. A repurchase agreement is an instrument under which a Fund acquires ownership of a debt security and the seller (usually a broker or bank) agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of bankruptcy or other default of a seller of a repurchase agreement, the Fund may experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (b) a possible reduced levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. A repurchase agreement is collateralized by the security acquired by the Fund and its value is marked to market daily in order to minimize the Fund's risk. Repurchase agreements usually are for short periods, such as one or two days, but may be entered into for longer periods of time. Repurchase agreements are considered to be loans by the Funds under the 1940 Act. Repurchase agreements will be secured by U.S. Treasury securities, U.S. Government agency securities (including, but not limited to those which have been stripped of their interest payments and mortgage backed securities) and commercial paper.

         A reverse repurchase agreement involves the sale of securities held by a Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price, date, and interest payment. Aggressive Growth, Asian Fund, Growth Fund, Equity Fund, European Fund and Income Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the time a reverse repurchase agreement is outstanding, the applicable Fund will segregate liquid assets having a value equal to the repurchase price under such reverse repurchase agreement. Any investment gains made by a Fund with monies borrowed through reverse repurchase agreements will cause the net asset value of the Fund's shares to rise faster than would be the case if the Fund had no such borrowings. On the other hand, if the investment performance resulting from the investment of borrowings obtained through reverse repurchase agreements fails to cover the cost of such borrowings to the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case. Each Fund may enter into reverse repurchase agreements in amounts not exceeding 33-1/3% of the value of its total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund in lieu of liquidation may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. This risk, if encountered, could cause a reduction in the net asset value of the Fund's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.


LENDING OF PORTFOLIO SECURITIES

         For the purpose of realizing additional income, the Funds may make secured loans of portfolio securities amounting to not more than 33-1/3% of each Fund's respective total assets. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under the applicable Fund's investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Funds have a right to call each of their respective loans and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Funds will not have the right to vote securities while they are being lent, but each Fund will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.


BORROWINGS


         Each Fund may borrow money to a limited extent from banks (including the Funds' custodian bank) for temporary or emergency purposes subject to the limitations under the 1940 Act. The current provisions of the 1940 Act restrict borrowings (including reverse repurchase agreements and dollar roll transactions) to an aggregate of 33-1/3% of the Fund's total assets at the time of the transaction. In addition, the Funds, except for Income Fund, do not intend to engage in leverage; therefore consistent with current interpretations of the SEC, the Funds, except for Income Fund will not purchase additional securities while borrowings from banks exceed 5% of each Fund's total assets.

         Reverse repurchase agreement transactions and dollar roll transactions are considered borrowings under the 1940 Act. Any investment gains made by Income Fund with the borrowed monies in excess of interest paid by Income Fund will cause the net asset value of Income Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased with the proceeds of such borrowings fails to cover the interest paid by the money borrowed by Income Fund, the net asset value of Income Fund will decrease faster than would otherwise be the case. This speculative factor is known as "leveraging."


SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

         Each Fund may purchase securities on a "when-issued" basis, that is, delivery of and payment of the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). Each Fund also may purchase or sell securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the delayed delivery securities are fixed at the time the buyer enters into the commitment. Each Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but each Fund may sell these securities before the settlement date if it is deemed advisable. If a Fund purchases a when-issued security or enters into a delayed delivery agreement, the Fund's custodian bank will segregate cash or liquid securities in an amount at least equal to the when-issued commitment or delayed delivery agreement commitment.

SHORT SALES

         Each Fund may from time to time make short sales "against the box." A short sale is a transaction in which a party sells a security it does not own in anticipation of a decline in the market value of that security. A Fund will not make short sales of securities or maintain a short position unless at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by the Funds for the purpose of deferring recognition of gain or loss for federal income tax purposes. In no event may more than 10% of the value of a Fund's total assets be deposited or pledged as collateral for such sales at any time.

ILLIQUID SECURITIES

         Each Fund may invest up to 15% of its net assets in securities that are illiquid, including restricted securities which are illiquid. Illiquid securities include securities that have no readily available market quotations and cannot be disposed of promptly (within seven days) in the normal course of business at a price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933.

         Although securities which may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the Securities Act of 1933 are unregistered securities, each Fund may purchase Rule 144A securities without regard to the 15% limitation described above provided that a determination is made that such securities have a readily available trading market.

RULE 144A SECURITIES


         The Funds may purchase privately placed securities that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in securities that have not been registered under the 1933 Act. AIM, under the supervision of the Company's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund's restriction of investing no more than 15% of its net assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


FOREIGN SECURITIES


         Each of the Funds may invest in foreign securities. For purposes of computing such limitation ADRs, EDRs and other securities representing underlying securities of foreign issuers are treated as foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.


         To the extent a Fund invests in securities denominated in foreign currencies, each Fund bears the risk of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets. These securities will be marketable equity securities (including common and preferred stock, depositary receipts for stock and fixed income or equity securities exchangeable for or convertible into stock) of foreign companies which generally are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. Each of the Funds may also invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market. Such foreign securities may be issued by foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. As compared to investment in the securities markets of developed countries, investment in the securities markets of developing countries involves exposure to markets that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable.

         Investments by a Fund in foreign securities, whether denominated in U.S. currencies or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks as set forth below.

         Currency Risk. The value of each Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.


         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain established a common European currency known as the "euro." It is anticipated that each participating country will replace its existing currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by the Fund.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of each Fund's investments. Individual foreign economies may also differ favorably or unfavorably from the United States economy in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position, which may likewise affect the Fund's investments. Moreover, foreign legal systems may be affected by the prevailing political climate and the Fund may not be able to obtain legal remedies or enforce judgments in those courts.


         Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.


         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Funds seeks to mitigate the risks associated with these considerations through diversification and active professional management.

                  EMERGING MARKETS. General. A developing country or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the developed European countries (primarily in Western Europe), the United States, Canada, Japan, Australia, New Zealand, Hong Kong and Singapore. The characteristics of markets can change over time. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for the Funds' assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As desirable opportunities to invest in securities in emerging markets develop, the Funds may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. AIM believes that these characteristics can be expected to continue in the future.

         Many of the risks described above relating to foreign securities generally will be greater for emerging markets than for developed countries. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets for certain developing markets. Economies in emerging markets generally are heavily dependent upon international trade and accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade.

         Also, the securities markets of developing countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

         In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States; this is particularly true with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such settlement problems may cause emerging market securities to be illiquid. The inability of the Funds to make intended securities purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Funds due to subsequent declines in value of the portfolio security or, if the Funds have entered into contract to sell the security, could result in possible liability to the purchaser. Certain emerging markets may lack clearing facilities equivalent to those in developed countries. Accordingly, settlements can pose additional risks in such markets and ultimately can expose the Funds to the risk of losses resulting from the Funds' inability to recover from a counterparty.

         The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Funds' portfolio securities in such markets may not be readily available. The Funds' portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Directors.

         Investment in certain emerging markets securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market securities and increase the costs and expenses of the Fund. Emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments, the market could impose temporary restrictions on foreign capital remittances.

         Eastern European Markets. European Fund intends to invest in the securities of issuers domiciled in Eastern European countries. Investment in the securities of issuers in Eastern European markets involves certain additional risks not involved in investment in securities of issuers in more developed markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability (including the possibility that such countries could revert to a centralist planned government), increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies which may limit European Fund's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, and (v) the lack of developed legal structures governing private and foreign investments and private property.

         Eastern European capital markets are emerging in a dynamic political and economic environment brought about by the recent events there that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that the Eastern Europe capital markets will continue to present viable investment opportunities for European Fund. In the past, Eastern European governments have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not recur. In such an event, it is possible that European Fund could lose the entire value of its investments in the affected Eastern European markets.

         The currencies of Eastern European countries are not, at present, freely convertible into other currencies. Also, certain Eastern European authorities presently require that securities of certain Eastern European issuers be held by custodians in Eastern Europe. At this time, it is possible that certain Eastern European countries may not have available institutions qualified under the 1940 Act to hold European Fund assets. Therefore, European Fund may need to seek an exemptive order from the SEC prior to investing in certain Eastern European countries. There is no assurance that the SEC would issue such an order.

         Reforms currently underway and anticipated throughout Eastern Europe are directed at political and economic liberalization, with efforts to develop increasingly market-oriented economies and to decentralize the economic and political decision-making processes currently in the forefront. There can be no assurance that these reforms will continue or, if continued, will achieve their goals; in addition, there is the possibility that reforms may be reversed in the future.


PORTFOLIO TURNOVER

         Any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of the Fund's investment objectives, regardless of the holding period of that security. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to the Fund, the portion of the Fund's distributions constituting taxable capital gains may increase. Portfolio turnover is shown under "Financial Highlights" in the applicable Prospectus.

FOREIGN EXCHANGE TRANSACTIONS


         Purchases and sales of foreign securities are usually made with foreign currencies, and consequently the Funds may from time to time hold cash balances in the form of foreign currencies, and multinational currency units. Such foreign currencies and multinational currency unites will usually be acquired on a spot (i.e. cash) basis at the sport rate prevailing in foreign exchange markets and will result in currency conversion costs to the Funds. The Funds attempt to purchase and sell foreign currencies on as favorable a basis as practicable; however, some price spread on foreign exchange transactions (to cover service charges) may be incurred, particularly when the Funds change investments from one country to another, or when U.S. dollars are used to purchase foreign securities. Certain countries could adopt policies which would prevent the Funds from transferring cash out of such countries, and the Funds may be affected either favorably or unfavorably by fluctuations in relative exchange rates while the Funds hold foreign currencies.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest either for the settlement of transactions or as a hedge against possible variations in the foreign exchange rates between those currencies. This may be accomplished through direct purchases or sales of foreign currency, purchases of futures contracts with respect to foreign currency (and options thereon), and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract.


HEDGING STRATEGIES


         Each Fund may seek to hedge its portfolio against movements in the equity markets, interest rates and exchange rates between currencies and to close out or offset existing positions in options or futures contracts through the use of options, futures transactions, options on futures and foreign forward exchange transactions. Each Fund has authority to write (sell) covered call and put options on its portfolio securities, and each of Asian Fund, European Fund and Equity Fund may purchase put or call options on its portfolio securities. The Funds may also purchase and sell (i) options on domestic and foreign securities and currencies, (ii) stock index options, (iii) stock, currency and interest rate futures, (iv) options on stock, currency, stock index and interest rate futures and (v) foreign forward currency exchange contracts purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures, and related options on such futures. The Funds may also deal in certain forward contracts, including forward foreign exchange transactions, foreign currency options and futures, and related options on such futures. The Funds are authorized to enter into such options and futures transactions either on exchanges or in the OTC markets. The purpose of such transactions is to hedge against changes in the market value of the Funds' portfolio securities caused by fluctuating interest rates, fluctuating currency exchange rates and changing market conditions, and to close out or offset existing positions in such options or futures contracts as described below. The Funds will not engage in such transactions for speculative purposes. In addition, the Funds will not engage in these transactions of the cost of the transactions exceed the expected benefits. Any change to such policy must be submitted by AIM to the Company's Board of Directors prior to the effectiveness of such change. Although certain risks are involved in options and futures transactions (as discussed below), AIM believes that, because the Funds will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Funds will not subject the Funds to the risks frequently associated with the speculative use of options and futures transactions. While the Funds' use of hedging strategies is intended to reduce the volatility of the respective net asset value of each Fund's shares, a Fund's net asset value will nevertheless fluctuate. There can be no assurance that the hedging transactions of any of the Funds will be effective.


OPTIONS


         Each Fund may purchase put or call options (options purchased by Aggressive Growth Fund, Growth Fund and Income Fund must be issued by the Options Clearing Corporation). Such options give a Fund the right for a fixed period of time to sell (in the case of purchase of a put option) or to buy (in the case of purchase of a call option) the number of units of the underlying security or obligation covered by the option at a fixed or determinable exercise price. Buying a put option hedges against the risk of a market decline. Buying a call option hedges against a market advance. Prior to its expiration, a put or call option may be sold in a closing sale transaction. Gain or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

         Each Fund also may write (sell) put or call options, but only if such options are covered and remain covered as long as the Fund is obligated as a writer of the option (seller). A call option is "covered" if a Fund owns the underlying security covered by the call. A put option is "covered" if a Fund segregates liquid assets with a value equal to the exercise price of the put option. If a "covered" call or put option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option is exercised, the writer realizes either gain or loss from the sale or purchase of the underlying security with the proceeds to the writer being increased by the amount of the premium. If the covered put option is exercised, the writer's cost of purchasing the underlying security is reduced by the amount of the premium received from the initial sale of the put option. Prior to its expiration, a put or call option may be closed out by means of a purchase of an identical option. Any gain or loss from such transaction will depend on whether the amount paid is more or less than the premium received for the option plus related transaction costs.

         Each Fund may also purchase and write options in combination with each other to adjust the risk and return characteristics of certain portfolio security positions. This technique is commonly served to as a "collar."

         Options are subject to certain risks, including the risk of imperfect correlation between the option and a Fund's other investments and the risk that there might not be a liquid secondary market for the option when the Fund seeks to hedge against adverse market movements. In general, options whose strike prices are close to their underlying securities' current values will have the highest trading value, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.


         Options purchased or written by the Funds may be traded on the national securities exchanges or negotiated with a dealer. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such options and the securities used as "cover" for such options, unless otherwise indicated, would be considered illiquid securities.

         None of the Funds will write options if, immediately after such sale, the aggregate value of the securities or obligations underlying the outstanding options exceeds 25% of the Fund's total assets. None of the Funds will purchase put options (including options on securities indices and futures contracts) if, at the time of investment, the aggregate premiums paid for such options will exceed 5% of the Fund's total assets.


         Options purchased or written by each Fund may be traded on the national securities exchanges or negotiated with a dealer. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such options and the securities used as "cover" for such options, unless otherwise indicated, would be considered illiquid securities.

WRITING COVERED CALL OPTIONS

         Each Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. A call option is "covered" if the Fund owns the underlying security covered by the call. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, a Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, a Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

WRITING COVERED PUT OPTIONS


         Each Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.


         When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

         Each Fund may write put options as an alternative to purchasing actual securities. If security prices rise, a Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that a Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, a Fund would expect to suffer a loss. This loss should be less than the loss a Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

PURCHASING PUT OPTIONS

         Each Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by a Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. None of the Funds will purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by a Fund would exceed 5% of the market value of the Fund's total assets.

PURCHASING CALL OPTIONS

         Each Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Funds will purchase call options only in connection with "closing purchase transactions."

COMBINED OPTION POSITIONS

         Each Fund, for hedging purposes, may purchase and write options in combination with each other to adjust the risk and return characteristics of the Fund's overall position. For example, a Fund may purchase a put option and write a covered call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contact. This technique, called a "straddle," enables a Fund to offset the cost of purchasing a put option with the premium received from writing the call option. However, by selling the call option, a Fund gives up the ability for potentially unlimited profit from the put option. Another possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

STOCK INDEX OPTIONS AND FUTURES AND FINANCIAL FUTURES

         Each Fund is authorized to engage in transactions in stock index options and futures and financial futures, and related options. Since substantially all of the securities held by each Fund may be denominated in foreign currencies, the value of each Fund's portfolio will be affected by changes in exchange rates between currencies (including the U.S. dollar), as well as by changes in the market value of the securities themselves. Each Fund may enter into interest rate, exchange rate and currency futures contracts and related options, or it may purchase or sell stock index futures contracts and related options in order to hedge the value of its portfolio against changes in market conditions or in exchange rates between currencies (including the U.S. dollar).


         Futures contracts obligate the seller to deliver a specific type of security called for in the contract, at a specified future time and for a specified price. Futures contracts are traded on U.S. and foreign exchanges and generally contain standardized strike prices and expiration dates. Certain futures contacts may be satisfied by actual delivery of the securities or, more typically, by entering into an offsetting transaction. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. In addition to purchasing or selling futures contracts on currencies and specific securities, interest rates and exchange rates, each Fund may purchase or sell stock index futures contracts. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of a stock index at the beginning and at the end of the contract period. A Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with the debt securities in which it invests, if any. Transactions by a Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions." No more than 5% of each Fund's total assets will be committed to initial margin deposits required pursuant to futures contracts. Percentage investment limitations on each Fund's investment in options on futures contracts and asset coverage requirements are set forth above under "Options." Although each Fund is authorized to invest in futures contracts and related options with respect to foreign securities, stock indices, interest rates and currencies, each Fund will limit such investments to those which have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by United States investors.

         Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. A Fund may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment, such as the AMEX Oil & Gas Index. Additionally, with respect to a Fund's investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC or meet the definition of "trade option" as set forth in the CFTC Regulation 32.4, a Fund will not make such investments.

         In attempting to manage its currency exposure, each Fund may buy and sell currencies, either in spot (cash) market or in the forward market (through forward contracts generally expiring within one year). Each Fund may also enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Each Fund may enter into transaction hedging forward contracts with respect to all or a substantial portion of its trades. In addition to hedging specific securities transactions, the Funds may also generally hedge their respective holdings denominated in a particular currency. This practice is sometimes referred to as "position hedging." The Funds may not position hedge with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in any such Fund's portfolio denominated or quoted in that particular foreign currency. Each of Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund will not enter into a position hedging commitment if, as a result thereof, (1) Aggressive Growth Fund, Growth Fund or Equity Fund would have more than 10% of the value of their respective total assets committed to such contracts, or (2) Income Fund would have more than 40% of the value of its total assets committed to such contracts. Each of Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund will not enter into a forward contract with a term of more than one year. Unlike futures contracts, forward contracts are generally individually negotiated and privately traded. A forward contract obligates the seller to sell a specific security or currency at a specified price on a future date, which may be any fixed number of days from the date of the contract.

         In addition to the forward exchange contracts, the Funds may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options as a short or long hedge against possible variations in foreign exchange rates. The cost to a Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved. Transactions involving forward exchange contracts and futures contracts and options thereon are subject to certain risks. A detailed discussion of such risks appears under the caption "Risk Factors in Options, Futures, Forward and Currency Transactions."

         There are risks associated with the use of futures and forward contracts and options thereon for hedging purposes. During certain market conditions, sales of futures contracts may not completely offset a decline or rise in the value of a Fund's portfolio securities or currency against which the futures or forward contract or options thereon are being sold. In the futures and options on futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Risks in the use of futures contracts and options thereon also result from the possibility that changes in the market value of securities or currency may differ substantially from the charges anticipated by a Fund when hedged positions were established. Successful use of futures and forward contracts and options thereon is dependent upon AIM's ability to predict correctly movements in the direction of the applicable markets. No assurance can be given that AIM's judgment in this respect will be correct. Accordingly, the Funds may lose the expected benefit of futures and forward transactions and options thereon if markets move in a manner unanticipated by AIM.


         A Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When a Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. The Funds do not consider purchases of futures contracts to be a speculative practice under these circumstances. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions) a long futures position may be terminated without the corresponding purchase of securities.

         The Funds are also authorized to purchase and write call and put options on futures contracts and stock indices in connection with their hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which a Fund enters into futures transactions. A Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, a Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

         Each Fund is also authorized to engage in options and futures transactions on U.S. and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

         Each Fund is authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund can purchase a foreign currency put option enabling it to sell a specified amount of yen for U.S. dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the U.S. dollar will tend to be offset by an increase in the value of the put option.

         Certain differences exist between these hedging instruments. For example, foreign currency options provide the holder thereof the rights to buy or sell a currency at a fixed price on a future date. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a currency for a set price on a future date. Futures contracts and options on futures contracts are traded on boards of trade or futures exchanges. The Funds will not speculate in foreign security or currency options, futures or related options. None of the Funds will hedge a currency substantially in excess of the market value of securities which any such Fund has committed or anticipates to purchase which are denominated in such currency, and in the case of securities which have been sold by such Fund but not yet delivered, the proceeds thereof in its denominated currency. None of the Funds will incur potential net liabilities of more than 25% of its total assets from foreign security or currency options, futures or related options.

RESTRICTIONS ON THE USE OF FUTURES TRANSACTIONS

         The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

         Regulations of the CFTC applicable to the Funds require that all of the Funds' futures and options on futures transactions constitute bona fide hedging transactions and that the Funds not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on a Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of such Fund's total assets. However, if an option is "in-the-money" (the price of the option exceeds the strike price), the in-the-money portion may be excluded in computing the 5% limit.

RESTRICTIONS ON OTC OPTIONS

         The Funds will engage in transactions involving OTC options, including over-the-counter stock index options, over-the-counter foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in U.S. Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Funds will acquire only those OTC options for which AIM believes a Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

         The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Funds have each adopted an operating policy pursuant to which each Fund will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of (i) the market value of OTC options currently outstanding which are held by a Fund,
(ii) the market value of the underlying securities covered by OTC call options currently outstanding which were sold by such Fund, (iii) margin deposits on the Fund's existing OTC options on futures contracts, and (iv) the market value of all other assets of the Fund which are illiquid or are not otherwise readily marketable, would exceed 15% of the net assets of such Fund taken at market value. However, if an OTC option is sold by a Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York, and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then such Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of the Funds and may be amended by the Board of Directors of the Company without approval of the Funds' respective shareholders. However, the Funds will not change or modify this policy prior to the change or modification by the SEC staff of its position.


ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS


         The Funds will not use leverage in their options and futures strategies. Such investments will be made for hedging purposes only. The Funds will hold securities or other options or futures positions whose values are expected to offset their obligations under the hedge strategies. None of the Funds will enter into an option or futures position that exposes a Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options or futures contracts or (ii) liquid assets with a value sufficient to cover its potential obligations. The Funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will segregate liquid assets in the amount prescribed. The segregated liquid assets will not be sold while the futures or option strategy is outstanding, unless they are replaced with similar liquid assets. As a result, there is a possibility that segregation of a large percentage of a Fund's liquid assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


RISK FACTORS IN OPTIONS, FUTURES, FORWARD AND CURRENCY TRANSACTIONS

         The use of options and futures transactions to hedge a Fund's portfolio involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the option or future moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on AIM's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlation's, the Funds may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Funds may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which a Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

         The Funds intend to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, AIM believes a Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

         The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day. AIM does not believe that these trading and position limits will have any adverse impact on the portfolio strategies for hedging the Funds' portfolios.

         Because the Funds will engage in the options and futures transactions described above solely in connection with their hedging activities, AIM does not believe such options and futures transactions necessarily will have any significant effect on the portfolio turnover rate of any of the Funds.

OTHER HEDGING TECHNIQUES

         For hedging purposes, Asian Fund, European Fund and Equity Fund may also purchase foreign currencies in the form of bank deposits as well as other foreign money market instruments, including, but not limited to, bankers' acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements.

INVESTMENT IN OTHER INVESTMENT COMPANIES

         Each of the Funds may invest in other investment companies, to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.


         European Fund and Asian Fund may invest up to 10% of its total assets in the securities of certain closed-end investment companies. Shares of closed-end investment companies are often traded at market prices that are less than the net asset values of their shares. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such closed-end investment companies.



                            INVESTMENT RESTRICTIONS

AGGRESSIVE GROWTH FUND, GROWTH FUND, AND INCOME FUND

         The following fundamental policies and investment restrictions have been adopted by Aggressive Growth Fund, Growth Fund and Income Fund and, except as noted, such policies cannot be changed without approval by the vote of a majority of the outstanding voting securities of the applicable Fund, as defined in the 1940 Act.

The Funds may not:

        1. Purchase or sell real estate or interests in real estate (except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities).

        2. Purchase or sell commodities or commodity contracts, except that the Funds may purchase and sell stock index and currency options, stock index futures, interest rate futures, financial futures and currency futures contracts and related options on such futures.

        3. Purchase any security on margin, except that the Funds may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions shall not be considered the purchase of a security on margin.

        4. Make loans, although the Funds may (a) purchase money market securities and enter into repurchase agreements, (b) acquire bonds, debentures, notes and other debt securities, governmental obligations and certificates of deposit, and (c) lend portfolio securities.

        5. Issue senior securities, except to the extent permitted by the 1940 Act, including permitted borrowings.

        6. Underwrite securities of other persons, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

        7. Purchase or sell interests in oil, gas or other mineral exploration or development programs.

        8. Purchase the securities of any issuer if, as a result, more than 25% of the value of a Fund's total assets, taken at market value, would be invested in the securities of issuers having their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities but will (unless and until SEC changes its position) apply to foreign government obligations unless the SEC permits their exclusion.

        9. Purchase a security if, as a result, with respect to 75% of the value of a Fund's total assets, taken at market value, more than 5% of a Fund's total assets, taken at market value, would be invested in the securities of any one issuer (including repurchase agreements with any one entity), except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and except that a Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order. This restriction does not apply to the Income Fund.

        10. Purchase a security if, as a result, with respect to 50% of the value of the Fund's total assets taken at market value, more than 5% of the value of the Fund's total assets, taken at market value, would be invested in securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and except that a Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order. This restriction applies only to the Income Fund.

        11. Purchase a security if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by a Fund, except that a Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

        12. Borrow money, except that the Fund may borrow from banks (including the Fund's custodian bank) and enter into reverse repurchase agreements and dollar roll transactions (Income Fund only). With respect to Aggressive Growth Fund and Growth Fund, such permitted borrowings shall be used as a temporary defensive measure for extraordinary or emergency purposes. Permitted borrowings shall be in amounts not exceeding 33-1/3% of a Fund's total assets, taken at market value, and each Fund may pledge amounts of up to 20% of its total assets, taken at market value, to secure such borrowings. Whenever bank borrowings exceed 5% of the value of the total assets of Aggressive Growth Fund or Growth Fund, such Fund will not make any additional purchases of securities for investment purposes.

        The following restrictions are non-fundamental and may be changed by the Company's Board of Directors. Pursuant to such restrictions, the Funds will not:

        13. Make investments for the purpose of exercising control or management.

        14. Lend portfolio securities in excess of 33-1/3% of total assets, taken at market value; provided that loans of portfolio securities shall be made in accordance with the guidelines set forth under the heading "Lending of Portfolio Securities."


        15. Invest in securities which are illiquid if more than 15% of a Fund's net assets, taken at market value, would be invested in such securities.


        16. Effect short sales of securities, except that a Fund may make short sales "against the box" to the extent that the value of the securities sold short, in the aggregate, does not represent more than 10% of the Fund's total assets, taken at market value, at any given time.

        Percentage restrictions apply as of the time of investment without regard to later increases or decreases in the values of securities or total assets.

EQUITY FUND

        The following fundamental policies and investment restrictions have been adopted by Equity Fund and, except as noted, such policies cannot be changed without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act.

The Fund may not:

        1. Purchase or sell real estate or interests in real estate (except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities).

        2. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures.

        3. Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions shall not be considered the purchase of a security on margin.

        4. Make loans, although the Fund may (a) purchase money market securities and enter into repurchase agreements, (b) acquire bonds, debentures, notes and other debt securities, governmental obligations and certificates of deposit, and (c) lend portfolio securities.

        5. Borrow money, except that the Fund may borrow from banks (including the Fund's custodian bank) and enter into reverse repurchase agreements as a temporary defensive measure for extraordinary or emergency purposes, and then only in amounts not exceeding 10% of its total assets, taken at market value, and may pledge amounts of up to 20% of its total assets, taken at market value, to secure such borrowings. For purposes of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets, and neither such arrangements nor the purchase and sale of options, futures or related options shall be deemed to be the issuance of a senior security. Whenever bank borrowings and the value of the Fund's reverse repurchase agreements exceed 5% of the value of the Fund's total assets, the Fund will not make any additional purchases of securities for investment purposes.

        6. Underwrite securities of other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

        7. Purchase or sell interests in oil, gas or other mineral exploration or development programs.

        8. Purchase the securities of any issuer if, as a result, more than 25% of the value of the Fund's total assets, taken at market value, would be invested in the securities of issuers having their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities but will apply to foreign government obligations unless the SEC permits their exclusion.

        9. Purchase a security if, as a result, with respect to 75% of the value of the Fund's total assets, taken at market value, more than 5% of the Fund's total assets, taken at market value, would be invested in the securities of any one issuer (including repurchase agreements with any one entity), except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

        10. Purchase a security if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

        11. Issue senior securities, except as provided in restriction number 5 above.

        The following restrictions are non-fundamental and may be changed by the Company's Board of Directors. Pursuant to such restrictions, the Fund will not:

        12. Make investments for the purpose of exercising control or management.

        13. Lend its portfolio securities in excess of 33-1/3% of its total assets, taken at market value; provided that loans of portfolio securities shall be made in accordance with the guidelines set forth under the heading "Lending of Portfolio Securities."


        14. Invest in securities which are illiquid if more than 15% of the Fund's net assets, taken at market value, would be invested in such securities.


        15. Effect short sales of securities, except that the Fund may make short sales "against the box" to the extent that the value of the securities sold short, in the aggregate, does not represent more than 10% of the Fund's total assets, taken at market value, at any given time.

        Percentage restrictions apply as of the time of investment without regard to later increases or decreases in the values of securities or total assets.

ASIAN FUND AND EUROPEAN FUND

        The following fundamental policies and investment restrictions have been adopted by Asian Fund and European Fund and, except as noted, such policies cannot be changed without approval by the vote of a majority of the outstanding voting securities of the applicable Fund, as defined in the 1940 Act.

The Funds may not:

        1. Purchase or sell real estate or interests in real estate (except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities).

        2. Purchase or sell commodities or commodity contracts, except that the Funds may purchase and sell stock index and currency options, stock index futures, interest rate futures, financial futures and currency futures contracts and related options on such futures.

        3. Purchase any security on margin, except that the Funds may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions shall not be considered the purchase of a security on margin.

        4. Make loans, although the Funds may (a) purchase money market securities and enter into repurchase agreements, (b) acquire bonds, debentures, notes and other debt securities, governmental obligations and certificates of deposit, and (c) lend portfolio securities.

        5. Issue senior securities, except to the extent permitted by the 1940 Act, including permitted borrowings.

        6. Underwrite securities of other persons, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

        7. Purchase the securities of any issuer if, as a result, more than 25% of the value of a Fund's total assets, taken at market value, would be invested in the securities of issuers having their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities but will (unless and until SEC changes its position) apply to foreign government obligations unless the SEC permits their exclusion.

        8. Purchase a security if, as a result, with respect to 75% of the value of a Fund's total assets, taken at market value, more than 5% of a Fund's total assets, taken at market value, would be invested in the securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and except that a Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

        9. Purchase a security if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by a Fund, except that a Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

        The following restrictions are non-fundamental and may be changed by the Company's Board of Directors. Pursuant to such restrictions, each of the Funds will not:

        10. Make investments for the purpose of exercising control or management.

        11. Lend its portfolio securities in excess of 33-1/3% of its total assets, taken at market value; provided that loans of portfolio securities shall be made in accordance with the guidelines set forth under the heading "Lending of Portfolio Securities."


        12. Invest in securities which are illiquid if more than 15% of a Fund's net assets, taken at market value, would be invested in such securities.

        13. Effect short sales of securities, except that the Fund may make short sales "against the box" to the extent that the value of the securities sold short, in the aggregate, does not represent more than 10% of the Fund's total assets, taken at market value, at any given time.

        The following non-fundamental policies apply to all Funds. Subject to the investment restriction on lending portfolio securities (number 13 for Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund and number 11 for Asian Fund and European Fund), the Funds may from time to time lend securities from their respective portfolios to brokers, dealers and financial institutions such as banks and trust companies and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained in an amount equal to at least 100% of the current market value of the loaned securities. Such cash will be invested in short-term securities, which will increase the current income of the applicable Fund. Such loans will not be for more than 30 days and will be terminable at any time. The Funds will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging such loans. With respect to the lending of portfolio securities, there is the risk of failure by the borrower to return the securities involved in such transactions.

        Each Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of a Fund are redeemable on a daily basis in U.S. dollars, the Funds intend to manage their portfolios so as to give reasonable assurance that they will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have any significant effect on the Funds' portfolio strategies.


                                   MANAGEMENT

        The overall management of the business and affairs of the Funds is vested with the Company's Board of Directors. The Board of Directors approves all significant agreements between the Company and persons or companies furnishing services to a Fund, including the investment advisory agreement with AIM, the administrative services agreement with AIM, the agreement with AIM Distributors regarding the distribution of the shares of the Funds, the agreement with State Street Bank and Trust Company as custodian and the agreement with A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") as transfer agent. The day-to-day operations of each Fund are delegated to its officers of the Company and to AIM, subject always to the objectives and policies of the Fund and to the general supervision of the Company's Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business and is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.

DIRECTORS AND OFFICERS

        The directors and officers of the Company and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. All of the Company's executive officers hold similar offices with some or all of the other AIM Funds.

====================================================================================================================

                                          POSITIONS HELD WITH    PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5
         NAME, ADDRESS AND AGE                 REGISTRANT        YEARS

--------------------------------------------------------------------------------------------------------------------

*CHARLES T. BAUER (79)                    Director and Chairman  Chairman of the Board of Directors,
                                                                 A I M Management Group Inc., A I M Advisors,
                                                                 Inc., A I M Capital Management, Inc.,
                                                                 A I M Distributors, Inc., A I M Fund Services,
                                                                 Inc. and Fund Management Company; and Vice
                                                                 Chairman and Director, AMVESCAP PLC.

--------------------------------------------------------------------------------------------------------------------

BRUCE L. CROCKETT (54)                          Director         Director, ACE Limited (insurance company).
906 Frome Lane                                                   Formerly, Director, President and Chief Executive
McLean, VA 22102                                                 Officer, COMSAT Corporation; and Chairman, Board
                                                                 of Governors of INTELSAT (international
                                                                 communications company).

--------------------------------------------------------------------------------------------------------------------

OWEN DALY II (74)                               Director         Director, Cortland Trust Inc. (investment
Six Blythewood Road                                              company). Formerly, Director, CF & I Steel Corp.,
Baltimore, MD  21210                                             Monumental Life Insurance Company and Monumental
                                                                 General Insurance Company; and Chairman of the
                                                                 Board of Equitable Bancorporation.

--------------------------------------------------------------------------------------------------------------------

EDWARD K. DUNN, JR. (63)                        Director         Chairman of the Board of Directors, Mercantile
2 Hopkins Plaza, 20th Floor                                      Mortgage Corp.; Formerly, Vice Chairman of the
Baltimore, MD 21201                                              Board of Directors and President, Mercantile -
                                                                 Safe Deposit & Trust Co.; and President,
                                                                 Mercantile Bankshares.

====================================================================================================================


----------------------
* A director who is an "interested person" of AIM Advisors, Inc. and the Company as defined in the 1940 Act.

====================================================================================================================

                                          POSITIONS HELD WITH    PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5
         NAME, ADDRESS AND AGE                 REGISTRANT        YEARS

--------------------------------------------------------------------------------------------------------------------
JACK FIELDS (47)                                Director         Chief Executive Officer, Texana Global, Inc.
Jetero Plaza, Suite E                                            (foreign trading company) and Twenty First
8810 Will Clayton Parkway                                        Century, Inc. (a governmental affairs company).
Humble, TX 77338                                                 Formerly, Member of the U.S. House of
                                                                 Representatives.
--------------------------------------------------------------------------------------------------------------------

**CARL FRISCHLING (62)                          Director         Partner, Kramer, Levin, Naftalis & Frankel LLP
   919 Third Avenue                                              (law firm).  Formerly, Partner, Reid & Priest
   New York, NY  10022                                           (law firm).
--------------------------------------------------------------------------------------------------------------------

*ROBERT H. GRAHAM  (52)                       Director and       Director, President and Chief Executive Officer,
                                                President        A I M Management Group Inc.; Director and
                                                                 President, A I M Advisors, Inc.; Director and
                                                                 Senior Vice President, A I M Capital Management,
                                                                 Inc., A I M Distributors, Inc., A I M Fund
                                                                 Services, Inc. and Fund Management Company; and
                                                                 Director, AMVESCAP PLC.
--------------------------------------------------------------------------------------------------------------------

PREMA MATHAI-DAVIS (48)                         Director         Chief Executive Officer, YWCA of the U.S.A.;
350 Fifth Avenue, Suite 301                                      Commissioner, New York City Department for
New York, NY 10118                                               The Aging; and  Member of the Board of Directors,
                                                                 Metropolitan Transportation Authority of New
                                                                 York State.

--------------------------------------------------------------------------------------------------------------------

LEWIS F. PENNOCK  (56)                          Director         Attorney in private practice in Houston, Texas.
6363 Woodway, Suite 825
Houston, TX  77057
====================================================================================================================




----------------------
* A director who is an "interested person" of AIM Advisors, Inc. and the Company as defined in the 1940 Act.

** A director who is an "interested person" of the Company as defined in the 1940 Act.

====================================================================================================================

                                          POSITIONS HELD WITH    PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5
         NAME, ADDRESS AND AGE                 REGISTRANT        YEARS

--------------------------------------------------------------------------------------------------------------------
IAN W. ROBINSON (75)                                             Formerly, Executive Vice President and Chief
183 River Drive                                 Director         Financial Officer, Bell Atlantic Management
Tequesta, FL  33469                                              Services, Inc. (provider of centralized
                                                                 management services to telephone companies);
                                                                 Executive Vice President, Bell Atlantic Corporation
                                                                 (parent of seven telephone companies); and Vice
                                                                 President and Chief Financial Officer, Bell
                                                                 Telephone Company of Pennsylvania and Diamond State
                                                                 Telephone Company.
--------------------------------------------------------------------------------------------------------------------

LOUIS S. SKLAR (59)                             Director         Executive Vice President, Development and
Transco Tower, 50th Floor                                        Operations, Hines Interests Limited Partnership
2800 Post Oak Blvd.                                              (real estate development).
Houston, TX  77056

--------------------------------------------------------------------------------------------------------------------

***JOHN J. ARTHUR  (54)                        Senior Vice       Director and Senior Vice President,
                                              President and      A I M Advisors, Inc.; and Vice President and
                                                Treasurer        Treasurer, A I M Management Group Inc.

--------------------------------------------------------------------------------------------------------------------

GARY T. CRUM  (51)                        Senior Vice President  Director and President, A I M Capital Management,
                                                                 Inc.; Director and Senior Vice President,
                                                                 A I M Management Group Inc. and A I M Advisors,
                                                                 Inc.; and Director, A I M Distributors, Inc. and
                                                                 AMVESCAP PLC.

--------------------------------------------------------------------------------------------------------------------

***CAROL F. RELIHAN  (44)                      Senior Vice       Director, Senior Vice President, General Counsel
                                              President and      and Secretary, A I M Advisors, Inc.; Senior Vice
                                                Secretary        President, General Counsel and Secretary,
                                                                 A I M Management Group Inc.; Director, Vice
                                                                 President and General Counsel, Fund Management
                                                                 Company; Vice President, A I M Capital
                                                                 Management, Inc. and A I M Distributors, Inc.;
                                                                 and General Counsel and Vice President,
                                                                 A I M Fund Services, Inc.
====================================================================================================================


------------------------
***  Mr. Arthur and Ms. Relihan are married to each other.

====================================================================================================================

                                          POSITIONS HELD WITH    PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5
         NAME, ADDRESS AND AGE                 REGISTRANT        YEARS

--------------------------------------------------------------------------------------------------------------------
DANA R. SUTTON  (40)                        Vice President and   Vice President and Fund Controller,
                                           Assistant Treasurer   A I M Advisors, Inc.; and Assistant Vice
                                                                 President and Assistant Treasurer, Fund
                                                                 Management Company.

--------------------------------------------------------------------------------------------------------------------

ROBERT G. ALLEY  (50)                        Vice President      Senior Vice President, A I M Capital Management,
                                                                 Inc.; and Vice President,
                                                                 A I M Advisors, Inc.

----------------------------------------- ---------------------- ---------------------------------------------------

MELVILLE B. COX (55)                         Vice President      Vice President and Chief Compliance Officer,
                                                                 A I M Advisors, Inc., A I M Capital Management,
                                                                 Inc., A I M Distributors, Inc.,  A I M Fund
                                                                 Services, Inc. and Fund Management Company.
--------------------------------------------------------------------------------------------------------------------

JONATHAN C. SCHOOLAR (37)                    Vice President      Senior Vice President, A I M Capital Management,
                                                                 Inc.; and Vice President, A I M Advisors, Inc.
====================================================================================================================


        The standing committees of the Board of Directors are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

        The members of the Audit Committee are Messrs. Crockett, Daly, Dunn, Fields, Frischling, Pennock, Robinson (Chairman), Sklar and Ms. Mathai-Davis . The Audit Committee is responsible for meeting with the Company's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Company's fund accounting or its internal accounting controls, and for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

        The members of the Investments Committee are Messrs. Bauer, Crockett, Daly Dunn, Fields, Frischling, Pennock, Robinson, Sklar (Chairman) and Ms. Mathai-Davis. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

        The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock, Robinson, Sklar and Ms. Mathai-Davis. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

        All of the company's directors also serve as directors or trustee of some or all of the investment companies managed or advised by AIM. All of the company's executive offices hold similar offices with some or all of the other investment companies managed or advised by AIM.

REMUNERATION OF DIRECTORS

        Each director is reimbursed for expenses incurred in attending each meeting of the Board of Directors or any committee thereof. Each director who is not also an officer of the Company is compensated for his services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

        Set forth below is information regarding compensation paid or accrued for each director of the Company:



=============================================================================================================
                                                                   RETIREMENT
                                                                    BENEFITS                    TOTAL
                                                                    ACCRUED                  COMPENSATION
                                    AGGREGATE COMPENSATION     BY ALL APPLICABLE          FROM ALL APPLICABLE
            DIRECTOR                    FROM COMPANY(1)         AIM FUNDS(2)(3)               AIM FUNDS(4)
            --------                    ---------------         ---------------               ------------
Charles T. Bauer                    $                  0      $                  0   $                      0
                                    --------------------      --------------------   ------------------------
Bruce L. Crockett                                  8,564                    37,485                     96,000
                                    --------------------      --------------------   ------------------------
Owen Daly II                                       8,564                   122,898                     96,000
                                    --------------------      --------------------   ------------------------
Edward K. Dunn, Jr.                                5,487                         0                     78,889
                                    --------------------      --------------------   ------------------------
Jack Fields                                        8,520                    15,826                     95,500
                                    --------------------      --------------------   ------------------------
Carl Frischling(4)                                 8,564                    97,791                     95,500
                                    --------------------      --------------------   ------------------------
Robert H. Graham                                       0                         0                          0
                                    --------------------      --------------------   ------------------------
John F. Kroeger(5)                                 8,157                   107,896                     91,654
                                    --------------------      --------------------   ------------------------
Prema Mathai-Davis                                   784                         0                     32,636
                                    --------------------      --------------------   ------------------------
Lewis F. Pennock                                   8,564                    45,766                     95,500
                                    --------------------      --------------------   ------------------------
Ian W. Robinson                                    8,428                    94,442                     94,500
                                    --------------------      --------------------   ------------------------
Louis S. Sklar                                     8,480                    90,232                     95,500
                                    --------------------      --------------------   ------------------------
=============================================================================================================

(1) The total amount of compensation deferred by all directors of the Company during the fiscal year ended October 31, 1998, including interest earned thereon, was $38,283.

(2) During the fiscal year ended October 31, 1998, the total amount of expenses allocated to the Company in respect of such retirement benefits was $37,180. Data reflect compensation earned for the calendar year ended December 31, 1998.

(3) Each Director serves as director or trustee of a total of twelve registered investment companies advised by AIM (comprised of over 50 portfolios). Data reflect total compensation earned during the calendar year ended December 31, 1998.

(4) The Company paid the law firm of Kramer, Levin, Naftalis & Frankel LLP $30,090 in legal fees for services provided to the Funds during the fiscal year ended October 31, 1998. Mr. Frischling, a Director of the Company, is a partner in such firm.


(5) Mr. Kroeger was a director until June 11, 1998, when he resigned. On that date he became a consultant to the Company. Of the amount listed above $4,765 was for compensation for service as a director and the remainder as a consultant. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustee."


AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

        Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, AIM Management or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the directors retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) for the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.


        Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming the retainer amount reflected below and various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Ms. Mathai-Davis, Pennock, Robinson, and Sklar are 11,11, 0, 1, 21, 20, 0, 17, 11 and 9 years, respectively.

                   ESTIMATED ANNUAL BENEFITS UPON RETIREMENT


=====================================================================
       Number of Years of                   Annual Compensation
        Service with the             Paid by all Applicable AIM Funds
         Applicable AIM
              Funds                               $90,000
---------------------------------------------------------------------
               10                                 $67,500
---------------------------------------------------------------------
                9                                 $60,750
---------------------------------------------------------------------
                8                                 $54,000
---------------------------------------------------------------------
                7                                 $47,250
---------------------------------------------------------------------
                6                                 $40,500
---------------------------------------------------------------------
                5                                 $33,750
=====================================================================




DEFERRED COMPENSATION AGREEMENTS


         Messrs. Daly, Dunn, Fields, Frischling, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five
(5) or ten (10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Company. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.


INVESTMENT ADVISORY, SUB-ADVISORY AND ADMINISTRATIVE SERVICES AGREEMENTS

         AIM is a wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom.

         AIM and the Company have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear personal securities transactions subject to the Code of Ethics, (b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund and (d) to abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other AIM employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

         The Company, on behalf of the Funds, has entered into a Master Investment Advisory Agreement ("Investment Advisory Agreement") and a Master Administrative Services Agreement ("Administrative Services Agreement"), as amended, with AIM. In addition, AIM has entered into a Master Sub-Advisory Agreement (the "Sub-Advisory Agreement") with INVESCO Global Asset Management Limited ("IGAM") with respect to Asian Fund and European Fund. In addition, IGAM has entered into a Sub-Sub-Advisory Agreement with INVESCO Asia Limited ("IAL") with respect to Asian Fund and a Sub-Sub-Advisory Agreement with INVESCO Asset Management Limited ("IAML") with respect to European Fund. See "Fund Management" in each Fund's Prospectus.


         Under the terms of the Investment Advisory Agreement, AIM supervises aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. AIM will not be liable to the Funds or their shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.



         Pursuant to the Administrative Services Agreement, AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Funds, including the services of a principal financial officer of the Funds and related staff. As compensation to AIM for its services under the Administrative Service Agreements, the Funds reimburse AIM for expenses incurred by AIM or its subsidiaries in connection with such services.


         By the terms of the Sub-Advisory Agreement and Sub-Sub-Advisory Agreement, AIM has appointed IGAM and IGAM has appointed IAL to provide AIM with international economic and market research, securities analyses and investment recommendations with respect to the Fund's investment portfolio. IGAM has delegated certain of its responsibilities to IAL through the Sub-Sub-Advisory Agreement. IAL provides international economic and market research, securities analyses and investment recommendations with respect to the Fund's investment portfolio. The Sub-Advisor Agreement and Sub-Sub-Advisor Agreement provide that neither IGAM nor IAL are responsible for the actual portfolio investment decisions of the Fund or for the execution of portfolio transactions on behalf of the Fund. The Fund's portfolio investment decisions and the execution of securities transactions to carry out such decisions are solely the responsibility of AIM as the Fund's investment advisor. The professional investment staffs of IGAM and IAL include experienced portfolio managers and research staffs.

         The Investment Advisory Agreement and, with respect to Asian Fund and European Fund, the Sub-Advisory Agreement and Sub-Sub-Advisory Agreements provide that each Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM (or IGAM, IAL and IAML), including, without limitation: brokerage commissions; taxes, legal, accounting, auditing or governmental fees; the cost of preparing share certificates; custodian, transfer and shareholder service agent costs; expenses of issue, sale, redemption and repurchase of shares; expenses of registering and qualifying shares for sale; expenses relating to directors and shareholders meetings; the cost of preparing and distributing reports and notices to shareholders; the fees and other expenses incurred by the Company on behalf of a Fund in connection with membership in investment company organizations; the cost of printing copies of prospectuses and statements of additional information distributed to each Fund's shareholders; and all other charges and costs of a Fund's operations unless otherwise expressly provided.

         The Investment Advisory Agreement for the Funds and the Sub-Advisory Agreement and Sub-Sub-Advisory Agreements for Asian Fund and European Fund, each provides that such agreement will continue in effect for two years, and from year to year thereafter only if such continuance is specifically approved at least annually by the Company's Board of Directors and by the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement and the Sub-

Advisory Agreement each provides that the Funds or AIM and, with respect to the Sub-Sub-Advisory Agreements each provides that the applicable Fund, Sub-Sub-Advisor or the Sub-Advisor, may terminate such agreement on sixty (60) days' written notice without penalty. The Investment Advisory Agreement, Sub-Advisory Agreement and Sub-Sub-Advisory Agreements each terminates automatically in the event of its assignment. Under the Investment Advisory Agreement, AIM is entitled to receive from each Fund a fee calculated at the following annual rates based on the average daily net assets of the Fund:


                                               AIM ASIAN GROWTH FUND
                                           AIM EUROPEAN DEVELOPMENT FUND

                 Net Assets                                                           Annual Rate
                 ----------                                                           -----------

                 First $ 500 million.................................................    0.95%
                 Over $ 500 million..................................................    0.90%


                                         AIM GLOBAL AGGRESSIVE GROWTH FUND

                 Net Assets                                                           Annual Rate
                 ----------                                                           -----------

                 First $1 billion....................................................    0.90%
                 Over $1 billion.....................................................    0.85%


                                              AIM GLOBAL GROWTH FUND

                 Net Assets                                                           Annual Rate
                 ----------                                                           -----------

                 First $1 billion....................................................    0.85%
                 Over $1 billion.....................................................    0.80%


                                               AIM GLOBAL INCOME FUND

                 Net Assets                                                           Annual Rate
                 ----------                                                           -----------

                 First $1 billion....................................................    0.70%
                 Over $1 billion.....................................................    0.65%


                                           AIM INTERNATIONAL EQUITY FUND

                 Net Assets                                                           Annual Rate
                 ----------                                                           -----------

                 First $1 billion....................................................    0.95%
                 Over $1 billion.....................................................    0.90%


         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Tables in the Prospectus may not be terminated without the approval of the Board of Directors.

         AIM has agreed to waive advisory fees under the Investment Advisory Agreement in order to achieve the following annual fee structure for Equity
Fund: 0.95% of the first $500 million of Equity Fund's average daily net assets; 0.90% of the next $500 million of Equity Fund's average daily net assets; and 0.85% of Equity Fund's average daily net assets exceeding $1 billion.

        For the fiscal years ended October 31, 1998, 1997 and 1996, and for the period November 3, 1997 (inception date) through October 31, 1998 relating to Asian Fund and European Fund, AIM received advisory fees, net of advisory fee waivers, from each Fund as follows:


                                               1998                 1997                   1996
                                               ----                 ----                   ----

         Aggressive Growth Fund           $  20,126,609         $19,996,061           $  8,571,918
         Asian Fund                       $      11,388         $       -0-           $        -0-
         Equity Fund                      $  21,628,803         $17,546,102           $ 10,085,495
         European Fund                    $     410,537         $       -0-           $        -0-
         Growth Fund                      $   4,042,472         $ 2,895,282           $  1,163,814
         Income Fund                      $     152,633         $    44,375           $        -0-


        Under the Sub-Advisory Agreement, IGAM is entitled to receive from AIM with respect to each of Asian Fund and European Fund, a fee calculated at the following annual rates based on the average daily net assets of the Fund:

                  Net Assets                                                            Annual Rate
                  ----------                                                            -----------

                 First $ 500 million.................................................         0.20%
                 Over $ 500 million..................................................        0.175%

Under the Sub-Sub-Advisory Agreements IAL, with respect to Asian Fund, and IAML, with respect to European Fund, are each entitled to receive from IGAM an annual fee equal to 100% of the fee received by the Sub-Advisor with respect to the applicable Fund.


For the fiscal years ended October 31, 1998, 1997 and 1996, and for the period November 3, 1997 (inception date) through October 31, 1998 relating to Asian Fund and European Fund, AIM waived advisory fees for each Fund as follows:



                                              1998                 1997                 1996
                                              ----                 ----                 ----

         Aggressive Growth Fund           $       -0-           $     -0-            $       -0-
         Asian Fund                       $    51,040           $     -0-            $       -0-
         Equity Fund                      $   978,165           $ 738,005            $   299,147
         European Fund                    $   114,120           $     -0-            $       -0-
         Growth Fund                      $       -0-           $     -0-            $       -0-
         Income Fund                      $   365,730           $ 302,278            $   182,596



         Although these fees are higher than those paid by most mutual funds which invest in domestic securities, they are competitive with such fees paid by mutual funds which invest primarily in foreign securities. The Company believes such fees are justified due to the higher costs and additional expenses associated with managing and operating funds holding primarily foreign securities.

         For the year ended October 31, 1998, each Fund paid by the following compensation to AIM for its advisory services, and the total expenses of each class of such Fund were, stated as a percentage of that class average daily net assets, as follows:



                                                                   Class A        Class B       Class C
                                                Compensation       Expense        Expense       Expense
                                                   to AIM           Ratio          Ratio         Ratio
                                                   ------           -----          -----         -----
       Aggressive Growth Fund.                     0.87%            1.75%          2.32%         2.34%
       Asian Fund*..........................       0.17%            1.92%          2.80%         2.80%
       Equity Fund .........................       0.88%            1.45%          2.22%         2.22%
       European Fund*.......................       0.75%            1.98%          2.72%         2.72%
       Growth Fund .........................       0.85%            1.76%          2.29%         2.29%
       Income Fund .........................       0.09%            1.25%          1.76%         1.76%



         *     As annualized.

         For the fiscal year ended October 31, 1998, AIM waived advisory fees for Asian Fund, Equity Fund, European Fund and Income Fund which represented 0.78%, 0.04%, 0.21% and 0.61% of such Fund's average daily net assets.

         For the fiscal year ended October 31, 1998, each Fund reimbursed AIM for administrative services in the following amounts, stated as a percentage of the Fund's average daily net assets:



                                                     Reimbursement
                                                        Payments
                                                        --------

       Aggressive Growth Fund.....................       0.01%
       Asian Fund*................................       0.00%
       Equity Fund................................       0.01%
       European Fund..............................       0.12%
       Growth Fund................................       0.02%
       Income Fund................................       0.11%


         *    Net of waivers


        The Administrative Services Agreement for the Funds provides that AIM may perform, or arrange for the performance of, certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Investment Advisory Agreement. For such services, AIM is entitled to receive from each Fund reimbursement of AIM's costs or such reasonable compensation as may be approved by the Company's Board of Directors. The Administrative Services Agreement will continue in effect with June 30, 1999, and shall continue in effect from year to year thereafter only if such continuance is specifically approved at least annually by the Company's Board of Directors, and by the affirmative vote of the Non-Interested Directors by votes cast in person at a meeting called for such purpose.

        For the fiscal years ended October 31, 1998, 1997 and 1996, and for the period November 3, 1997 (inception date) through October 31, 1998 relating to Asian Fund and European Fund, AIM received reimbursement of administrative service costs from each Fund as follows:


                                         1998          1997           1996
                                         ----          ----           ----

         Aggressive Growth Fund       $116,964      $109,161        $86,330
         Asian Fund                   $ 74,604      $    --         $   --
         Equity Fund                  $115,146      $105,163        $94,250
         European Fund                $ 69,060      $    --         $   --
         Growth Fund                  $ 80,267      $ 87,673        $78,151
         Income Fund                  $ 81,456      $ 74,031        $74,433


        In addition, the Transfer Agency and Service Agreement for the Funds provides that AFS, P.O. Box 4739, Houston, Texas 77210-4739, a registered transfer agent and wholly owned subsidiary of AIM, will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will process orders for purchases, redemptions and exchanges of shares, prepare and transmit payments for dividends and distributions declared by the Funds, maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts.


                             THE DISTRIBUTION PLANS

THE CLASS A AND C PLAN

        The Company has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A and Class C shares of the Funds (the "Class A and C Plan"). The Class A and C Plan provides that for Aggressive Growth Fund, Growth Fund and Income Fund the Class A shares pay 0.50% per annum of their average daily net assets, for Equity Fund the Class A shares pay 0.30% per annum of their average daily net assets and for Asian Fund and European Fund the Class A shares pay 0.35% per annum of their average daily net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Under the Class A and C Plan, Class C shares of each Fund pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class C shares. The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of a Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of each Fund and who provide continuing personal services to their customers who own Class A and Class C shares of each Fund and who provide continuing personal services to their customers who own Class A and Class C shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan. Activities appropriate for financing under the Class A and C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.

        Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A and C Plan. The Class A and C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund.


THE CLASS B PLAN

         The Company has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A and C Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan.

         BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

        Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding a Fund and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as a Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

         Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Fund's shares are held.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Funds and their respective classes.


         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A and Class C shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in the Prospectus may not be terminated without the approval of the Board of Directors.


         Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Fund and not of AIM Distributors. The Funds will obtain a representation from such financial institutions that they will ether be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law.

         For the fiscal year ended October 31, 1998, the Funds paid the following amounts under the Class A and C Plan and the Class B Plan:


                                                                                       % of Class
                                                                                     Average Daily
                                                                                       Net Assets
                                                                                       ----------

                                Class A         Class B       Class C             Class A      Class B   Class C
                                ---------------------------------------           --------     -------   -------
Aggressive Growth Fund       $  5,666,115   $  11,650,938   $ 106,960              0.50%        1.00%     1.00%
Asian Fund                   $     16,790   $      14,685   $   3,057              0.35%        1.00%     1.00%
Equity Fund                  $  4,979,983   $   7,603,622   $ 359,693              0.30%        1.00%     1.00%
European Fund                $    117,376   $     184,287   $  32,622              0.35%        1.00%     1.00%
Growth Fund                  $  1,029,313   $   2,638,894   $  58,329              0.50%        1.00%     1.00%
Income Fund                  $    213,249   $     304,834   $   9,186              0.50%        1.00%     1.00%

     An estimate by category of actual fees paid by the Funds with regard to the Class A shares under the Class A and C Plan during the year ended October 31, 1998 follows:


                                               Aggressive     Asian       Equity        European       Growth        Income
                                              Growth Fund      Fund        Fund           Fund          Fund          Fund
                                              -----------      ----        ----           ----          ----          ----
CLASS A

Advertising .............................    $  183,093    $    6,765    $  545,618    $   22,846    $   28,662    $    2,942

Printing and mailing prospectuses,
semi-annual reports and annual
reports (other than to current
shareholders) ...........................    $   18,734    $      669    $   56,133    $    2,443    $    3,039    $      299

Seminars ................................    $   39,574    $        0    $  117,509    $    4,934    $    6,202    $      633

Compensation to Underwriters to partially
offset upfront dealer commissions and
other marketing costs ...................    $        0    $        0    $        0    $        0    $        0    $        0

Compensation to Dealers .................    $5,424,714    $    9,356    $4,260,723    $   87,154    $  991,409    $  209,374

Compensation to Sales Personnel .........    $        0    $        0    $        0    $        0    $        0    $        0

Annual Report Total .....................    $5,666,115    $   16,790    $4,979,983    $  117,377    $1,029,312    $  213,248



         An estimate by category of actual fees paid by the Funds under the Class B Plan during the year ended October 31, 1998 as follows:



                                               Aggressive       Asian         Equity        European       Growth        Income
                                              Growth Fund        Fund          Fund           Fund          Fund          Fund
                                              -----------        ----          ----           ----          ----          ----
CLASS B

Advertising .............................    $   514,629    $     3,213    $   444,081    $    27,538    $   137,711    $    21,877

Printing and mailing prospectuses,
semi-annual reports and annual
reports (other than to current
shareholders) ...........................    $    52,165    $         0    $    45,344    $     3,060    $    14,251    $     2,289

Seminars ................................    $   107,716    $         0    $    95,006    $     4,533    $    29,371    $     3,816

Compensation to Underwriters to partially
offset upfront dealer commissions and
other marketing costs ...................    $ 8,738,204    $    11,014    $ 5,702,746    $   138,215    $ 1,979,170    $   228,625

Compensation to Dealers .................    $ 2,238,227    $       458    $ 1,316,485    $    10,941    $   478,390    $    48,227

Compensation to Sales Personnel .........    $         0    $         0    $         0    $         0    $         0    $         0

Annual Report Total .....................    $11,650,938    $    14,685    $ 7,603,662    $   184,287    $ 2,638,893    $   304,834

         An estimate by category of actual fees paid by the Funds with regard to the Class C shares under the Class A and C Plan during the year ended October 31, 1998 as follows:


                                             Aggressive   Asian       Equity     European     Growth      Income
                                            Growth Fund    Fund        Fund        Fund        Fund        Fund
                                            -----------    ----        ----        ----        ----        ----
CLASS C

Advertising .............................    $ 16,668    $    509    $ 54,061    $  3,599    $  2,195    $  1,229

Printing and mailing prospectuses,
semi-annual reports and annual
reports (other than to current
shareholders) ...........................    $  1,649    $      0    $  5,769    $    279    $    239    $      0

Seminars ................................    $  4,071    $      0    $ 11,752    $  1,552    $    443    $      0

Compensation to Underwriters to partially
offset upfront dealer commissions and
other marketing costs ...................    $ 80,220    $  2,292    $269,770    $ 24,467    $ 43,747    $  6,890

Compensation to Dealers .................    $  4,352    $    256    $ 18,341    $  2,725    $ 11,705    $  1,067

Compensation to Sales Personnel .........    $      0    $      0    $      0    $      0    $      0    $      0

Annual Report Total .....................    $106,960    $  3,057    $359,693    $ 32,622    $ 58,329    $  9,186


         The Plans require AIM Distributors to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Directors reviews these reports in connection with their decisions with respect to the Plans.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Directors"). In approving the Plans in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and their respective shareholders.

         The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         Unless the Plans are terminated earlier in accordance with their terms, the Plans continue in effect until June 30, 1999 and thereafter, each Plan continues as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

         The Plans may be terminated by the vote of a majority of the Independent Directors, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors. In the event the Class A and C Plan is amended in a manner which the Board of Directors determines would materially increase the charges paid under the Class A and C Plan, the Class B shares of the Funds will no longer convert into Class A shares of the same Funds unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Directors will (i) create a new class of shares of the Funds which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Funds will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

         The principal differences between the Class A and C Plan, on the one hand, and the Class B Plan, on the other hand, are: (i) the Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.50% of average daily net assets of the Class A shares of Aggressive Growth Fund, Income Fund, and Growth Fund, of up to 0.35% of average daily net assets of the Class A shares of Asian Fund and European Fund, and of up to 0.30% of average daily net assets of the Class A shares of Equity Fund, as compared to 1.00% of such assets of each Fund's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors unless there has been a complete termination of the Class B Plan (as defined in such Plan) and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.


                                THE DISTRIBUTOR

        The Company has entered into distribution arrangements with AIM Distributors, P. O. Box 4739, Houston, Texas 77210-4739, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor in the continuous offering of Class A, Class B and Class C shares of the Funds. Certain directors and officers of the Company are affiliated with AIM Distributors. A Master Distribution Agreement with AIM Distributors relating to the Class A and Class C shares of the Funds was approved by the Board of Directors on June 11, 1997. A Master Distribution Agreement with AIM Distributors relating to the Class B shares of the Funds was also approved by the Board of Directors on December 11, 1996. Both such Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."

        The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to AIM Distributors; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the Plan) would terminate all payments to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay Contingent Deferred Sales Charges.

        The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Funds), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Funds' shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

        AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

        AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

        The Company (on behalf of any class of the Funds) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of the Funds and their Class B shareholders to pay contingent deferred sales charges.

         From time to time, AIM Distributors may transfer and sell its right to payments under the Distribution Agreements relating to Class B shares in order to finance distribution expenditures in respect of Class B shares.

        The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the fiscal years ended October 31, 1998, 1997 and 1996:


                                          1998                         1997                        1996
                                          ----                         ----                        ----
                                Sales          Amount          Sales          Amount        Sales          Amount
                               Charges        Retained        Charges        Retained      Charges        Retained
                             ----------     -----------     -----------     ----------    -----------    ----------
Aggressive Growth Fund       $3,546,968     $   622,054     $12,462,271     $2,200,552    $17,453,757    $3,270,278
Asian Fund*                  $  180,148     $    27,913     $         0     $        0    $         0    $        0
Equity Fund                  $3,608,107     $   592,247     $ 7,481,513     $1,172,508    $ 8,663,571    $1,489,975
European Fund*               $1,357,500     $   207,603     $         0     $        0    $         0    $        0
Growth Fund                  $1,200,898     $   208,115     $ 1,621,736     $  286,414    $ 2,044,262    $  388,799
Income Fund                  $  285,983     $    50,768     $   348,033     $   59,763    $   325,210    $   57,096


---------------------

* Asian Fund and European Fund commenced operations November 3, 1997.

         The following chart reflects the contingent deferred sales charges paid by Class A, Class B and Class C shareholders for the fiscal years ended October 31, 1998, 1997 and 1996 for Class A, Class B and Class C shares:


                                           1998                         1997                   1996
                                           ----                         ----                   ----

Aggressive Growth Fund                  $  200,802                    $ 133,018              $ 84,130
Asian Fund*                             $      496                    $       0              $      0
Equity Fund                             $  208,603                    $  91,984              $ 39,753
European Fund*                          $    7,299                    $       0              $      0
Growth Fund                             $   29,133                    $  25,870              $ 14,106
Income Fund                             $    9,510                    $   3,397              $  4,924


---------------------


* Asian Fund and European Fund commenced operations November 3, 1997.


SALES CHARGES AND DEALER CONCESSIONS


         CATEGORY I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Advisor MultiFlex Fund, AIM Aggressive Growth Fund, AIM Asian Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM European Development Fund, AIM Europe Growth Fund, AIM Global Utilities Fund, AIM Global Growth & Income Fund, AIM International Equity Fund, AIM Japan Growth Fund, AIM Large Cap Growth Fund, AIM Mid Cap Equity Fund, AIM Mid Cap Opportunities Fund, AIM New Pacific Growth Fund, AIM Select Growth Fund, AIM Small Cap Growth Fund, AIM Small Cap Opportunities Fund, AIM Value Fund and AIM Weingarten Fund.

                                                                                                    Dealer
                                                                                                  Concession
                                                                Investor's Sales Charge           ----------
                                                                -----------------------              As a
                                                                As a              As a            Percentage
                                                             Percentage        Percentage           of the
                                                            of the Public      of the Net           Public
                     Amount of Investment in                  Offering          Amount             Offering
                       Single Transaction                      Price           Invested              Price
                       ------------------                      -----           --------              -----

                          Less than  $   25,000                 5.50%           5.82%                4.75%
             $ 25,000 but less than  $   50,000                 5.25            5.54                 4.50
             $ 50,000 but less than  $  100,000                 4.75            4.99                 4.00
             $100,000 but less than  $  250,000                 3.75            3.90                 3.00
             $250,000 but less than  $  500,000                 3.00            3.09                 2.50
             $500,000 but less than  $1,000,000                 2.00            2.04                 1.60



         CATEGORY II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM Advisor Real Estate Fund, AIM Balanced Fund, AIM Developing Markets Fund, AIM Emerging Markets Debt Fund, AIM Global Aggressive Growth Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Government Income Fund, AIM Global Growth Fund, AIM Global Health Care Fund, AIM Global Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications Fund, AIM Global Trends Fund, AIM High Income Municipal Fund, AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Latin American Fund, AIM Municipal Bond Fund, AIM Strategic Income Fund and AIM Tax-Exempt Bond Fund of Connecticut.


                                                                                                    Dealer
                                                                                                  Concession
                                                                Investor's Sales Charge           ----------
                                                                -----------------------              As a
                                                                As a              As a            Percentage
                                                             Percentage        Percentage           of the
                                                            of the Public      of the Net           Public
                     Amount of Investment in                  Offering          Amount             Offering
                       Single Transaction                      Price           Invested              Price
                       ------------------                      -----           --------              -----

                          Less than $    50,000                4.75%             4.99%                4.00%
             $ 50,000 but less than $   100,000                4.00              4.17                 3.25
             $100,000 but less than $   250,000                3.75              3.90                 3.00
             $250,000 but less than $   500,000                2.50              2.56                 2.00
             $500,000 but less than $ 1,000,000                2.00              2.04                 1.60


         CATEGORY III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

                                                                                                    Dealer
                                                                                                  Concession
                                                                Investor's Sales Charge           ----------
                                                                -----------------------              As a
                                                                As a              As a            Percentage
                                                             Percentage        Percentage           of the
                                                            of the Public      of the Net           Public
                     Amount of Investment in                  Offering          Amount             Offering
                       Single Transaction                      Price           Invested              Price
                       ------------------                      -----           --------              -----

                          Less than   $  100,000               1.00%            1.01%               0.75%
             $100,000 but less than   $  250,000               0.75             0.76                0.50
             $250,000 but less than   $1,000,000               0.50             0.50                0.40

        There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

        ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.


        In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.


        AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM Limited Maturity Treasury Fund, and in an amount up to 0.25% of such purchases of Class A shares of AIM Tax-Free Intermediate Fund.

        AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

        AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.


        AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A Shares of all AIM Funds except AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund and AIM Tax-Exempt Cash Fund sold at net asset value to an employee benefit plan as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM Limited Maturity Treasury Fund sold at net asset value to an employee benefit plan in accordance with this paragraph.



                      REDUCTIONS IN INITIAL SALES CHARGES

        Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

        The term "purchaser" means:

o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

              a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

              b. each transmittal must be accompanied by a single check or wire transfer; and

              c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) and 457 plans, although more than one beneficiary or participant is involved;

o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or a Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified the distributor in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRS accounts should be linked; or

o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

         1. LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund, and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

         Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

         To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

         If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

         2. RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund; (b) exchanges of shares of certain other funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

         The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

o             AIM Management and its affiliates, or their clients;

o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds--Registered Trademark--; and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

o Any current or retired officer, director, or employee (and members of their immediate family), of CIGNA Corporation or its affiliates, or of First Data Investor Services Group; and any deferred compensation plan for directors of investment companies sponsored by CIGNA Investments, Inc. or its affiliates;

o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

o             Purchases through approve fee-based programs;

o Employee benefit plans designated as qualified purchasers as defined above, provided the initial investment in the Fund(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1996, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of Weingarten or Constellation; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of Weingarten and Constellation is effected within 30 days of the redemption or repurchase;

o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds; and

o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time.

         As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

         CDSCs will not apply to the following:

o Additional purchases of Class C shares of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Advisor MultiFlex Fund and AIM Advisor Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

o             Redemptions following the death or post-purchase disability of
              (1) any registered shareholders on an account or (2) a settle of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

o             Certain distributions from individual retirement accounts,
              Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

o Liquidation by the Fund when the account value falls below the minimum required account size of $500;

o             Investment account(s) of AIM; and

o Class C shares where the investor's dealer or record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him.

         Upon the redemption of shares in Categories I and II purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

o             Shares held more than 18 months;

o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

o             Private foundations or endowment funds;

o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

o Shares acquired by exchange from Class A shares in Categories I and II unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the Class A shares.

                       HOW TO PURCHASE AND REDEEM SHARES

         A complete description of the manner by which shares of each Fund may be purchased appears in the Prospectus under the heading "Purchasing Shares."

         The sales charge normally deducted on purchases of Class A shares of each Fund is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Fund's Class A shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interest that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth in the Prospectus.

         Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectus under the heading "Exchanging Shares."

         Information concerning redemption of the Funds' shares is set forth in the Prospectus under the heading "Redeeming Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the obligation of the Funds to redeem shares, AIM Distributors also can repurchase shares. AIM may redeem all shares of Aggressive Growth Fund, Equity Fund and Growth Fund in cash. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Fund (Telephone: (800) 959-4246) and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of a Fund next determined after the repurchase order is received. Such arrangement is subject to timely receipt by AFS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by AIM Distributors (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("the NYSE ") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

BACKUP WITHHOLDING


         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.


         Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         (1) the investor fails to furnish a correct TIN to the Fund, or

         (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or
         (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or
         (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or
         (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

          Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

          Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

o      a corporation

o an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

o      the United States or any of its agencies or instrumentalities

o a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

o a foreign government or any of its political subdivisions, agencies or instrumentalities

o      an international organization or any of its agencies or instrumentalities

o      a foreign central bank of issue

o a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

o a futures commission merchant registered with the Commodity Futures Trading Commission

o      a real estate investment trust

o      an entity registered at all times during the tax year under the 1940 Act

o      a common trust fund operated by a bank under Section 584(a)

o      a financial institution

o a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

o      a trust exempt from tax under Section 664 or described in Section 4947

          Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

IRS PENALTIES

          Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

NONRESIDENT ALIENS

          Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                         NET ASSET VALUE DETERMINATION

        In accordance with the current rules and regulations of the SEC, the net asset value of a share of each Fund is determined once daily as of the close of trading of the NYSE (generally 4:00 p.m. Eastern Time), on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available fifteen (15) minutes after the close of trading on the NYSE will generally be used. The net asset values per share of the Classes will differ because different expenses are attributable to each class. The income or loss and the expenses (except those listed below) of a Fund are allocated to each class on the basis of the net assets of the Fund allocable to each such class, calculated as of the close of business on the previous business day, as adjusted for the current day's shareholder activity of each class. Distribution and service fees and transfer agency fees (to the extent different rates are charged to different classes) are allocated only to the class to which such expenses relate. The net asset value per share of a class is determined by subtracting the liabilities (e.g., the expenses) of the Fund allocated to the class from the assets of the Fund allocated to the class and dividing the result by the total number of shares outstanding of such class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market system) is valued on the basis of prices provided by independent pricing services. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or lacking a last sale, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as dividend rate, yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or for which market quotations are not reflective of fair value are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having sixty (60) days or less to maturity are valued at amortized cost, which approximates market value. (See also "Purchasing Shares," and "Redeeming Shares" and "Pricing of Shares" in the Prospectus.)

         Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.

          Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor can not exchange or redeem shares of the Fund.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

          Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Investment Plan," and "Special Plans-Automatic Dividend Investment." If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

          The following is only a summary of certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning.


SPECIAL TAX INFORMATION

          For taxable years in which it is eligible to do so, the Funds may elect to pass through to shareholders credits for foreign taxes paid. If the fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders, and should note that if such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends.


QUALIFICATION AS A REGULATED INVESTMENT COMPANY

          Each Fund intends to qualify each year as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for tax treatment as a regulated investment company under the Code, each Fund is required, among other things, to derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income

(including but not limited to gains from options, futures or forward contracts derived with respect to the Fund's business of investing in such stock, securities or currencies) (the "Income Requirement"). Foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to a Fund's principal business may, under regulations not yet issued, not be qualifying income for purposes of the Income Requirement.

          At the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test"). For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, a Fund may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

          If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

FUND DISTRIBUTIONS


         Under the Code, each Fund is exempt from U.S. federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and its net exempt-interest income for the year. Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares.


          Each Fund also intends to distribute to shareholders substantially all of the excess of its net long-term capital gain over net short-term capital loss as a capital gain dividend. Capital gain dividends are taxable to shareholders as a long-term capital gain, regardless of the length of time a shareholder has held his shares.

          Treasury regulations permit a regulated investment company in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of their ordinary taxable income for the calendar year plus 98% of their "capital gain net income" (excess of capital gains over capital losses) for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

          For purposes of the excise tax, a regulated investment company shall
(1) offset a net ordinary loss (but not below the net capital gain) for any calendar year in determining its capital gain net income for the one-year period ending on October 31 of such calendar year and (2) exclude foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year (and, instead, to include such gains and losses in determining ordinary taxable income for the succeeding calendar year). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.

INVESTMENT IN FOREIGN FINANCIAL INSTRUMENTS

          Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gains. Additionally, if Code
Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Fund shares.

HEDGING TRANSACTIONS


          Some of the forward foreign currency exchange contracts, options and futures contracts that the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term (taxable at a maximum 20%) and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) can be treated as ordinary income or loss.


          The Funds may engage in certain hedging transactions (such as short sales "against the box") that may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a future or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interest if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value.) Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain in the taxable year which includes such date unless the closed transaction exception applies.)

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

PFIC INVESTMENTS


          Each Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.



          Each Fund can elect alternative tax treatment with respect to PFIC stock. Under one such election (the "QEF Election"), a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. Because the QEF Election imposes substantial requirements on the PFIC, it is unlikely that a fund will be able to make the QEF Election. For taxable years beginning after December 31, 1997, each Fund will alternatively be able to make an election to mark any shares of PFIC stock that it holds to market (the "Section 1296 Election"). If the Section 1296 election is made with respect to any PFIC stock, a Fund will recognize ordinary income to the extent that the fair market value of such PFIC stock at the close of any taxable year exceeds its adjusted basis and will also recognize ordinary income in the event that it disposes of any shares of such PFIC stock at a gain. In each case, such ordinary income will be treated as dividend income for purposes of the Income Requirement. A Fund making the Section 1296 Election with respect to any PFIC stock will similarly recognize a deductible ordinary loss to the extent that the adjusted basis of such PFIC stock exceeds its fair market value at the close of any taxable year and will also recognize a deductible ordinary loss in the event that it disposes of such PFIC stock at a loss. However, the amount of any ordinary loss recognized by a Fund making a Section 1296 Election with respect to any PFIC stock may not exceed the amount of ordinary income previously recognized by such Fund by reason of marking such PFIC stock to market. If either the QEF Election or the Section 1296 Election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. The Funds' intentions to qualify annually as regulated investment companies may limit their ability to invest and hold PFIC stock.


          Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

REDEMPTION OR EXCHANGE OF SHARES

          Upon a redemption or exchange of shares, a shareholder will recognize a taxable gain or loss depending upon his or her basis in the shares. Unless the shares are disposed of as part of a conversion transaction, such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Except to the extent otherwise provided in future Treasury regulations any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. Any loss recognized by a shareholder on the sale of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

          If a shareholder exercises the exchange privilege within 90 days of acquiring Class A shares, then the loss such shareholder recognizes on the exchange will be reduced (or the gain increased) to the extent the sales charge paid upon the purchase of Class A shares reduces any charge such shareholder would have owed upon purchase of the new Class A shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new Class A shares. In addition, any loss recognized on a sale or exchange will be disallowed to the extent that disposed Class A shares, Class B shares or Class C shares are replaced within the 61-day period beginning 30 days before and ending 30 days after the disposition of such shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Shareholders should particularly note that this loss disallowance rule applies even where shares are automatically replaced under the dividend reinvestment plan.

FOREIGN INCOME TAXES

          Investment income received by each Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required
(i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

          Unless certain requirements are met, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gains from the sale of stock and securities and certain currency fluctuation gains and losses will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Fund.

BACKUP WITHHOLDING

          Under certain provisions of the Code, the Funds may be required to withhold 31% of reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Company or who, to the Company's knowledge, have furnished an incorrect number, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. When establishing an account, an investor must provide his or her taxpayer identification number and certify under penalty of perjury that such number is correct and that he or she is not otherwise subject to backup withholding. Corporate shareholders and other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

REINSTATEMENT PRIVILEGE

          For federal income tax purposes, exercise of your reinstatement privilege may increase the amount of gain or reduce the amount of loss recognized in the original redemption transaction, because the initial sales charge will not be taken into account in determining such gain or loss to the extent there has been a reduction in the initial sales charge payable upon reinvestment.

FOREIGN SHAREHOLDERS

          Dividends from a Fund's investment company taxable income and distributions constituting returns of capital paid to a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") generally will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Fund's election to treat any foreign income taxes paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign taxes treated as having been paid by them.

          A foreign shareholder generally will not be subject to U.S. taxation on gain realized upon the redemption or exchange of shares of a Fund or on capital gain dividends. In the case of a foreign shareholder who is a nonresident alien individual, however, gain realized upon the sale or redemption of shares of a Fund and capital gain dividends ordinarily will be subject to U.S. income tax if such individual is physically present in the U.S. for 183 days or more during the taxable year and certain other conditions are met. In the case of a foreign shareholder who is a nonresident alien individual, the Funds may be required to withhold U.S. federal income tax at a rate of 31% unless proper notification of such shareholder's foreign status is provided.

          Notwithstanding the foregoing, if distributions by the Funds are effectively connected with a U.S. trade or business of a foreign shareholder, then dividends from such Fund's investment company taxable income, capital gains, and any gains realized upon the sale of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

          Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in any of the Funds.

MISCELLANEOUS CONSIDERATIONS; EFFECT OF FUTURE LEGISLATION

          The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect at the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

          Rules of state and local taxation of dividend and capital gain distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other U.S. state and local tax rules affecting investments in the Funds.


                            SHAREHOLDER INFORMATION

          This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

TIMING OF PURCHASE ORDERS

          It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

SHARES CERTIFICATES

          AIM Funds will issue share certificates upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund books. AIM Funds will not issue certificates for shares held in prototype retirement plans.

SYSTEMATIC WITHDRAWAL PLAN

          Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

          Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Shares of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

          Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

TERMS AND CONDITIONS OF EXCHANGES

          If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

EXCHANGES BY TELEPHONE

          AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

          By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

REDEMPTIONS BY TELEPHONE

          By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

SIGNATURE GUARANTEES

          In addition to those circumstances listed in the "Shareholder Information" section of each Fund's Prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. The AIM Funds may waive or modify any signature guarantee requirements at any time.

          Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

DIVIDENDS AND DISTRIBUTIONS

          In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

          For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

          Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

          Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

          Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

                           MISCELLANEOUS INFORMATION

CHANGES FOR CERTAIN ACCOUNT INFORMATION

          The Transfer Agent may impose certain copying changes for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

AUDIT REPORTS

          The Board of Directors will issue to shareholders semi-annually the Funds' financial statements. Financial statements, audited by independent auditors, will be issued annually. The firm of KPMG LLP, 700 Louisiana, Houston, Texas 77002, currently serves as the auditors of each Fund.

LEGAL MATTERS


          Legal matters for the Company are passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania.


CUSTODIAN AND TRANSFER AGENT

          State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Under its contract with the Company relating to each Fund, the Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by each Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories. The Custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by each Fund, and performs certain other ministerial duties. AFS, a wholly owned subsidiary of AIM, P.O. Box 4739, Houston, Texas 77210-4739, is the transfer and dividend disbursing agent for the Class A, Class B and Class C shares of each of the Funds. Each Fund pays the Custodian and the Transfer Agent such compensation as may be agreed upon from time to time.

          Chase Bank of Texas, N.A. (formerly, Texas Commerce Bank National Association), 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds.

PRINCIPAL HOLDERS OF SECURITIES

          To the best knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of each class of each of the Company's portfolios as of February 1, 1999, and the amount of outstanding shares held by such holders are set forth below:




                                                          Percent          Percent Owned
                         Name and Address                 Owned of         of Record and
Fund                     of Record Owner                Record Only*       Beneficially
----                     ---------------                ------------       ------------

AIM International        Merrill Lynch, Pierce,           36.50%**              -0-
Equity Fund -            Fenner & Smith
    Class A shares       FBO The Sole Benefit
                          of Customers
                         Fund Administration
                         4800 Deer Lake Dr. East
                          3rd Floor
                         Jacksonville, FL  32246

    Class B shares       Merrill Lynch, Pierce,           34.96%**              -0-
                         Fenner & Smith
                         FBO The Sole Benefit
                          of Customers
                         Fund Administration
                         4800 Deer Lake Dr. East
                          3rd Floor
                         Jacksonville, FL  32246

    Class C shares       Merrill Lynch, Pierce,           57.89%**              -0-
                         Fenner & Smith
                         FBO The Sole Benefit
                          of Customers
                         Fund Administration
                         4800 Deer Lake Dr. East
                          3rd Floor
                         Jacksonville, FL 32246


* The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

* A shareholder who holds 25% or more of the outstanding shares of a Fund may be presumed to be in "control" of such Fund, as defined in the 1940 Act.

                                                          Percent          Percent Owned
                         Name and Address                 Owned of         of Record and
Fund                     of Record Owner                Record Only*       Beneficially
----                     ---------------                ------------       ------------

AIM Global Aggressive    Merrill Lynch, Pierce             13.69%               -0-
Growth Fund -            Fenner & Smith
     Class A shares      FBO The Sole Benefit
                          of Customers
                         Fund Administration
                         4800 Deer Lake Dr. East
                          3rd Floor
                         Jacksonville, FL 32246

    Class B shares       Merrill Lynch, Pierce,           24.19%**              -0-
                         Fenner & Smith
                         FBO The Sole Benefit
                          of Customers
                         Fund Administration
                         4800 Deer Lake Dr. East
                          3rd Floor
                         Jacksonville, FL 32246

    Class C shares       Merrill Lynch, Pierce,           38.59%**              -0-
                         Fenner & Smith
                         FBO The Sole Benefit
                          of Customers
                         Fund Administration
                         4800 Deer Lake Dr. East
                          3rd Floor
                         Jacksonville, FL 32246

AIM Global Growth        Merrill Lynch, Pierce,            11.24%               -0-
Fund -                   Fenner & Smith
    Class A shares       FBO The Sole Benefit
                          of Customers
                         Fund Administration
                         4800 Deer Lake Dr. East
                          3rd Floor
                         Jacksonville, FL 32246


* The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a Fund may be presumed to be in "control" of such Fund, as defined in the 1940 Act.

                                                          Percent          Percent Owned
                         Name and Address                 Owned of         of Record and
Fund                     of Record Owner                Record Only*       Beneficially
----                     ---------------                ------------       ------------

    Class B shares       Merrill Lynch, Pierce,            20.40%               -0-
                         Fenner & Smith
                         FBO The Sole Benefit
                          of Customers
                         Fund Administration
                         4800 Deer Lake Dr. East
                          3rd Floor
                         Jacksonville, FL 32246

    Class C shares       Merrill Lynch, Pierce             29.42%**             -0-
                         Fenner & Smith
                         FBO The Sole Benefit
                          of Customers
                         Fund Administration
                         4800 Deer Lake Dr. East
                          3rd Floor
                         Jacksonville, FL 32246

AIM Global Income Fund -

    Class B shares       Merrill Lynch Pierce               7.95%               -0-
                          Fenner & Smith
                         FBO The Sole Benefit of
                          Customers
                         Attn: Fund Administration
                         4800 Deer Lake Dr. East
                          3rd Floor
                         Jacksonville, FL 32246


    Class C shares       Merrill Lynch Pierce               8.64%               -0-
                          Fenner & Smith
                         FBO The Sole Benefit of
                          Customers
                         Attn: Fund Administration
                         4800 Deer Lake Dr. East
                          3rd Floor
                         Jacksonville, FL 32246

                         Dain Rauscher Incorporated           -0-             6.14%
                         FBO Guarantee & Trust Co.
                         Cust. J. Stuart Johnson IRA
                         3000 Penn Avenue W. Ext.
                         Warren, PA 16365


* The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a Fund may be presumed to be in "control" of such Fund, as defined in the 1940 Act.

                                                          Percent          Percent Owned
                         Name and Address                 Owned of         of Record and
Fund                     of Record Owner                Record Only*       Beneficially
----                     ---------------                ------------       ------------

AIM European             Merrill Lynch, Pierce,              7.03%              -0-
Development Fund -       Fenner & Smith
    Class A shares       FBO The Sole Benefit
                          of Customers
                         Fund Administration
                         4800 Deer Lake Dr. East
                          3rd Floor
                         Jacksonville, FL 32246

    Class B shares       Merrill Lynch Pierce               10.64%               -0-
                         Fenner & Smith
                         FBO The Sole Benefit of
                          Customers
                         Attn: Fund Administration
                         4800 Deer Lake Dr. East
                          3rd Floor
                         Jacksonville, FL 32246

    Class C shares       Merrill Lynch, Pierce,             15.00%              -0-
                         Fenner & Smith
                         FBO The Sole Benefit
                          of Customers
                         Fund Administration
                         4800 Deer Lake Dr. East
                          3rd Floor
                         Jacksonville, FL 32246

AIM Asian Growth Fund -  INVESCO Trust Company               8.46%              -0-
    Class A shares       Attn: Sheila Wendland
                         7800 E Union Ave.
                         Denver, CO 80237-0000


    Class B shares       Merrill Lynch Pierce                5.78%              -0-
                          Fenner & Smith
                         FBO The Sole Benefit
                          of Customers
                         Attn: Fund Administration
                         4800 Deer Lake Dr. East
                          3rd Floor
                         Jacksonville, FL 32246



* The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a Fund may be presumed to be in "control" of such Fund, as defined in the 1940 Act.

                                                          Percent          Percent Owned
                         Name and Address                 Owned of         of Record and
Fund                     of Record Owner                Record Only*       Beneficially
----                     ---------------                ------------       ------------

Class C shares           David B. Foerch and                 -0-              15.03%
                         Barbara L. Foerch JTWROS
                         1708 Live Oak
                         Irving, TX 75061-0000

                         Carol J. Rodgers and                -0-               7.50%
                         Glenn A. Rodger JTWROS
                         1008 Opal Dr.
                         Desoto, TX 75115-0000

                         Robert G. Rockett and               -0-               7.47%
                         Linda L. Rockett JTWROS
                         2208 Timber Creek TR
                         Flower Mound, TX 75028-0000

                         Stacy A. Stewart Ttee               -0-               7.05%
                         Ronald Darby Non Except Lifetime
                          TRDTD 9/1/94
                         1630 Falcon, Suite 107
                         De Soto, TX 75115-0000

                         PainWebber for the Benefit of       -0-               6.04%
                         Gary E. Goscha
                         Stephanie P. Goscha JTWROS
                         11590 W 175th
                         Olathe, KS 66062-9469



         As of February 1, 1999, the directors and officers of the Company as a group owned less than 1% of the outstanding shares of each class of Aggressive Growth Fund, Growth Fund, Equity Fund, Income Fund, Asian Fund and European Fund.


OTHER INFORMATION

         The Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the portfolios of the Company have filed with the SEC under the 1933 Act and the 1940 Act, and reference is hereby made to the Registration Statement for further information with respect to each portfolio of the Company and the securities offered hereby. The Registration Statement is available for inspection by the public at the Securities and Exchange Commission in Washington, D.C.

                                                                      APPENDIX A
--------------------------------------------------------------------------------


                    DESCRIPTION OF MONEY MARKET OBLIGATIONS

          The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Funds reserve the right to invest in Money Market Obligations other than those listed below:

1.        GOVERNMENT OBLIGATIONS.

          U.S. GOVERNMENT DIRECT OBLIGATIONS -- Bills, notes, and bonds issued by the U.S. Treasury.

          U.S. GOVERNMENT AGENCIES SECURITIES -- Certain federal agencies such as the Government National Mortgage Association have been established as instrumentalities of the U. S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.
S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury.

          FOREIGN GOVERNMENT OBLIGATIONS -- These are U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Fund's investment advisor to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

2.        BANK INSTRUMENTS.

          BANKERS' ACCEPTANCES -- A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

          CERTIFICATES OF DEPOSIT -- A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

          TIME DEPOSITS -- A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

          EURODOLLAR OBLIGATIONS -- A Eurodollar obligation is a U.S. dollar-denominated obligation issued by a foreign branch of a domestic bank.

          YANKEE DOLLAR OBLIGATIONS -- A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

3.        COMMERCIAL INSTRUMENTS.

          COMMERCIAL PAPER -- The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.


          MASTER DEMAND NOTES -- Master demand notes are demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with the issuers. The interest rate on a master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. Master demand notes may be secured or unsecured.


4. REPURCHASE AGREEMENTS -- A repurchase agreement is a contractual undertaking whereby the seller of securities (limited to U.S. Government securities, including securities issued or guaranteed by the U.S. Treasury or the various agencies and instrumentalities of the U.S. Government) agrees to repurchase the securities at a specified price on a future date determined by negotiations.

                                                                      APPENDIX B
--------------------------------------------------------------------------------


                     DESCRIPTION OF CORPORATE BOND RATINGS

          Investment grade debt securities are those rating categories indicated by an asterisk ( * ).

MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS ARE AS FOLLOWS:

                                      *Aaa

          Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      *Aa

          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

                                       *A

          Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                      *Baa

          Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

          Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                       B

          Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      Caa

          Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       Ca

          Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                       C

          Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A groups when assigning ratings to industrial development bonds and bonds secured by either a letter of credit or bond insurance. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD AND POOR'S RATINGS SERVICES CLASSIFICATIONS ARE AS FOLLOWS:

                                      *AAA

          Debt rated 'AAA' has the highest rating assigned by Standard & Poor's ("S&P"). Capacity to pay interest and repay principal is extremely strong.

                                      *AA

          Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

                                       *A

          Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                                      *BBB

          Debt rated 'BBB' regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher categories.

                                BB, B, CCC, CC, C

          Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       BB

          Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

                                       B

          Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

                                      CCC

          Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

                                       CC

          The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

                                       C

          The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                                       C1

          The rating 'C1' is reserved for income bonds on which no interest is being paid.

                                       D

          Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                             PLUS (+) OR MINUS (-)

          The rating from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

DUFF & PHELPS FIXED-INCOME RATINGS ARE AS FOLLOWS:

                                      *AAA

          Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                *AA+, AA AND AA-

          High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                 *A+, A AND A-

          Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                              *BBB+, BBB AND BBB-

          Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

                                BB+, BB AND BB-

          Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

                                  B+, B AND B-

          Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

                                      CCC

          Well below investment grade securities. May be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

                                       DD

          Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                       DP

          Preferred stock with dividend arrearages.

FITCH INVESTORS SERVICE, INC.'S BOND RATINGS ARE AS FOLLOWS:

                                      *AAA

          Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                      *AA

          Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+.'

                                       *A

          Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                      *BBB

          Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                       BB

          Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                                       B

          Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                                      CCC

          Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                                       CC

          Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

                                       C

          Bonds are in imminent default in payment of interest or principal.

                                 DDD, DD, AND D

          Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

                               PLUS (+) MINUS (-)

          Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the 'AAA', 'DDD', 'DD', or 'D' categories.

                                                                      APPENDIX C
--------------------------------------------------------------------------------

               DESCRIPTION OF OBLIGATIONS ISSUED OR GUARANTEED BY
                 U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES

          The following list includes certain common securities, issued or guaranteed by U.S. Government Agencies or Instrumentalities and does not purport to be exhaustive.

EXPORT-IMPORT BANK CERTIFICATES--are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the United States.

FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS--are bonds issued by a cooperatively owned, nationwide system of banks and associations supervised by the Farm Credit Administration, and independent agency of the U.S. Government.

FEDERAL HOME LOAN BANK NOTES AND BONDS--are notes and bonds issued by the Federal Home Loan Bank System.

FHA DEBENTURES--are debentures issued by the Federal Housing Authority of the U.S. Government.

FHA INSURED NOTES--are bonds issued by the Farmers Home Administration of the U.S. Government.

FEDERAL HOME LOAN MORTGAGE CORPORATION ("FHLMC") BONDS--are bonds issued and guaranteed by FHLMC, a corporate instrumentality of the U.S. Government. The Federal Home Loan Banks own all the capital stock of FHLMC, which obtains its funds by selling mortgages (as well as participation interests in the mortgages) and by borrowing funds through the issuance of debentures and otherwise.

FHLMC PARTICIPATION CERTIFICATES OF "FREDDIE MACS"--represent undivided interests in specified groups of conventional mortgage loans (and/or participation interests in those loans) underwritten and owned by FHLMC. At least 95% of the aggregate principal balance of the whole mortgage loans and/or participations in a group formed by FHLMC typically consists of single-family mortgage loans, and not more than 5% consists of multi-family loans. FHLMC Participation Certificates are not guaranteed by, and do not constitute a debt or obligation of, the U.S. Government or any Federal Home Loan Bank. FHLMC Participation Certificates are issued in fully registered form only, in original unpaid principal balances of $25,000, $100,000, $200,00, $500,000, $1 million and $5 million. FHLMC guarantees to each registered holder of a Participation Certificate, to the extent of such holder's pro rata share (i) the timely payment of interest accruing at the applicable certificate rate on the unpaid principal balance outstanding on the mortgage loans, and (ii) collection of all principal on the mortgage loans without any offset or deductions. Pursuant to these guaranties, FHLMC indemnifies holders of Participation Certificates against any reduction in principal by reason of charges for property repairs, maintenance, and foreclosure.

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") BONDS--are bonds issued and guaranteed by FNMA, a federally chartered and privately-owned corporation.

FNMA PASS-THROUGH CERTIFICATES OR "FANNIE-MAES"--are mortgage pass-through certificates issued and guaranteed by FNMA. FNMA Certificates represent a fractional undivided ownership interest in a pool of mortgage loans either provided from FNMA's own portfolio or purchased from primary lenders. The mortgage loans included in the pool are conventional, insured by the Federal Housing Administration or guaranteed by the Veterans Administration. FNMA Certificates are not backed by, nor entitled to, the full faith and credit of the U.S. Government.

          Loans not provided from FNMA's own portfolio are purchased only from primary lenders that satisfy certain criteria developed by FNMA, including depth of mortgage origination experience, servicing experience and financial capacity. FNMA may purchase an entire loan pool from a single lender, and issue Certificates backed by that loan pool alone, or may package a pool made up of loans purchased from various lenders.

          Various types of mortgage loans, and loans with varying interest rates, may be included in a single pool, although each pool will consist of mortgage loans related to one-family or two-to-four family residential properties. Substantially all FNMA mortgage pools currently consist of fixed interest rate and growing equity mortgage loans, although FNMA mortgage pools may also consist of adjustable interest rate mortgage loans or other types of mortgage loans. Each mortgage loan must conform to FNMA's published requirements or guidelines with respect to maximum principal amount, loan-to-loan value ratio, loan term, underwriting standards and insurance coverage.

          All mortgage loans are held by FNMA as trustee pursuant to a trust indenture for the benefit of Certificate holders. The trust indenture gives FNMA responsibility for servicing and administering the loans in a pool. FNMA contracts with the lenders or other servicing institutions to perform all services and duties customary to the servicing of mortgages, as well as duties specifically prescribed by FNMA, all under FNMA supervision. FMNA may remove service providers for cause.

          The pass-through rate on FNMA Certificates is the lowest annual interest rate borne y an underlying mortgage loan in the pool, less a fee to FNMA as compensation for servicing and for FNMA's guarantee. Lenders servicing the underlying mortgage loans receive as compensation a portion of the fee paid to FNMA, the excess yields on pooled loans with coupon rates above the lowest rate borne by any mortgage loan and certain other amounts collected, such as late charges.

          The minimum size of a FNMA pool is $1 million of mortgage loans. Registered holders purchase Certificates in amounts not less than $25,000.

          FNMA Certificates are marketed by the servicing lender banks, usually through securities dealers. The lender of a single lender pool typically markets all Certificates based on that pool, and lenders of multiple lender pools market Certificates based on a pro rata interest in the aggregate pool. The amount of FNMA Certificates currently outstanding is limited.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") CERTIFICATES OR "GINNIE MAES"--are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled, and, after being approved by GNMA, is offered to investors through securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development.

          GNMA Certificates differ from bonds in that the principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "modified pass-through" securities because they entitle the holder to receive its proportionate share of all interest and principal payments owed on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. Payment of principal of and interest on GNMA Certificates of the "modified pass-through" type is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government.

          The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return on the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose little risk to principal investment because of the GNMA guarantee.

          As the prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average lie of a particular issue of GNMA Certificates. However, statistics published by the Federal Housing Authority indicate that the average life of a single-family dwelling mortgage with 25- to 30-year maturity, the type of mortgage which backs the vast majority of GNMA Certificates, is approximately 12 years. It is therefore customary practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

          As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates.

          The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

          Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

GENERAL SERVICES ADMINISTRATION ("GSA") PARTICIPATION CERTIFICATES--are participation certificates issued by the General Services Administration of the U.S. Government.

MARITIME ADMINISTRATION BONDS--are bonds issued and provided by the Department of Transportation of the U.S. Government.

NEW COMMUNITIES DEBENTURES--are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which guaranteed by the U.S. Government.

PUBLIC HOUSING NOTES AND BONDS--are short-term project notes and long-term bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

SBA DEBENTURES--are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

SLMA DEBENTURES--are debentures backed by the Student Loan Marketing
Association.

TITLE XI BONDS--are bonds issued in accordance with the provisions of Title XI of the Merchant Marine Act of 1936, as amended, the payment of which is guaranteed by the U.S. Government.

WASHINGTON METROPOLITAN AREA TRANSIT AUTHORITY BOND--are bonds issued by Washington Metropolitan Area Transit Authority and are guaranteed by the Secretary of Transportation of the U.S. Government.

                              FINANCIAL STATEMENTS






                                       FS

                     INDEPENDENT AUDITORS' REPORT

                     The Board of Directors and Shareholders of
                     AIM International Funds, Inc.:

                     We have audited the accompanying statement of assets and liabilities of the AIM Asian Growth Fund (a portfolio of AIM International Funds, Inc.) including the schedule of investments, as of October 31, 1998, and the related statement of operations, changes in net assets, and financial highlights for the period November 3, 1997 (date operations commenced) through October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                       We conducted our audits in accordance with generally
                     accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                       In our opinion, the financial statements and financial
                     highlights referred to above present fairly, in all material respects, the financial position of the AIM Asian Growth Fund as of October 31, 1998, the results of its operations, changes in its net assets and financial highlights for the period November 3, 1997 (date operations commenced) through October 31, 1998, in conformity with generally accepted accounting principles.

                                            /S/ KPMG PEAT MARWICK LLP
                                                KPMG Peat Marwick LLP

                     December 4, 1998
                     Houston, Texas

SCHEDULE OF INVESTMENTS

October 31, 1998

                                                     MARKET
                                        SHARES        VALUE
FOREIGN STOCKS & OTHER EQUITY INTERESTS-90.43%

AUSTRALIA-15.32%

AMP Ltd. (Insurance-Life/Health)(a)       22,200   $   264,083
--------------------------------------------------------------
Brambles Industries Ltd. (Air
  Freight)                                11,000       241,244
--------------------------------------------------------------
BRL Hardy Ltd. (Beverages-Alcoholic)      80,000       265,000
--------------------------------------------------------------
James Hardie Industries Ltd.
  (Building Materials)                   114,380       223,470
--------------------------------------------------------------
Novus Petroleum Ltd. (Oil &
  Gas-Exploration & Production)           61,501        74,186
--------------------------------------------------------------
St. George Bank Ltd.
  (Banks-Regional)                        34,214       228,206
--------------------------------------------------------------
TABCORP Holdings Ltd. (Leisure Time
  Products)                               42,858       285,113
--------------------------------------------------------------
Village Roadshow Ltd., 6.50% Pfd.
  (Entertainment)(b) (Acquired
  04/23/98; Cost $200,000)                 4,000       170,000
--------------------------------------------------------------
                                                     1,751,302
--------------------------------------------------------------

HONG KONG-30.79%

China Telecom Ltd.
  (Telecommunications-Cellular/Wireless)(a)    144,000     270,540
--------------------------------------------------------------
Cosco Pacific Ltd.
  (Financial-Diversified)                728,000       357,208
--------------------------------------------------------------
Guangdong Kelon Electrical Holdings
  Co. Ltd. (Household Furniture &
  Appliances)                            331,000       282,084
--------------------------------------------------------------
HKR International Ltd. (Land
  Development)                           507,600       286,752
--------------------------------------------------------------
Hutchison Whampoa Ltd. (Retail-Food
  Chains)                                 47,000       336,820
--------------------------------------------------------------
IDT International Ltd.
  (Electronics-Component
  Distributors)                        2,452,000       319,778
--------------------------------------------------------------
Johnson Electric Holdings Ltd.
  (Electrical Equipment)                 127,000       295,177
--------------------------------------------------------------
Li & Fung Ltd. (Distributors-Food &
  Health)                                156,000       243,734
--------------------------------------------------------------
Ng Fung Hong Ltd. (Foods)                334,000       295,423
--------------------------------------------------------------
Shenzhen Expressway Co. Ltd.
  (Services-Commercial & Consumer)     1,360,000       307,315
--------------------------------------------------------------
Varitronix International Ltd.
  (Electronic
  Components/Miscellaneous)              117,000       222,080
--------------------------------------------------------------
Zhehuang Expressway Co. Ltd.
  (Services-Commercial & Consumer)     1,546,000       303,431
--------------------------------------------------------------
                                                     3,520,342
--------------------------------------------------------------

INDIA-6.16%

Bajaj Auto Ltd. (Automobiles)             14,700       249,900
--------------------------------------------------------------
ITC Ltd. (Tobacco)                        12,100       242,000
--------------------------------------------------------------
Videsh Sanchar Nigam Ltd.
  (Telecommunications-Cellular/Wireless)     20,300     212,643
--------------------------------------------------------------
                                                       704,543
--------------------------------------------------------------

INDONESIA-2.28%

Gulf Indonesia Resources Ltd.
  (Oil-International Integrated)(a)       26,400       260,700
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
NEW ZEALAND-1.87%

Sky Network Television Ltd.
  (Broadcasting-Television, Radio &
  Cable)(a)                               33,400   $    42,422
--------------------------------------------------------------
Sky Network Television Ltd.-ADR
  (Broadcasting-Television, Radio &
  Cable)(a)                               13,400       170,850
--------------------------------------------------------------
                                                       213,272
--------------------------------------------------------------

PHILIPPINES-10.11%

Bank of the Philippine Islands
  (Banks-Major Regional)                 155,310       301,348
--------------------------------------------------------------
International Container Terminal
  Services, Inc. (Air Freight)(a)        735,000        49,366
--------------------------------------------------------------
Manila Electric Co. (Electric Power)     119,000       352,264
--------------------------------------------------------------
Philippine Long Distance Telephone
  Co. (Telephone)                          9,530       228,767
--------------------------------------------------------------
SM Prime Holdings Inc. (Land
  Development)                         1,322,900       223,774
--------------------------------------------------------------
                                                     1,155,519
--------------------------------------------------------------

SINGAPORE-8.77%

Datacraft Asia Ltd. (Communications
  Equipment)                              78,700       253,414
--------------------------------------------------------------
Elec & Eltek International Co. Ltd.
  (Computers-Hardware)                    43,900       219,500
--------------------------------------------------------------
Natsteel Electronics Ltd.
  (Computers-Hardware)                   143,000       293,920
--------------------------------------------------------------
Venture Manufacturing Ltd.
  (Electronics-Component
  Distributors)                           71,000       235,938
--------------------------------------------------------------
                                                     1,002,772
--------------------------------------------------------------

TAIWAN-10.54%

ASE Test Ltd.-ADR
  (Electronics-Semiconductors)(a)          7,600       208,050
--------------------------------------------------------------
Compal Electronics Inc.
  (Computers-Hardware)(a)                 79,000       246,456
--------------------------------------------------------------
Hon Hai Precision Industry
  (Electronics-Component
  Distributors)(a)                        52,000       250,564
--------------------------------------------------------------
Lee Chi Enterprises Co., Ltd.
  (Manufacturing-Specialized)(a)          85,000       207,412
--------------------------------------------------------------
Taiwan Semiconductor Manufacturing
  Co. Ltd.-ADR
  (Electronics-Semiconductors)            19,600       292,775
--------------------------------------------------------------
                                                     1,205,257
--------------------------------------------------------------

THAILAND-4.59%

BEC World Public Co. Ltd.
  (Broadcasting-Television, Radio &
  Cable)                                  32,300       197,091
--------------------------------------------------------------
PTT Exploration and Production
  Public Co. Ltd. (Oil &
  Gas-Exploration & Production)           34,000       327,867
--------------------------------------------------------------
                                                       524,958
--------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $10,050,433)                                  10,338,665
--------------------------------------------------------------

                                      PRINCIPAL      MARKET
                                        AMOUNT        VALUE
REPURCHASE AGREEMENT-10.12%(C)

SBC Warburg Dillion Read Inc.,
  5.40%, 11/02/98(d)(Cost
  $1,156,875)                         $1,156,875   $ 1,156,875
--------------------------------------------------------------
TOTAL INVESTMENTS (Cost
  $11,207,308)-100.55%                              11,495,540
--------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES
  (0.55)%                                              (63,420)
--------------------------------------------------------------
NET ASSETS-100.00%                                 $11,432,120
==============================================================

Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with provisions of Rule 144A under the Securities Act of 1933 as amended. The valuation of this security has been determined in accordance with procedures established by the Board of Directors. The market value of this security at 10/31/98 was $170,000 which represented 1.49% of the Fund's net assets.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 10/30/98 with a maturing value of $1,300,585,000. Collateralized by $2,856,569,000 U.S. Government
    obligations, 0% to 5.50% due 11/15/98 to 02/15/25 with an aggregate market value at 10/31/98 of $1,326,231,109.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1998

ASSETS:

Investments, at market value (cost
$10,050,433)                                   $ 10,338,665
-----------------------------------------------------------
Repurchase agreement (cost $1,156,875)            1,156,875
-----------------------------------------------------------
Foreign currencies, at value (cost $9,133)            9,394
-----------------------------------------------------------
Receivables for:
  Capital stock sold                                234,866
-----------------------------------------------------------
  Dividends and interest                              6,885
-----------------------------------------------------------
  Investment for deferred compensation plan           2,688
-----------------------------------------------------------
Other assets                                         28,608
-----------------------------------------------------------
    Total assets                                 11,777,981
-----------------------------------------------------------

LIABILITIES:

Payables for:
  Capital stock reacquired                          317,361
-----------------------------------------------------------
  Deferred compensation                               2,688
-----------------------------------------------------------
Accrued administrative services fees                  6,728
-----------------------------------------------------------
Accrued directors' fees                                 746
-----------------------------------------------------------
Accrued distribution fees                             5,007
-----------------------------------------------------------
Accrued transfer agent fees                             314
-----------------------------------------------------------
Accrued operating expenses                           13,017
-----------------------------------------------------------
    Total liabilities                               345,861
-----------------------------------------------------------
Net assets applicable to shares outstanding    $ 11,432,120
===========================================================

NET ASSETS:

Class A                                        $  7,716,057
===========================================================
Class B                                        $  3,030,419
===========================================================
Class C                                        $    685,644
===========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                     1,003,928
===========================================================
Class B:
  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                       397,014
===========================================================
Class C:
  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                        90,049
===========================================================
Class A:
  Net asset value and redemption price per
  share                                        $       7.69
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.69 / 94.50%)        $       8.14
===========================================================
Class B:
  Net asset value and offering price per
  share                                        $       7.63
===========================================================
Class C:
  Net asset value and offering price per
  share                                        $       7.61
===========================================================

STATEMENT OF OPERATIONS

For the period November 3, 1997 (date operations commenced) through October 31, 1998

INVESTMENT INCOME:

Dividends (net of $8,794 foreign withholding
  tax)                                         $    139,052
-----------------------------------------------------------
Interest                                             32,802
-----------------------------------------------------------
    Total investment income                         171,854
-----------------------------------------------------------

EXPENSES:

Advisory fees                                        62,428
-----------------------------------------------------------
Administrative services fees                         74,604
-----------------------------------------------------------
Custodian fees                                       40,059
-----------------------------------------------------------
Directors' fees                                       6,974
-----------------------------------------------------------
Distribution fees-Class A                            16,790
-----------------------------------------------------------
Distribution fees-Class B                            14,685
-----------------------------------------------------------
Distribution fees-Class C                             3,057
-----------------------------------------------------------
Transfer agent fees-Class A                          21,729
-----------------------------------------------------------
Transfer agent fees-Class B                           9,970
-----------------------------------------------------------
Transfer agent fees-Class C                           1,757
-----------------------------------------------------------
Registration and filing fees                         56,276
-----------------------------------------------------------
Other                                                30,292
-----------------------------------------------------------
    Total expenses                                  338,621
-----------------------------------------------------------
Less: Fees waived and reimbursed by advisor        (196,230)
-----------------------------------------------------------
   Expenses paid indirectly                            (781)
-----------------------------------------------------------
    Net expenses                                    141,610
-----------------------------------------------------------
Net investment income                                30,244
-----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND
  FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          (1,683,405)
-----------------------------------------------------------
  Foreign currencies                                 (3,671)
-----------------------------------------------------------
                                                 (1,687,076)
-----------------------------------------------------------
Net unrealized appreciation of:
  Investment securities                             288,232
-----------------------------------------------------------
  Foreign currencies                                    441
-----------------------------------------------------------
                                                    288,673
-----------------------------------------------------------
    Net gain (loss) from investment
      securities and foreign
      currencies                                 (1,398,403)
-----------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $  1,368,159
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period November 3, 1997 (date operations commenced) through October 31, 1998

OPERATIONS:

  Net investment income                                       $    30,244
-------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
  foreign currencies                                           (1,687,076)
-------------------------------------------------------------------------
  Net unrealized appreciation of investment securities and
  foreign currencies                                              288,673
-------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
     operations                                                (1,368,159)
-------------------------------------------------------------------------
Share transactions-net:
    Class A                                                     8,755,042
-------------------------------------------------------------------------
    Class B                                                     3,340,169
-------------------------------------------------------------------------
    Class C                                                       705,068
-------------------------------------------------------------------------
  Net increase in net assets                                   11,432,120
-------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                   0
-------------------------------------------------------------------------
  End of period                                               $11,432,120
=========================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $12,781,818
-------------------------------------------------------------------------
  Undistributed net investment income                              45,035
-------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (1,683,406)
-------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                            288,673
-------------------------------------------------------------------------
                                                              $11,432,120
=========================================================================

NOTES TO FINANCIAL STATEMENTS
October 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Asian Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM Asian Growth Fund, AIM European Development Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund, AIM Global Income Fund and AIM International Equity Fund. The Fund commenced operations on November 3, 1997. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide long-term growth of capital.

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations-A security listed or traded on an exchange (except convertible bonds) is valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Securities traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Securities reported on the NASDAQ National Market System are valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors, such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1998, undistributed net investment income was increased by $14,791, undistributed net realized gains increased by $3,670 and paid-in capital decreased by $18,461 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $1,630,826 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, in the year 2006.
F. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $500 million. Under the terms of a sub-advisory agreement between AIM and INVESCO Global Asset Management Limited ("IGAM"), AIM pays IGAM a fee at an annual rate of 0.20% of the first $500 million of the Fund's average daily net assets and 0.175% of the Fund's average daily net assets over $500 million. During the period November 3, 1997 (date operations commenced) through October 31, 1998, AIM waived advisory fees of $51,040 and reimbursed expenses of $145,190.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the period November 3, 1997 (date operations commenced) through October 31, 1998, AIM was reimbursed $74,604 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Fund. During the period November 3, 1997 (date operations commenced) through October 31, 1998, AFS was paid $24,092 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and Class C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and Class C Plan, pays AIM Distributors compensation at the annual rate of 0.35% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the period November 3, 1997 (date operations commenced) through October 31, 1998, the Class A and Class B and Class C shares paid AIM Distributors $16,790, $14,685 and $3,057, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $27,913 from sales of the Class A shares of the Fund during the period November 3, 1997 (date operations commenced) through October 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the period November 3, 1997 (date operations commenced) through October 31, 1998, AIM Distributors received commissions of $496 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the period November 3, 1997 (date operations commenced) through October 31, 1998, the Fund incurred legal fees of $3,146 for services rendered by the law firm of Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the period November 3, 1997 (date operations commenced) through October 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $66 and $715, respectively, under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $781 during the period November 3, 1997 (date operations commenced) through October 31, 1998.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.
NOTE 5-BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) 10% of total assets. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the period November 3, 1997 (date operations commenced) through October 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period November 3, 1997 (date operations commenced) through October 31, 1998 was $16,189,012 and $4,455,173, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of October 31, 1998 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 856,529
--------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (620,876)
--------------------------------------------------------
Net unrealized appreciation of investment
  securities                                   $ 235,653
========================================================

Costs of investments for tax purposes is $10,103,012.

NOTE 7-CAPITAL STOCK

Changes in the Fund's capital stock outstanding during the period November 3, 1997 (date operations commenced) through October 31, 1998 were as follows:

                                           OCTOBER 31,
                                              1998
                                    -------------------------
                                      SHARES        AMOUNT
                                    ----------    -----------
Sold:
  Class A                            2,150,231    $17,226,640
-----------------------------------------------------------------
  Class B                              516,509      4,177,886
-----------------------------------------------------------------
  Class C                              268,694      2,084,897
-----------------------------------------------------------------
Reacquired:
  Class A                           (1,146,303)    (8,471,598)
-----------------------------------------------------------------
  Class B                             (119,495)      (837,717)
-----------------------------------------------------------------
  Class C                             (178,645)    (1,379,829)
-----------------------------------------------------------------
                                     1,490,991    $12,800,279
=================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A, Class B and Class C capital stock outstanding during the period November 3, 1997 (date operations commenced) through October 31, 1998.

                                                              CLASS A     CLASS B     CLASS C
                                                              -------     -------     -------
Net asset value, beginning of period                          $ 10.00     $ 10.00     $ 10.00
------------------------------------------------------------  -------     -------     -------
Income from investment operations:
  Net investment income                                          0.05       (0.01)      (0.01)
------------------------------------------------------------  -------     -------     -------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (2.36)      (2.36)      (2.38)
------------------------------------------------------------  -------     -------     -------
        Total from investment operations                        (2.31)      (2.37)      (2.39)
------------------------------------------------------------  -------     -------     -------
Net asset value, end of period                                $  7.69     $  7.63     $  7.61
============================================================  =======     =======     =======
Total return(a)                                                (23.10)%    (23.70)%    (23.90)%
============================================================  =======     =======     =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 7,716     $ 3,030     $   686
============================================================  =======     =======     =======
Ratio of expenses to average net assets(b)(c)                    1.92%       2.80%       2.80%
============================================================  =======     =======     =======
Ratio of net investment income (loss) to average net
  assets(c)(d)                                                   0.70%      (0.18)%     (0.18)%
============================================================  =======     =======     =======
Portfolio turnover rate                                            79%         79%         79%
============================================================  =======     =======     =======

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 4.88% (annualized), 5.75% (annualized) and 5.75% (annualized) for Class A, Class B and Class C, respectively.
(c) Ratios are annualized and based on average net assets of $4,797,215, $1,468,486 and $305,653 for Class A, Class B and Class C, respectively.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (2.27)% (annualized), (3.15)% (annualized) and (3.15)% (annualized), for Class A, Class B and Class C, respectively.

                     INDEPENDENT AUDITORS' REPORT

                     The Board of Directors and Shareholders of
                     AIM International Funds, Inc.

                     We have audited the accompanying statement of assets and liabilities of the AIM European Development Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 1998, and the related statement of operations, changes in net assets, and financial highlights for the period November 3, 1997 (date operations commenced) through October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AIM European Development Fund as of October 31, 1998, the results of its operations, changes in its net assets and financial highlights for the period November 3, 1997 (date operations commenced) through October 31, 1998, in conformity with generally accepted accounting principles.


                                            /s/ KPMG PEAT MARWICK LLP
                                                KPMG Peat Marwick LLP

                     December 4, 1998
                     Houston, Texas

SCHEDULE OF INVESTMENTS

October 31, 1998

                                                     MARKET
                                      SHARES         VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-88.56%

AUSTRIA-1.75%

Semperit A.G. (Textiles-Specialty)        9,600   $  1,038,908
--------------------------------------------------------------
Topcall International A.G.
  (Computers-Software & Services)         4,200      1,349,137
--------------------------------------------------------------
                                                     2,388,045
--------------------------------------------------------------

BELGIUM-2.43%

Colruyt N.V. (Retail-Food Chains)           900        752,854
--------------------------------------------------------------
Creyf's N.V. (Services-Commercial
  & Consumer)                             3,500      1,198,770
--------------------------------------------------------------
Delhaize-Le Lion, S.A.
  (Retail-Food & Drug)(a)                15,900      1,359,133
--------------------------------------------------------------
                                                     3,310,757
--------------------------------------------------------------

CROATIA-0.39%

Pliva DD (Health Care-Drugs-Major
  Pharmaceutical) (acquired
  11/14/97-06/04/98; cost
  $631,540)(b)                           36,000        529,200
--------------------------------------------------------------

FINLAND-2.15%

Helsingin Puhelin Oyj
  (Telecommunications-
  Cellular/Wireless)                     13,600        746,412
--------------------------------------------------------------
Nokia Oyj A.B.-Class A
  (Communications Equipment)             15,400      1,404,590
--------------------------------------------------------------
Tieto Corp.-Class B
  (Computers-Software & Services)        25,500        775,261
--------------------------------------------------------------
                                                     2,926,263
--------------------------------------------------------------

FRANCE-18.93%

Accor S.A. (Lodging-Hotels)               4,200        882,547
--------------------------------------------------------------
Altran Technologies, S.A.
  (Services-Commercial & Consumer)        7,300      1,428,795
--------------------------------------------------------------
AXA S.A. (Insurance-Multi-Line)           9,750      1,102,508
--------------------------------------------------------------
Banque Nationale de Paris
  (Banks-Major Regional)                  7,400        468,887
--------------------------------------------------------------
Cap Gemini Sogeti S.A.
  (Computers-Software & Services)         8,000      1,202,802
--------------------------------------------------------------
Danone (Foods)                            4,040      1,068,614
--------------------------------------------------------------
Elf Aquitaine S.A. (Oil &
  Gas-Refining & Marketing)              13,700      1,586,168
--------------------------------------------------------------
Etablissements Economiques du
  Casino Guichard-Perrachon
  (Retail-Food Chains)(a)                11,800      1,174,965
--------------------------------------------------------------
Galeries Lafayette
  (Retail-Department Stores)                960      1,064,804
--------------------------------------------------------------
GFI Informatique
  (Computers-Software & Services)(a)      4,300        529,593
--------------------------------------------------------------
Leon de Bruxelles (Restaurants)          12,000        972,325
--------------------------------------------------------------
Montupet (Auto Parts & Equipment)        40,400      1,795,329
--------------------------------------------------------------
Pinault-Printemps-Redoute S.A.
  (Retail-General Merchandise)            6,800      1,138,700
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
FRANCE-(CONTINUED)

Promodes (Retail-Food Chains)             2,100   $  1,323,064
--------------------------------------------------------------
Publicis S.A.
  (Services-Advertising/Marketing)(a)     7,600      1,204,242
--------------------------------------------------------------
Renault S.A. (Automobiles)               17,700        756,928
--------------------------------------------------------------
Rexal S.A. (Distributors-Food &
  Health)                                 8,000        734,645
--------------------------------------------------------------
Rhone-Poulenc-Class A
  (Chemicals-Diversified)                13,600        622,000
--------------------------------------------------------------
Societe Generale (Banks-Major
  Regional)                               2,960        391,739
--------------------------------------------------------------
Societe Television Francaise 1
  (Broadcasting-Television, Radio
  & Cable)                                7,900      1,305,832
--------------------------------------------------------------
Sopra S.A. (Services-Commercial &
  Consumer)                               4,610      1,494,139
--------------------------------------------------------------
Suez Lyonnaise des Eaux
  (Manufacturing-Diversified)             5,500        985,379
--------------------------------------------------------------
Total S.A.-Class B (Oil &
  Gas-Refining & Marketing)              15,700      1,812,071
--------------------------------------------------------------
Unilog S.A. (Services-Commercial &
  Consumer)                               2,220        787,475
--------------------------------------------------------------
                                                    25,833,551
--------------------------------------------------------------

GERMANY-11.20%

Allianz A.G.
  (Insurance-Multi-Line)                  3,020      1,036,409
--------------------------------------------------------------
Bayerische Vereinsbank A.G.
  (Banks-Major Regional)                 14,500      1,152,045
--------------------------------------------------------------
BHF-Bank A.G. (Banks-Major
  Regional)                              31,700      1,220,999
--------------------------------------------------------------
Dresdner Bank A.G. (Banks-Major
  Regional)                              23,000        896,321
--------------------------------------------------------------
Henkel KGaA
  (Chemicals-Diversified)                11,600        991,723
--------------------------------------------------------------
Hugo Boss A.G.-Pfd.
  (Textiles-Apparel)                        250        389,705
--------------------------------------------------------------
Karstadt A.G. (Retail-Department
  Stores)                                 2,400      1,225,304
--------------------------------------------------------------
Krones A.G.
  (Machinery-Diversified)                 5,100        120,174
--------------------------------------------------------------
Krones A.G.-Pfd.
  (Machinery-Diversified)                11,900        298,381
--------------------------------------------------------------
Marschollek, Lautenschlaeger &
  Partner A.G.
  (Insurance-Life/Health)                 1,210        617,757
--------------------------------------------------------------
MobilCom A.G.
  (Telecommunications-Cellular/
  Wireless)                               2,300        669,947
--------------------------------------------------------------
Porsche A.G. (Automobiles)                  425        752,371
--------------------------------------------------------------
Sartorius A.G.
  (Electronics-Instrumentation)              85         25,678
--------------------------------------------------------------
Sartorius A.G.-Pfd.
  (Electronics-Instrumentation)           2,800        768,050
--------------------------------------------------------------
SER Systems A.G.
  (Computers-Software & Services)         4,160      1,271,802
--------------------------------------------------------------
Sixt A.G. (Financial-Diversified)         6,500      1,343,121
--------------------------------------------------------------
Teldafax (Telecommunications-Long
  Distance)(a)                           31,000      1,086,339
--------------------------------------------------------------
Teles A.G. (Electrical Equipment)(a)     12,500      1,412,301
--------------------------------------------------------------
                                                    15,278,427
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
GREECE-0.77%

STET Hellas Telecommunications
  S.A.-ADR
  (Telecommunications-
     Cellular/Wireless)(a)               39,800   $  1,044,750
--------------------------------------------------------------

HUNGARY-0.68%

Magyar Tavkozlesi ADR
  (Telecommunications- Long
  Distance)                              34,500        927,188
--------------------------------------------------------------

IRELAND-2.42%

Allied Irish Banks PLC
  (Banks-Regional)                      124,000      1,780,023
--------------------------------------------------------------
Bank of Ireland (Banks-Major
  Regional)                              53,000        973,632
--------------------------------------------------------------
Kingspan Group PLC (Engineering &
  Construction)                         187,100        547,808
--------------------------------------------------------------
                                                     3,301,463
--------------------------------------------------------------

ITALY-6.73%

AEM S.p.A. (Electric Companies)(a)    1,000,000      1,356,532
--------------------------------------------------------------
Assicurazioni Generali
  (Insurance-Multi-Line)                 27,600        984,434
--------------------------------------------------------------
Autogrill S.p.A (Restaurants)           114,300        856,762
--------------------------------------------------------------
Banca Commerciale Italiana
  (Banks-Major Regional)                 80,000        494,652
--------------------------------------------------------------
Banca di Roma (Banks-Major
  Regional)(a)                          390,000        680,238
--------------------------------------------------------------
Ciga S.p.A. (Lodging-Hotels)(a)         967,000        731,449
--------------------------------------------------------------
Credito Italiano S.p.A.
  (Banks-Major Regional)                227,600      1,225,816
--------------------------------------------------------------
Ericsson S.p.A. (Communications
  Equipment)                             18,500        755,428
--------------------------------------------------------------
Telecom Italia Mobile S.p.A.
  (Telephone)                           157,000        912,383
--------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)       164,500      1,189,662
--------------------------------------------------------------
                                                     9,187,356
--------------------------------------------------------------

NETHERLANDS-7.22%

Athlon Groep N.V. (Retail-General
  Merchandise)                           22,000        624,264
--------------------------------------------------------------
Getronics N.V. (Computers-Software
  & Services)                            18,600        771,764
--------------------------------------------------------------
Heineken N.V.
  (Beverages-Alcoholic)                  26,400      1,406,360
--------------------------------------------------------------
Koninklijke Ahold N.V.
  (Retail-Food Chains)                   42,000      1,396,402
--------------------------------------------------------------
Koninklijke Numico N.V. (Foods)          20,400        802,763
--------------------------------------------------------------
Ordina Beheer N.V.-W.I.
  (Services-Commercial &
  Consumer)(a)                           59,000      1,535,175
--------------------------------------------------------------
Unit 4 (Computers-Software &
  Services)(a)                           27,700        562,068
--------------------------------------------------------------
Verenigde Nederlandse
  Uitgeversbedrijven Verenigd
  Bezit (Publishing)                     31,000      1,072,170
--------------------------------------------------------------
Wolters Kluwer N.V. (Specialty
  Printing)(a)                            8,700      1,686,155
--------------------------------------------------------------
                                                     9,857,121
--------------------------------------------------------------

NORWAY-1.84%

Ekornes A.S.A. (Household
  Furniture & Appliances)(a)             91,000        834,919
--------------------------------------------------------------
Merkantildata A.S.A
  (Services-Commercial & Consumer)       98,600        991,763
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
NORWAY-(CONTINUED)

Tomra Systems A.S.A.
  (Manufacturing-Specialized)            24,500   $    689,343
--------------------------------------------------------------
                                                     2,516,025
--------------------------------------------------------------

PORTUGAL-4.24%

Banco Comercial Portugues, S.A.
  (Banks-Major Regional)                 39,010      1,221,704
--------------------------------------------------------------
Electricidade de Portugal, S.A.
  (Water Utilities)                      50,000      1,257,360
--------------------------------------------------------------
Ibersol SGPS S.A. (Retail-Food
  Chains)                                10,500        964,437
--------------------------------------------------------------
Portugal Telecom S.A. (Telephone)        24,730      1,172,142
--------------------------------------------------------------
Telecel-Comunicacaoes Pessoais,
  S.A.
  (Telecommunications-Cellular/Wireless)  6,350      1,170,248
--------------------------------------------------------------
                                                     5,785,891
--------------------------------------------------------------

SPAIN-4.94%

Baron de Ley, S.A.
  (Beverages-Alcoholic)(a)               38,300      1,279,749
--------------------------------------------------------------
Corp. Financiera Reunida, S.A.
  (Investment Management)(a)            156,200      1,874,711
--------------------------------------------------------------
Cortefiel S.A. (Retail-Department
  Stores)(a)                             26,000        642,568
--------------------------------------------------------------
Iberdrola S.A. (Electric
  Companies)                             82,500      1,332,913
--------------------------------------------------------------
Telefonica de Espana (Telephone)         23,800      1,074,981
--------------------------------------------------------------
TelePizza, S.A. (Restaurants)(a)         65,000        530,857
--------------------------------------------------------------
                                                     6,735,779
--------------------------------------------------------------

SWEDEN-3.97%

ADB-Gruppen Mandator A.B.
  (Services-Computer Systems)            11,450        367,034
--------------------------------------------------------------
Entra Data A.B.
  (Computers-Software & Services)        32,500        625,080
--------------------------------------------------------------
Europolitan Holdings A.B.
  (Telecommunications-Cellular &
  Wireless)                              13,600      1,177,074
--------------------------------------------------------------
Hennes & Mauritz A.B.-Class B
  (Retail-Specialty-Apparel)             14,000        987,306
--------------------------------------------------------------
IBS A.B. (Computers-Software &
  Services)(a)                           52,250        790,550
--------------------------------------------------------------
Modul 1 Data A.B.
  (Services-Computer Systems)            25,300        819,112
--------------------------------------------------------------
WM-Data A.B.-Class B
  (Computers-Software & Services)        17,800        648,186
--------------------------------------------------------------
                                                     5,414,342
--------------------------------------------------------------

SWITZERLAND-4.84%

Adecco S.A. (Services-Commercial &
  Consumer)(a)                            2,100        837,147
--------------------------------------------------------------
Julius Baer Holding A.G.
  (Banks-Major Regional)(a)                 400      1,225,454
--------------------------------------------------------------
Nestle S.A. (Foods)                         520      1,105,566
--------------------------------------------------------------
Novartis A.G. (Health
  Care-Diversified)                         800      1,441,016
--------------------------------------------------------------
UBS A.G. (Banks-Major Regional)(a)        2,900        795,327
--------------------------------------------------------------
Zurich Allied A.G.
  (Insurance-Multi-Line)(a)               1,980      1,202,968
--------------------------------------------------------------
                                                     6,607,478
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
UNITED KINGDOM-14.06%

Admiral PLC (Services-Computer
  Systems)                               40,300   $    654,024
--------------------------------------------------------------
British Petroleum Co. PLC (Oil &
  Gas-Refining & Marketing)              88,000      1,291,216
--------------------------------------------------------------
Cable & Wireless Communications
  PLC (Broadcasting-Television,
  Radio, & Cable)(a)                    110,000        828,175
--------------------------------------------------------------
Cattles PLC (Consumer Finance)          145,000      1,460,432
--------------------------------------------------------------
DIAGONAL PLC (Services-Computer
  Systems)                               32,200        474,084
--------------------------------------------------------------
Druid Group PLC
  (Computers-Software & Services)        10,300        168,450
--------------------------------------------------------------
Firth Rixson PLC (Metal
  Fabricators)                          487,000        839,234
--------------------------------------------------------------
Hays PLC (Services-Commercial &
  Consumer)                              93,000      1,370,027
--------------------------------------------------------------
Jarvis PLC (Engineering &
  Construction)                         165,000      1,739,167
--------------------------------------------------------------
Kingfisher PLC (Retail-Department
  Stores)                               139,000      1,219,767
--------------------------------------------------------------
Kwik-Fit Holdings PLC
  (Services-Commercial & Consumer)      166,500      1,381,696
--------------------------------------------------------------
Logica PLC (Computer
  Software/Services)                     10,700        361,172
--------------------------------------------------------------
Misys PLC (Services-Commercial &
  Consumer)                              15,700        110,060
--------------------------------------------------------------
Nestor Healthcare Group PLC
  (Services-Commercial & Consumer)      177,000      1,101,623
--------------------------------------------------------------
Orange PLC (Telecommunications)(a)       83,000        771,399
--------------------------------------------------------------
Parity PLC (Services-Commercial &
  Consumer)                              73,800        558,099
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
UNITED KINGDOM-(CONTINUED)

Pearson PLC (Specialty Printing)         35,000   $    610,172
--------------------------------------------------------------
Select Appointments Holdings PLC
  (Services-Commercial & Consumer)       78,000        687,736
--------------------------------------------------------------
Somerfield PLC (Retail-Food
  Chains)                               170,000      1,092,187
--------------------------------------------------------------
Unilever PLC (Foods)                    106,000      1,064,079
--------------------------------------------------------------
Vodafone Group PLC
  (Telecommunications-
    Cellular/Wireless)                  105,000      1,405,387
--------------------------------------------------------------
                                                    19,188,186
--------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (cost
      $125,897,613)                                120,831,822
--------------------------------------------------------------

                                     PRINCIPAL
                                      AMOUNT
REPURCHASE AGREEMENTS-9.71%(C)
Dean Witter Reynolds, Inc. 5.55%,
  11/02/98(d)                       $10,000,000   $ 10,000,000
--------------------------------------------------------------
SBC Warburg Dillion Read Inc.
  5.40%, 11/02/98(e)                  3,257,518      3,257,518
--------------------------------------------------------------
    Total Repurchase Agreements
      (cost $13,257,518)                            13,257,518
--------------------------------------------------------------
TOTAL INVESTMENTS-98.27%                           134,089,340
--------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.73%                                  2,357,011
--------------------------------------------------------------
NET ASSETS-100.00%                                $136,446,351
==============================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with provisions of Rule 144A under the Securities Act of 1933 as amended. The valuation of this security has been determined in accordance with procedures established by the Board of Directors. The market value of this security at 10/31/98 was $529,200 which represented 0.39% of the Fund's net assets.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 10/30/98 with a maturing value of $300,138,750. Collateralized by $307,841,000 U.S. Government obligations, 0% to 10.35% due 11/06/98 to 01/21/28 with an aggregate market value at 10/31/98 of $306,000,942.
(e) Joint repurchase agreement entered into 10/30/98 with a maturing value of $1,300,585,000. Collateralized by $2,856,569,000 U.S. Government
    obligations, 0% to 5.50% due 11/15/98 to 02/15/25 with an aggregate market value at 10/31/98 of $1,326,231,109.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1998

ASSETS:

Investments, at market value (cost
$139,155,131)                                  $134,089,340
-----------------------------------------------------------
Foreign currencies, at value (cost
  $2,862,619)                                     2,886,110
-----------------------------------------------------------
Receivables for:
  Investments sold                                2,615,467
-----------------------------------------------------------
  Capital stock sold                              1,917,359
-----------------------------------------------------------
  Dividends and interest                            145,502
-----------------------------------------------------------
  Investment for deferred compensation plan           2,762
-----------------------------------------------------------
Other assets                                         85,307
-----------------------------------------------------------
    Total assets                                141,741,847
-----------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           4,143,494
-----------------------------------------------------------
  Capital stock reacquired                          772,184
-----------------------------------------------------------
  Deferred compensation                               2,762
-----------------------------------------------------------
Accrued advisory fees                               198,655
-----------------------------------------------------------
Accrued administrative services fees                  6,831
-----------------------------------------------------------
Accrued directors' fees                                 600
-----------------------------------------------------------
Accrued distribution fees                            70,853
-----------------------------------------------------------
Accrued transfer agent fees                          53,023
-----------------------------------------------------------
Accrued operating expenses                           47,094
-----------------------------------------------------------
    Total liabilities                             5,295,496
-----------------------------------------------------------
Net assets applicable to shares outstanding    $136,446,351
-----------------------------------------------------------

NET ASSETS:

Class A                                        $ 76,686,007
===========================================================
Class B                                        $ 50,121,362
===========================================================
Class C                                        $  9,638,982
===========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                     5,916,086
===========================================================
Class B:
  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                     3,893,529
===========================================================
Class C:
  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                       748,267
===========================================================
Class A:
  Net asset value and redemption price per
  share                                        $      12.96
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.96 / 94.50%)       $      13.71
===========================================================
Class B:
  Net asset value and offering price per
  share                                        $      12.87
===========================================================
Class C:
  Net asset value and offering price per
  share                                        $      12.88
===========================================================

STATEMENT OF OPERATIONS

For the period November 3, 1997 (date operations commenced) through October 31, 1998

INVESTMENT INCOME:

Dividends (net of $67,274 foreign withholding
  tax)                                          $    404,466
------------------------------------------------------------
Interest                                             366,446
------------------------------------------------------------
    Total investment income                          770,912
------------------------------------------------------------

EXPENSES:

Advisory fees                                        524,657
------------------------------------------------------------
Administrative services fees                          69,060
------------------------------------------------------------
Custodian fees                                       153,804
------------------------------------------------------------
Directors' fees                                        7,006
------------------------------------------------------------
Distribution fees-Class A                            117,376
------------------------------------------------------------
Distribution fees-Class B                            184,287
------------------------------------------------------------
Distribution fees-Class C                             32,622
------------------------------------------------------------
Transfer agent fees-Class A                          106,237
------------------------------------------------------------
Transfer agent fees-Class B                           72,292
------------------------------------------------------------
Transfer agent fees-Class C                           10,241
------------------------------------------------------------
Other                                                 91,330
------------------------------------------------------------
    Total expenses                                 1,368,912
------------------------------------------------------------
Less: Fees waived and reimbursed by advisor         (114,120)
------------------------------------------------------------
   Expenses paid indirectly                           (2,373)
------------------------------------------------------------
    Net expenses                                   1,252,419
------------------------------------------------------------
Net investment income (loss)                        (481,507)
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND
  FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                           (6,487,566)
------------------------------------------------------------
  Foreign currencies                                 482,355
------------------------------------------------------------
                                                  (6,005,211)
------------------------------------------------------------
Net unrealized appreciation (depreciation) of:
  Investment securities                           (5,065,791)
------------------------------------------------------------
  Foreign currencies                                 (14,426)
------------------------------------------------------------
                                                  (5,080,217)
------------------------------------------------------------
    Net gain (loss) from investment securities
      and foreign
      currencies                                 (11,085,428)
------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(11,566,935)
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period November 3, 1997 (date operations commenced) through October 31, 1998

OPERATIONS:

  Net investment income (loss)                                $   (481,507)
--------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
  foreign currencies                                            (6,005,211)
--------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
  securities and foreign currencies                             (5,080,217)
--------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
     operations                                                (11,566,935)
--------------------------------------------------------------------------
Share transactions-net:
    Class A                                                     82,027,769
--------------------------------------------------------------------------
    Class B                                                     55,436,905
--------------------------------------------------------------------------
    Class C                                                     10,548,612
--------------------------------------------------------------------------
  Net increase in net assets                                   136,446,351
--------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                   --
--------------------------------------------------------------------------
  End of period                                               $136,446,351
==========================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $147,994,681
--------------------------------------------------------------------------
  Undistributed net investment income (loss)                        19,453
--------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                           (6,487,566)
--------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                           (5,080,217)
--------------------------------------------------------------------------
                                                              $136,446,351
==========================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM European Development Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM European Development Fund, AIM Asian Growth Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund, AIM Global Income Fund and AIM International Equity Fund. The Fund commenced operations on November 3, 1997. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide long-term growth of capital.

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations-A security listed or traded on an exchange (except convertible bonds) is valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Securities traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Securities reported on the NASDAQ National Market System are valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors, such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1998, undistributed net investment income was increased by $500,960, undistributed net realized gains decreased by $482,355 and paid-in capital decreased by $18,605 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $5,858,927 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, in the year 2006.
F. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $500 million. Under the terms of a sub-advisory agreement between AIM and INVESCO Global Asset Management Limited ("IGAM"), AIM pays IGAM a fee at an annual rate of 0.20% of the first $500 million of the Fund's average daily net assets and 0.175% of the Fund's average daily net assets over $500 million. During the period November 3, 1997 (date operations commenced) through October 31, 1998, AIM waived fees of $114,120.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the period November 3, 1997 (date operations commenced) through October 31, 1998, AIM was reimbursed $69,060 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Fund. During the period November 3, 1997 (date operations commenced) through October 31, 1998, AFS was paid $113,409 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and Class C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and Class C Plan, pays AIM Distributors compensation at the annual rate of 0.35% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the period November 3, 1997 (date operations commenced) through October 31, 1998, the Class A, Class B, and Class C shares paid AIM Distributors $117,376, $184,287 and $32,622, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $207,603 from sales of the Class A shares of the Fund during the period November 3, 1997 (date operations commenced) through October 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the period November 3, 1997 (date operations commenced) through October 31, 1998, AIM Distributors received commissions of $7,299 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the period November 3, 1997 (date operations commenced) through October 31, 1998, the Fund incurred legal fees of $2,662 for services rendered by the law firm of Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the period November 3, 1997 (date operations commenced) through October 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $533 and $1,840, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $2,373 during the period November 3, 1997 (date operations commenced) through October 31, 1998.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) 10% of total assets. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the period November 3, 1997 (date operations commenced) through October 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period November 3, 1997 (date operations commenced) through October 31, 1998 was $178,761,660 and $46,376,480, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of October 31, 1998 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $  4,903,217
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (10,654,907)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $ (5,751,690)
---------------------------------------------------------

Cost of investments for tax purposes is $139,841,030.

NOTE 7-CAPITAL STOCK

Changes in the Fund's capital stock outstanding during the period November 3, 1997 (date operations commenced) through October 31, 1998 were as follows:

                                        OCTOBER 31, 1998
                                   --------------------------
                                     SHARES         AMOUNT
                                   ----------    ------------
Sold:
  Class A                          11,368,616    $156,555,432
-------------------------------------------------------------
  Class B                           4,734,982      66,433,513
-------------------------------------------------------------
  Class C                           1,685,991      23,251,599
-------------------------------------------------------------
Reacquired:
  Class A                          (5,452,530)    (74,527,663)
-------------------------------------------------------------
  Class B                            (841,453)    (10,996,608)
-------------------------------------------------------------
  Class C                            (937,724)    (12,702,987)
-------------------------------------------------------------
                                   10,557,882    $148,013,286
=============================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A, Class B and Class C capital stock outstanding during the period November 3, 1997 (date operations commenced) through October 31, 1998.

                                                              CLASS A     CLASS B     CLASS C
                                                              -------     -------     -------
Net asset value, beginning of period                          $ 10.00     $ 10.00     $ 10.00
------------------------------------------------------------  -------     -------     -------
Income from investment operations:
  Net investment income (loss)                                  (0.08)(a)   (0.18)(a)   (0.18)(a)
------------------------------------------------------------  -------     -------     -------
  Net gains on securities (both realized and unrealized)         3.04        3.05        3.06
------------------------------------------------------------  -------     -------     -------
        Total from investment operations                         2.96        2.87        2.88
------------------------------------------------------------  -------     -------     -------
Net asset value, end of period                                $ 12.96     $ 12.87     $ 12.88
============================================================  =======     =======     =======
Total return(b)                                                 29.60%      28.70%      28.80%
============================================================  =======     =======     =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $76,686     $50,121     $ 9,639
============================================================  =======     =======     =======
Ratio of expenses to average net assets(c)(d)                    1.98%       2.72%       2.72%
============================================================  =======     =======     =======
Ratio of net investment income (loss) to average net
  assets(d)(e)                                                  (0.58)%     (1.32)%     (1.32)%
============================================================  =======     =======     =======
Portfolio turnover rate                                            93%         93%         93%
============================================================  =======     =======     =======

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.15% (annualized) and 2.89% (annualized) and 2.89% (annualized) for Class A, Class B and Class C, respectively.
(d) Ratios are annualized and based on average net assets of $33,536,138, $18,428,720 and $3,262,215, for Class A, Class B and Class C shares, respectively.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.75)% (annualized), (1.49)% (annualized) and (1.49)% (annualized) for Class A, Class B and Class C, respectively.

                     INDEPENDENT AUDITORS' REPORT

                     The Board of Directors and Shareholders of
                     AIM International Funds, Inc.:

                     We have audited the accompanying statement of assets and liabilities of the AIM Global Aggressive Growth Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and the period September 15, 1994 (date operations commenced) through October 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                       We conducted our audits in accordance with generally
                     accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                       In our opinion, the financial statements and financial
                     highlights referred to above present fairly, in all material respects, the financial position of AIM Global Aggressive Growth Fund as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the four-year period then ended and the period September 15, 1994 (date operations commenced) through October 31, 1994, in conformity with generally accepted accounting principles.

                                            /s/ KPMG PEAT MARWICK LLP
                                                KPMG Peat Marwick LLP

                     Houston, Texas
                     December 4, 1998

SCHEDULE OF INVESTMENTS

October 31, 1998

                                                     MARKET
                                     SHARES          VALUE
DOMESTIC COMMON STOCKS-30.21%
AIRLINES-0.15%
ASA Holdings, Inc.                      78,900   $    2,830,538
---------------------------------------------------------------
BANKS (REGIONAL)-0.38%
Bank United Corp.-Class A              150,000        5,976,563
---------------------------------------------------------------
First Washington Bancorp, Inc.          55,000        1,210,000
---------------------------------------------------------------
                                                      7,186,563
---------------------------------------------------------------
BIOTECHNOLOGY-0.50%
Curative Health Services, Inc.(a)      150,000        4,087,500
---------------------------------------------------------------
IDEXX Laboratories, Inc.(a)            235,600        5,374,625
---------------------------------------------------------------
                                                      9,462,125
---------------------------------------------------------------
BROADCASTING (TELEVISION, RADIO & CABLE)-0.56%
Heftel Broadcasting Corp.(a)           260,000       10,692,500
---------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-0.78%
Brightpoint, Inc.(a)                   437,500        5,359,375
---------------------------------------------------------------
Comverse Technology, Inc.(a)           100,000        4,600,000
---------------------------------------------------------------
Dycom Industries, Inc.(a)              136,600        4,789,538
---------------------------------------------------------------
                                                     14,748,913
---------------------------------------------------------------
COMPUTERS (HARDWARE)-0.98%
Dell Computer Corp.(a)                 200,000       13,125,000
---------------------------------------------------------------
IDX Systems Corp.(a)                   127,200        5,390,100
---------------------------------------------------------------
                                                     18,515,100
---------------------------------------------------------------
COMPUTERS (NETWORKING)-0.22%
International Network Services(a)       99,400        4,224,500
---------------------------------------------------------------
COMPUTERS (PERIPHERALS)-0.58%
Jabil Circuit, Inc.(a)                  87,000        4,029,188
---------------------------------------------------------------
MICROS Systems, Inc.(a)                 70,000        1,544,375
---------------------------------------------------------------
Network Appliance, Inc.(a)             100,000        5,475,000
---------------------------------------------------------------
                                                     11,048,563
---------------------------------------------------------------
COMPUTERS (SOFTWARE &
  SERVICES)-3.40%
Business Objects S.A.-ADR(a)           100,000        1,681,250
---------------------------------------------------------------
Citrix Systems, Inc.(a)                150,000       10,631,250
---------------------------------------------------------------
Computer Management Sciences,
  Inc.(a)                              282,000        5,217,000
---------------------------------------------------------------
Concord Communications, Inc.(a)         50,000        1,856,250
---------------------------------------------------------------
Concord EFS, Inc.(a)                   299,605        8,538,742
---------------------------------------------------------------
Electronic Arts, Inc.(a)                77,200        3,174,850
---------------------------------------------------------------
Engineering Animation, Inc.(a)         182,700        8,004,544
---------------------------------------------------------------
HBO & Co.                               84,800        2,226,000
---------------------------------------------------------------
Secure Computing Corp.(a)              250,000        3,031,250
---------------------------------------------------------------
Sterling Commerce, Inc.(a)             104,200        3,673,050
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)
USWeb Corp.(a)                         100,000   $    1,437,500
---------------------------------------------------------------
Veritas Software Corp.(a)              168,750        8,458,594
---------------------------------------------------------------
Whittman-Hart, Inc.(a)                  43,200          858,600
---------------------------------------------------------------
Wind River Systems(a)                  129,350        5,667,146
---------------------------------------------------------------
                                                     64,456,026
---------------------------------------------------------------
CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.48%
Action Performance Companies,
  Inc.(a)                              100,000        2,987,500
---------------------------------------------------------------
Blyth Industries, Inc.(a)              222,800        6,154,850
---------------------------------------------------------------
                                                      9,142,350
---------------------------------------------------------------
CONSUMER FINANCE-0.18%
SLM Holding Corp.                       87,500        3,505,469
---------------------------------------------------------------
DISTRIBUTORS (FOOD &
  HEALTH)-0.25%
Patterson Dental Co.(a)                115,350        4,758,188
---------------------------------------------------------------
ELECTRICAL EQUIPMENT-1.14%
Oak Industries, Inc.(a)                101,300        2,741,430
---------------------------------------------------------------
Sanmina Corp.(a)                       222,000        9,102,000
---------------------------------------------------------------
Solectron Corp.(a)                      51,000        2,919,750
---------------------------------------------------------------
Uniphase Corp.(a)                      100,000        4,950,000
---------------------------------------------------------------
Watsco, Inc.                           112,500        1,905,469
---------------------------------------------------------------
                                                     21,618,649
---------------------------------------------------------------
ELECTRONICS
  (SEMICONDUCTORS)-2.54%
Altera Corp.(a)                         75,000        3,121,874
---------------------------------------------------------------
Dallas Semiconductor Corp.             115,000        4,255,000
---------------------------------------------------------------
Linear Technology Corp.                 82,500        4,919,063
---------------------------------------------------------------
Micrel, Inc.(a)                         74,900        2,462,338
---------------------------------------------------------------
Microchip Technology, Inc.(a)          200,000        5,412,500
---------------------------------------------------------------
PMC-Sierra, Inc.(a)                    100,000        4,487,500
---------------------------------------------------------------
Semtech Corp.(a)                       100,000        2,381,250
---------------------------------------------------------------
Sipex Corp.(a)                         328,200        9,107,550
---------------------------------------------------------------
Vitesse Semiconductor Corp.(a)         375,000       12,093,750
---------------------------------------------------------------
                                                     48,240,825
---------------------------------------------------------------
FOODS-0.10%
American Italian Pasta Co.-Class
  A(a)                                  78,300        1,800,900
---------------------------------------------------------------
HEALTH CARE (DRUGS-GENERIC & OTHER)-0.56%
Dura Pharmaceuticals, Inc.(a)          250,000        3,015,624
---------------------------------------------------------------
Medicis Pharmaceutical
  Corp.-Class A(a)                     150,000        7,518,750
---------------------------------------------------------------
                                                     10,534,374
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HEALTH CARE (HOSPITAL MANAGEMENT)-0.89%

Health Management Associates,
  Inc.-Class A(a)                      451,050   $    8,034,327
---------------------------------------------------------------
New American Healthcare Corp.(a)       150,000        1,593,750
---------------------------------------------------------------
Province Healthcare Co.(a)             101,800        2,659,525
---------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)                       89,800        4,607,863
---------------------------------------------------------------
                                                     16,895,465
---------------------------------------------------------------

HEALTH CARE (LONG TERM
  CARE)-0.24%

HEALTHSOUTH Corp.(a)                   150,000        1,818,750
---------------------------------------------------------------
Sunrise Assisted Living, Inc.(a)        63,200        2,721,550
---------------------------------------------------------------
                                                      4,540,300
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.21%

Express Scripts, Inc.-Class A(a)        40,000        3,907,500
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
SUPPLIES)-1.43%

Henry Schein, Inc.(a)                  200,000        7,737,500
---------------------------------------------------------------
ResMed, Inc.(a)                         40,000        2,040,000
---------------------------------------------------------------
Sybron International Corp.(a)          500,000       12,375,000
---------------------------------------------------------------
VISX, Inc.(a)                          100,000        5,012,500
---------------------------------------------------------------
                                                     27,165,000
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED
SERVICES)-1.44%

NCS HealthCare, Inc.-Class A(a)        110,000        1,938,750
---------------------------------------------------------------
Omnicare, Inc.                         173,300        5,989,681
---------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                              123,000        2,329,313
---------------------------------------------------------------
Quintiles Transnational Corp.(a)       140,000        6,335,000
---------------------------------------------------------------
Superior Consultant Holdings
  Corp.(a)                             160,900        5,953,300
---------------------------------------------------------------
Total Renal Care Holdings,
  Inc.(a)                               77,666        1,902,816
---------------------------------------------------------------
Veterinary Centers of America,
  Inc.(a)                              164,800        2,925,200
---------------------------------------------------------------
                                                     27,374,060
---------------------------------------------------------------

HOUSEWARES-0.49%

Helen of Troy Ltd.(a)                  625,000        9,296,875
---------------------------------------------------------------

INSURANCE
  (PROPERTY-CASUALTY)-0.05%

CMAC Investment Corp.                   24,400        1,021,750
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.32%

US Filter Corp.(a)                     120,150        2,545,678
---------------------------------------------------------------
Zebra Technologies Corp.(a)            109,500        3,586,125
---------------------------------------------------------------
                                                      6,131,803
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.52%

Daisytek International Corp.(a)        400,000        6,025,000
---------------------------------------------------------------
Herman Miller, Inc.                    175,000        3,860,938
---------------------------------------------------------------
                                                      9,885,938
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.31%

Cooper Cameron Corp.(a)                100,000        3,475,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
OIL & GAS (DRILLING & EQUIPMENT)-(CONTINUED)

Global Industries Ltd.(a)              250,000   $    2,406,250
---------------------------------------------------------------
                                                      5,881,250
---------------------------------------------------------------

PERSONAL CARE-0.30%

Rexall Sundown, Inc.(a)                321,000        5,757,938
---------------------------------------------------------------

PUBLISHING-0.12%

IDG Books Worldwide, Inc.(a)           150,000        2,325,000
---------------------------------------------------------------

RESTAURANTS-0.63%

CEC Entertainment Inc.(a)              146,600        4,141,450
---------------------------------------------------------------
Papa John's International,
  Inc.(a)                              150,000        5,695,313
---------------------------------------------------------------
Starbucks Corp.(a)                      50,000        2,168,750
---------------------------------------------------------------
                                                     12,005,513
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-1.38%

CDW Computer Centers, Inc.(a)          260,800       19,543,700
---------------------------------------------------------------
Tech Data Corp.(a)                     166,600        6,559,875
---------------------------------------------------------------
                                                     26,103,575
---------------------------------------------------------------

RETAIL (HOME SHOPPING)-0.11%

DM Management Company(a)               200,000        2,175,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-1.75%

Inacom Corp.(a)                        166,600        3,227,875
---------------------------------------------------------------
Michaels Stores, Inc.(a)               100,000        2,000,000
---------------------------------------------------------------
O'Reilly Automotive, Inc.(a)           200,000        7,825,000
---------------------------------------------------------------
Renters Choice, Inc.(a)                250,000        6,203,125
---------------------------------------------------------------
Staples, Inc.(a)                       280,000        9,135,000
---------------------------------------------------------------
Williams-Sonoma, Inc.(a)               150,000        4,087,500
---------------------------------------------------------------
Zale Corp.(a)                           34,000          805,375
---------------------------------------------------------------
                                                     33,283,875
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-1.26%

AnnTaylor Stores Corp.(a)              128,900        3,738,100
---------------------------------------------------------------
Gap, Inc.                               87,600        5,266,950
---------------------------------------------------------------
Men's Wearhouse, Inc.(a)               131,100        3,179,175
---------------------------------------------------------------
Pacific Sunwear of California(a)       300,000        6,487,500
---------------------------------------------------------------
TJX Companies, Inc.                    281,000        5,321,438
---------------------------------------------------------------
                                                     23,993,163
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.13%

Dime Bancorp, Inc.                     100,000        2,381,250
---------------------------------------------------------------

SERVICES
  (ADVERTISING/MARKETING)-0.44%

Acxiom Corp.(a)                        225,000        5,653,125
---------------------------------------------------------------
ADVO, Inc.(a)                           75,000        1,907,813
---------------------------------------------------------------
Professional Detailing, Inc.(a)         33,700          787,737
---------------------------------------------------------------
                                                      8,348,675
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
SERVICES (COMMERCIAL & CONSUMER)-0.63%

Cerner Corp.(a)                        200,000   $    4,475,000
---------------------------------------------------------------
Equity Corp. International (a)         104,700        2,597,869
---------------------------------------------------------------
MSC Industrial Direct Co.,
  Inc.-Class A (a)                      80,000        1,700,000
---------------------------------------------------------------
Strayer Education, Inc.                 94,400        3,209,600
---------------------------------------------------------------
                                                     11,982,469
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-1.21%

Analysts International Corp.           179,900        3,159,494
---------------------------------------------------------------
Computer Task Group, Inc.              325,000        9,953,125
---------------------------------------------------------------
Insight Enterprises, Inc.(a)           225,000        6,525,000
---------------------------------------------------------------
SunGard Data Systems Inc.(a)           100,000        3,375,000
---------------------------------------------------------------
                                                     23,012,619
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.56%

Affiliated Computer Services,
  Inc.(a)                              128,400        4,750,800
---------------------------------------------------------------
Billing Concepts Corp.(a)              359,200        5,073,700
---------------------------------------------------------------
CSG Systems International,
  Inc.(a)                              200,000       10,900,000
---------------------------------------------------------------
National Data Corp.                     75,000        2,540,625
---------------------------------------------------------------
NOVA Corp.(a)                          221,500        6,395,813
---------------------------------------------------------------
                                                     29,660,938
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.42%

On Assignment, Inc.(a)                  50,000        1,700,000
---------------------------------------------------------------
Robert Half International,
  Inc.(a)                              111,000        4,453,875
---------------------------------------------------------------
Romac International, Inc.(a)           100,000        1,750,000
---------------------------------------------------------------
                                                      7,903,875
---------------------------------------------------------------

TEXTILES (APPAREL)-0.96%

Jones Apparel Group, Inc.(a)           200,000        3,450,000
---------------------------------------------------------------
Nautica Enterprises, Inc.(a)           146,000        3,020,375
---------------------------------------------------------------
Quicksilver, Inc.(a)                   261,400        5,407,713
---------------------------------------------------------------
Russell Corp.                           88,500        2,173,781
---------------------------------------------------------------
Tommy Hilfiger Corp.(a)                 87,900        4,081,856
---------------------------------------------------------------
                                                     18,133,725
---------------------------------------------------------------

TEXTILES (HOME FURNISHINGS)-0.18%

Mohawk Industries, Inc.(a)             112,500        3,396,094
---------------------------------------------------------------

TRUCKERS-0.09%

Swift Transportation Co., Inc.(a)       75,000        1,657,030
---------------------------------------------------------------

TRUCKS & PARTS-0.34%

Wabash National Corp.                  366,600        6,507,150
---------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $429,384,176)                           573,493,413
---------------------------------------------------------------

FOREIGN STOCK & OTHER EQUITY INTERESTS-53.96%

ARGENTINA-1.83%

Banco de Galicia y Buenos Aires
  S.A. de C.V.-ADR
  (Banks-Regional)                     392,985        6,705,307
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
ARGENTINA-(CONTINUED)

Telefonica de Argentina S.A.-ADR
  (Telephone)                          288,500   $    9,538,531
---------------------------------------------------------------
YPF Sociedad Anonima-ADR
  (Oil-International Integrated)       642,300       18,586,556
---------------------------------------------------------------
                                                     34,830,394
---------------------------------------------------------------

AUSTRIA-0.12%

Topcall International A.G.
  (Computers-Software & Services)        7,100        2,280,684
---------------------------------------------------------------

BELGIUM-1.47%

Barco N.V.
  (Manufacturing-Diversified)           41,000       10,934,133
---------------------------------------------------------------
Colruyt N.V. (Retail-Food Chains)        8,800        7,361,241
---------------------------------------------------------------
UCB S.A.
  (Manufacturing-Diversified)            1,650        9,638,686
---------------------------------------------------------------
                                                     27,934,060
---------------------------------------------------------------

BRAZIL-2.53%

Cia. Riograndense de
  Telecomunicacoes-Pfd
  (Telephone)                                1               21
---------------------------------------------------------------
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar (Retail-Food Chain)           120,519        1,943,369
---------------------------------------------------------------
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar-Pfd. (Retail-Food Chain)      326,500        5,474,514
---------------------------------------------------------------
Companhia de Saneamento Basico do
  Estado de Sao Paulo (Water
  Utilities)                                 0               10
---------------------------------------------------------------
Companhia Energetica de Minas
  Gerais (Electric Companies)          175,644        3,416,287
---------------------------------------------------------------
Companhia Paranaense de
  Energia-Copel (Electric
  Companies)                         1,027,000        7,959,250
---------------------------------------------------------------
Petroleo Brasileiro
  S.A.-Petrobras-Pfd. (Oil &
  Gas-Exploration & Production)         46,200        5,809,859
---------------------------------------------------------------
Telecomunicacoes Brasileiras S.A.
  ADR (Telephone)                      128,500        9,757,969
---------------------------------------------------------------
Telecomunicacoes de Sao Paulo
  S.A.-TELESP-Pfd. (Telephone)          50,200        8,417,170
---------------------------------------------------------------
Telerj Celular S.A.
  (Telecommunications-Cellular/
   Wireless)(a)                         92,398        2,866,135
---------------------------------------------------------------
Telesp Celular S.A.
  (Telecommunications-Cellular/
   Wireless)(a)                         50,200        2,483,065
---------------------------------------------------------------
                                                     48,127,649
---------------------------------------------------------------

CANADA-4.20%

ATI Technologies, Inc.
  (Computers-Hardware)(a)            1,127,200        9,134,522
---------------------------------------------------------------
ATS Automation Tooling Systems,
  Inc. (Machinery-Diversified)
  (Acquired 09/22/97-10/03/97;
  Cost $6,636,485)(a)(b)               360,000        4,667,747
---------------------------------------------------------------
BCE Mobile Communications Inc.
  (Telephone)                           91,200        2,223,092
---------------------------------------------------------------
Biovail Corp. International
  (Health Care-Drugs-Generic &
  Other)(a)                             65,700        2,049,019
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
CANADA-(CONTINUED)

CanWest Global Communications
  Corp. (Broadcasting-Television,
  Radio & Cable)                       355,998   $    4,154,272
---------------------------------------------------------------
CGI Group, Inc.
  (Services-Computer Systems)(a)       683,000        9,387,099
---------------------------------------------------------------
CHUM Ltd.
  (Broadcasting-Television,
  Radio, & Cable)                       75,000        1,604,538
---------------------------------------------------------------
C-MAC Industries Inc.
  (Electronics-Component
  Distributors)(a)                     200,000        2,599,676
---------------------------------------------------------------
Dorel Industries Inc. (Household
  Furnishing & Appliances)(a)          151,400        2,026,846
---------------------------------------------------------------
Geac Computer Corp. Ltd.
  (Services-Computer Systems)(a)       445,000        9,924,149
---------------------------------------------------------------
Gulf Canada Resources, Ltd.
  (Oil-International
  Integrated)(a)                       250,000          937,500
---------------------------------------------------------------
Imax Corp. (Communications
  Equipment)(a)                        200,000        5,125,000
---------------------------------------------------------------
Intertape Polymer Group Inc.
  (Chemicals-Specialty)                100,000        1,961,102
---------------------------------------------------------------
JDS Fitel Inc.
  (Manufacturing-Specialized)(a)       600,000        8,927,066
---------------------------------------------------------------
Mitel Corp. (Communications
  Equipment)(a)                        245,900        1,984,736
---------------------------------------------------------------
Saputo Group Inc.(Foods)                97,200        2,079,481
---------------------------------------------------------------
Sears Canada, Inc.
  (Retail-Department Stores)           300,000        4,337,115
---------------------------------------------------------------
Suncor Energy, Inc.
  (Oil-International Integrated)       210,000        6,670,989
---------------------------------------------------------------
                                                     79,793,949
---------------------------------------------------------------

CHILE-0.49%

Cia. de Telecomunicaciones de
  Chile S.A.-ADR (Telephone)           176,800        3,878,550
---------------------------------------------------------------
Distribucion y Servicio D&S S.A.
  (Retail-Food Chains)                 338,100        4,395,300
---------------------------------------------------------------
Madeco S.A. (Metal Fabricators)        129,000          999,750
---------------------------------------------------------------
                                                      9,273,600
---------------------------------------------------------------

CROATIA-0.58%

Pliva DD (Health Care-Drugs-Major
  Pharmaceutical) (Acquired
  05/13/98-05/20/98; Cost
  $12,630,308)(b)                      751,700       11,049,990
---------------------------------------------------------------

FINLAND-0.82%

Helsingin Puhelin Oyj
  (Telecommunications-Cellular/
   Wireless)                            38,500        2,113,005
---------------------------------------------------------------
Tieto Corp. (Computers-Software &
  Services)                            444,000       13,498,659
---------------------------------------------------------------
                                                     15,611,664
---------------------------------------------------------------

FRANCE-2.70%

Altran Technologies, S.A.
  (Services-Commercial &
  Consumer)                             53,800       10,530,025
---------------------------------------------------------------
Christian Dalloz
  (Manufacturing-Diversified)           11,400          977,078
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
FRANCE-(CONTINUED)

Dassault Systemes S.A.-ADR
  (Computer-Software & Services)       100,000   $    3,837,500
---------------------------------------------------------------
Etablissements Economiques du
  Casino Guichard-Perrachon
  (Retail-Food Chains)(a)               88,000        8,762,447
---------------------------------------------------------------
Galeries Lafayette
  (Retail-Department Stores)             7,000        7,764,193
---------------------------------------------------------------
Labinal S.A. (Aerospace/Defense)        17,300        4,420,242
---------------------------------------------------------------
Montupet (Auto Parts & Equipment)       86,000        3,821,740
---------------------------------------------------------------
Publicis S.A.
  (Services-Advertising/
  Marketing)(a)                         11,200        1,774,673
---------------------------------------------------------------
Societe Television Francaise 1
  (Broadcasting-Television, Radio
  & Cable)                              56,500        9,339,179
---------------------------------------------------------------
                                                     51,227,077
---------------------------------------------------------------

GERMANY-3.98%

BHF-Bank A.G. (Banks-Major
  Regional)                            310,000       11,940,366
---------------------------------------------------------------
Boewe Systec A.G. (Office
  Equipment & Supplies)                 75,000        2,968,099
---------------------------------------------------------------
Continental A.G. (Auto Parts &
  Equipment)                           140,550        3,736,451
---------------------------------------------------------------
Fielmann A.G.-Pfd.
  (Retail-General Merchandise)          67,250        3,027,083
---------------------------------------------------------------
Hugo Boss A.G.-Pfd.
  (Textiles-Apparel)                     1,000        1,558,818
---------------------------------------------------------------
Krones A.G.
  (Machinery-Diversified)               31,500          742,251
---------------------------------------------------------------
Krones A.G.-Pfd.
  (Machinery-Diversified)               73,500        1,842,940
---------------------------------------------------------------
Marschollek, Lautenschlaeger &
  Partner A.G.
  (Insurance-Life/Health)               10,000        5,105,432
---------------------------------------------------------------
MobilCom A.G.
  (Telecommunications-Cellular/
   Wireless)                            34,400       10,020,083
---------------------------------------------------------------
Porsche A.G. (Automobiles)               3,870        6,851,006
---------------------------------------------------------------
Schwarz Pharma A.G. (Health
  Care-Drugs-Generic & Other)           85,000        5,957,344
---------------------------------------------------------------
SER Systeme A.G.
  (Computers-Software & Services)       14,500        4,432,965
---------------------------------------------------------------
Sixt A.G. (Financial-Diversified)       27,500        5,682,436
---------------------------------------------------------------
Teldafax (Telecommunications-Long
  Distance)(a)                         251,000        8,795,843
---------------------------------------------------------------
Vossloh A.G.
  (Manufacturing-Specialized)          100,400        2,875,331
---------------------------------------------------------------
                                                     75,536,448
---------------------------------------------------------------

GREECE-0.40%

STET Hellas Telecommunications
  S.A.(a)
  (Telecommunications-Cellular/
   Wireless)                           145,500        3,819,375
---------------------------------------------------------------
Titan Cement Co. S.A.
  (Construction-Cement &
  Aggregates)                           60,000        3,711,340
---------------------------------------------------------------
                                                      7,530,715
---------------------------------------------------------------

HONG KONG-1.33%

Cosco Pacific Ltd.
  (Financial-Diversified)            9,100,000        4,465,104
---------------------------------------------------------------
Hutchison Whampoa Ltd.
  (Retail-Food Chains)               2,255,000       16,160,178
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HONG KONG-(CONTINUED)

Ng Fung Hong Ltd. (Foods)            5,220,000   $    4,617,083
---------------------------------------------------------------
                                                     25,242,365
---------------------------------------------------------------

HUNGARY-0.88%

Magyar Tavkozlesi ADR
  (Telecommunications-Long
  Distance)                            618,000       16,608,750
---------------------------------------------------------------

INDONESIA-0.47%

Gulf Indonesia Resources Ltd.
  (Oil-International
  Integrated)(a)                       907,300        8,959,588
---------------------------------------------------------------

IRELAND-0.37%

Elan Corp. PLC-ADR (Health
  Care-Drugs-Generic & Other)(a)       100,000        7,006,250
---------------------------------------------------------------

ISRAEL-0.37%

Blue Square-Israel Ltd.-ADR
  (Retail-Food Chains)                 550,000        7,081,250
---------------------------------------------------------------

ITALY-1.34%

AEM S.p.A. (Electric
  Companies)(a)                      2,800,000        3,798,291
---------------------------------------------------------------
Autogrill S.p.A. (Restaurants)       1,205,000        9,032,350
---------------------------------------------------------------
Ciga S.p.A. (Lodging-Hotels)(a)      4,100,000        3,101,282
---------------------------------------------------------------
Ericsson S.p.A. (Communications
  Equipment)                           100,000        4,083,394
---------------------------------------------------------------
Gruppo Editoriale L'Espresso
  (Publishing)                         600,000        5,331,868
---------------------------------------------------------------
                                                     25,347,185
---------------------------------------------------------------

JAPAN-2.45%

Aderans Co. Ltd. (Personal Care)       394,000       11,173,943
---------------------------------------------------------------
Bellsystem 24, Inc.
  (Services-Commercial &
  Consumer)                             68,000       13,090,409
---------------------------------------------------------------
Capcom Co., Ltd.
  (Computers-Software & Services)      201,000        1,917,411
---------------------------------------------------------------
Circle K Japan Co. Ltd.
  (Retail-Food Chains)                 244,200        9,632,846
---------------------------------------------------------------
Hokuto Corp. (Agricultural
  Products)                            240,825        4,346,274
---------------------------------------------------------------
Shohkoh Fund & Co.
  (Financial-Diversified)               20,600        6,275,954
---------------------------------------------------------------
                                                     46,436,837
---------------------------------------------------------------

MEXICO-3.30%

Coca-Cola Femsa S.A.-ADR
  (Beverages-Non-Alcoholic)            566,300        9,343,950
---------------------------------------------------------------
Corporacion Interamericana de
  Entretenimiento S.A.
  (Entertainment)(a)                 1,652,860        3,329,279
---------------------------------------------------------------
Fomento Economico Mexicano, S.A.
  de C.V.-Class B
  (Beverages-Alcoholic)                538,480       14,034,135
---------------------------------------------------------------
Grupo Financiero Banamex Accival,
  S.A. de C.V.
  (Financial-Diversified)(a)         5,850,000        6,137,781
---------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series
  C (Beverages-Alcoholic)            4,061,000        8,561,744
---------------------------------------------------------------
Grupo Televisa S.A.-GDR
  (Entertainment)(a)                   267,400        7,253,225
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
MEXICO-(CONTINUED)

Organizacion Soriana S.A. de C.V.
  (Retail-Department Stores)         2,544,000   $    7,566,782
---------------------------------------------------------------
Tubos de Acero de Mexico S.A.
  (Oil & Gas-Drilling &
  Equipment)                           541,800        4,605,300
---------------------------------------------------------------
Vitro S.A. (Containers-Metal &
  Glass)                               391,400        1,761,300
---------------------------------------------------------------
                                                     62,593,496
---------------------------------------------------------------

NETHERLANDS-4.33%

Aalberts Industries N.V.
  (Manufacturing-Diversified)          115,000        2,752,168
---------------------------------------------------------------
Beter Bed Holding N.V. (Household
  Furnishings & Appliances)            115,000        3,078,488
---------------------------------------------------------------
Cap Gemini N.V.
  (Services-Computer Systems)          148,000        9,151,943
---------------------------------------------------------------
Getronics N.V.
  (Computers-Software & Services)      300,000       12,447,800
---------------------------------------------------------------
IHC Caland N.V.
  (Manufacturing-Specialized)          114,000        5,157,404
---------------------------------------------------------------
Internatio-Muller N.V.
  (Manufacturing-Diversified)          288,000        6,938,644
---------------------------------------------------------------
Koninklijke Ahrend Groep N.V.
  (Household Furnishings &
  Appliances)                          210,000        4,261,163
---------------------------------------------------------------
Nutreco Holding N.V.
  (Agricultural Products)              235,000        7,989,346
---------------------------------------------------------------
Ordina Beheer
  N.V.-(Services-Commercial &
  Consumer)(a)                         560,000       14,571,153
---------------------------------------------------------------
Randstad Holdings N.V.
  (Services-Commercial &
  Consumer)                            152,000        8,137,916
---------------------------------------------------------------
Unique International N.V.
  (Services-Commercial &
  Consumer)                            150,325        4,209,229
---------------------------------------------------------------
Vedior N.V.
  (Services-Employment)(a)             140,000        3,567,834
---------------------------------------------------------------
                                                     82,263,088
---------------------------------------------------------------

NORWAY-1.49%

Ekornes A.S.A. (Household
  Furnishings & Appliances)(a)         400,000        3,669,974
---------------------------------------------------------------
Merkantildata A.S.A
  (Services-Commercial &
  Consumer)                          1,080,000       10,863,124
---------------------------------------------------------------
Tomra Systems A.S.A.
  (Manufacturing-Specialized)          486,000       13,674,324
---------------------------------------------------------------
                                                     28,207,422
---------------------------------------------------------------

PHILIPPINES-0.76%

International Container Terminal
  Services, Inc. (Air Freight)(a)    6,112,500          410,541
---------------------------------------------------------------
Philippine Long Distance
  Telephone Co. (Telephone)            194,920        4,679,050
---------------------------------------------------------------
Philippine Long Distance
  Telephone Co.-ADR (Telephone)        159,400        3,885,375
---------------------------------------------------------------
SM Prime Holdings Inc. (Land
  Development)                      32,000,000        5,412,935
---------------------------------------------------------------
                                                     14,387,901
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
PORTUGAL-2.72%

Banco Comercial Portugues, S.A.
  (Banks-Major Regional)               450,000   $   14,092,970
---------------------------------------------------------------
Electricidade de Portugal,
  S.A.-ADR (Electric Companies)        158,500        7,925,000
---------------------------------------------------------------
Jeronimo Martins & Filho, S.A.
  (Retail-General Merchandise)         134,000        5,806,877
---------------------------------------------------------------
Portugal Telecom S.A. (Telephone)      132,500        6,280,175
---------------------------------------------------------------
Telecel-Comunicacaoes Pessoais,
  S.A.
  (Telecommunications-Cellular/
   Wireless)                            95,400       17,581,371
---------------------------------------------------------------
                                                     51,686,393
---------------------------------------------------------------

SOUTH AFRICA-0.88%

Dimension Data Holdings Ltd.
  (Computers-Software &
  Services)(a)                       1,509,000        6,937,621
---------------------------------------------------------------
Persetel Holdings Ltd.
  (Computers-Software & Services)      760,000        7,545,617
---------------------------------------------------------------
Protea Furnishers Ltd. (Household
  Furnishings & Appliances)          4,700,000        2,144,007
---------------------------------------------------------------
                                                     16,627,245
---------------------------------------------------------------

SPAIN-1.90%

Corp. Financiera Reunida, S.A.
  (Investment Management)(a)         1,287,000       15,446,559
---------------------------------------------------------------
Mapfre Vida
  (Insurance-Life/Health)              108,000        4,287,480
---------------------------------------------------------------
Tele Pizza, S.A. (Restaurants)(a)    2,000,000       16,334,067
---------------------------------------------------------------
                                                     36,068,106
---------------------------------------------------------------

SWEDEN-1.93%

ADB-Gruppen Mandator A.B.
  (Services-Computer Systems)           67,664        2,168,996
---------------------------------------------------------------
Assa Abloy A.B.-Class B (Metal
  Fabricators)                         230,000        9,171,689
---------------------------------------------------------------
Europolitan Holdings A.B.
  (Telecommunications-Cellular &
  Wireless)                            147,400       12,757,405
---------------------------------------------------------------
Scandic Hotels A.B.
  (Lodging-Hotels)                     104,500        3,416,784
---------------------------------------------------------------
WM-Data A.B. (Computers-Software
  & Services)                          252,000        9,176,561
---------------------------------------------------------------
                                                     36,691,435
---------------------------------------------------------------

SWITZERLAND-1.08%

Georg Fischer A.G. (Auto Parts &
  Equipment)                             9,000        3,102,761
---------------------------------------------------------------
Julius Baer Holding A.G.
  (Banks-Major Regional)(a)              4,500       13,786,358
---------------------------------------------------------------
Mikron Holding A.G.
  (Machinery-Diversified)               17,000        3,539,052
---------------------------------------------------------------
                                                     20,428,171
---------------------------------------------------------------

TAIWAN-0.65%

Compal Electronics Inc.
  (Computers-Hardware)(a)            1,620,000        5,053,900
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
TAIWAN-(CONTINUED)

Taiwan Semiconductor
  Manufacturing Co.-ADR
  (Electronics-Semiconductors)         482,850   $    7,212,572
---------------------------------------------------------------
                                                     12,266,472
---------------------------------------------------------------

UNITED KINGDOM-8.59%

Admiral PLC (Services-Computer
  Systems)                             106,000        1,720,261
---------------------------------------------------------------
Airtours PLC (Services-Commercial
  & Consumer)                        2,445,000       13,703,781
---------------------------------------------------------------
Avis Europe PLC
  (Services-Commercial &
  Consumer) (Acquired
  03/26/97;Cost $2,977,263)(b)       1,484,550        6,482,642
---------------------------------------------------------------
Cable & Wireless Communications
  PLC (Broadcasting-Television,
  Radio, & Cable)(a)                 2,000,000       15,057,721
---------------------------------------------------------------
Cattles PLC (Consumer Finance)         510,000        5,136,691
---------------------------------------------------------------
Compass Group PLC
  (Services-Commercial &
  Consumer)                            670,000        6,781,830
---------------------------------------------------------------
Druid Group PLC
  (Computers-Software & Services)      167,000        2,731,178
---------------------------------------------------------------
FirstBus PLC (Shipping)              1,350,000        9,531,537
---------------------------------------------------------------
Jarvis PLC (Engineering &
  Construction)                        900,000        9,486,364
---------------------------------------------------------------
Kwik-Fit Holdings PLC
  (Services-Commercial &
  Consumer)                          1,400,500       11,622,017
---------------------------------------------------------------
Logica PLC (Computer
  Software/Services)                   155,000        5,231,931
---------------------------------------------------------------
Mayflower Corp. PLC (The) (Auto
  Parts & Equipment)                 2,240,000        4,928,225
---------------------------------------------------------------
Millennium & Copthorne Hotels PLC
  (Lodging-Hotels)                     350,000        2,160,783
---------------------------------------------------------------
Misys PLC (Services-Commercial &
  Consumer)                          1,181,500        8,282,558
---------------------------------------------------------------
Parity PLC (Services-Commercial &
  Consumer)                            350,000        2,646,813
---------------------------------------------------------------
PizzaExpress PLC (Restaurants)         387,000        4,933,813
---------------------------------------------------------------
Provident Financial PLC (Consumer
  Finance)                             964,912       14,480,944
---------------------------------------------------------------
Select Appointments Holdings PLC
  (Services-Commercial &
  Consumer)                            622,000        5,484,256
---------------------------------------------------------------
Somerfield PLC (Retail-Food
  Chains)                            1,215,000        7,805,923
---------------------------------------------------------------
Stagecoach Holdings PLC
  (Shipping)                         3,950,000       15,332,107
---------------------------------------------------------------
Stakis PLC (Lodging-Hotels)          4,300,000        7,014,389
---------------------------------------------------------------
TBI PLC (Land Development)           1,590,000        2,527,187
---------------------------------------------------------------
                                                    163,082,951
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $858,507,714)                               1,024,181,135
---------------------------------------------------------------

DOMESTIC PREFERRED STOCKS-0.37%

LODGING (HOTELS)-0.37%

Royal Caribbean Cruises
  Ltd.-$3.63 Conv. Pfd (Cost
  $5,011,060)                           76,000        6,954,000
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
FOREIGN CONVERTIBLE BONDS-0.20%
UNITED KINGDOM-0.20%
Shanghai Industrial Investment
  Trust Co.
  (Manufacturing-Diversified),
  Gtd. Bonds, 1.00%, 02/24/03
  (Acquired 03/05/98-03/09/98;
  Cost $5,218,750)(b)             $  5,000,000   $    3,887,500
---------------------------------------------------------------
    Total Investments Excluding
      Repurchase Agreements
      (Cost $1,298,121,700)                       1,608,516,048
---------------------------------------------------------------
REPURCHASE AGREEMENTS(C)-14.45%
SBC Warburg Dillon Read Inc.,
  5.40%, 11/02/98(d)                99,191,112   $   99,191,112
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)
Deutsche Morgan Greenfell Inc.,
  5.55%(e)                        $175,000,000   $  175,000,000
---------------------------------------------------------------
    Total Repurchase Agreements
      (Cost $274,191,112)                           274,191,112
---------------------------------------------------------------
TOTAL INVESTMENTS-99.19%                          1,882,707,160
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.81%                                  15,358,630
---------------------------------------------------------------
NET ASSETS-100.00%                               $1,898,065,790
===============================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
GDR   - Global Depositary Receipt
Gtd.  - Guaranteed
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 10/31/98 was $26,087,879 which represented 1.37% of the Fund's net assets.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 10/30/98 with a maturing value of $1,300,585,000. Collateralized by $2,856,569,000 U.S. Government
    obligations, 0% to 5.50% due 11/15/98 to 02/15/25 with an aggregate market value at 10/31/98 of $1,326,231,109.
(e) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are determined daily. Collateralized by $189,108,000 U.S. Government obligations, 6.00% to 6.21% due 05/15/08 to 08/06/38 with an aggregate market value at 10/31/98 of $204,000,108.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1998

ASSETS:

Investments, excluding repurchase
  agreements, at market value (cost
  $1,298,121,700)                            $ 1,608,516,048
------------------------------------------------------------
Repurchase agreements (cost $274,191,112)        274,191,112
------------------------------------------------------------
Foreign currencies, at value (cost
  $8,543,069)                                      8,546,540
------------------------------------------------------------
Receivables for:
  Investments sold                                14,259,575
------------------------------------------------------------
  Capital stock sold                              11,000,364
------------------------------------------------------------
  Dividends and interest                           1,398,916
------------------------------------------------------------
Investment for deferred compensation plan             27,396
------------------------------------------------------------
Other assets                                          45,665
------------------------------------------------------------
    Total assets                               1,917,985,616
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                            6,504,843
------------------------------------------------------------
  Capital stock reacquired                         9,768,639
------------------------------------------------------------
  Deferred compensation                               27,396
------------------------------------------------------------
Accrued advisory fees                              1,306,117
------------------------------------------------------------
Accrued administrative services fees                  14,037
------------------------------------------------------------
Accrued directors' fees                                1,667
------------------------------------------------------------
Accrued distribution fees                          1,504,563
------------------------------------------------------------
Accrued transfer agent fees                          525,606
------------------------------------------------------------
Accrued operating expenses                           266,958
------------------------------------------------------------
    Total liabilities                             19,919,826
------------------------------------------------------------
Net assets applicable to shares outstanding  $ 1,898,065,790
------------------------------------------------------------

NET ASSETS:

Class A                                      $   937,587,188
============================================================
Class B                                      $   947,293,055
============================================================
Class C                                      $    13,185,547
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                     59,074,819
============================================================
Class B:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                     61,037,960
============================================================
Class C:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                        849,420
============================================================
Class A:
  Net asset value and redemption price per
    share                                    $         15.87
------------------------------------------------------------
  Offering price per share:
    (Net asset value $15.87 / 95.25%)        $         16.66
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         15.52
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         15.52
============================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME:

Dividends (net of $2,183,512 foreign
  withholding tax)                              $  18,760,780
-------------------------------------------------------------
Interest                                            9,083,744
-------------------------------------------------------------
    Total investment income                        27,844,524
-------------------------------------------------------------
EXPENSES:
Advisory fees                                      20,126,609
-------------------------------------------------------------
Administrative services fees                          116,964
-------------------------------------------------------------
Custodian fees                                      1,622,763
-------------------------------------------------------------
Directors' fees                                        22,638
-------------------------------------------------------------
Distribution fees-Class A                           5,666,115
-------------------------------------------------------------
Distribution fees-Class B                          11,650,938
-------------------------------------------------------------
Distribution fees-Class C                             106,960
-------------------------------------------------------------
Transfer agent fees-Class A                         2,937,083
-------------------------------------------------------------
Transfer agent fees-Class B                         3,797,721
-------------------------------------------------------------
Transfer agent fees-Class C                            50,038
-------------------------------------------------------------
Other                                               1,047,591
-------------------------------------------------------------
    Total expenses                                 47,145,420
-------------------------------------------------------------
Less: Expenses paid indirectly                        (50,158)
-------------------------------------------------------------
    Net expenses                                   47,095,262
-------------------------------------------------------------
Net investment income (loss)                      (19,250,738)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain from:
  Investment securities                             7,476,990
-------------------------------------------------------------
  Foreign currencies                                  810,572
-------------------------------------------------------------
                                                    8,287,562
-------------------------------------------------------------
Net unrealized appreciation (depreciation) of:
  Investment securities                          (163,421,477)
-------------------------------------------------------------
  Foreign currencies                                 (343,551)
-------------------------------------------------------------
                                                 (163,765,028)
-------------------------------------------------------------
    Net gain (loss) from investment securities
      and foreign
      currencies                                 (155,477,466)
-------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(174,728,204)
=============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1998 and 1997

                                                                   1998              1997
                                                              --------------    --------------
OPERATIONS:

  Net investment income (loss)                                $  (19,250,738)   $  (26,427,661)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                             8,287,562       (61,191,114)
----------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
securities and foreign currencies                               (163,765,028)      272,401,591
----------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets resulting
  from operations                                               (174,728,204)      184,782,816
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (230,924,075)      221,978,537
----------------------------------------------------------------------------------------------
  Class B                                                       (195,608,768)      350,877,196
----------------------------------------------------------------------------------------------
  Class C                                                         10,146,858         5,007,454
----------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets                  (591,114,189)      762,646,003
==============================================================================================

NET ASSETS:

Beginning of period                                            2,489,179,979     1,726,533,976
----------------------------------------------------------------------------------------------
End of period                                                 $1,898,065,790    $2,489,179,979
----------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Capital (par value and additional paid-in)                  $1,684,292,210    $2,116,538,293
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                     (10,598,077)          (36,158)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                            (85,955,828)     (101,414,669)
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           310,327,485       474,092,513
----------------------------------------------------------------------------------------------
                                                              $1,898,065,790    $2,489,179,979
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 1998
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Aggressive Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM Global Aggressive Growth Fund, AIM Asian Growth Fund, AIM European Development Fund, AIM Global Growth Fund, AIM Global Income Fund and AIM International Equity Fund. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide above-average long-term growth of capital appreciation.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at the last sales price on the exchange where the security is principally traded or, lacking any sales, at the mean between the closing bid and asked prices on the day of valuation. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Securities traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) are valued at the mean between the closing bid and asked prices based upon quotes furnished by market makers for such securities. Securities reported on the NASDAQ National Market System are valued at the last sales price on the valuation date or, absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the

   Company's officers in a manner specifically authorized by the Board of Directors. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1998, undistributed net investment income was increased by $8,688,819, undistributed net realized gains increased by $7,171,279 and paid-in capital decreased by $15,860,098 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $85,299,787 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, through the year 2006.
F. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the first $1 billion of the Fund's average daily net assets, plus 0.85% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1998, AIM was reimbursed $116,964 for such services.
  The Fund, pursuant to a transfer agency and services agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Fund. During the year ended October 31, 1998, AFS was paid $3,823,186 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan")(collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.50% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1998, the Class A, Class B and Class C shares paid AIM Distributors $5,666,115, $11,650,938 and $106,960, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $622,054 from the sales of the Class A shares of the Fund during the year ended October 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1998, AIM Distributors received commissions of

$200,802 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1998, the Fund paid legal fees of $8,243 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $24,226 and $25,932, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $50,158 during the year ended October 31, 1998.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.
NOTE 5-BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (1) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended October 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1998 was $1,059,551,550 and $1,621,665,722, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1998, on a tax basis, is as follows.

Aggregate unrealized appreciation of
  investment securities                        $ 437,375,649
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (138,167,690)
------------------------------------------------------------
Net unrealized appreciation of investment
  securities                                   $ 299,207,959
============================================================
Cost of investments for tax purposes is $1,583,499,201.

NOTE 7-CAPITAL STOCK

Changes in the Fund's capital stock outstanding during the years ended October 31, 1998 and 1997 were as follows:

                                    1998                           1997
                       ------------------------------   ---------------------------
                          SHARES          AMOUNT          SHARES         AMOUNT
                       ------------   ---------------   -----------   -------------
Sold:
  Class A                98,887,924   $ 1,735,509,689    41,562,019   $ 712,389,030
-----------------------------------------------------------------------------------
  Class B                 8,273,209       143,682,325    31,043,322     516,329,374
-----------------------------------------------------------------------------------
  Class C*                  839,541        14,593,832       281,009       5,113,170
-----------------------------------------------------------------------------------
Reacquired:
  Class A              (111,697,312)   (1,966,433,764)  (28,025,133)   (490,410,493)
-----------------------------------------------------------------------------------
  Class B               (20,304,373)     (339,291,093)   (9,784,297)   (165,452,178)
-----------------------------------------------------------------------------------
  Class C*                 (265,144)       (4,446,974)       (5,986)       (105,716)
-----------------------------------------------------------------------------------
                        (24,266,155)  $  (416,385,985)   35,070,934   $ 577,863,187
===================================================================================

* Class C commenced sales on August 4, 1997.

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and Class B capital stock outstanding during each of the years in the four-year period ended October 31, 1998 and the period September 15, 1994 (date sales commenced) through October 31, 1994, and for a share of Class C capital stock outstanding during the year ended October 31, 1998 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                                        CLASS A
                                                              ------------------------------------------------------------
                                                                 1998          1997         1996        1995        1994
                                                              ----------    ----------    --------    --------    --------
Net asset value, beginning of period                          $    17.28    $    15.76    $  13.09    $  10.22    $  10.00
------------------------------------------------------------  ----------    ----------    --------    --------    --------
Income from investment operations:
  Net investment income (loss)                                     (0.10)(a)     (0.15)(a)   (0.09)(a)   (0.09)(a)     --
------------------------------------------------------------  ----------    ----------    --------    --------    --------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (1.31)         1.67        2.81        2.96        0.22
------------------------------------------------------------  ----------    ----------    --------    --------    --------
         Total from investment operations                          (1.41)         1.52        2.72        2.87        0.22
------------------------------------------------------------  ----------    ----------    --------    --------    --------
Less distributions:
  Distributions from net realized gains                               --            --       (0.05)         --          --
------------------------------------------------------------  ----------    ----------    --------    --------    --------
Net asset value, end of period                                $    15.87    $    17.28    $  15.76    $  13.09    $  10.22
============================================================  ==========    ==========    ========    ========    ========
Total return(b)                                                    (8.16)%        9.65%      20.83%      28.08%       2.20%
============================================================  ==========    ==========    ========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $  937,587    $1,242,505    $919,319    $186,029    $ 18,410
============================================================  ==========    ==========    ========    ========    ========
Ratio of expenses to average net assets                             1.75%(c)      1.75%       1.83%       2.11%       2.02%(d)(e)
============================================================  ==========    ==========    ========    ========    ========
Ratio of net investment income (loss) to average net assets        (0.55)%(c)    (0.88)%     (0.62)%     (0.68)%      0.27%(e)(f)
============================================================  ==========    ==========    ========    ========    ========
Portfolio turnover rate                                               50%           57%         44%         64%          2%
============================================================  ==========    ==========    ========    ========    ========

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average net assets of $1,133,222,992.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 4.03% (annualized).
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements was (1.74)% (annualized).

                                                                     CLASS B                                     CLASS C
                                             --------------------------------------------------------      --------------------
                                                1998          1997        1996       1995      1994          1998        1997
                                             ----------    ----------   --------   --------   -------      --------    --------
Net asset value, beginning of period         $    17.00    $    15.58   $  13.02   $  10.21   $ 10.00      $  17.00    $  18.39
-------------------------------------------  ----------    ----------   --------   --------   -------      --------    --------
Income from investment operations:
  Net investment income (loss)                    (0.19)(a)     (0.24)(a)  (0.17)(a)  (0.14)(a)   --          (0.19)(a)   (0.04)(a)
-------------------------------------------  ----------    ----------   --------   --------   -------      --------    --------
  Net gains (losses) on securities (both
    realized and unrealized)                      (1.29)         1.66       2.78       2.95      0.21         (1.29)      (1.35)
-------------------------------------------  ----------    ----------   --------   --------   -------      --------    --------
         Total from investment operations         (1.48)         1.42       2.61       2.81      0.21         (1.48)      (1.39)
-------------------------------------------  ----------    ----------   --------   --------   -------      --------    --------
Less distributions:
  Distributions from net realized gains              --            --      (0.05)        --        --            --          --
-------------------------------------------  ----------    ----------   --------   --------   -------      --------    --------
Net asset value, end of period               $    15.52    $    17.00   $  15.58   $  13.02   $ 10.21      $  15.52    $  17.00
===========================================  ==========    ==========   ========   ========   =======      ========    =========
Total return(b)                                   (8.71)%        9.11%     20.09%     27.52%     2.10%        (8.71)%     (7.56)%
===========================================  ==========    ==========   ========   ========   =======      ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $  947,293    $1,241,999   $807,215   $118,199   $ 6,201      $ 13,186    $  4,676
===========================================  ==========    ==========   ========   ========   =======      ========    ========
Ratio of expenses to average net assets            2.32%(c)      2.30%      2.37%      2.62%     2.54%(d)(e)   2.34%(c)    2.36%(e)
===========================================  ==========    ==========   ========   ========   =======      ========    ========
Ratio of net investment income (loss) to
  average net assets                              (1.11)%(c)    (1.44)%    (1.16)%    (1.19)%   (0.25)%(e)(f) (1.13)%(c)  (1.50)%(e)
===========================================  ==========    ==========   ========   ========   =======      ========    ========
Portfolio turnover rate                              50%           57%        44%        64%        2%           50%         57%
===========================================  ==========    ==========   ========   ========   =======      ========    ========

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average net assets of $1,165,093,820 and $10,696,025 for Class B and Class C, respectively.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 4.43% (annualized).
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements was (2.14)% (annualized).

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Directors and Shareholders of
                       AIM International Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of AIM Global Growth Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for the two-year period then ended and the financial highlights for the four-year period then ended and the period September 15, 1994 (date operations commenced) through October 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Global Growth Fund as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for the two-year period then ended and the financial highlights for the four-year period then ended and the period September 15, 1994 (date operations commenced) through October 31, 1994, in conformity with generally accepted accounting principles.

                                            /s/ KPMG PEAT MARWICK LLP
                                                KPMG Peat Marwick LLP

                       Houston, Texas
                       December 4, 1998

SCHEDULE OF INVESTMENTS

October 31, 1998

                                                     MARKET
                                      SHARES         VALUE
DOMESTIC COMMON STOCKS-35.08%

BIOTECHNOLOGY-0.49%

Amgen, Inc.(a)                           32,000   $  2,514,000
--------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-0.59%

Comcast Corp.-Class A                    61,000      3,011,875
--------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-0.38%

Monsanto Co.                             47,500      1,929,687
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.50%

Lucent Technologies, Inc.                32,000      2,566,000
--------------------------------------------------------------

COMPUTERS (HARDWARE)-2.77%

Compaq Computer Corp.                   100,000      3,162,500
--------------------------------------------------------------
Dell Computer Corp.(a)                   60,000      3,937,500
--------------------------------------------------------------
International Business Machines
  Corp.                                  48,000      7,125,000
--------------------------------------------------------------
                                                    14,225,000
--------------------------------------------------------------

COMPUTERS (NETWORKING)-1.04%

Ascend Communications, Inc.(a)           51,000      2,460,750
--------------------------------------------------------------
Cisco Systems, Inc.(a)                   45,000      2,835,000
--------------------------------------------------------------
                                                     5,295,750
--------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.07%

EMC Corp.(a)                             85,000      5,471,875
--------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-3.40%

America Online, Inc.(a)                  27,000      3,430,688
--------------------------------------------------------------
BMC Software, Inc.(a)                   115,000      5,527,187
--------------------------------------------------------------
Computer Sciences Corp.(a)               43,000      2,268,250
--------------------------------------------------------------
Compuware Corp.(a)                       42,000      2,275,875
--------------------------------------------------------------
Microsoft Corp.(a)                       37,000      3,917,375
--------------------------------------------------------------
                                                    17,419,375
--------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-1.23%

AmeriSource Health Corp.-Class A(a)      41,500      2,176,156
--------------------------------------------------------------
Cardinal Health, Inc.                    20,250      1,914,891
--------------------------------------------------------------
McKesson Corp.                           29,000      2,233,000
--------------------------------------------------------------
                                                     6,324,047
--------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.51%

General Electric Co.                     30,200      2,642,500
--------------------------------------------------------------

ENTERTAINMENT-0.18%

Viacom, Inc.-Class B(a)                  15,800        946,025
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-2.82%

American Express Co.                     24,500      2,165,188
--------------------------------------------------------------
Citigroup, Inc.                          40,000      1,882,500
--------------------------------------------------------------
Fannie Mae                               27,200      1,926,100
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
FINANCIAL (DIVERSIFIED)-(CONTINUED)

Freddie Mac                              39,000   $  2,242,500
--------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.                         25,900      1,677,025
--------------------------------------------------------------
SunAmerica, Inc.                         65,000      4,582,500
--------------------------------------------------------------
                                                    14,475,813
--------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-2.02%

Abbott Laboratories                      64,000      3,004,000
--------------------------------------------------------------
Bristol-Myers Squibb Co.                 45,600      5,041,650
--------------------------------------------------------------
Warner-Lambert Co.                       33,000      2,586,375
--------------------------------------------------------------
                                                    10,632,025
--------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.39%

Watson Pharmaceuticals, Inc.(a)          35,800      1,991,375
--------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-2.47%

Lilly (Eli) & Co.                        31,500      2,549,531
--------------------------------------------------------------
Merck & Co., Inc.                        33,500      4,530,875
--------------------------------------------------------------
Pfizer, Inc.                             24,200      2,596,962
--------------------------------------------------------------
Schering-Plough Corp.                    28,000      2,880,500
--------------------------------------------------------------
                                                    12,557,868
--------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-1.47%

Becton, Dickinson & Co.                  74,000      3,117,250
--------------------------------------------------------------
Biomet, Inc.                             51,700      1,754,569
--------------------------------------------------------------
Guidant Corp.                            35,000      2,677,500
--------------------------------------------------------------
                                                     7,549,319
--------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.51%

American International Group, Inc.       31,000      2,642,750
--------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.35%

Merrill Lynch & Co., Inc.                30,000      1,777,500
--------------------------------------------------------------

INVESTMENT MANAGEMENT-0.25%

T. Rowe Price Associates, Inc.           35,600      1,266,025
--------------------------------------------------------------

LODGING-HOTELS-0.64%

Carnival Corp.                          100,000      3,237,500
--------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.64%

Tyco International Ltd.                  53,000      3,282,688
--------------------------------------------------------------

NATURAL GAS-0.46%

Enron Corp.                              45,000      2,373,750
--------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED)-0.50%

Texaco, Inc.                             43,500      2,580,094
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
RETAIL (BUILDING SUPPLIES)-0.86%

Home Depot, Inc. (The)                   62,000   $  2,697,000
--------------------------------------------------------------
Lowe's Companies, Inc.                   51,000      1,718,062
--------------------------------------------------------------
                                                     4,415,062
--------------------------------------------------------------

RETAIL (DRUG STORES)-0.36%

CVS Corp.                                42,000      1,918,875
--------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.08%

Kroger Co.(a)                            60,000      3,330,000
--------------------------------------------------------------
Safeway, Inc.(a)                         46,000      2,199,375
--------------------------------------------------------------
                                                     5,529,375
--------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.61%

Wal-Mart Stores, Inc.                    45,000      3,105,000
--------------------------------------------------------------

RETAIL (SPECIALTY)-1.01%

Office Depot, Inc.(a)                   105,000      2,625,000
--------------------------------------------------------------
Staples, Inc.(a)                         78,500      2,561,062
--------------------------------------------------------------
                                                     5,186,062
--------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.30%

Gap, Inc. (The)                          25,000      1,503,125
--------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-0.54%

Outdoor Systems, Inc.(a)                125,000      2,757,813
--------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.47%

IMS Health, Inc.                         36,500      2,427,250
--------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-0.72%

SunGard Data Systems, Inc.(a)           110,000      3,712,500
--------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.27%

Ceridian Corp.(a)                        87,000      4,991,625
--------------------------------------------------------------
Fiserv, Inc.(a)                          32,400      1,506,600
--------------------------------------------------------------
                                                     6,498,225
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.50%

AirTouch Communications, Inc.(a)         45,000      2,520,000
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-2.68%

MCI WorldCom, Inc.(a)                   248,780     13,745,095
--------------------------------------------------------------
    Total Domestic Common Stock
      (Cost $142,884,069)                          180,031,223
--------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS-53.27%

ARGENTINA-0.98%

Telefonica de Argentina S.A.-ADR
  (Telephone)                            57,400      1,897,788
--------------------------------------------------------------
YPF Sociedad Anonima-ADR
  (Oil-International Integrated)        108,300      3,133,931
--------------------------------------------------------------
                                                     5,031,719
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
AUSTRALIA-0.40%

AMP Ltd. (Insurance-Life/Health)(a)     174,000   $  2,069,839
--------------------------------------------------------------

BELGIUM-1.83%

Barco N.V. (Manufacturing-Diversified)    5,700      1,520,111
--------------------------------------------------------------
Colruyt N.V. (Retail-Food Chains)         2,700      2,258,563
--------------------------------------------------------------
Delhaize-Le Lion, S.A.
  (Retail-Food & Drug)                   30,000      2,564,403
--------------------------------------------------------------
UCB S.A. (Manufacturing-Diversified)        520      3,037,646
--------------------------------------------------------------
                                                     9,380,723
--------------------------------------------------------------

BRAZIL-1.17%

Companhia Energetica de Minas
  Gerais (Electric Companies)            37,937        737,873
--------------------------------------------------------------
Petroleo Brasileiro S.A.-Petrobras-Pfd.
  (Oil & Gas-Exploration & Production)    5,416        681,024
--------------------------------------------------------------
Telecomunicacoes Brasileiras
  S.A.-ADR (Telephone)                   31,900      2,422,406
--------------------------------------------------------------
Telecomunicacoes de Sao Paulo
  S.A.-TELESP-Pfd. (Telephone)            8,600      1,441,985
--------------------------------------------------------------
Telerj Celular S.A. (Telecommunications-
  Cellular/Wireless)(a)                   8,689        269,528
--------------------------------------------------------------
Telesp Celular S.A. (Telecommunications-
  Cellular/Wireless)(a)                   8,600        425,386
--------------------------------------------------------------
                                                     5,978,202
--------------------------------------------------------------

CANADA-3.34%

ATI Technologies, Inc.
  (Computers-Hardware)(a)                90,200        730,956
--------------------------------------------------------------
Bank of Montreal (Banks-Major Regional)  30,300      1,239,501
--------------------------------------------------------------
BCE Inc. (Telephone)                     33,300      1,129,070
--------------------------------------------------------------
Bombardier Inc. (Aerospace/Defense)      96,000      1,135,818
--------------------------------------------------------------
Canadian National Railway Co. (Railroads) 8,800        443,850
--------------------------------------------------------------
Imasco Ltd.
  (Manufacturing-Diversified)           163,500      3,073,906
--------------------------------------------------------------
Mitel Corp. (Communications
  Equipment)(a)                          45,900        370,473
--------------------------------------------------------------
Northern Telecom Ltd.-ADR
  (Communications Equipment)             13,146        562,813
--------------------------------------------------------------
Royal Bank of Canada (Banks-Major
  Regional)                              46,000      2,120,324
--------------------------------------------------------------
Suncor Energy, Inc.
  (Oil-International Integrated)         56,000      1,778,930
--------------------------------------------------------------
Teleglobe, Inc. (Communications
  Equipment)                            108,000      2,954,684
--------------------------------------------------------------
Toronto-Dominion Bank (Banks-Regional)   54,500      1,621,750
--------------------------------------------------------------
                                                    17,162,075
--------------------------------------------------------------

CROATIA-0.22%

Pliva DD GDR (Health Care-Drugs-Major
  Pharmaceutical) (Acquired
  05/13/98-05/20/98; Cost $1,243,362)(b)  4,000      1,087,800
--------------------------------------------------------------

FINLAND-1.04%

Nokia Oyj A.B.-Class A
  (Communications Equipment)             58,600      5,344,739
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
FRANCE-8.03%

Accor S.A. (Lodging-Hotels)              11,200   $  2,353,458
--------------------------------------------------------------
Altran Technologies, S.A.
  (Services-Commercial & Consumer)       11,500      2,250,842
--------------------------------------------------------------
AXA S.A. (Insurance-Multi-Line)          34,650      3,918,145
--------------------------------------------------------------
Banque Nationale de Paris
  (Banks-Major Regional)                 13,000        823,721
--------------------------------------------------------------
Cap Gemini Sogeti S.A.
  (Computers-Software & Services)        27,000      4,059,456
--------------------------------------------------------------
Danone (Foods)                            5,400      1,428,345
--------------------------------------------------------------
Elf Aquitaine S.A. (Oil &
  Gas-Refining & Marketing)              17,500      2,026,127
--------------------------------------------------------------
Essilor International S.A.
  (Manufacturing-Specialized)             3,500      1,417,974
--------------------------------------------------------------
Legrand S.A. (Housewares)                 5,300      1,351,315
--------------------------------------------------------------
Pinault-Printemps-Redoute S.A.
  (Retail-General Merchandise)           14,500      2,428,111
--------------------------------------------------------------
Promodes (Retail-Food Chains)             4,800      3,024,146
--------------------------------------------------------------
PSA Peugeot Citreon (Automobiles)         7,000      1,168,410
--------------------------------------------------------------
Renault S.A. (Automobiles)               40,000      1,710,571
--------------------------------------------------------------
Rexal S.A. (Distributors-Food &
  Health)                                14,900      1,368,277
--------------------------------------------------------------
Rhone-Poulenc-Class A
  (Chemicals-Diversified)                55,600      2,542,881
--------------------------------------------------------------
Societe Generale (Banks-Major
  Regional)                               4,000        529,377
--------------------------------------------------------------
Societe Television Francaise 1
  (Broadcasting-Television, Radio
  & Cable)                               14,800      2,446,369
--------------------------------------------------------------
Suez Lyonnaise des Eaux
  (Manufacturing-Diversified)            17,750      3,180,087
--------------------------------------------------------------
Total S.A.-Class B (Oil &
  Gas-Refining & Marketing)              13,100      1,511,983
--------------------------------------------------------------
Valeo S.A. (Auto Parts & Equipment)      19,400      1,680,213
--------------------------------------------------------------
                                                    41,219,808
--------------------------------------------------------------

GERMANY-3.53%

Allianz A.G. (Insurance-Multi-Line)       6,600      2,264,999
--------------------------------------------------------------
Bayerische Vereinsbank A.G.
  (Banks-Major Regional)                 17,000      1,350,674
--------------------------------------------------------------
BHF-Bank A.G. (Banks-Major
  Regional)                              30,800      1,186,333
--------------------------------------------------------------
Continental A.G. (Auto Parts &
  Equipment)                             36,350        966,346
--------------------------------------------------------------
Daimler-Benz A.G. (Automobiles)          25,000      1,970,313
--------------------------------------------------------------
Dresdner Bank A.G. (Banks-Major
  Regional)                              36,000      1,402,936
--------------------------------------------------------------
Henkel KGaA (Chemicals-Diversified)      30,600      2,616,096
--------------------------------------------------------------
Karstadt A.G. (Retail-Department
  Stores)                                10,400      5,309,649
--------------------------------------------------------------
Porsche A.G. (Automobiles)                  600      1,062,171
--------------------------------------------------------------
                                                    18,129,517
--------------------------------------------------------------

HONG KONG-0.75%

Cosco Pacific Ltd.
  (Financial-Diversified)             1,294,000        634,928
--------------------------------------------------------------
Hutchison Whampoa Ltd.
  (Retail-Food Chains)                  338,000      2,422,235
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
HONG KONG-(CONTINUED)

Ng Fung Hong Ltd. (Foods)               898,000   $    794,280
--------------------------------------------------------------
                                                     3,851,443
--------------------------------------------------------------

INDONESIA-0.33%

Gulf Indonesia Resources Ltd.
  (Oil-International Integrated)(a)     170,700      1,685,663
--------------------------------------------------------------

IRELAND-1.08%

Allied Irish Banks PLC
  (Banks-Regional)                      180,000      2,583,905
--------------------------------------------------------------
Bank of Ireland (Banks-Major
  Regional)                              75,000      1,377,781
--------------------------------------------------------------
Elan Corp. PLC-ADR (Health
  Care-Drugs-Generic & Other)(a)         22,700      1,590,419
--------------------------------------------------------------
                                                     5,552,105
--------------------------------------------------------------

ITALY-4.17%

Assicurazioni Generali
  (Insurance-Multi-Line)                 92,200      3,288,579
--------------------------------------------------------------
Banca Commerciale Italiana
  (Banks-Major Regional)(a)             238,800      1,476,536
--------------------------------------------------------------
Banca di Roma (Banks-Major
  Regional)(a)                        1,499,000      2,614,556
--------------------------------------------------------------
Credito Italiano S.p.A.
  (Banks-Major Regional)                595,000      3,204,573
--------------------------------------------------------------
Ente Nazionale Idrocarburi S.p.A.
  (Oil & Gas-Refining & Marketing)      290,000      1,729,554
--------------------------------------------------------------
Istituto Mobiliare Italiano S.p.A.
  (Banks-Major Regional)                186,000      2,858,359
--------------------------------------------------------------
Telecom Italia Mobile S.p.A.
  (Telephone)                           460,000      2,673,223
--------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)       488,888      3,535,633
--------------------------------------------------------------
                                                    21,381,013
--------------------------------------------------------------

JAPAN-2.88%

Bridgestone Corp. (Auto Parts &
  Equipment)                            144,000      3,174,287
--------------------------------------------------------------
Fuji Photo Film Co.
  (Photography/Imaging)                  40,000      1,467,858
--------------------------------------------------------------
Nippon Telegraph & Telephone Corp.
  (Telephone)                             2,500      1,959,436
--------------------------------------------------------------
NTT Data Corp. (Computers-Software
  & Services)                               590      2,499,742
--------------------------------------------------------------
Okuma Corp. (Machine Tools)              29,000        149,536
--------------------------------------------------------------
Rohm Co. (Electronics-Component
  Distributors)                          31,000      2,744,070
--------------------------------------------------------------
SMC Corp. (Machinery-Diversified)        19,000      1,435,287
--------------------------------------------------------------
Sony Corp. (Electronics-Component
  Distributors)                          21,400      1,360,949
--------------------------------------------------------------
                                                    14,791,165
--------------------------------------------------------------

MEXICO-1.59%

Coca-Cola Femsa S.A.-ADR
  (Beverages-Non-Alcoholic)             123,700      2,041,050
--------------------------------------------------------------
Formento Economico Mexicano, S.A.
  de C.V. (Beverages-Alcoholic)          96,190      2,506,952
--------------------------------------------------------------
Grupo Financiero Banamex Accival,
  S.A. de C.V.
  (Financial-Diversified)(a)            746,000        782,698
--------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series C
  (Beverages-Alcoholic)                 384,000        809,581
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
MEXICO-(CONTINUED)

Grupo Televisa S.A.-GDR
  (Entertainment)(a)                     74,400   $  2,018,100
--------------------------------------------------------------
                                                     8,158,381
--------------------------------------------------------------

NETHERLANDS-3.99%

De Boer Unigro (Retail-Food & Drug)(a)   26,600        669,344
--------------------------------------------------------------
Getronics N.V. (Computers-Software
  & Services)                            41,000      1,701,199
--------------------------------------------------------------
Heineken N.V. (Beverages-Alcoholic)      53,000      2,823,375
--------------------------------------------------------------
IHC Caland N.V.
  (Manufacturing-Specialized)            14,000        633,365
--------------------------------------------------------------
Koninklijke Ahold N.V.
  (Retail-Food Chains)                   83,000      2,759,557
--------------------------------------------------------------
Koninklijke Numico N.V. (Foods)          32,400      1,274,976
--------------------------------------------------------------
Randstad Holdings N.V.
  (Services-Commercial & Consumer)       25,000      1,338,473
--------------------------------------------------------------
Vedior N.V.
  (Services-Employment)(a)               37,498        955,619
--------------------------------------------------------------
Vendex N.V. (Retail-General
  Merchandise)                           38,000        966,378
--------------------------------------------------------------
Verenigde Nederlandse Uitgeversbedrijven
  Verenigd Bezit (Publishing)           110,800      3,832,145
--------------------------------------------------------------
Wolters Kluwer N.V. (Specialty
  Printing)                              18,000      3,488,596
--------------------------------------------------------------
                                                    20,443,027
--------------------------------------------------------------

NORWAY-0.18%

Merkantildata ASA
  (Services-Commercial & Consumer)       92,000        925,377
--------------------------------------------------------------

PHILIPPINES-0.27%

Philippine Long Distance Telephone
  Co. (Telephone)                        42,260      1,014,450
--------------------------------------------------------------
Philippine Long Distance Telephone
  Co.-ADR (Telephone)                    17,800        433,875
--------------------------------------------------------------
                                                     1,448,325
--------------------------------------------------------------

PORTUGAL-1.75%

Banco Comercial Portugues, S.A.
  (Banks-Major Regional)                100,500      3,147,430
--------------------------------------------------------------
Electricidade de Portugal, S.A.
  (Electric Companies)                   50,000      1,257,360
--------------------------------------------------------------
Electricidade de Portugal,
  S.A.-ADR (Electric Companies)          24,200      1,210,000
--------------------------------------------------------------
Portugal Telecom S.A. (Telephone)        21,000        995,349
--------------------------------------------------------------
Telecel-Comunicacaoes Pessoais, S.A.
  (Telecommunications-Cellular/Wireless) 13,000      2,395,784
--------------------------------------------------------------
                                                     9,005,923
--------------------------------------------------------------

SPAIN-1.91%

Corp. Financiera Reunida, S.A.
  (Investment Management)(a)            103,000      1,236,205
--------------------------------------------------------------
Endesa S.A. (Electric Companies)        104,200      2,627,015
--------------------------------------------------------------
Iberdrola S.A. (Electric Companies)     195,000      3,150,522
--------------------------------------------------------------
Telefonica de Espana (Telephone)         62,000      2,800,369
--------------------------------------------------------------
                                                     9,814,111
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
SWEDEN-0.92%

Hennes & Mauritz A.B.-Class B
  (Retail-Specialty-Apparel)             45,400   $  3,201,693
--------------------------------------------------------------
WM-Data A.B. (Computers-Software &
  Services)                              42,000      1,529,427
--------------------------------------------------------------
                                                     4,731,120
--------------------------------------------------------------

SWITZERLAND-2.96%

Adecco S.A. (Services-Commercial &
  Consumer)                               5,500      2,192,530
--------------------------------------------------------------
Julius Baer Holding A.G.
  (Banks-Major Regional)                    470      1,439,909
--------------------------------------------------------------
Nestle S.A. (Foods)                       1,200      2,551,307
--------------------------------------------------------------
Novartis A.G. (Health Care-Diversified)   3,100      5,583,936
--------------------------------------------------------------
UBS A.G. (Banks-Major Regional)(a)        6,999      1,919,481
--------------------------------------------------------------
Zurich Allied A.G. (Insurance-Multi-Line) 2,500      1,518,900
--------------------------------------------------------------
                                                    15,206,063
--------------------------------------------------------------

TAIWAN-0.25%

Taiwan Semiconductor Manufacturing
  Co. Ltd.-ADR
  (Electronics-Semiconductors)(a)        84,825      1,267,073
--------------------------------------------------------------

UNITED KINGDOM-9.70%

Airtours PLC (Services-Commercial
  & Consumer)                           215,700      1,208,959
--------------------------------------------------------------
Bodycote International PLC
  (Chemicals-Specialty)                  71,000      1,015,643
--------------------------------------------------------------
British Aerospace PLC
  (Aerospace/Defense)                   256,000      1,903,831
--------------------------------------------------------------
British Petroleum Co. PLC (Oil &
  Gas-Refining & Marketing)             137,000      2,010,189
--------------------------------------------------------------
Cable & Wireless PLC
  (Telecommunications-
  Cellular/Wireless)                    226,000      2,533,378
--------------------------------------------------------------
Compass Group PLC
  (Services-Commercial & Consumer)      118,400      1,198,460
--------------------------------------------------------------
EMAP PLC (Publishing)                   102,000      1,740,673
--------------------------------------------------------------
General Electric Co. PLC
  (Manufacturing-Diversified)           316,500      2,528,505
--------------------------------------------------------------
GKN PLC (Manufacturing-Diversified)      78,000        947,432
--------------------------------------------------------------
Hays PLC (Services-Commercial &
  Consumer)                             178,000      2,622,202
--------------------------------------------------------------
Kingfisher PLC (Retail-Department
  Stores)                               330,000      2,895,851
--------------------------------------------------------------
Ladbroke Group PLC (Leisure
  Time-Products)                        382,000      1,398,068
--------------------------------------------------------------
Logica PLC (Computers Software &
  Services)                              40,000      1,350,176
--------------------------------------------------------------
Misys PLC (Services-Commercial &
  Consumer)                             225,000      1,577,296
--------------------------------------------------------------
Orange PLC (Telecommunications
  Cellular/Wireless)(a)                 377,500      3,508,470
--------------------------------------------------------------
Pearson PLC (Specialty Printing)        250,000      4,358,374
--------------------------------------------------------------
Provident Financial PLC (Consumer
  Finance)                              174,578      2,619,984
--------------------------------------------------------------
Railtrack Group PLC (Shipping)          121,789      3,270,392
--------------------------------------------------------------
Rentokil Initial PLC
  (Services-Commercial & Consumer)      240,000      1,501,757
--------------------------------------------------------------
Somerfield PLC (Retail-Food Chains)     160,000      1,027,940
--------------------------------------------------------------
Stagecoach Holdings PLC (Shipping)      185,000        718,086
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
UNITED KINGDOM-(CONTINUED)

Unilever PLC (Foods)                    224,000   $  2,248,620
--------------------------------------------------------------
Vodafone Group PLC (Telecommunications-
  Cellular/Wireless)                    300,000      4,015,392
--------------------------------------------------------------
WPP Group PLC
  (Services-Advertising/Marketing)      316,000      1,570,219
--------------------------------------------------------------
                                                    49,769,897
--------------------------------------------------------------
    Total Foreign Stocks & Other Interests
      (Cost $231,110,475)                          273,435,108
--------------------------------------------------------------

                                     PRINCIPAL
                                      AMOUNT
NON-U.S. DOLLAR DENOMINATED
  FOREIGN BONDS & NOTES-0.24%

FRANCE-0.24%

AXA-UAP (Insurance-Multi-Line),
  Conv. Sr. Deb., 4.50%,
  01/01/99(c) (Cost $732,700)  FRF  $ 2,835,000      1,266,707
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
U.S. TREASURY BILLS(d)-2.84%

3.998%, 12/24/98 (Cost
  $14,580,152)                      $14,680,000(e) $14,580,152
--------------------------------------------------------------

REPURCHASE AGREEMENT(f)-7.84%

Chase Securities Inc., 5.55%;
  11/02/98(g) (Cost $40,234,373)     40,234,373     40,234,373
--------------------------------------------------------------
TOTAL INVESTMENTS-99.27%                           509,547,563
--------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-0.73%                  3,724,605
--------------------------------------------------------------
NET ASSETS-100.00%                                $513,272,168
==============================================================

Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
Deb.  - Debenture
FRF   - French Franc
GDR   - Global Depositary Receipt
Pfd.  - Preferred
Sr.   - Senior

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with provisions of Rule144A under the Securities Act of 1933, as amended. The valuation of this security has been determined in accordance with procedures established by the Board of Directors. The market value at 10/31/98 represented 0.21% of the Fund's net assets.
(c) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(d) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open future contracts. See Note 7.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Joint repurchase agreement entered into 10/30/98 with a maturing value of $200,092,500. Collateralized by $254,478,951 U.S. obligations, 5.00% to
    16.00% due 05/20/02 to 10/15/28 with an aggregate market value at 10/31/98 of $204,000,718.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1998

ASSETS:

Investments, at market value (cost
  $429,541,768)                            $509,547,563
-------------------------------------------------------
Foreign currencies, at value (cost
  $2,908,750)                                 2,867,324
-------------------------------------------------------
Receivables for:
  Investments sold                            5,283,599
-------------------------------------------------------
  Capital stock sold                            902,877
-------------------------------------------------------
  Dividends and interest                        669,236
-------------------------------------------------------
  Variation margin                              121,800
-------------------------------------------------------
Investment for deferred compensation plan        16,751
-------------------------------------------------------
Other assets                                     32,592
-------------------------------------------------------
         Total assets                       519,441,742
-------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                       2,266,486
-------------------------------------------------------
  Capital stock reacquired                    2,943,063
-------------------------------------------------------
  Deferred compensation                          16,751
-------------------------------------------------------
Accrued advisory fees                           342,852
-------------------------------------------------------
Accrued administrative services fees              6,794
-------------------------------------------------------
Accrued directors' fees                             950
-------------------------------------------------------
Accrued distribution fees                       381,884
-------------------------------------------------------
Accrued transfer agent fees                     102,404
-------------------------------------------------------
Accrued operating expenses                      108,390
-------------------------------------------------------
         Total liabilities                    6,169,574
-------------------------------------------------------
Net assets applicable to shares
  outstanding                              $513,272,168
=======================================================

NET ASSETS:

Class A                                    $219,050,319
=======================================================
Class B                                    $282,456,392
=======================================================
Class C                                    $ 11,765,457
=======================================================

CAPITAL STOCK, $0.001 PAR VALUE PER
  SHARE:

Class A:
  Authorized                                200,000,000
-------------------------------------------------------
  Outstanding                                12,232,346
=======================================================
Class B:
  Authorized                                200,000,000
-------------------------------------------------------
  Outstanding                                16,123,542
=======================================================
Class C:
  Authorized                                200,000,000
-------------------------------------------------------
  Outstanding                                   671,426
=======================================================
Class A:
  Net asset value and redemption price
    per share                              $      17.91
-------------------------------------------------------
  Offering price per share:
    (Net asset value $17.91 divided
    by 95.25%)                             $      18.80
=======================================================
Class B:
  Net asset value and offering price per
    share                                  $      17.52
=======================================================
Class C:
  Net asset value and offering price per
    share                                  $      17.52
=======================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME:

Dividends (net of $543,674 foreign
  withholding tax)                           $ 4,922,111
--------------------------------------------------------
Interest                                       1,881,399
--------------------------------------------------------
      Total investment income                  6,803,510
--------------------------------------------------------

EXPENSES:

Advisory fees                                  4,042,472
--------------------------------------------------------
Administrative services fees                      80,267
--------------------------------------------------------
Custodian fees                                   343,515
--------------------------------------------------------
Directors' fees                                    9,946
--------------------------------------------------------
Distribution fees -- Class A                   1,029,313
--------------------------------------------------------
Distribution fees -- Class B                   2,638,894
--------------------------------------------------------
Distribution fees -- Class C                      58,329
--------------------------------------------------------
Transfer agent fees -- Class A                   432,449
--------------------------------------------------------
Transfer agent fees -- Class B                   714,330
--------------------------------------------------------
Transfer agent fees -- Class C                    19,415
--------------------------------------------------------
Other                                            251,098
--------------------------------------------------------
      Total expenses                           9,620,028
--------------------------------------------------------
Less:
      Expenses paid indirectly                    (6,702)
--------------------------------------------------------
      Net expenses                             9,613,326
--------------------------------------------------------
Net investment income (loss)                  (2,809,816)
========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES, FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                       17,151,393
--------------------------------------------------------
  Foreign currencies                           1,067,864
--------------------------------------------------------
  Futures contracts                              727,924
--------------------------------------------------------
  Option contracts purchased                     (27,489)
--------------------------------------------------------
                                              18,919,692
--------------------------------------------------------
Net unrealized appreciation of:
  Investment securities                       19,910,267
--------------------------------------------------------
  Foreign currencies                              77,911
--------------------------------------------------------
  Futures contracts                              746,175
--------------------------------------------------------
                                              20,734,353
--------------------------------------------------------
    Net gain from investment securities,
      foreign currencies, futures and
      option contracts                        39,654,045
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $36,844,229
========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED OCTOBER 31, 1998 AND 1997

                                                                  1998            1997
                                                              ------------    -------------
OPERATIONS:

  Net investment income (loss)                                $ (2,809,816)   $  (2,013,735)
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                    18,919,692       11,895,254
-------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies, futures and option contracts            20,734,353       37,072,703
-------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        36,844,229       46,954,222
-------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
    Class A                                                     (4,566,706)               -
-------------------------------------------------------------------------------------------
    Class B                                                     (5,964,749)               -
-------------------------------------------------------------------------------------------
    Class C                                                        (47,034)               -
-------------------------------------------------------------------------------------------
Share transactions-net:
    Class A                                                     27,194,800       41,376,928
-------------------------------------------------------------------------------------------
    Class B                                                     44,408,521       77,933,131
-------------------------------------------------------------------------------------------
    Class C                                                     11,162,365        1,157,289
-------------------------------------------------------------------------------------------
  Net increase in net assets                                   109,031,426      167,421,570
-------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          404,240,742      236,819,172
-------------------------------------------------------------------------------------------
  End of period                                               $513,272,168    $ 404,240,742
===========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $416,466,146    $ 334,919,809
-------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                    (1,238,947)         (14,582)
-------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and option
    contracts                                                   17,216,533        9,241,432
-------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                    80,828,436       60,094,083
-------------------------------------------------------------------------------------------
                                                              $513,272,168    $ 404,240,742
===========================================================================================

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Growth Fund (the "Fund") is an investment portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM Global Growth Fund, AIM Asian Growth Fund, AIM European Development Fund, AIM Global Aggressive Growth Fund, AIM Global Income Fund and AIM International Equity Fund. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide long-term growth of capital.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations-A security listed or traded on an exchange (except convertible bonds) is valued at the last sales price on the exchange where the security is principally traded or, lacking any sales, at the mean between the closing bid and asked prices on the day of valuation. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Securities traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) are valued at the mean between the closing bid and asked prices based upon quotes furnished by market makers for such securities. Securities reported on the NASDAQ National Market System are valued at the last sales price on the valuation date or, absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations-Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts-A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distribu-tions-Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1998, undistributed net investment income was increased by $1,585,451, undistributed net realized gains decreased by $366,102 and paid-in capital decreased by $1,219,349 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes-The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Stock Index Futures Contracts-The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of contracts may not correlate with changes in the value of the securities being hedged.
G. Covered Call Options-The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
H. Put options-The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
I. Expenses-Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1998, AIM was reimbursed $80,267 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the year ended October 31, 1998, AFS was paid $679,390 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.50% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1998, the Class A, Class B and Class C shares, paid AIM Distributors $1,029,313, $2,638,894 and $58,329, respectively as compensation under the Plans.
  AIM Distributors received commissions of $208,115 from the sales of the Class A shares of the Fund during the year ended October 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1998, AIM Distributors received commissions of $29,133 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1998, the Fund incurred legal fees of $4,344 for services rendered by the law firm of Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $4,953 and $1,749, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $6,702 during the year ended October 31, 1998.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended October 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1998 was $465,660,107 and $423,173,713, respectively.
The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of October 31, 1998 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 95,730,649
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (17,977,343)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $ 77,753,306
=========================================================

Cost of investments for tax purposes is $431,794,257.

NOTE 7-FUTURES CONTRACTS

On October 31, 1998, $840,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                                                 UNREALIZED
                NO. OF                          APPRECIATION
  CONTRACTS    CONTRACTS   MONTH/COMMITMENT    (DEPRECIATION)
-------------  ---------   -----------------   --------------
S&P 500 Index      56       December 98/Buy      $ 797,175

NOTE 8-OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 1998 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ---------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    --------
Beginning of period                     -       $      -
--------------------------------------------------------
Written                                51         27,335
--------------------------------------------------------
Exercised                             (51)       (27,335)
--------------------------------------------------------
End of period                           -       $      -
========================================================

NOTE 9-CAPITAL STOCK

Changes in the Fund's capital stock outstanding during the years ended October 31, 1998 and 1997 were as follows:

                                  1998                         1997
                       ---------------------------   -------------------------
                         SHARES         AMOUNT         SHARES        AMOUNT
                       -----------   -------------   ----------   ------------
Sold:

  Class A               14,601,141   $ 264,657,310    6,399,974   $103,567,757
------------------------------------------------------------------------------
  Class B                4,603,864      82,487,081    6,303,261     98,414,198
------------------------------------------------------------------------------
  Class C*                 731,595      13,444,846       67,094      1,157,289
------------------------------------------------------------------------------
Issued as reinvestment of
  distributions:
  Class A                  265,883       4,315,756            -              -
------------------------------------------------------------------------------
  Class B                  348,564       5,562,820            -              -
------------------------------------------------------------------------------
  Class C*                   2,787          44,837            -              -
------------------------------------------------------------------------------
Reacquired:
  Class A              (13,382,242)   (241,778,266)  (3,750,438)   (62,190,829)
------------------------------------------------------------------------------
  Class B               (2,513,498)    (43,641,380)  (1,291,769)   (20,481,067)
------------------------------------------------------------------------------
  Class C*                (130,050)     (2,327,318)           -              -
------------------------------------------------------------------------------
                         4,528,044   $  82,765,686    7,728,122   $120,467,348
==============================================================================

* Class C shares commenced sales on August 4, 1997.

NOTE 10-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and Class B capital stock outstanding during each of the years in the four-year period ended October 31, 1998 and the period September 15, 1994 (date operations commenced) through October 31, 1994 and for a share of Class C capital stock outstanding during the year ended October 31, 1998 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                                        CLASS A
                                                              -----------------------------------------------------------
                                                                1998          1997        1996         1995        1994
                                                              ---------     --------    ---------    --------    --------
Net asset value, beginning of period                          $  16.65      $  14.20    $   12.32    $  10.23    $  10.00
------------------------------------------------------------  --------      --------    ---------    --------    --------
Income from investment operations:
  Net investment income (loss)                                   (0.05)        (0.04)       (0.01)      (0.02)          -
------------------------------------------------------------  --------      --------    ---------    --------    --------
  Net gains on securities (both realized and unrealized)          1.74          2.49         2.11        2.11        0.23
------------------------------------------------------------  --------      --------    ---------    --------    --------
    Total from investment operations                              1.69          2.45         2.10        2.09        0.23
------------------------------------------------------------  --------      --------    ---------    --------    --------
Less distributions:
  Dividends from net investment income                               -             -            -      (0.004)          -
------------------------------------------------------------  --------      --------    ---------    --------    --------
  Distributions from net realized gains                          (0.43)            -        (0.22)          -           -
------------------------------------------------------------  --------      --------    ---------    --------    --------
    Total distributions                                          (0.43)            -        (0.22)     (0.004)          -
------------------------------------------------------------  --------      --------    ---------    --------    --------
Net asset value, end of period                                $  17.91      $  16.65    $   14.20    $  12.32    $  10.23
============================================================  ========      ========    =========    ========    ========
Total return(a)                                                  10.43%        17.25%       17.26%      20.48%       2.30%
============================================================  ========      ========    =========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $219,050      $178,917    $ 114,971    $ 23,754    $  3,093
============================================================  ========      ========    =========    ========    ========
Ratio of expenses to average net assets(b)                        1.70%(c)      1.76%        1.93%       2.12%       1.95%(d)
============================================================  ========      ========    =========    ========    ========
Ratio of net investment income (loss) to average net
  assets(e)                                                      (0.27)%(c)    (0.30)%      (0.13)%     (0.28)%      0.10%(d)
============================================================  ========      ========    =========    ========    ========
Portfolio turnover rate                                             97%           96%          82%         79%          6%
============================================================  ========      ========    =========    ========    ========

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.94%, 2.98% and 5.67% (annualized) for 1996-1994.
(c) Ratios are based on average net assets of $205,862,638.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.14)%, (1.14)% and (3.63)% (annualized) for 1996-1994.

                                                                                 CLASS B
                                                    ------------------------------------------------------------------
                                                         1998             1997           1996               1995
                                                    ---------------    ----------   ---------------    ---------------
Net asset value, beginning of period                $         16.39    $    14.05   $         12.26    $         10.22
--------------------------------------------------  ---------------    ----------   ---------------    ---------------
Income from investment operations:
  Net investment income (loss)                                (0.15)(a)      (0.11)           (0.05)             (0.04)
--------------------------------------------------  ---------------    ----------   ---------------    ---------------
  Net gains (losses) on securities (both realized
    and unrealized)                                            1.71          2.45              2.06               2.08
--------------------------------------------------  ---------------    ----------   ---------------    ---------------
    Total from investment operations                           1.56          2.34              2.01               2.04
--------------------------------------------------  ---------------    ----------   ---------------    ---------------
Less distributions:
  Distributions from net realized gains                       (0.43)            -             (0.22)                 -
--------------------------------------------------  ---------------    ----------   ---------------    ---------------
    Total distributions                                       (0.43)            -             (0.22)                 -
--------------------------------------------------  ---------------    ----------   ---------------    ---------------
Net asset value, end of period                      $         17.52    $    16.39   $         14.05    $         12.26
==================================================  ===============    ==========   ===============    ===============
Total return(b)                                                9.78%        16.65%            16.60%             19.96%
==================================================  ===============    ==========   ===============    ===============
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $       282,456    $  224,225   $       121,848    $        17,157
==================================================  ===============    ==========   ===============    ===============
Ratio of expenses to average net assets                        2.26%(c)      2.29%             2.48%(d)           2.64%(d)
==================================================  ===============    ==========   ===============    ===============
Ratio of net investment income (loss) to average
  net assets                                                  (0.83)%(c)     0.83)%           (0.69)%(f)         (0.79)%(f)
==================================================  ===============    ==========   ===============    ===============
Portfolio turnover rate                                          97%           96%               82%                79%
==================================================  ===============    ==========   ===============    ===============

                                                      CLASS B                   CLASS C
                                                    -----------         ----------------------
                                                         1994               1998         1997
                                                    -----------         -----------    -------
Net asset value, beginning of period                $     10.00         $     16.39    $ 17.39
--------------------------------------------------  -----------         -----------    -------
Income from investment operations:
  Net investment income (loss)                                -               (0.15)(a)  (0.03)
--------------------------------------------------  -----------         -----------    -------
  Net gains (losses) on securities (both realized
    and unrealized)                                        0.22                1.71      (0.97)
--------------------------------------------------  -----------         -----------    -------
    Total from investment operations                       0.22                1.56      (1.00)
--------------------------------------------------  -----------         -----------    -------
Less distributions:
  Distributions from net realized gains                       -               (0.43)         -
--------------------------------------------------  -----------         -----------    -------
    Total distributions                                       -               (0.43)         -
--------------------------------------------------  -----------         -----------    -------
Net asset value, end of period                      $     10.22         $     17.52    $ 16.39
==================================================  ===========         ===========    =======
Total return(b)                                            2.20%               9.78%     (5.75)%
==================================================  ===========         ===========    =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $     1,277         $    11,765    $ 1,100
==================================================  ===========         ===========    =======
Ratio of expenses to average net assets                    2.51%(d)(e)         2.26%(c)   2.29%(e)
==================================================  ===========         ===========    =======
Ratio of net investment income (loss) to average
  net assets                                              (0.47)%(e)(f)       (0.83)%(c) (0.83)%(e)
==================================================  ===========         ===========    =======
Portfolio turnover rate                                       6%                 97%        96%
==================================================  ===========         ===========    =======

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average net assets of $263,889,352 and $5,832,914 for Class B and Class C, respectively.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.49%, 3.38% and 6.20% (annualized) for 1996-1994.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.69)%, (1.54)% and (4.16)% (annualized) for 1996-1994.

                       INDEPENDENT AUDITORS' REPORT

                       To the Board of Directors and Shareholders
                       AIM International Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of the AIM Global Income Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended, and for the period September 15, 1994 (date operations commenced) through October 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Global Income Fund as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and for the period September 15, 1994 (date operations commenced) through October 31, 1994, in conformity with generally accepted accounting principles.

                                            /s/ KPMG PEAT MARWICK LLP
                                                KPMG Peat Marwick LLP

                       Houston, Texas
                       December 4, 1998

SCHEDULE OF INVESTMENTS

October 31, 1998

                                     PRINCIPAL(a)     MARKET
                                        AMOUNT         VALUE
U.S. DOLLAR DENOMINATED
NON-CONVERTIBLE BONDS & NOTES-52.79%

AEROSPACE/DEFENSE-0.29%

Pacific Aerospace & Electronics,
  Sr. Sub. Notes, 11.25%, 08/01/05
  (Acquired 07/24/98; Cost
  $350,000)(b)                       $   350,000    $   278,250
---------------------------------------------------------------

AIR FREIGHT-0.37%

Atlas Air, Inc., Sr. Notes, 10.75%,
  08/01/05                               350,000        351,750
---------------------------------------------------------------

AIRLINES-1.87%

Airplanes Pass Through Trust, Sub.
  Bonds, 10.875%, 03/15/19               230,000        239,345
---------------------------------------------------------------
America West Airlines, Inc., Pass
  Through Ctfs., 6.86%, 07/02/04         575,999        578,753
---------------------------------------------------------------
Delta Air Lines, Inc., Deb., 9.00%,
  05/15/16                               550,000        622,199
---------------------------------------------------------------
United Air Lines, Inc., Pass
  Through Ctfs., 9.56%, 10/19/18         300,000        366,051
---------------------------------------------------------------
                                                      1,806,348
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.31%

Advance Stores Co., Sr. Sub. Notes,
  10.25%, 04/15/08 (Acquired
  04/07/98; Cost $310,000)(b)            310,000        296,050
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-1.10%

Regions Financial Corp., Sub.
  Notes, 7.75%, 09/15/24                 500,000        556,345
---------------------------------------------------------------
Royal Bank of Scotland PLC (United
  Kingdom), Yankee Sub. Notes,
  6.375%, 02/01/11                       500,000        505,825
---------------------------------------------------------------
                                                      1,062,170
---------------------------------------------------------------

BANKS (MONEY CENTER)-1.01%

Deutsche Bank Financial, Gtd.
  Unsec. Sub. Deb., 6.70%, 12/13/06      750,000        754,800
---------------------------------------------------------------
First Union Bancorp, Sub. Deb.,
  7.50%, 04/15/35                        200,000        218,858
---------------------------------------------------------------
                                                        973,658
---------------------------------------------------------------

BANKS (REGIONAL)-1.66%

HSBC Americas Inc., Sub. Notes,
  7.00%, 11/01/06                        500,000        515,530
---------------------------------------------------------------
Mercantile Bancorp Inc., Unsec.
  Sub. Notes, 7.30%, 06/15/07          1,000,000      1,083,050
---------------------------------------------------------------
                                                      1,598,580
---------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-0.77%

Coca-Cola Enterprises, Inc.,
  Putable Notes, 8.35%, 06/20/20(c)    3,113,000        743,042
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-2.02%

Comcast Cable Communications,
  Notes, 8.50%, 05/01/27                 500,000        600,665
---------------------------------------------------------------

                                     PRINCIPAL(a)     MARKET
                                        AMOUNT         VALUE
BROADCASTING (TELEVISION, RADIO &
  CABLE)-(CONTINUED)

CSC Holdings Inc., Sr. Unsec. Deb.,
  7.625%, 07/15/18                   $   400,000    $   372,144
---------------------------------------------------------------
EchoStar DBS Corp., Sr. Gtd. Notes,
  12.50%, 07/01/02                       320,000        328,000
---------------------------------------------------------------
Kabelmedia Holdings GmbH (Germany),
  Sr. Unsec. Disc. Yankee Notes,
  13.625%, 08/01/06(d)                   200,000        153,000
---------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc.
  Notes, 11.875% 10/15/07(d)             700,000        323,750
---------------------------------------------------------------
TCI Communications Inc., Sr. Notes,
  8.00%, 08/01/05                        150,000        170,283
---------------------------------------------------------------
                                                      1,947,842
---------------------------------------------------------------

CHEMICALS-2.90%

Agrium, Inc. (Canada), Unsec.
  Yankee Notes, 7.00%, 02/01/04          350,000        359,772
---------------------------------------------------------------
Airgas Inc., Medium Term Notes,
  7.14%, 03/08/04                        500,000        519,375
---------------------------------------------------------------
Nova Chemicals Ltd. (Canada),
  Yankee Deb., 7.00%, 08/15/26           600,000        623,292
---------------------------------------------------------------
Nova Gas Transmission Ltd.
  (Canada), Yankee Deb., 8.50%,
  12/15/12                               450,000        549,153
---------------------------------------------------------------
Solutia Inc., Bonds, 6.72%,
  10/15/37                               500,000        512,990
---------------------------------------------------------------
Sterling Chemicals, Inc., Sr.
  Unsec. Sub. Notes, 11.75%,
  08/15/06                               300,000        232,500
---------------------------------------------------------------
                                                      2,797,082
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.26%

ProNet, Inc., Sr. Sub. Notes,
  11.875%, 06/15/05                      250,000        253,750
---------------------------------------------------------------

COMPUTERS (NETWORKING)-0.33%

Exodus Communications, Inc., Sr.
  Notes, 11.25%, 07/01/08 (Acquired
  06/26/98; Cost $360,000)(b)            360,000        322,200
---------------------------------------------------------------

CONSTRUCTION (CEMENT & AGGREGATES)-0.29%

Schuff Steel Co., Sr. Unsec. Gtd.
  Sub. Notes, 10.50%, 06/01/08           350,000        281,750
---------------------------------------------------------------

CONSUMER FINANCE-1.13%

Countrywide Capital III, Gtd.
  Notes, 8.05%, 06/15/27                 350,000        349,465
---------------------------------------------------------------
Household Finance Corp., Notes,
  7.125%, 09/01/05                       700,000        737,751
---------------------------------------------------------------
                                                      1,087,216
---------------------------------------------------------------

                                     PRINCIPAL(a)     MARKET
                                        AMOUNT         VALUE
CONTAINERS & PACKAGING
  (PAPER)-0.18%

BPC Holding Corp., Series B, Sr.
  Sec. Notes, 12.50%, 06/15/06       $   100,000    $   101,500
---------------------------------------------------------------
MVE Inc., Sr. Sec. Notes, 12.50%,
  02/15/02                                75,000         71,625
---------------------------------------------------------------
                                                        173,125
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.21%

AmeriServ Food Co., Gtd. Notes,
  10.125%, 07/15/07                      240,000        200,400
---------------------------------------------------------------

ELECTRIC COMPANIES-2.94%

Cleveland Electric Illumination,
  Series D Sr. Notes, 7.88%,
  11/01/17                               500,000        508,590
---------------------------------------------------------------
El Paso Electric Co.
  Series D Sec. First Mortgage
  Bonds, 8.90%, 02/01/06                 250,000        277,600
---------------------------------------------------------------
  Series E Sec. First Mortgage
  Bonds, 9.40%, 05/01/11                 250,000        285,083
---------------------------------------------------------------
Niagara Mohawk Power Corp.
  First Mortgage Notes, 9.25%,
  10/01/01                               650,000        706,901
---------------------------------------------------------------
  Sr. Unsec. Notes, 7.75%, 10/01/08    1,000,000      1,056,740
---------------------------------------------------------------
                                                      2,834,914
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.11%

Electronic Retailing Systems
  International, Inc., Sr. Disc.
  Notes, 13.25%, 02/01/04(d)             290,000        102,950
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-0.23%

Panda Funding Corp., Series A-1
  Pooled Project Bonds, 11.625%,
  08/20/12                               199,591        218,552
---------------------------------------------------------------

ENTERTAINMENT-1.89%

Ascent Entertainment Group, Sr.
  Sec. Disc. Notes, 11.875%,
  12/15/04(d)                            150,000         83,250
---------------------------------------------------------------
Silver Cinemas Inc., Sr. Sub.
  Notes, 10.50%, 04/15/05                350,000        309,750
---------------------------------------------------------------
Time Warner, Inc.
  Deb., 9.125%, 01/15/13                 500,000        618,815
---------------------------------------------------------------
  Notes, 8.18%, 08/15/07                 200,000        229,670
---------------------------------------------------------------
  Unsec. Deb., 6.85%, 01/15/26           250,000        264,860
---------------------------------------------------------------
Viacom, Inc., Sr. Unsec. Gtd. Deb.,
  7.625%, 01/15/16                       300,000        317,034
---------------------------------------------------------------
                                                      1,823,379
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.18%

Associates Corp. of North America,
  Bonds, 6.95%, 11/01/18                 500,000        504,425
---------------------------------------------------------------
Associates Corp. of North America,
  Series B Sr. Deb., 7.95%,
  02/15/10                               100,000        112,789
---------------------------------------------------------------
Finova Capital Corp., Unsec. Notes,
  7.40%, 05/06/06                        500,000        520,545
---------------------------------------------------------------
                                                      1,137,759
---------------------------------------------------------------

FOODS-1.62%

ConAgra Inc., Sr. Unsec. Notes,
  7.125%, 10/01/26                       900,000        955,314
---------------------------------------------------------------

                                     PRINCIPAL(a)     MARKET
                                        AMOUNT         VALUE
FOODS-(CONTINUED)

Del Monte Corp./Foods Co., Sr.
  Unsec. Sub. Notes, 12.25%,
  04/15/07                           $   260,000    $   279,500
---------------------------------------------------------------
RAB Enterprise, Inc., Sr. Notes,
  10.50%, 05/01/05 (Acquired
  04/28/98; Cost $350,000)(b)            350,000        322,000
---------------------------------------------------------------
                                                      1,556,814
---------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES-0.12%

Showboat Marina Casino Partnership
  & Showboat Marina Financial
  Corp., Series B Sec. First
  Mortgage Notes, 13.50%, 03/15/03       100,000        113,500
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.79%

Global Health Sciences, Sr. Notes,
  11.00%, 05/01/08                       270,000        238,950
---------------------------------------------------------------
Watson Pharmaceuticals Inc., Sr.
  Notes, 7.125%, 05/15/08                500,000        525,155
---------------------------------------------------------------
                                                        764,105
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.53%

Tenet Healthcare Corp., Sr. Notes,
  8.00%, 01/15/05                        500,000        508,720
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-1.08%

Alaris Medical Systems, Sr. Unsec.
  Gtd. Sub. Deb., 9.75%, 12/01/06        200,000        187,000
---------------------------------------------------------------
Beckman Coulter, Sr. Unsec. Gtd.
  Notes, 7.45%, 03/04/08                 500,000        493,710
---------------------------------------------------------------
Dade International Inc., Series B
  Sr. Sub. Notes, 11.125%, 05/01/06      100,000        107,500
---------------------------------------------------------------
Mediq, Inc., Sr. Unsec. Sub. Notes,
  11.00%, 06/01/08 (Acquired
  05/21/98; Cost $280,000)(b)            280,000        253,400
---------------------------------------------------------------
                                                      1,041,610
---------------------------------------------------------------

HOMEBUILDING-0.75%

D.R. Horton, Inc., Unsec. Gtd.
  Notes, 10.00%, 04/15/06                 55,000         56,375
---------------------------------------------------------------
Engle Homes Inc., Sr. Unsec. Gtd.
  Sub. Notes, 9.25%, 02/01/08            350,000        335,125
---------------------------------------------------------------
Schuler Homes, Sr. Unsec. Gtd. Sub.
  Notes, 9.00%, 04/15/08                 370,000        334,850
---------------------------------------------------------------
                                                        726,350
---------------------------------------------------------------

HOUSEWARES-0.31%

Decora Industries, Inc., Sr. Sec.
  Notes, 11.00%, 05/01/05 (Acquired
  04/24/98; Cost $341,730)(b)            350,000        302,750
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.78%

Torchmark Corp., Notes, 7.875%,
  05/15/23                               750,000        751,028
---------------------------------------------------------------

                                     PRINCIPAL(a)     MARKET
                                        AMOUNT         VALUE
INSURANCE (PROPERTY-CASUALTY)-1.07%

Terra Nova Holdings (United
  Kingdom), Sr. Sec. Gtd. Notes,
  7.20%, 08/15/07                    $   500,000    $   517,054
---------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 7.00%,
  05/15/08 (Acquired 05/12/98; Cost
  $499,495)(b)                           500,000        511,135
---------------------------------------------------------------
                                                      1,028,189
---------------------------------------------------------------

IRON & STEEL-0.46%

Acme Metal Inc., Sr. Unsec. Gtd.
  Deb., 10.875%, 12/15/07(e)             438,000         89,790
---------------------------------------------------------------
GS Industries, Inc., Sr. Gtd.
  Notes, 12.00%, 09/01/04                200,000        151,000
---------------------------------------------------------------
Sheffield Steel Corp., First
  Mortgage Notes, 11.50%, 12/01/05       250,000        203,750
---------------------------------------------------------------
                                                        444,540
---------------------------------------------------------------

LODGING-HOTELS-0.59%

Coast Hotels & Casinos Inc., Series
  B Sec. First Mortgage Gtd. Notes,
  13.00%, 12/15/02                        70,000         78,750
---------------------------------------------------------------
ITT Corp., Unsec. Gtd. Deb.,
  7.375%, 11/15/15                       150,000        129,302
---------------------------------------------------------------
John Q. Hammons Hotels Inc., Sec.
  First Mortgage Notes, 9.75%,
  10/01/05                               100,000         89,750
---------------------------------------------------------------
Stena Line A.B. (Sweden), Sr.
  Yankee Notes, 10.625%, 06/01/08        310,000        271,250
---------------------------------------------------------------
                                                        569,052
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-1.25%

First Wave Marine, Inc., Sr. Unsec.
  Gtd. Notes, 11.00%, 02/01/08           250,000        238,750
---------------------------------------------------------------
MMI Products Inc., Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                260,000        271,700
---------------------------------------------------------------
Owens Corning, Unsec. Bonds, 7.50%,
  08/01/18                               750,000        692,504
---------------------------------------------------------------
                                                      1,202,954
---------------------------------------------------------------

METALS MINING-0.28%

Rio Algom Ltd. (Canada), Yankee
  Unsec. Deb., 7.05%, 11/01/05           250,000        273,865
---------------------------------------------------------------

NATURAL GAS-1.42%

Dynegy Inc., Sr. Unsec. Deb.,
  7.125%, 05/15/18                       500,000        511,935
---------------------------------------------------------------
Enron Corp., Sr. Sub. Deb., 8.25%,
  09/15/12                               500,000        567,909
---------------------------------------------------------------
Ferrellgas Partners, Series B Sr.
  Sec. Gtd. Notes, 9.375%, 06/15/06      300,000        292,500
---------------------------------------------------------------
                                                      1,372,344
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.21%

United Stationer Supply, Sr. Sub.
  Notes, 12.75%, 05/01/05                180,000        200,700
---------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED)-0.59%

Gulf Canada Resources, Ltd.
  (Canada), Sr. Yankee Unsec.
  Notes, 8.35%, 08/01/06                 550,000        571,093
---------------------------------------------------------------

                                     PRINCIPAL(a)     MARKET
                                        AMOUNT         VALUE
OIL & GAS (DRILLING & EQUIPMENT)-1.25%

Petro Geo-Services ASA (Norway),
  Sr. Notes, 7.125%, 03/30/28        $   500,000    $   486,295
---------------------------------------------------------------
R&B Falcon Corp., Sr. Unsec. Notes,
  7.375%, 04/15/18                       750,000        722,205
---------------------------------------------------------------
                                                      1,208,500
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-2.34%

Abraxas Petroleum Corp., Series D
  Sr. Unsec. Gtd. Notes, 11.50%,
  11/01/04                                95,000         71,725
---------------------------------------------------------------
Canadian Forest Oil Ltd. (Canada)
  Sr. Yankee Unsec. Sub. Notes,
  8.75%, 09/15/07                        250,000        223,750
---------------------------------------------------------------
Chesapeake Energy Corp., Sr. Unsec.
  Gtd. Notes, 9.625%, 05/01/05           160,000        137,600
---------------------------------------------------------------
Kelley Oil & Gas Corp.,
  Series B Sr. Gtd. Sub. Notes,
  10.375%, 10/15/06                      250,000        188,750
---------------------------------------------------------------
  Series C Sr. Sub. Notes, 10.375%,
  10/15/06 (Acquired 05/26/98; Cost
  $101,500)(b)                           100,000         75,500
---------------------------------------------------------------
Louis Dreyfus Natural Gas, Sr. Sub.
  Notes, 9.25%, 06/15/04                 500,000        545,935
---------------------------------------------------------------
Queens Sand Resources, Sr. Notes,
  12.50%, 07/01/08 (Acquired
  06/30/98; Cost $350,000)(b)            350,000        281,750
---------------------------------------------------------------
Talisman Energy Inc. (Canada)
  Yankee Deb.,
  7.125%, 06/01/07                       250,000        254,760
---------------------------------------------------------------
  7.25%, 10/15/27                        500,000        476,725
---------------------------------------------------------------
                                                      2,256,495
---------------------------------------------------------------

OIL & GAS (REFINING & MARKETING)-0.31%

Texas Petrochemical Corp., Sr.
  Unsec. Sub. Notes, 11.125%,
  07/01/06                               320,000        299,200
---------------------------------------------------------------

PERSONAL CARE-0.54%

Alberto-Culver Corp., Notes,
  6.375%, 06/15/28                       500,000        523,915
---------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-0.51%

Kincaid Generation LLC, Sec. Bonds,
  7.33%, 06/15/20 (Acquired
  04/30/98; Cost $501,235)(b)            500,000        492,425
---------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-0.32%

News America Holdings, Inc., Sr.
  Gtd. Deb., 9.25%, 02/01/13             250,000        307,110
---------------------------------------------------------------

RAILROADS-0.51%

Norfolk Southern Corp., Putable
  Bonds, 7.05%, 05/01/37                 450,000        495,108
---------------------------------------------------------------

                                     PRINCIPAL(a)     MARKET
                                        AMOUNT         VALUE
REAL ESTATE INVESTMENT TRUST-1.38%

Glenborough Realty Trust, Sr.
  Notes, 7.625%, 03/15/05 (Acquired
  03/18/98; Cost $499,185)(b)        $   500,000    $   493,516
---------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec.
  Notes, 7.625%, 03/15/08                400,000        386,980
---------------------------------------------------------------
Spieker Properties LP, Unsec. Deb.,
  7.35%, 12/01/17                        500,000        448,645
---------------------------------------------------------------
                                                      1,329,141
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.30%

Carr-Gottstein Foods Co., Sr. Sub.
  Notes, 12.00%, 11/15/05                250,000        286,875
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.18%

Plainwell, Inc., Sr. Sub. Notes,
  11.00%, 03/01/08 (Acquired
  03/03/98-03/04/98; Cost
  $231,025)(b)                           230,000        173,650
---------------------------------------------------------------

RETAIL (SPECIALTY)-1.16%

CEX Holdings, Inc., Sr. Sub. Notes,
  9.625%, 06/01/08 (Acquired
  05/20/98; Cost $350,000)(b)            350,000        332,500
---------------------------------------------------------------
CSK Auto Inc., Sr. Gtd. Sub. Deb.,
  11.00%, 11/01/06                       130,000        130,650
---------------------------------------------------------------
Renters Choice Inc., Sr. Sub.
  Notes, 11.00%, 08/15/08 (Acquired
  08/13/98; Cost $350,000)(b)            350,000        339,500
---------------------------------------------------------------
US Office Products Co., Sr. Sub.
  Notes, 9.75%, 06/15/08 (Acquired
  06/05/98; Cost $348,383)(b)            350,000        276,500
---------------------------------------------------------------
Wilson's-The Leather Experts, Inc.,
  Sr. Notes, 11.25%, 08/15/04             40,000         40,200
---------------------------------------------------------------
                                                      1,119,350
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.12%

J Crew Operating Corp., Sr. Sub.
  Notes, 10.375%, 10/15/07               150,000        113,250
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.65%

Sovereign Bancorp, Inc., Sub.
  Notes, 8.00%, 03/15/03                 600,000        626,058
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-0.21%

MDC Communications Corp. (Canada),
  Sr. Yankee Unsec. Sub. Notes,
  10.50%, 12/01/06                       200,000        199,000
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.54%

Choice Hotels International, Inc.,
  Notes, 7.125%, 05/01/08 (Acquired
  04/28/98; Cost $496,770)(b)            500,000        515,545
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.25%

MSX International Inc., Unsec. Sr.
  Sub. Notes, 11.375%, 01/15/08          260,000        236,600
---------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL)-0.18%

ATC Group Services Inc., Sr. Unsec.
  Gtd. Sub. Notes, 12.00%, 01/15/08      250,000        176,250
---------------------------------------------------------------

                                     PRINCIPAL(a)     MARKET
                                        AMOUNT         VALUE
SHIPPING-0.52%

Alpha Shipping PLC (United
  Kingdom), Series A Sr. Notes,
  9.50%, 02/15/08                    $   320,000    $   174,400
---------------------------------------------------------------
Holt Group, Sr. Notes, 9.75%,
  01/15/06 (Acquired 01/15/98; Cost
  $25,188)(b)                             25,000         16,625
---------------------------------------------------------------
Pacific & Atlantic Holdings, First Mortgage
  Notes,  11.50%, 05/30/08 (Acquired
  05/21/98; Cost $384,345)(b)            390,000        312,000
---------------------------------------------------------------
                                                        503,025
---------------------------------------------------------------

SOVEREIGN DEBT-1.44%

Province of Manitoba (Canada),
  Yankee Bonds, 7.75%, 07/17/16          300,000        348,828
---------------------------------------------------------------
Province of Quebec (Canada), Notes,
  6.29%, 03/06/26                        500,000        517,120
---------------------------------------------------------------
Province of Quebec (Canada), Yankee
  Notes, 5.735%, 03/02/26                500,000        525,895
---------------------------------------------------------------
                                                      1,391,843
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-1.07%

KMC Telecom Holdings Inc., Sr.
  Unsec. Disc. Notes, 12.50%,
  02/15/08(d)                            360,000        166,500
---------------------------------------------------------------
Nextel Communications, Series AI
  Sr. Notes, 12.00%, 11/01/08
  (Acquired 10/28/98; Cost
  $522,463)(b)                           530,000        551,200
---------------------------------------------------------------
PageMart Wireless, Inc., Sr. Sub.
  Disc. Notes, 11.25%, 02/01/08(d)       600,000        312,000
---------------------------------------------------------------
                                                      1,029,700
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-2.06%

Cable & Wireless Communications PLC
  (United Kingdom), Yankee Notes,
  6.75%, 03/06/08                        500,000        505,510
---------------------------------------------------------------
Centel Capital, Deb., 9.00%,
  10/15/19                               300,000        376,425
---------------------------------------------------------------
Esprit Telecom Group PLC (United
  Kingdom), Sr. Unsec. Yankee
  Notes, 11.50%, 12/15/07                250,000        226,250
---------------------------------------------------------------
MCI Communications Corp., Putable
  Sr. Unsec. Deb., 7.125%, 06/15/27      650,000        701,272
---------------------------------------------------------------
Versatel Telecom B.V.
  (Netherlands), Sr. Notes, 13.25%,
  5/15/08 (Acquired 05/20/98; Cost
  $190,000)(b)                           190,000        177,650
---------------------------------------------------------------
                                                      1,987,107
---------------------------------------------------------------

TELEPHONE-1.96%

Dobson Wireline Co., Sr. Notes,
  12.25%, 06/15/08 (Acquired
  06/10/98; Cost $350,000)(b)            350,000        308,875
---------------------------------------------------------------
Esat Holdings Ltd. (Ireland), Sr.
  Yankee Notes, 12.50%, 02/01/07(d)      350,000        211,750
---------------------------------------------------------------
ICG Services Inc., Sr. Unsec. Disc.
  Notes, 10.00%, 02/15/08(d)             600,000        295,500
---------------------------------------------------------------

                                     PRINCIPAL(a)     MARKET
                                        AMOUNT         VALUE
TELEPHONE-(CONTINUED)

NTL Inc., Sr. Notes, 11.50%,
  10/01/08 (Acquired 10/26/98; Cost
  $520,000)(b)                       $   520,000    $   538,200
---------------------------------------------------------------
SBC Communications Inc., Deb.,
  7.375%, 07/15/43                       500,000        536,185
---------------------------------------------------------------
                                                      1,890,510
---------------------------------------------------------------

TEXTILES (APPAREL)-0.52%

Fruit of the Loom, Notes, 6.50%,
  11/15/03                               500,000        503,190
---------------------------------------------------------------

TRUCKERS-0.29%

Travelcenters of America Inc., Sr.
  Unsec. Gtd. Sub. Deb., 10.25%,
  04/01/07                               290,000        283,475
---------------------------------------------------------------

WASTE MANAGEMENT-1.28%

Allied Waste Industries, Sr. Unsec.
  Disc. Notes, 11.30%, 06/01/07(d)       540,000        407,700
---------------------------------------------------------------
Norcal Waste Systems Inc., Series B
  Sr. Gtd. Notes, 13.50%, 11/15/05       125,000        135,625
---------------------------------------------------------------
WMX Technologies, Inc., Unsec.
  Notes, 7.10%, 08/01/26                 650,000        695,071
---------------------------------------------------------------
                                                      1,238,396
---------------------------------------------------------------
    Total U.S. Dollar Denominated
      Non-Convertible Bonds & Notes
      (Cost $52,167,765)                             50,904,099
---------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED
NON-CONVERTIBLE BONDS & NOTES(F)-13.48%
CANADA-6.45%
Bank of Montreal (Banks-Money
  Center), Sub. Deb., 7.92%,
  07/31/12          CAD                  300,000   $   221,506
--------------------------------------------------------------
Bell Canada (Telephone), Unsec.
  Deb., 10.875%, 10/11/04                250,000       205,820
--------------------------------------------------------------
Bell Mobility Cellular
  (Telecommunications-
  Cellular/Wireless), Deb., 6.55%,
  06/02/08                               750,000       489,943
--------------------------------------------------------------
Canadian Oil Debco Inc. (Oil &
  Gas-Exploration & Production),
  Deb., 11.00%, 10/31/00                 250,000       177,877
--------------------------------------------------------------
Clearnet Communications
  (Telecommunications-Cellular/Wireless),
  Sr. Disc. Notes,(d) 10.40%,
  05/15/08                             1,200,000       348,136
--------------------------------------------------------------
  Sr. Disc. Notes, 11.75%, 08/13/07
  (Acquired 07/31/97-11/04/97; Cost
  $517,483)(b)(d)                      1,100,000       369,044
--------------------------------------------------------------
Molson Breweries Co. Ltd.
  (Beverages-Alcoholic), Unsub.
  Notes, 6.00%, 06/02/08 (Acquired
  01/27/98; Cost $480,552)(b)            700,000       453,811
--------------------------------------------------------------

                                     PRINCIPAL(a)     MARKET
                                        AMOUNT         VALUE
CANADA-(CONTINUED)
NAV Canada (Services-Commercial &
  Consumer), Bonds, 7.40%,
  06/01/27   CAD                       1,000,000    $   758,697
---------------------------------------------------------------
Ontario Hydro (Electric Companies),
  Deb., 9.00%, 06/24/02                1,000,000        737,597
---------------------------------------------------------------
Ontario Hydro Residual (Electric
  Companies), Deb., 10.00%,
  02/06/20(c)                          2,750,000        491,060
---------------------------------------------------------------
Poco Petroleums Ltd. (Oil &
  Gas-Exploration & Production),
  Unsec. Deb., 6.60%, 09/11/07           750,000        467,492
---------------------------------------------------------------
Telegobe Canada, Inc. (Telephone),
  Unsec. Deb., 8.35%, 06/20/03           650,000        466,437
---------------------------------------------------------------
Trans-Canada Pipelines (Natural
  Gas), Series Q Deb., 10.625%,
  10/20/09                               375,000        327,389
---------------------------------------------------------------
  Unsec. Notes, 8.55%, 02/01/06          500,000        369,754
---------------------------------------------------------------
Westcoast Energy, Inc. (Oil &
  Gas-Exploration & Production),
  Deb., 6.45%,12/18/06 (Acquired
  12/03/96; Cost $369,682)(b)            500,000        334,989
---------------------------------------------------------------
                                                      6,219,552
---------------------------------------------------------------

GERMANY-1.86%

International Bank for
  Reconstruction & Development
  (Banks-Money Center), Unsec.
  Global Bonds, 7.125%, 04/12/05DEM    1,400,000        999,701
---------------------------------------------------------------
LKB Global (Financial-Diversified),
  Gtd. Notes, 6.00%, 01/25/06          1,200,000        794,923
---------------------------------------------------------------
                                                      1,794,624
---------------------------------------------------------------

NEW ZEALAND-2.98%

International Bank for
  Reconstruction & Development
  (Banks-Money Centers), Sr. Unsec.
  Notes, 7.25%, 01/16/02     NZD         500,000        271,883
---------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.25%.
  05/27/03                             2,200,000      1,214,913
---------------------------------------------------------------
  Sr. Notes, 6.77%, 08/20/07(c)          750,000        230,009
---------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 5.50%,
  11/03/08                             2,250,000      1,152,029
---------------------------------------------------------------
                                                      2,868,834
---------------------------------------------------------------

UNITED KINGDOM-2.19%

International Bank for
  Reconstruction & Development
  (Banks-Money Center), Sr. Unsec.
  Sub. Notes, 6.875%, 07/14/00 GBP       750,000      1,272,189
---------------------------------------------------------------

                                     PRINCIPAL(a)     MARKET
                                        AMOUNT         VALUE
UNITED KINGDOM-(CONTINUED)

Sutton Bridge Financial
  Ltd.(Financial-Diversified), Gtd.
  Bonds, 8.625%, 06/30/22 (Acquired
  05/29/97; Cost $733,642)(b)   GBP      450,000    $   843,232
---------------------------------------------------------------
                                                      2,115,421
---------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Non-Convertible
      Bonds & Notes (Cost
      $13,252,025)                                   12,998,431
---------------------------------------------------------------
NON-U.S. DOLLAR DENOMINATED
CONVERTIBLE BONDS & NOTES(F)-0.89%
GERMANY-0.40%
Daimler-Benz A.G. (Automobiles),
  Conv. Gtd. Unsub. Eurobonds,
  4.125%, 07/05/03  DEM                  430,000        388,406
---------------------------------------------------------------
UNITED KINGDOM-0.49%
National Grid Co. PLC (Electric
  Companies), Conv. Bonds, 4.25%,
  02/17/08        GBP                    250,000        467,417
---------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Convertible Bonds
      & Notes (Cost $765,956)                           855,823
---------------------------------------------------------------
NON-U.S. DOLLAR DENOMINATED
GOVERNMENT BONDS & NOTES(F)-13.33%
CANADA-3.58%
B.C. Generic Residual, Deb.,
  13.88%, 06/21/04(c)           CAD      150,000         72,371
---------------------------------------------------------------
Municipal Finance Authority of
  British Columbia, Bonds, 7.75%,
  12/01/05                               500,000        367,138
---------------------------------------------------------------
Canada Government,
  Bonds, 7.00%, 12/01/06               1,000,000        731,384
---------------------------------------------------------------
  Bonds, 6.625%, 10/03/07       NZD    1,200,000        650,614
---------------------------------------------------------------
Ontario Province, Deb.,
  11.125%, 02/14/01             GBP      650,000      1,192,910
---------------------------------------------------------------
  Sr. Unsub. Notes, 8.00%,
    03/11/03     CAD                     600,000        435,343
---------------------------------------------------------------
                                                      3,449,760
---------------------------------------------------------------

GERMANY-1.84%

Bundesrepublik Deutschland, Bonds,
  6.75%, 07/15/04               DEM      750,000        519,835
---------------------------------------------------------------
  Bonds, 6.875%, 05/12/05                400,000        281,322
---------------------------------------------------------------
  Bonds, 5.25%, 01/04/08               1,500,000        978,933
---------------------------------------------------------------
                                                      1,780,090
---------------------------------------------------------------

NEW ZEALAND-2.17%

Federal National Mortgage
  Association, Notes, 7.25%,
  06/20/02                   NZD       1,250,000        684,999
---------------------------------------------------------------
New Zealand Government,
  Bonds, 8.00%, 02/15/01               1,000,000        560,537
---------------------------------------------------------------
  Bonds, 8.00%, 11/15/06                 500,000        309,522
---------------------------------------------------------------
  Bonds, 7.00%, 07/15/09                 900,000        538,799
---------------------------------------------------------------
                                                      2,093,857
---------------------------------------------------------------

                                     PRINCIPAL(a)     MARKET
                                        AMOUNT         VALUE
SWEDEN-2.74%

Swedish Government,
  Bonds, 6.00%, 02/09/05        SEK    4,000,000    $   557,609
---------------------------------------------------------------
  Bonds, 6.50%, 10/25/06               4,000,000        579,828
---------------------------------------------------------------
  Bonds, 5.00%, 01/28/09              11,500,000      1,507,025
---------------------------------------------------------------
                                                      2,644,462
---------------------------------------------------------------

UNITED KINGDOM-3.00%

United Kingdom Treasury,
  Bonds, 8.00%, 12/07/00        GBP      350,000        616,148
---------------------------------------------------------------
  Bonds, 7.50%, 12/07/06                 450,000        871,418
---------------------------------------------------------------
  Gtd. Notes, 7.00%, 11/06/01            800,000      1,405,209
---------------------------------------------------------------
                                                      2,892,775
---------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Government Bonds
      & Notes (Cost $12,535,884)                     12,860,944
---------------------------------------------------------------

                                       SHARES
DOMESTIC COMMON STOCKS-0.01%
TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.01%

Nextel Communications, Inc.-Class
  A(e) (Cost $9,000)                         557   $    10,096
--------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS-0.97%
BANKS (REGIONAL)-0.48%

Westpac Banking Corp. STRYPES
  Trust-$3.135 Conv. Pfd.                 16,000       459,000
--------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.49%

Conseco Inc.-$4.278 Conv. PRIDES           4,000       476,000
--------------------------------------------------------------
    Total Domestic Convertible
      Preferred Stocks (Cost
      $746,100)                                        935,000
--------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS-0.13%
FRANCE-0.05%

Societe Generale (Banks-Major
  Regional)                                  350        46,320
--------------------------------------------------------------

UNITED KINGDOM-0.08%

Glaxo Wellcome PLC (Health
  Care-Drugs-Generic & Other)              2,607        80,954
--------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $84,949)                                         127,274
--------------------------------------------------------------

WARRANTS-0.04%

ELECTRICAL EQUIPMENT-0.00%

Electronic Retailing Systems
  International, Inc., expiring
  02/01/04(g)                                290         1,450
--------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.00%

KMC Telecom Holdings Inc., expiring
  04/15/08 (Acquired
  01/26/98-03/03/98; Cost $0)(b)(g)          360         1,170
--------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-0.00%

MVE Inc., expiring 02/15/02(g)               100         1,000
--------------------------------------------------------------

                                                     MARKET
                                       SHARES         VALUE
HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-(CONTINUED)

Versatel, expiring 01/15/07
  (Acquired 05/20/98; Cost
  $0)(b)(g)                                  190   $     1,924
--------------------------------------------------------------
                                                         2,924
--------------------------------------------------------------

PERSONAL CARE-0.00%

IHF Capital Inc., Series I,
  expiring 11/14/99(g)                        70            35
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.01%

Clearnet Communications Inc.,
  expiring 09/15/05(g)                       330         2,310
--------------------------------------------------------------
Orion Network Systems, Inc.,
  expiring 01/15/07(g)                       420         4,830
--------------------------------------------------------------
                                                         7,140
--------------------------------------------------------------

TELEPHONE-0.03%

ESAT Holdings Ltd., expiring
  02/01/07 (Acquired 06/16/97; Cost
  $0)(b)(g)                                  350        14,875
--------------------------------------------------------------
Intermedia Communications Inc.,
  expiring 06/01/00(g)                       150         8,235
--------------------------------------------------------------
Knology Holdings, Inc., expiring
  10/15/07 (Acquired 03/12/98; Cost
  $0)(b)(g)                                  700         1,575
--------------------------------------------------------------
                                                        24,685
--------------------------------------------------------------
    Total Warrants (Cost $2,812)                        37,404
--------------------------------------------------------------

                                     PRINCIPAL(a)     MARKET
                                        AMOUNT         VALUE
U.S. TREASURY SECURITIES-13.71%

Bonds, 6.875%, 05/15/06              $ 1,500,000    $ 1,717,050
---------------------------------------------------------------
Bonds, 6.375%, 08/15/27                1,000,000      1,152,260
---------------------------------------------------------------
Bonds, 6.125%, 11/15/27                4,500,000      5,059,170
---------------------------------------------------------------
Bonds, 5.50%, 08/15/28                 3,000,000      3,155,160
---------------------------------------------------------------
Notes, 5.75%, 04/30/03                 1,000,000      1,056,350
---------------------------------------------------------------
Notes, 5.625%, 05/15/08                1,000,000      1,077,500
---------------------------------------------------------------
    Total U.S. Treasury Securities
      (Cost $12,796,171)                             13,217,490
---------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-1.09%
Fannie Mae, Unsec. Sr. Notes,
  6.875%, 06/07/02(f)           GBP      350,000        613,921
---------------------------------------------------------------
Tennessee Valley Authority, Bonds,
  5.98%, 04/01/36                        400,000        430,664
---------------------------------------------------------------
    Total U.S. Government Agency
      Securities (Cost $981,642)                      1,044,585
---------------------------------------------------------------
REPURCHASE AGREEMENT(H)-3.39%
SBC Warburg Dillion Read Inc.,
  5.40%, 11/02/98(i) (Cost
  $3,269,626)                          3,269,626      3,269,626
---------------------------------------------------------------
TOTAL INVESTMENTS-99.83%                             96,260,772
---------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-0.17%                     164,933
---------------------------------------------------------------
NET ASSETS-100.00%                                  $96,425,705
===============================================================

Notes to Schedule of Investments:

(a) Principal amount is in U.S. Dollars, except as indicated by note(f).
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144 under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 10/31/98 was $9,191,841 which represented 9.53% of the Fund's net assets.
(c) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(d) Discounted bond at purchase. Interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e) Non-income producing security.
(f) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(g) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(h) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(i) Joint repurchase agreement entered into 10/30/98 with a maturing value of $1,300,585,000. Collateralized by $2,856,569,000, U.S. Government
    obligations, 0% to 5.50% due 11/15/98 to 02/15/25 with an aggregate market value at 10/31/98 of $1,326,231,109.

Abbreviations:

AUD     - Australian Dollar
CAD     - Canadian Dollar
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
DEM     - German Deutschmark
Disc.   - Discounted
FRF     - French Franc
GBP     - British Pound Sterling
Gtd.    - Guaranteed
JPY     - Japanese Yen
NZD     - New Zealand Dollar
Pfd.    - Preferred
PIK     - Payment in Kind
PRIDES  - Preferred Redemption Increased Dividend Equity Securities
Sec.    - Secured
SEK     - Swedish Krona
Sr.     - Senior
STRYPES - Structured Yield Product Exchangeable for Stock
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1998

ASSETS:

Investments, at market value (cost
  $96,611,930)                                  $96,260,772
-----------------------------------------------------------
Foreign currencies, at value (cost $102,681)        101,056
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,454,678
-----------------------------------------------------------
  Capital stock sold                                608,272
-----------------------------------------------------------
  Dividends and interest                          2,188,276
-----------------------------------------------------------
Investment for deferred compensation plan            15,013
-----------------------------------------------------------
Other assets                                         14,249
-----------------------------------------------------------
    Total assets                                100,642,316
-----------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           3,290,537
-----------------------------------------------------------
  Capital stock reacquired                          425,030
-----------------------------------------------------------
  Dividends                                          90,387
-----------------------------------------------------------
  Deferred compensation plan                         15,013
-----------------------------------------------------------
  Forward contracts                                 263,269
-----------------------------------------------------------
Accrued advisory fees                                19,371
-----------------------------------------------------------
Accrued administrative services fees                  6,500
-----------------------------------------------------------
Accrued directors' fees                                 710
-----------------------------------------------------------
Accrued distribution fees                            58,901
-----------------------------------------------------------
Accrued transfer agent fees                          35,268
-----------------------------------------------------------
Accrued operating expenses                           11,625
-----------------------------------------------------------
    Total liabilities                             4,216,611
-----------------------------------------------------------
Net assets applicable to shares outstanding     $96,425,705
-----------------------------------------------------------

NET ASSETS:

Class A                                         $58,115,163
===========================================================
Class B                                         $36,525,102
===========================================================
Class C                                         $ 1,785,440
===========================================================
Capital stock, $0.001 par value per share:
Class A:
  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                     5,485,113
===========================================================
Class B:
  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                     3,449,368
===========================================================
Class C:
  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                       168,672
===========================================================
Class A:
  Net asset value and redemption price per
    share                                       $     10.60
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.60 divided by
    95.25%)                                     $     11.13
-----------------------------------------------------------
===========================================================
Class B:
  Net asset value and offering price per share  $     10.59
===========================================================
Class C:
  Net asset value and offering price per share  $     10.59
===========================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1998

INVESTMENT INCOME:

Interest                                        $ 5,562,739
-----------------------------------------------------------
Dividends (net of $1,316 foreign withholding
  tax)                                               76,224
-----------------------------------------------------------
      Total investment income                     5,638,963
-----------------------------------------------------------

EXPENSES:

Advisory fees                                       518,363
-----------------------------------------------------------
Administrative services fees                         81,456
-----------------------------------------------------------
Custodian fees                                       25,580
-----------------------------------------------------------
Directors' fees                                       9,626
-----------------------------------------------------------
Distribution fees-Class A                           213,249
-----------------------------------------------------------
Distribution fees-Class B                           304,834
-----------------------------------------------------------
Distribution fees-Class C                             9,186
-----------------------------------------------------------
Transfer agent fees-Class A                          98,614
-----------------------------------------------------------
Transfer agent fees-Class B                          77,632
-----------------------------------------------------------
Transfer agent fees-Class C                           2,340
-----------------------------------------------------------
Other                                               101,251
-----------------------------------------------------------
      Total expenses                              1,442,131
-----------------------------------------------------------
Less:
      Fees waived by advisor                       (365,730)
-----------------------------------------------------------
      Expenses paid indirectly                       (2,411)
-----------------------------------------------------------
      Net expenses                                1,073,990
-----------------------------------------------------------
Net investment income                             4,564,973
-----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FORWARD CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                            (736,111)
-----------------------------------------------------------
  Foreign currencies                                 (7,238)
-----------------------------------------------------------
  Forward currency contracts                        450,204
-----------------------------------------------------------
                                                   (293,145)
-----------------------------------------------------------
Net unrealized appreciation (depreciation) of:
  Investment securities                          (2,167,780)
-----------------------------------------------------------
  Foreign currencies                                  3,285
-----------------------------------------------------------
  Forward currency contracts                       (215,660)
-----------------------------------------------------------
                                                 (2,380,155)
-----------------------------------------------------------
  Net gain (loss) from investment securities,
    foreign currencies and forward currency
    contracts                                    (2,673,300)
-----------------------------------------------------------
Net increase in net assets resulting from
  operations                                    $ 1,891,673
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1998 and 1997

                                                                  1998           1997
                                                              ------------    -----------
OPERATIONS:

  Net investment income                                       $  4,564,973    $ 3,129,370
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and forward currency contracts             (293,145)       397,245
-----------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities, foreign currencies and forward currency
    contracts                                                   (2,380,155)       794,339
-----------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         1,891,673      4,320,954
-----------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                       (2,295,926)    (1,835,866)
-----------------------------------------------------------------------------------------
  Class B                                                       (1,495,827)    (1,337,369)
-----------------------------------------------------------------------------------------
  Class C                                                          (42,707)          (767)
-----------------------------------------------------------------------------------------
Return of capital distribution:
  Class A                                                         (354,717)            --
-----------------------------------------------------------------------------------------
  Class B                                                         (250,576)            --
-----------------------------------------------------------------------------------------
  Class C                                                           (8,211)            --
-----------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                         (258,088)      (311,081)
-----------------------------------------------------------------------------------------
  Class B                                                         (181,448)      (242,850)
-----------------------------------------------------------------------------------------
  Class C                                                           (5,682)          (605)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       29,014,691      8,692,165
-----------------------------------------------------------------------------------------
  Class B                                                       12,527,487      8,049,066
-----------------------------------------------------------------------------------------
  Class C                                                        1,597,917        239,702
-----------------------------------------------------------------------------------------
    Net increase in net assets                                  40,138,586     17,573,349
=========================================================================================

NET ASSETS:

  Beginning of period                                           56,287,119     38,713,770
-----------------------------------------------------------------------------------------
  End of period                                               $ 96,425,705    $56,287,119
=========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $ 96,795,220    $54,262,086
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       222,498        (10,921)
-----------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies and forward currency
    contracts                                                       15,255        263,067
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and forward currency
    contracts                                                     (607,268)     1,772,887
-----------------------------------------------------------------------------------------
                                                              $ 96,425,705    $56,287,119
=========================================================================================

NOTES TO FINANCIAL STATEMENTS
October 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Income Fund (the "Fund") is an investment portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM Global Income Fund, AIM Asian Growth Fund, AIM European Development Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM International Equity Fund. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in the financial statements pertains only to the Fund. The Fund's investment objective is to provide high current income.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations-Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Investment securities for which prices are not provided by the pricing service and which are listed or traded on an exchange (except convertible bonds) are valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day unless the Board of Directors, or persons designated by the Board of Directors, determines that the over-the-counter quotations more closely reflect the current market value of the security. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Each security reported in the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in accordance with methods which are specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities, as well as corporate bonds and U.S. Government securities, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities and exchange rates occur during such period, then these securities and exchange rates will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations-Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts-A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

    Outstanding contracts at October 31, 1998 were as follows:

                                                             UNREALIZED
SETTLEMENT                                   CONTRACT TO    APPRECIATION
   DATE         DELIVER           VALUE        RECEIVE     (DEPRECIATION)
----------  ----------------   -----------   -----------   --------------
11/04/98    CAD    5,500,000   $ 3,565,633   $ 3,650,786     $  85,153
11/04/98    NZD    2,200,000     1,164,217     1,119,140       (45,077)
11/04/98    NZD      800,000       423,352       399,480       (23,872)
11/09/98    CAD    2,750,000     1,782,812     1,806,003        23,191
11/10/98    CAD    2,250,000     1,458,664     1,486,012        27,348
11/30/98    DEM    3,100,000     1,875,845     1,725,971      (149,874)
11/30/98    GBP    2,000,000     3,330,145     3,260,000       (70,145)
11/30/98    NZD    1,900,000     1,005,231       924,730       (80,501)
11/30/98    NZD    1,150,000       608,430       550,016       (58,414)
12/01/98    CAD      300,000       194,489       192,530        (1,959)
01/13/99    NZD    4,500,000     2,380,127     2,343,375       (36,752)
01/14/99    GBP    1,900,000     3,145,286     3,202,906        57,620
01/15/99    DEM    3,000,000     1,819,170     1,839,622        20,452
01/29/99    SEK   20,000,000     2,572,734     2,562,295       (10,439)
                               -----------   -----------     ---------
                               $25,326,135   $25,062,866     $(263,269)
                               -----------   -----------     ---------

D. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. On October 31, 1998, undistributed net investment income was increased by $116,410, undistributed net realized gains increased by $490,551 and paid-in capital decreased by $606,961 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes-The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Expenses-Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.70% of the first $1 billion of the Fund's average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $1 billion. During the year ended October 31, 1998, AIM waived fees of $365,730.
   The Fund, pursuant to a master administrative services agreement, has agreed to reimburse AIM for administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1998, AIM was reimbursed $81,456 for such services.
   The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the year ended October 31, 1998, the Fund paid AFS $97,772 for such services.
   The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.50% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1998, the Class A, Class B and Class C shares paid AIM Distributors $213,249, $304,834 and $9,186, respectively, as compensation under the Plans.
   AIM Distributors received commissions of $50,768 from sales of the Class A shares of the Fund during the year ended October 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in the proceeds from sales of Class A shares. During the year ended October 31, 1998, AIM Distributors received commissions of $9,510 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
   During the year ended October 31, 1998, the Fund incurred legal fees of $3,576 for services rendered by the law firm of Kramer, Levin, Naftalis, & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $766 and $1,645, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $2,411 during the year ended October 31, 1998.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended October 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1998 was $75,209,715, and $33,486,994, respectively.
   The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1998, is as follows:

Aggregate unrealized appreciation of investment
  securities                                      $ 3,377,406
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (3,728,564)
-------------------------------------------------------------
Net unrealized appreciation of investment
  securities                                      $  (351,158)
=============================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 7-CAPITAL STOCK

Changes in the Fund's capital stock outstanding during the years ended October 31, 1998 and 1997 were as follows:

                                                                        1998                         1997
                                                              -------------------------    -------------------------
                                                                SHARES        AMOUNT         SHARES        AMOUNT
                                                              ----------    -----------    ----------    -----------
Sold:
  Class A                                                      3,840,125    $41,970,650     1,677,097    $17,985,938
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,818,456     19,865,377     1,244,806     13,337,043
--------------------------------------------------------------------------------------------------------------------
  Class C*                                                       155,501      1,696,174        23,915        258,631
--------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                        221,486      2,412,254       168,472      1,809,673
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        144,487      1,573,639       118,888      1,275,952
--------------------------------------------------------------------------------------------------------------------
  Class C*                                                         4,387         47,595            71            779
--------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (1,406,526)   (15,368,213)   (1,035,690)   (11,103,446)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (814,522)    (8,911,529)     (610,857)    (6,563,929)
--------------------------------------------------------------------------------------------------------------------
  Class C*                                                       (13,394)      (145,852)       (1,808)       (19,708)
--------------------------------------------------------------------------------------------------------------------
                                                               3,950,000    $43,140,095     1,584,894    $16,980,933
====================================================================================================================

* Class C Shares commenced sales on August 4, 1997.

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and Class B capital stock outstanding during each of the years in the four-year period ended October 31, 1998 and the period September 15, 1994 (dates operations commenced) through October 31, 1994 and for a share of Class C capital stock outstanding during the year ended October 31, 1998 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                                        CLASS A
                                                              ------------------------------------------------------------
                                                                 1998           1997         1996        1995        1994
                                                              ----------     ----------     -------     -------     ------
Net asset value, beginning of period                           $ 10.93        $ 10.85        $10.74      $10.02     $10.00
------------------------------------------------------------   -------        -------       -------     -------     ------
Income from investment operations:
  Net investment income                                           0.71           0.72          0.79(a)     0.79       0.08
------------------------------------------------------------   -------        -------       -------     -------     ------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.27)          0.21          0.25        0.75       0.01
------------------------------------------------------------   -------        -------       -------     -------     ------
      Total from investment operations                            0.44           0.93          1.04        1.54       0.09
------------------------------------------------------------   -------        -------       -------     -------     ------
Less distributions:
  Dividends from investment income                               (0.61)         (0.72)        (0.81)      (0.82)     (0.07)
------------------------------------------------------------   -------        -------       -------     -------     ------
  Distributions from net realized gains                          (0.07)         (0.13)        (0.12)         --         --
------------------------------------------------------------   -------        -------       -------     -------     ------
  Return of capital                                              (0.09)            --            --          --         --
------------------------------------------------------------   -------        -------       -------     -------     ------
      Total distributions                                        (0.77)         (0.85)        (0.93)      (0.82)     (0.07)
------------------------------------------------------------   -------        -------       -------     -------     ------
Net asset value, end of period                                 $ 10.60        $ 10.93        $10.85      $10.74     $10.02
============================================================   =======        =======       =======     =======     ======
Total return(b)                                                   3.95%          9.05%        10.22%      16.07%      0.93%
============================================================   =======        =======       =======     =======     ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $58,115        $30,924       $21,926     $10,004     $2,661
============================================================   =======        =======       =======     =======     ======
Ratio of expenses to average net assets(c)                        1.23%(d)       1.25%         1.25%       1.25%      1.25%(e)
============================================================   =======        =======       =======     =======     ======
Ratio of net investment income to average net assets(f)           6.38%(d)       6.54%         7.27%       7.38%      6.01%(e)
============================================================   =======        =======       =======     =======     ======
Portfolio turnover rate                                             47%            61%           83%        128%         6%
============================================================   =======        =======       =======     =======     ======

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges.
(c) After fee waivers and/or expense reimbursements. The ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.73%, 1.86%, 2.02%, 3.03% and 5.61% (annualized) for the periods 1998-1994.
(d) Ratios are based on average net assets of $42,649,812.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. The ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.89%, 5.93%, 6.51%, 5.59% and 1.65% (annualized) for the periods 1998-1994.

                                                                              CLASS B                             CLASS C
                                                         -------------------------------------------------    ----------------
                                                          1998       1997       1996       1995      1994      1998      1997
                                                         -------    -------    -------    ------    ------    ------    ------
Net asset value, beginning of period                     $ 10.92    $ 10.84    $ 10.73    $10.01    $10.00    $10.92    $10.76
-------------------------------------------------------  -------    -------    -------    ------    ------    ------    ------
Income from investment operations:
  Net investment income                                     0.65       0.67       0.74(a)   0.74      0.07      0.66      0.15(a)
-------------------------------------------------------  -------    -------    -------    ------    ------    ------    ------
  Net gains (losses) on securities (both realized and
    unrealized)                                            (0.27)      0.21       0.24      0.75      0.01     (0.28)     0.17
-------------------------------------------------------  -------    -------    -------    ------    ------    ------    ------
      Total from investment operations                      0.38       0.88       0.98      1.49      0.08      0.38      0.32
-------------------------------------------------------  -------    -------    -------    ------    ------    ------    ------
Less distributions:
  Dividends from investment income                         (0.55)     (0.67)     (0.75)    (0.77)    (0.07)    (0.55)    (0.13)
-------------------------------------------------------  -------    -------    -------    ------    ------    ------    ------
  Distributions from net realized gains                    (0.07)     (0.13)     (0.12)       --        --     (0.07)    (0.03)
-------------------------------------------------------  -------    -------    -------    ------    ------    ------    ------
  Return of capital                                        (0.09)        --         --        --        --     (0.09)       --
-------------------------------------------------------  -------    -------    -------    ------    ------    ------    ------
      Total distributions                                  (0.71)     (0.80)     (0.87)    (0.77)    (0.07)    (0.71)    (0.16)
-------------------------------------------------------  -------    -------    -------    ------    ------    ------    ------
Net asset value, end of period                           $ 10.59    $ 10.92    $ 10.84    $10.73    $10.01    $10.59    $10.92
=======================================================  =======    =======    =======    ======    ======    ======    ======
Total return(b)                                             3.38%      8.48%      9.66%    15.56%     0.79%     3.39%     2.99%
=======================================================  =======    =======    =======    ======    ======    ======    ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $36,525    $25,121    $16,787    $4,207    $  362    $1,785    $  242
=======================================================  =======    =======    =======    ======    ======    ======    ======
Ratio of expenses to average net assets(c)                  1.75%(d)    1.76%     1.75%     1.74%   1.73%(e)   1.73%(d)  1.76%(e)
=======================================================  =======    =======    =======    ======    ======    ======    ======
Ratio of net investment income to average net assets(f)     5.87%(d)    6.03%     6.77%     6.88%   3.59%(e)   5.88%(d)  6.03%(e)
=======================================================  =======    =======    =======    ======    ======    ======    ======
Portfolio turnover rate                                       47%        61%        83%      128%        6%       47%       61%
=======================================================  =======    =======    =======    ======    ======    ======    ======

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.25%, 2.37%, 2.53%, 3.57% and 22.09% (annualized) for 1998-1994 for Class B and 2.22% and 2.37% (annualized) for 1998-1997 for Class C.
(d) Ratios are based on average net assets of $30,483,393 and $918,640 for Class B and Class C, respectively.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 5.37%, 5.42%, 6.00%, 5.05% and (16.77)% (annualized) for 1998-1994 for Class B and 5.40% and 5.42% (annualized) for 1998-1997 for Class C.

                       INDEPENDENT AUDITORS' REPORT

                       To the Board of Directors and Shareholders of AIM International Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of AIM International Equity Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM International Equity Fund as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                            /s/ KPMG PEAT MARWICK LLP
                                                KPMG Peat Marwick LLP

                       Houston, Texas
                       December 4, 1998

SCHEDULE OF INVESTMENTS

October 31, 1998

                                                     MARKET
                                     SHARES          VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-89.07%

ARGENTINA-1.24%

Telefonica de Argentina S.A.-ADR
  (Telephone)                          317,500   $   10,497,344
---------------------------------------------------------------
YPF Sociedad Anonima-ADR
  (Oil-International Integrated)       718,400       20,788,700
---------------------------------------------------------------
                                                     31,286,044
---------------------------------------------------------------

AUSTRALIA-0.60%

AMP Ltd.
  (Insurance-Life/Health)(a)         1,275,500       15,172,869
---------------------------------------------------------------

BELGIUM-3.22%

Barco N.V.
  (Manufacturing-Diversified)           41,000       10,934,133
---------------------------------------------------------------
Colruyt N.V. (Retail-Food
  Chains)                               29,200       24,425,937
---------------------------------------------------------------
Delhaize-Le Lion, S.A.
  (Retail-Food & Drug)(a)              326,000       27,866,510
---------------------------------------------------------------
UCB S.A.
  (Manufacturing-Diversified)            3,100       18,109,046
---------------------------------------------------------------
                                                     81,335,626
---------------------------------------------------------------

BRAZIL-1.52%

Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar-Pfd. (Retail-Food
  Chain)                               294,900        4,755,263
---------------------------------------------------------------
Companhia Energetica de Minas
  Gerais (Electric Companies)          211,712        4,117,809
---------------------------------------------------------------
Petroleo Brasileiro
  S.A.-Petrobras-Pfd. (Oil &
  Gas-Exploration & Production)         30,271        3,806,765
---------------------------------------------------------------
Telecomunicacoes Brasileiras
  S.A.-ADR
  (Telecommunications-Cellular/
  Wireless)                            150,200       11,405,813
---------------------------------------------------------------
Telecomunicacoes de Sao Paulo
  S.A.-TELESP-Pfd. (Telephone)          59,100        9,909,457
---------------------------------------------------------------
Telerj Celular S.A.
  (Telecommunications-
  Cellular/Wireless)(a)                 44,988        1,395,503
---------------------------------------------------------------
Telesp Celular S.A.
  (Telecommunications-
  Cellular/Wireless)(a)                 59,100        2,923,290
---------------------------------------------------------------
                                                     38,313,900
---------------------------------------------------------------

CANADA-4.65%

ATI Technologies, Inc.
  (Computers-Hardware)(a)              471,400        3,820,097
---------------------------------------------------------------
Bank of Montreal (Banks-Major
  Regional)                            126,000        5,154,360
---------------------------------------------------------------
BCE Inc.
  (Telecommunications-Cellular/
  Wireless)                            353,600       11,989,161
---------------------------------------------------------------
Bombardier Inc.
  (Aerospace/Defense)                1,510,000       17,865,478
---------------------------------------------------------------
Canadian National Railway Co.
  (Railroads)                           50,000        2,521,875
---------------------------------------------------------------
Imasco Ltd.
  (Manufacturing-Diversified)        1,038,200       19,518,833
---------------------------------------------------------------
Mitel Corp. (Communications
  Equipment)(a)                        253,100        2,042,849
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
CANADA-(CONTINUED)

Northern Telecom Ltd.-ADR
  (Communications Equipment)           179,557   $    7,687,284
---------------------------------------------------------------
Royal Bank of Canada
  (Banks-Major Regional)               355,000       16,363,372
---------------------------------------------------------------
Suncor Energy, Inc.
  (Oil-International Integrated)       380,000       12,071,311
---------------------------------------------------------------
Teleglobe, Inc.
  (Telecommunications)                 532,000       14,554,554
---------------------------------------------------------------
Toronto-Dominion Bank
  (Banks-Regional)                     136,000        4,046,937
---------------------------------------------------------------
                                                    117,636,111
---------------------------------------------------------------

CROATIA-0.22%

Pliva DD-GDR 144A (Health
  Care-Drugs-Major
  Pharmaceutical), (Acquired
  05/13/98-05/20/98; Cost
  $6,368,075)(b)                       379,000        5,571,300
---------------------------------------------------------------

FINLAND-1.05%

Nokia Oyj A.B.-Class A
  (Communications Equipment)           291,600       26,596,006
---------------------------------------------------------------

FRANCE-15.23%

Accor S.A. (Lodging-Hotels)             91,000       19,121,847
---------------------------------------------------------------
Altran Technologies, S.A.
  (Services-Commercial &
  Consumer)                             41,000        8,024,740
---------------------------------------------------------------
AXA S.A. (Insurance-Multi-Line)        132,000       14,926,265
---------------------------------------------------------------
Banque Nationale de Paris
  (Banks-Major Regional)               147,200        9,327,058
---------------------------------------------------------------
Cap Gemini Sogeti S.A.
  (Computers-Software &
  Services)                            213,500       32,099,771
---------------------------------------------------------------
Danone (Foods)                          89,000       23,541,243
---------------------------------------------------------------
Elf Aquitaine S.A. (Oil &
  Gas-Refining & Marketing)            205,500       23,792,517
---------------------------------------------------------------
Essilor International S.A.
  (Manufacturing-Specialized)           24,940       10,104,075
---------------------------------------------------------------
Etablissements Economiques du
  Casino Guichard-Perrachon
  (Retail-Food Chains)(a)              232,400       23,140,825
---------------------------------------------------------------
Legrand S.A. (Housewares)               75,000       19,122,387
---------------------------------------------------------------
Pinault-Printemps-Redoute S.A.
  (Retail-General Merchandise)         174,000       29,137,332
---------------------------------------------------------------
Promodes (Retail-Food Chains)           41,100       25,894,251
---------------------------------------------------------------
PSA Peugeot Citreon
  (Automobiles)                         73,000       12,184,850
---------------------------------------------------------------
Renault S.A. (Automobiles)             522,000       22,322,956
---------------------------------------------------------------
Rexal S.A. (Distributors-Food &
  Health)                              148,000       13,590,938
---------------------------------------------------------------
Rhone-Poulenc-Class A
  (Chemicals-Diversified)              264,500       12,096,980
---------------------------------------------------------------
Societe Generale (Banks-Major
  Regional)                            107,800       14,266,705
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
FRANCE-(CONTINUED)

Societe Television Francaise 1
  (Broadcasting-Television,
  Radio & Cable)                        70,000   $   11,570,665
---------------------------------------------------------------
Suez Lyonnaise des Eaux
  (Manufacturing-Diversified)          125,000       22,394,980
---------------------------------------------------------------
Total S.A.-Class B (Oil &
  Gas-Refining & Marketing)            213,000       24,584,151
---------------------------------------------------------------
Valeo S.A. (Auto Parts &
  Equipment)                           161,000       13,944,037
---------------------------------------------------------------
                                                    385,188,573
---------------------------------------------------------------

GERMANY-6.86%

Allianz A.G.
  (Insurance-Multi-Line)                83,600       28,689,989
---------------------------------------------------------------
Bayerische Vereinsbank A.G.
  (Banks-Major Regional)               355,000       28,205,244
---------------------------------------------------------------
BHF-Bank A.G. (Banks-Major
  Regional)                            158,000        6,085,736
---------------------------------------------------------------
Continental A.G. (Auto Parts &
  Equipment)                           311,450        8,279,741
---------------------------------------------------------------
Daimler-Benz A.G. (Automobiles)        139,900       10,861,670
---------------------------------------------------------------
Dresdner Bank A.G. (Banks-Major
  Regional)                            641,100       24,983,959
---------------------------------------------------------------
Henkel KGaA
  (Chemicals-Diversified)              323,500       27,657,090
---------------------------------------------------------------
Karstadt A.G. (Retail-Department
  Stores)                               64,450       32,904,507
---------------------------------------------------------------
Porsche A.G. (Automobiles)               3,300        5,841,943
---------------------------------------------------------------
                                                    173,509,879
---------------------------------------------------------------

HONG KONG-1.92%

China Telecom Ltd.
  (Telecommunications-
  Cellular/Wireless)(a)              6,564,000       12,332,132
---------------------------------------------------------------
Cosco Pacific Ltd.
  (Financial-Diversified)           27,852,000       13,666,163
---------------------------------------------------------------
Hutchison Whampoa Ltd.
  (Retail-Food Chains)               2,552,000       18,288,592
---------------------------------------------------------------
Ng Fung Hong Ltd. (Foods)            4,986,000        4,410,111
---------------------------------------------------------------
                                                     48,696,998
---------------------------------------------------------------

INDONESIA-0.53%

Gulf Indonesia Resources Ltd.
  (Oil-International
  Integrated)(a)                     1,353,700       13,367,788
---------------------------------------------------------------

IRELAND-2.04%

Allied Irish Banks PLC
  (Banks-Regional)                   1,865,000       26,772,125
---------------------------------------------------------------
Bank of Ireland (Banks-Major
  Regional)                          1,103,400       20,269,920
---------------------------------------------------------------
Elan Corp. PLC-ADR (Health
  Care-Drugs-Generic & Other)(a)        63,800        4,469,989
---------------------------------------------------------------
                                                     51,512,034
---------------------------------------------------------------

ITALY-6.42%

Assicurazioni Generali
  (Insurance- Multi-Line)              508,500       18,137,121
---------------------------------------------------------------
Banca Commerciale Italiana
  (Banks-Major Regional)             1,168,000        7,221,919
---------------------------------------------------------------
Banca di Roma (Banks-Major
  Regional)(a)                      10,797,000       18,832,130
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
ITALY-(CONTINUED)

Credito Italiano S.p.A.
  (Banks-Major Regional)             3,596,300   $   19,369,083
---------------------------------------------------------------
Ente Nazionale Idrocarburi
  S.p.A. (Oil & Gas-Refining &
  Marketing)                         3,003,000       17,909,833
---------------------------------------------------------------
Istituto Mobiliare Italiano
  S.p.A. (Banks-Major
  Regional)(a)                       1,220,700       18,759,133
---------------------------------------------------------------
Telecom Italia Mobile S.p.A.
  (Telephone)                        5,100,000       29,637,913
---------------------------------------------------------------
Telecom Italia S.p.A.
  (Telephone)                        4,494,000       32,500,565
---------------------------------------------------------------
                                                    162,367,697
---------------------------------------------------------------

JAPAN-5.72%

Advantest Corp. (Electronics-
  Instrumentation)(a)                  186,000       11,748,883
---------------------------------------------------------------
Bridgestone Corp. (Auto Parts &
  Equipment)                           968,000       21,338,261
---------------------------------------------------------------
Fuji Photo Film
  Co.(Photography/Imaging)             278,000       10,201,616
---------------------------------------------------------------
Nippon Telegraph & Telephone
  Corp. (Telephone)                     15,790       12,375,799
---------------------------------------------------------------
Nippon Television Network Corp.
  (Broadcasting-Television,
  Radio & Cable)                        26,530        8,287,775
---------------------------------------------------------------
NTT Data Corp.
  (Computers-Software &
  Services)(a)                           4,163       17,638,011
---------------------------------------------------------------
Okuma Corp. (Machine Tools)(a)         191,000          984,875
---------------------------------------------------------------
Rohm Co. (Electronics-Component
  Distributors)                        176,000       15,579,237
---------------------------------------------------------------
SMC Corp.
  (Machinery-Diversified)              171,000       12,917,583
---------------------------------------------------------------
Sony Corp.
  (Electronics-Component
  Distributors)                        149,600        9,513,922
---------------------------------------------------------------
Takeda Chemical Industries
  (Health Care-Drugs-Generic &
  Other)                               378,000       12,311,963
---------------------------------------------------------------
Tokyo Electron Ltd.
 (Electronics-Semiconductors)(a)       359,000       11,693,107
---------------------------------------------------------------
                                                    144,591,032
---------------------------------------------------------------

MEXICO-1.99%

Coca-Cola Femsa S.A.-ADR
  (Beverages- Non-Alcoholic)           428,400        7,068,600
---------------------------------------------------------------
Fomento Economico Mexicano, S.A.
  de C.V. ADR
  (Beverages-Alcoholic)                711,670       18,547,899
---------------------------------------------------------------
Grupo Financiero Banamex
  Accival, S.A. de C.V.
  (Financial-Diversified)(a)         4,317,000        4,529,368
---------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series
  C (Beverages-Alcoholic)            4,850,000       10,225,180
---------------------------------------------------------------
Grupo Televisa S.A.-GDR
  (Entertainment)(a)                   371,500       10,076,938
---------------------------------------------------------------
                                                     50,447,985
---------------------------------------------------------------

NETHERLANDS-6.96%

DE Boer Unigro (Retail-General
  Merchandise)(a)                      256,970        6,466,211
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

NETHERLANDS-(CONTINUED)

Getronics N.V.
  (Computers-Software &
  Services)                            417,000   $   17,302,442
---------------------------------------------------------------
Heineken N.V.
  (Beverages-Alcoholic)                528,000       28,127,208
---------------------------------------------------------------
IHC Caland N.V.
  (Manufacturing-Specialized)          121,000        5,474,087
---------------------------------------------------------------
Koninklijke Ahold N.V.
  (Retail-Food Chains)                 796,000       26,465,146
---------------------------------------------------------------
Koninklijke Numico N.V. (Foods)        277,000       10,900,257
---------------------------------------------------------------
Randstad Holdings N.V.
  (Services-Commercial &
  Consumer)                            137,000        7,334,833
---------------------------------------------------------------
Vedior N.V.
  (Services-Employment)(a)             212,162        5,406,848
---------------------------------------------------------------
Vendex N.V. (Retail-General
  Merchandise)                         367,100        9,335,717
---------------------------------------------------------------
Verenigde Nederlandse
  Uitgeversbedrijven Verenigd
  Bezit (Publishing)                   955,300       33,040,143
---------------------------------------------------------------
Wolters Kluwer N.V. (Specialty
  Printing)(a)                         134,500       26,067,566
---------------------------------------------------------------
                                                    175,920,458
---------------------------------------------------------------

NORWAY-0.19%

Merkantildata A.S.A
  (Services-Commercial &
  Consumer)                            480,000        4,828,055
---------------------------------------------------------------

PHILIPPINES-0.28%

Philippine Long Distance
  Telephone Co. (Telephone)            168,960        4,055,881
---------------------------------------------------------------
Philippine Long Distance
  Telephone Co.-ADR (Telephone)        119,200        2,905,500
---------------------------------------------------------------
                                                      6,961,381
---------------------------------------------------------------

PORTUGAL-2.78%

Banco Comercial Portugues, S.A.
  (Banks-Major Regional)               720,000       22,548,752
---------------------------------------------------------------
Electricidade de Portugal, S.A.
  (Electric Companies)                 480,000       12,070,655
---------------------------------------------------------------
Electricidade de Portugal,
  S.A.-ADR (Electric Companies)        140,800        7,040,000
---------------------------------------------------------------
Portugal Telecom S.A.
  (Telephone)                          390,600       18,513,483
---------------------------------------------------------------
Telecel-Comunicacaoes Pessoais,
  S.A.
  (Telecommunications-Cellular/
  Wireless)                             55,000       10,136,010
---------------------------------------------------------------
                                                     70,308,900
---------------------------------------------------------------

SPAIN-3.69%

Corp. Financiera Reunida, S.A.
  (Investment Management)(a)           525,000        6,301,044
---------------------------------------------------------------
Endesa S.A. (Electric Companies)     1,171,000       29,522,406
---------------------------------------------------------------
Iberdrola S.A. (Electric
  Companies)                         1,566,000       25,301,115
---------------------------------------------------------------
Telefonica de Espana (Telephone)       710,000       32,068,745
---------------------------------------------------------------
                                                     93,193,310
---------------------------------------------------------------

SWEDEN-0.96%

Hennes & Mauritz A.B.-Class B
  (Retail-Specialty-Apparel)           228,992       16,148,942
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

SWEDEN-(CONTINUED)

WM-Data A.B. (Computers-Software
  & Services)                          220,000   $    8,011,284
---------------------------------------------------------------
                                                     24,160,226
---------------------------------------------------------------

SWITZERLAND-4.76%

Adecco S.A. (Services-Commercial
  & Consumer)(a)                        27,500       10,962,646
---------------------------------------------------------------
Julius Baer Holding A.G.
  (Banks-Major Regional)(a)              2,500        7,659,088
---------------------------------------------------------------
Nestle S.A. (Foods)                     15,000       31,891,333
---------------------------------------------------------------
Novartis A.G. (Health
  Care-Diversified)                     15,300       27,559,427
---------------------------------------------------------------
UBS A.G. (Banks-Major
  Regional)(a)                          76,461       20,969,483
---------------------------------------------------------------
Zurich Allied A.G.
  (Insurance-Multi-Line)                35,000       21,264,580
---------------------------------------------------------------
                                                    120,306,557
---------------------------------------------------------------

TAIWAN-0.11%

Taiwan Semiconductor
  Manufacturing Co.-ADR
  (Electronics-Semiconductors)         190,385        2,843,876
---------------------------------------------------------------

UNITED KINGDOM-16.13%

Airtours PLC
  (Services-Commercial &
  Consumer)                          1,399,350        7,843,103
---------------------------------------------------------------
Bodycote International PLC
  (Chemicals-Specialty)                410,000        5,864,982
---------------------------------------------------------------
British Aerospace PLC
  (Aerospace/Defense)                2,503,000       18,614,413
---------------------------------------------------------------
British Petroleum Co. PLC (Oil &
  Gas-Refining & Marketing)          1,265,200       18,564,169
---------------------------------------------------------------
Cable & Wireless PLC
  (Telecommunications-Cellular/
  Wireless)                          1,128,850       12,653,998
---------------------------------------------------------------
Compass Group PLC
  (Services-Commercial &
  Consumer)                          1,940,000       19,636,941
---------------------------------------------------------------
EMAP PLC (Publishing)                1,360,000       23,208,967
---------------------------------------------------------------
General Electric Co. PLC
  (Manufacturing-Diversified)        2,984,800       23,845,440
---------------------------------------------------------------
GKN PLC
  (Manufacturing-Diversified)        1,060,000       12,875,355
---------------------------------------------------------------
Hays PLC (Services-Commercial &
  Consumer)                          1,885,000       27,768,821
---------------------------------------------------------------
Kingfisher PLC
  (Retail-Department Stores)         2,859,600       25,093,863
---------------------------------------------------------------
Ladbroke Group PLC (Leisure
  Time-Products)                     2,500,000        9,149,657
---------------------------------------------------------------
Logica PLC (Computer
  Software/Services)                   195,000        6,582,106
---------------------------------------------------------------
Misys PLC (Services-Commercial &
  Consumer)                          1,375,000        9,639,033
---------------------------------------------------------------
Orange PLC
  (Telecommunications)(a)            2,977,000       27,668,119
---------------------------------------------------------------
Pearson PLC (Specialty Printing)     1,165,000       20,310,021
---------------------------------------------------------------
Provident Financial PLC
  (Consumer Finance)                   909,333       13,646,841
---------------------------------------------------------------
Railtrack Group PLC (Shipping)         874,448       23,481,496
---------------------------------------------------------------
Rentokil Initial PLC
  (Services-Commercial &
  Consumer)                          4,240,000       26,531,035
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
UNITED KINGDOM-(CONTINUED)

Somerfield PLC (Retail-Food
  Chains)                            1,565,000   $   10,054,542
---------------------------------------------------------------
Stagecoach Holdings PLC
  (Shipping)                         1,600,000        6,210,473
---------------------------------------------------------------
Unilever PLC (Foods)                 2,064,000       20,719,424
---------------------------------------------------------------
Vodafone Group PLC
  (Telecommunications-Cellular/
  Wireless)                          1,865,000     24,962,356
---------------------------------------------------------------
WPP Group PLC
  (Services-Advertising/
  Marketing)                         2,575,000       12,795,298
---------------------------------------------------------------
                                                    407,720,453
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests
      (Cost $1,842,926,995)                       2,251,837,058
---------------------------------------------------------------

                                    PRINCIPAL
                                     AMOUNT
FOREIGN CONVERTIBLE BONDS-0.68%

FRANCE-0.60%

AXA-UAP (Insurance-Multi-Line),
  Conv. Sr. Deb., 4.50%,
  01/01/99(c)           FRF         33,885,000   $   15,140,165
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
GERMANY-0.08%

Cosco Treasury Co. Ltd.
  (Financial - Diversified),
  Conv. Bond, 1.00%, 03/13/03      $ 2,754,000   $    1,920,915
---------------------------------------------------------------
    Total Foreign Convertible
      Bonds (Cost $10,626,776)                       17,061,080
---------------------------------------------------------------

REPURCHASE AGREEMENTS-8.95%(D)

Credit Suisse First Boston Corp.,
  5.55%, 11/02/98(e)                96,315,287       96,315,287
---------------------------------------------------------------
Salomon Smith Barney, Inc.,
  5.55%(f)                         130,000,000      130,000,000
---------------------------------------------------------------
    Total Repurchase Agreements
      (Cost $226,315,287)                           226,315,287
---------------------------------------------------------------
TOTAL INVESTMENTS-98.70%                          2,495,213,425
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.30%                                  32,987,628
---------------------------------------------------------------
NET ASSETS-100.00%                               $2,528,201,053
===============================================================

Abbreviations:

ADR  - American Depositary Receipt
Conv.- Convertible
Deb. - Debenture
FRF  - French Franc
GDR  - Global Depositary Receipt
Pfd. - Preferred
Sr.  - Senior

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 10/31/98 represented 0.22% of the Fund's net assets.
(c) Foreign denominated security. Par value and coupon are denominated in currency indicated.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the fund upon entering into the repurchase agreements. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investment in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisors or its affiliates.
(e) Joint repurchase agreement entered into 10/30/98 with a maturing value of $430,198,875. Collateralized by $401,863,000 U.S. Government obligations, 0% to 8.75% due 05/14/99 to 08/15/21 with an aggregate market value at 10/31/98 of $443,969,550.
(f) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $1,159,504,000 U.S. Government obligations, 0% to 10.70% due 11/01/98 to
    07/15/45 with an aggregate market value at 10/31/98 of $1,020,000,062.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1998

ASSETS:

Investments, at market value (cost
$2,079,869,058)                               $2,495,213,425
------------------------------------------------------------
Foreign currencies, at value (cost
  $32,786,516)                                    32,398,133
------------------------------------------------------------
Receivables for:
  Investments sold                                36,987,068
------------------------------------------------------------
  Capital stock sold                              21,209,509
------------------------------------------------------------
  Dividends and interest                           5,974,580
------------------------------------------------------------
Investment for deferred compensation plan             37,882
------------------------------------------------------------
Other assets                                          83,182
------------------------------------------------------------
    Total assets                               2,591,903,779
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           35,523,592
------------------------------------------------------------
  Capital stock reacquired                        24,005,546
------------------------------------------------------------
  Deferred compensation                               37,882
------------------------------------------------------------
Accrued advisory fees                              1,748,863
------------------------------------------------------------
Accrued administrative services fees                  10,255
------------------------------------------------------------
Accrued custodian fees                               293,268
------------------------------------------------------------
Accrued directors' fees                                2,202
------------------------------------------------------------
Accrued distribution fees                          1,542,267
------------------------------------------------------------
Accrued transfer agent fees                          379,635
------------------------------------------------------------
Accrued operating expenses                           159,216
------------------------------------------------------------
    Total liabilities                             63,702,726
------------------------------------------------------------
Net assets applicable to shares outstanding   $2,528,201,053
------------------------------------------------------------

NET ASSETS:

Class A                                       $1,724,635,296
============================================================
Class B                                       $  744,987,253
============================================================
Class C                                       $   58,578,504
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                     98,040,506
============================================================
Class B:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                     43,489,979
============================================================
Class C:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      3,417,727
============================================================
Class A:
  Net asset value and redemption price per
  share                                       $        17.59
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $17.59
     divided by 94.50%)                       $        18.61
============================================================
Class B:
  Net asset value and offering price per
  share                                       $        17.13
============================================================
Class C:
  Net asset value and offering price per
  share                                       $        17.14
============================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1998

INVESTMENT INCOME:

Dividends (net of $4,618,535 foreign
  withholding tax)                             $ 33,187,086
-----------------------------------------------------------
Interest                                          9,416,642
-----------------------------------------------------------
    Total investment income                      42,603,728
-----------------------------------------------------------

EXPENSES:

Advisory fees                                    22,606,968
-----------------------------------------------------------
Administrative services fees                        115,146
-----------------------------------------------------------
Custodian fees                                    1,835,260
-----------------------------------------------------------
Directors' fees                                      23,005
-----------------------------------------------------------
Distribution fees-Class A                         4,979,983
-----------------------------------------------------------
Distribution fees-Class B                         7,603,662
-----------------------------------------------------------
Distribution fees-Class C                           359,693
-----------------------------------------------------------
Transfer agent fees-Class A                       2,671,327
-----------------------------------------------------------
Transfer agent fees-Class B                       1,808,765
-----------------------------------------------------------
Transfer agent fees-Class C                          84,236
-----------------------------------------------------------
Other                                               726,409
-----------------------------------------------------------
    Total expenses                               42,814,454
-----------------------------------------------------------
Less: Fees waived by advisor                       (978,165)
-----------------------------------------------------------
   Expenses paid indirectly                         (28,939)
-----------------------------------------------------------
    Net expenses                                 41,807,350
-----------------------------------------------------------
Net investment income                               796,378
============================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
  FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                         126,350,199
-----------------------------------------------------------
  Foreign currencies                              6,376,716
-----------------------------------------------------------
                                                132,726,915
-----------------------------------------------------------
Net unrealized appreciation of:
  Investment securities                          27,656,071
-----------------------------------------------------------
  Foreign currencies                                444,889
-----------------------------------------------------------
                                                 28,100,960
-----------------------------------------------------------
    Net gain from investment securities and
      foreign
      currencies                                160,827,875
-----------------------------------------------------------
Net increase in net assets resulting from
  operations                                   $161,624,253
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1998 and 1997

                                                                   1998               1997
                                                              --------------     --------------
OPERATIONS:

  Net investment income                                       $      796,378     $      328,254
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
  foreign currencies                                             132,726,915        (16,556,015)
-----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities and
  foreign currencies                                              28,100,960        193,195,060
-----------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         161,624,253        176,967,299
-----------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
    Class A                                                       (5,803,939)        (1,250,230)
-----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
    Class A                                                               --        (31,812,536)
-----------------------------------------------------------------------------------------------
    Class B                                                               --        (11,361,858)
-----------------------------------------------------------------------------------------------
Share transactions-net:
    Class A                                                       22,585,920        363,888,653
-----------------------------------------------------------------------------------------------
    Class B                                                       35,370,772        282,384,176
-----------------------------------------------------------------------------------------------
    Class C                                                       45,396,283         13,462,792
-----------------------------------------------------------------------------------------------
  Net increase in net assets                                     259,173,289        792,278,296
-----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          2,269,027,764      1,476,749,468
-----------------------------------------------------------------------------------------------
  End of period                                               $2,528,201,053     $2,269,027,764
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $2,001,298,592     $1,897,861,942
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                               (315,829)         5,863,515
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                            111,361,504        (22,453,519)
-----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           415,856,786        387,755,826
-----------------------------------------------------------------------------------------------
                                                              $2,528,201,053     $2,269,027,764
===============================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 1998
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM International Equity Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM International Equity Fund, AIM Asian Growth Fund, AIM European Development Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide long-term growth of capital.

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations-A security listed or traded on an exchange (except convertible bonds) is valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Securities traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Securities reported on the NASDAQ National Market System are valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors, such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1998, undistributed net investment income was decreased by $1,171,783, undistributed net realized gains increased by $1,088,108 and paid-in capital increased by $83,675 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $1 billion of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $1 billion. AIM is currently voluntarily waiving a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the voluntary waiver, AIM will receive a fee calculated at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $500 million to and including $1 billion, plus 0.85% of the Fund's average daily net assets in excess of $1 billion. The waiver of fees is voluntary and the Board of Directors of the Company would be advised of any decision by AIM to discontinue the waiver. During the year ended October 31, 1998, AIM waived fees of $978,165.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1998, AIM was reimbursed $115,146 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Fund. During the year ended October 31, 1998, AFS was paid $2,126,489 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and Class C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at the annual rate of 0.30% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1998, the Class A and Class B and Class C shares paid AIM Distributors $4,979,983, $7,603,662 and $359,693, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $592,247 from sales of the Class A shares of the Fund during the year ended October 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1998, AIM Distributors received commissions of $208,603 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1998, the Fund incurred legal fees of $8,119 for services rendered by the law firm of Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $25,598 and $3,341, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $28,939 during the year ended October 31, 1998.

NOTE 4-DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.
NOTE 5-BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended October 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1998 was $1,769,749,615 and $1,766,689,469, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of October 31, 1998 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $485,440,811
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (83,541,494)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $401,899,317
=========================================================
Cost of investments for tax purposes is $2,093,314,108.

NOTE 7-CAPITAL STOCK

Changes in the Fund's capital stock outstanding during the years ended October 31, 1998 and 1997 were as follows:

                                    1998                               1997
                       -------------------------------    ------------------------------
                          SHARES           AMOUNT           SHARES           AMOUNT
                       ------------    ---------------    -----------    ---------------
Sold:
  Class A               255,642,183    $ 4,635,171,469    105,291,824    $ 1,764,668,535
----------------------------------------------------------------------------------------
  Class B                12,193,983        217,550,365     21,599,075        352,871,134
----------------------------------------------------------------------------------------
  Class C*               25,679,581        472,331,833      1,372,281         23,795,456
----------------------------------------------------------------------------------------
Issued as reinvestment
  of dividends:
  Class A                   332,423          5,441,633      2,035,986         31,231,975
----------------------------------------------------------------------------------------
  Class B                        --                 --        707,879         10,688,975
----------------------------------------------------------------------------------------
Reacquired:
  Class A              (252,737,021)    (4,618,027,182)   (84,633,652)    (1,432,011,857)
----------------------------------------------------------------------------------------
  Class B               (10,435,828)      (182,179,593)    (4,913,096)       (81,175,933)
----------------------------------------------------------------------------------------
  Class C*              (23,050,474)      (426,935,550)      (583,661)       (10,332,664)
----------------------------------------------------------------------------------------
                          7,624,847    $   103,352,975     40,876,636    $   659,735,621
========================================================================================

* Class C commenced sales on August 4, 1997.

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during each of the years in the five-year period ended October 31, 1998, for a share of Class B capital stock outstanding during each of the years in the four-year period ended October 31, 1998 and the period September 15, 1994 (date sales commenced) through October 31, 1994, and for a share of Class C capital stock outstanding during the year ended October 31, 1998 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                                           CLASS A
                                                              ------------------------------------------------------------------
                                                                 1998           1997          1996          1995         1994
                                                              ----------     ----------    -----------    ---------    ---------
Net asset value, beginning of period                          $    16.64     $    15.37    $     13.65    $   13.50    $   12.18
------------------------------------------------------------  ----------     ----------    -----------    ---------    ---------
Income from investment operations:
  Net investment income (loss)                                      0.05(a)        0.04(a)        0.04(a)      0.01         0.02
------------------------------------------------------------  ----------     ----------    -----------    ---------    ---------
  Net gains on securities (both realized and unrealized)            0.96           1.68           2.07         0.62         1.31
------------------------------------------------------------  ----------     ----------    -----------    ---------    ---------
        Total from investment operations                            1.01           1.72           2.11         0.63         1.33
------------------------------------------------------------  ----------     ----------    -----------    ---------    ---------
Less distributions:
  Dividends from net investment income                             (0.06)         (0.02)         (0.01)       (0.04)       (0.01)
------------------------------------------------------------  ----------     ----------    -----------    ---------    ---------
  Distributions from net realized gains                               --          (0.43)         (0.38)       (0.44)          --
------------------------------------------------------------  ----------     ----------    -----------    ---------    ---------
        Total distributions                                        (0.06)         (0.45)         (0.39)       (0.48)       (0.01)
------------------------------------------------------------  ----------     ----------    -----------    ---------    ---------
Net asset value, end of period                                $    17.59     $    16.64    $     15.37    $   13.65    $   13.50
============================================================  ==========     ==========    ===========    =========    =========
Total return(b)                                                     6.11%         11.43%         15.79%        5.24%       10.94%
============================================================  ==========     ==========    ===========    =========    =========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,724,635     $1,577,390    $ 1,108,395    $ 654,764    $ 708,159
============================================================  ==========     ==========    ===========    =========    =========
Ratio of expenses to average net assets(c)                          1.45%(d)       1.47%          1.58%        1.67%        1.64%
============================================================  ==========     ==========    ===========    =========    =========
Ratio of net investment income (loss) to average net
  assets(e)                                                         0.28%(d)       0.24%          0.25%        0.10%        0.22%
============================================================  ==========     ==========    ===========    =========    =========
Portfolio turnover rate                                               78%            50%            66%          68%          67%
============================================================  ==========     ==========    ===========    =========    =========

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.49%, 1.51%, 1.60% and 1.68% for 1998-1995.
(d) Ratios are based on average net assets of $1,659,994,249.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 0.24%, 0.20%, 0.22% and 0.09% for 1998-1995.

                                                                             CLASS B
                                               ----------------------------------------------------------------
                                                 1998           1997           1996          1995         1994
                                               --------       --------       --------       -------      ------
Net asset value, beginning of period           $  16.27       $  15.13       $  13.54       $ 13.49      $13.42
---------------------------------------------  --------       --------       --------       -------      ------
Income from investment operations:
  Net investment income (loss)                    (0.09)(a)      (0.09)(a)       (0.07)(a)      (0.09)    (0.01)
---------------------------------------------  --------       --------       --------       -------      ------
  Net gains (losses) on securities
    (both realized and unrealized)                 0.95           1.66           2.04          0.61        0.08
---------------------------------------------  --------       --------       --------       -------      ------
        Total from investment operations           0.86           1.57           1.97          0.52        0.07
---------------------------------------------  --------       --------       --------       -------      ------
Less distributions:
  Dividends from net investment income               --             --             --         (0.03)         --
---------------------------------------------  --------       --------       --------       -------      ------
  Distributions from net realized gains              --          (0.43)         (0.38)        (0.44)         --
---------------------------------------------  --------       --------       --------       -------      ------
        Total distributions                          --          (0.43)         (0.38)        (0.47)         --
---------------------------------------------  --------       --------       --------       -------      ------
Net asset value, end of period                 $  17.13       $  16.27       $  15.13       $ 13.54      $13.49
=============================================  ========       ========       ========       =======      ======
Total return(b)                                    5.29%         10.61%         14.88%         4.35%       0.52%
=============================================  ========       ========       ========       =======      ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $744,987       $678,809       $368,355       $51,964      $4,833
=============================================  ========       ========       ========       =======      ======
Ratio of expenses to average net assets(c)         2.22%(d)       2.25%          2.35%         2.55%       2.53%(e)
=============================================  ========       ========       ========       =======      ======
Ratio of net investment income (loss) to
  average net assets(f)                           (0.49)%(d)      (0.53)%       (0.53)%       (0.78)%     (0.67)%(e)
=============================================  ========       ========       ========       =======      ======
Portfolio turnover rate                              78%            50%            66%           68%         67%
=============================================  ========       ========       ========       =======      ======

                                                       CLASS C
                                                ----------------------
                                                 1998           1997
                                                -------        -------
Net asset value, beginning of period            $ 16.27        $ 17.64
---------------------------------------------   -------        -------
Income from investment operations:
  Net investment income (loss)                    (0.09)(a)      (0.02)(a)
---------------------------------------------   -------        -------
  Net gains (losses) on securities
    (both realized and unrealized)                 0.96          (1.35)
---------------------------------------------   -------        -------
        Total from investment operations           0.87          (1.37)
---------------------------------------------   -------        -------
Less distributions:
  Dividends from net investment income               --             --
---------------------------------------------   -------        -------
  Distributions from net realized gains              --             --
---------------------------------------------   -------        -------
        Total distributions                          --             --
---------------------------------------------   -------        -------
Net asset value, end of period                  $ 17.14        $ 16.27
=============================================   =======        =======
Total return(b)                                    5.35%         (7.77)%
=============================================   =======        =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $58,579        $12,829
=============================================   =======        =======
Ratio of expenses to average net assets(c)         2.22%(d)       2.27%(e)
=============================================   =======        =======
Ratio of net investment income (loss) to
  average net assets(f)                           (0.49)%(d)     (0.55)%(e)
=============================================   =======        =======
Portfolio turnover rate                              78%            50%
=============================================   =======        =======

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.26%, 2.28%, 2.37% and 2.56% for 1998-1995 for Class B and 2.26% and 2.30%
    (annualized) for 1998-1997 for Class C.
(d) Ratios are based on average net assets of $760,366,177 and $35,969,348 for Class B and Class C, respectively.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.53)%, (0.57)%, (0.55)% and (0.79)%, for 1998-1995 for Class B and (0.53)% and (0.57)% (annualized) for 1998-1997 for Class C.

                            PART C: OTHER INFORMATION


Item 23.                      Exhibits


             a  (1)  -        (a)Articles of Incorporation of Registrant were
                              filed as an Exhibit to Registrant's Registration
                              Statement on December 19, 1991.

                     - (b)Articles of Amendment, dated May 21, 1992, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993.

                     - (c)Articles of Amendment, dated May 21, 1992, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993.

                     - (d)Articles Supplementary, dated June 29, 1994, to Articles of Incorporation of Registrant were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on August 17, 1994.

                     - (e)Articles Supplementary, dated August 4, 1994, to Articles of Incorporation of Registrant were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on August 17, 1994.

                     - (f)Articles of Amendment, dated November 14, 1994, were filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

                (2)  -        (a)Articles of Restatement, dated November 14,
                              1994, were filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28,
                              1996, and are hereby incorporated by reference.

                     - (b)Articles Supplementary to Articles of Incorporation of Registrant, dated June 12, 1997, were filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 4, 1997, and are hereby incorporated by reference.

                     - (c)Articles of Amendment to Articles of Incorporation of Registrant, dated October 14, 1997, were filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and are hereby incorporated by reference.

             b  (1)  -        (a)By-Laws of Registrant were filed as an Exhibit
                              to Registrant's Registration Statement on December
                              19, 1991, and were filed electronically as an Exhibit to Post-Effective Amendment No. 9 on
                              February 28, 1996.

                     - (b)First Amendment, dated March 14, 1995, to By-Laws of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

                (2)  -        Amended and Restated By-Laws, dated effective
                              December 11, 1996, were filed electronically as an Exhibit to Post-Effective Amendment No. 10 on
                              February 24, 1997, and are hereby incorporated by reference.


             c       -        Instruments Defining Rights of Security Holders -
                              None.


             d  (1)  -        Investment Advisory Agreement, dated as of
                              November 8, 1991, between Registrant and A I M
                              Advisors, Inc. was filed as an Exhibit to Registrant's Registration Statement on December
                              19, 1991.

                (2)  -        Investment Advisory Agreement, dated as of October
                              18, 1993, between Registrant on behalf of its AIM
                              International Equity Fund and A I M Advisors, Inc.
                              was filed as an Exhibit to Registrant's
                              Post-Effective Amendment No. 3 on February 24,
                              1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28,
                              1996.

                (3)  -        Master Investment Advisory Agreement, dated as of
                              July 1, 1994, between A I M Advisors, Inc. and
                              Registrant on behalf of its AIM Global Aggressive
                              Growth Fund, AIM Global Growth Fund and AIM Global
                              Income Fund was filed as an Exhibit to
                              Registrant's Post- Effective Amendment No. 6 on
                              September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on
                              February 28, 1996.

                (4)  -        (a)Master Investment Advisory Agreement, dated
                              February 28, 1997, between A I M Advisors, Inc.
                              and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May
                              16, 1997, and is hereby incorporated by reference.

                     - (b)Amendment No. 1, dated as of November 1, 1997, to Master Investment Advisory Agreement, dated February 28, 1997, between A I M Advisors, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                (5)  -        (a)Copy of Foreign Country Selection and Mandatory
                              Securities Depository Delegation Agreement, dated
                              September 9, 1998, between Registrant and A I M
                              Advisors, Inc. was filed electronically as an
                              Exhibit in Post-Effective Amendment No. 15 on
                              December 23, 1998 and is hereby incorporated by reference.

                     - (b)Amendment No. 1, dated September 28, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and
                              A I M Advisors, Inc. was filed electronically as an Exhibit in Post-Effective Amendment No. 15 on December 23, 1998 and is hereby incorporated by reference.

                     - (c)Amendment No. 2, dated December 14, 1998, to Foreign Country Selection and Mandatory Securities Depositary Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and
                              A I M Advisors, Inc. is hereby filed
                              electronically.

                     - (d)Amendment No. 3, dated December 22, 1998, to Foreign Country Selection and Mandatory Securities Depositary Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and
                              A I M Advisors, Inc. is hereby filed
                              electronically.

                     - (e)Amendment No. 4, dated January 26, 1999, to Foreign Country Selection and Mandatory Securities Depositary Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and
                              A I M Advisors, Inc. is hereby filed
                              electronically.

                     - (f)Amendment No. 5, dated March 1, 1999, to Foreign Country Selection and Mandatory Securities Depositary Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and
                              A I M Advisors, Inc. is hereby filed
                              electronically.

                (6)  -        Master Sub-Advisory Agreement, dated as of
                              November 1, 1997, between A I M Advisors, Inc. and
                              INVESCO Global Asset Management Limited was filed electronically as an Exhibit to Post-Effective
                              Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                (7)  -        Sub-Sub-Advisory Agreement, dated as of November
                              1, 1997, between INVESCO Global Asset Management
                              Limited and INVESCO Asset Management Limited was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17,
                              1997, and is hereby incorporated by reference.

                (8)  -        Sub-Sub-Advisory Agreement, dated as of November
                              1, 1997, between INVESCO Global Asset Management
                              Limited and INVESCO Asia Limited was filed electronically as an Exhibit to Post-Effective
                              Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

             e  (1)  -        Distribution Agreement, dated December 11, 1991,
                              between Registrant and A I M Distributors, Inc.
                              was filed as an Exhibit to Registrant's
                              Registration Statement on December 19, 1991.

                (2)  -        Distribution Agreement, dated October 18, 1993,
                              between Registrant and A I M Distributors, Inc.
                              was filed as an Exhibit to Registrant's
                              Post-Effective Amendment No. 3 on February 24,
                              1994.

                (3)  -        Master Distribution Agreement, dated September 10,
                              1994, between Registrant (on behalf of the portfolios' Class A shares) and A I M
                              Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on
                              February 23, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on
                              February 28, 1996.

                (4)  -        Master Distribution Agreement, dated September 10,
                              1994, between the Registrant (on behalf of the portfolios' Class B shares) and A I M
                              Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on
                              February 23, 1995.

                (5)  -        Amended and Restated Master Distribution
                              Agreement, dated May 2, 1995, between the
                              Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1,
                              1995.

                (6)  -        Master Distribution Agreement, dated February 28,
                              1997, between Registrant (on behalf of the portfolios' Class A shares) and A I M
                              Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May
                              16, 1997.

                (7)  -        (a)Master Distribution Agreement, dated February
                              28, 1997, between Registrant (on behalf of the portfolios' Class B shares) and A I M
                              Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May
                              16, 1997, and is hereby incorporated by reference.

                     - (b)Amendment No. 1, dated November 1, 1997, to Master Distribution Agreement between Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                (8)  -        (a)Amended and Restated Master Distribution
                              Agreement, dated as of August 4, 1997, between Registrant (on behalf of the portfolios' Class A and Class C shares) and A I M Distributors, Inc.
                              was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17,
                              1997, and is hereby incorporated by reference.

                     - (b)Amendment No. 1, dated November 1, 1997, to Amended and Restated Master Distribution Agreement, dated as of August 4, 1997, (on behalf of the portfolios' Class A and Class C shares) was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                (9)  -        Form of Selected Dealer Agreement between A I M
                              Distributors, Inc. and selected dealers was filed electronically as an Exhibit in Post-Effective
                              Amendment No. 15 on December 23, 1998 and is hereby incorporated by reference.

                (10) -        Form of Bank Selling Group Agreement between
                              A I M Distributors, Inc. and banks was filed electronically as an Exhibit in Post-Effective Amendment No. 15 on December 23, 1998 and is hereby incorporated by reference.


             f  (1)  -        Retirement Plan for Registrant's Non-Affiliated
                              Directors was filed as an Exhibit to Registrant's
                              Post-Effective Amendment No. 4 on June 29, 1994.

                (2)  -        Retirement Plan for Registrant's Non-Affiliated
                              Directors effective as of March 8, 1994, as restated September 18, 1995, was filed electronically as an Exhibit to Post-Effective
                              Amendment No. 9 on February 28, 1996 and is hereby incorporated by reference.

                (3)  -        Form of Deferred Compensation Agreement for
                              Registrant's Non-Affiliated Directors was filed as an Exhibit to Registrant's Post-Effective
                              Amendment No. 4 on June 29, 1994.

                (4)  -        Form of Deferred Compensation Agreement for
                              Registrant's Non-Affiliated Directors as approved
                              December 5, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on
                              February 28, 1996, and is hereby incorporated by reference.

                (5)  -        Form of Deferred Compensation Agreement for
                              Registrant's Non-Affiliated Directors as approved
                              March 12, 1997, was filed as an Exhibit to Post-Effective Amendment No. 14 on February 20,
                              1998, and is hereby incorporated by reference.


             g  (1)  -        (a)Custodian Agreement between Registrant and
                              State Street Bank and Trust Company, dated as of
                              November 8, 1991, was filed as an Exhibit to Registrant's Registration Statement on December
                              19, 1991, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on
                              February 28, 1996, and is hereby incorporated by reference.

                     - (b)Amendment, dated July 1, 1994, to Custodian Agreement between Registrant and State Street Bank and Trust Company dated November 8, 1991 was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

                     - (c)Amendment No. 2, dated September 19, 1995, to the Custodian Contract, dated November 8, 1991, was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

                    -        (d)Amendment No. 3, dated November 1, 1997, to the
                              Custodian Contract, dated November 8, 1991, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                    - (e)Amendment, dated September 9, 1998, to the Custodian Contract, dated November 8, 1991, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit in Post-Effective Amendment No. 15 on December 23, 1998 and is hereby incorporated by reference.

                (2) - Subcustodian Agreement with Texas Commerce Bank, dated September 9, 1994, among Texas Commerce Bank National Association, State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.


             h  (1) -         (a)Transfer Agency Agreement between Registrant
                              and The Shareholder Services Group, Inc., dated
                              May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on
                              February 23, 1993.

                    - (b)Amendment, dated May 15, 1992, to Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993.

                    - (c)Form of Amendment No. 2 to Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994.


                    - (d)Amendment No. 3, dated July 1, 1994, to Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc., dated
                              May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994.



                (2) - (a)Transfer Agency and Service Agreement, dated as of November 1, 1994, between the Registrant and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February 23, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

                    - (b)Amendment No. 1, dated August 4, 1997, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between the Registrant and A I M Fund Services, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                (3) - (a)Remote Access and Related Services Agreement, dated as December 23, 1994, between the Registrant and The Shareholder Services Group, Inc. was filed as an Exhibit to Post-Effective Amendment No. 7 on February 23, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

                    - (b)Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. (formerly The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

                    - (c)Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

                    - (d)Amendment No. 3, dated as of February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 4, 1997, and is hereby incorporated by reference.

                    - (e)Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 15 on December 23, 1998 and is hereby incorporated by reference.

                    - (f)Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 15 on December 23, 1998 and is hereby incorporated by reference.

                    - (g)Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.

                (4) - Preferred Registration Technology Escrow Agreement, dated September 10, 1997, between Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference

                (5) - Administrative Services Agreement, dated December 10, 1991, between the Registrant and
                              A I M Advisors, Inc. was filed as an Exhibit to Registrant's Registration Statement on
                              December 19, 1991.

                (6) - Administrative Services Agreement, dated as of October 18, 1993, between A I M Advisors, Inc. and Registrant, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

                (7) - Master Administrative Services Agreement, dated as of July 1, 1994, between A I M Advisors, Inc. and Registrant on behalf of its AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

                (8)  -        (a)Administrative Services Agreement, dated as
                              of October 18, 1993, between A I M Advisors, Inc.
                              on behalf of Registrant's portfolios, and A I M
                              Fund Services, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on
                              February 24, 1994.

                     - (b)Amendment No. 1, dated May 11, 1994, to Administrative Services Agreement, dated
                              October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on June 29, 1994.

                     - (c)Amendment No. 2, dated July 1, 1994, to Administrative Services Agreement, dated
                              October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post- Effective Amendment No. 6 on September 2, 1994.

                     - (d)Amendment No. 3, dated September 16, 1994, to the Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February 23, 1995.

                (9)  -        (a)Administrative Services Agreement, dated as
                              of February 28, 1997, between A I M Advisors, Inc.
                              and Registrant was filed as an Exhibit to Post-Effective Amendment No. 11 on May 16, 1997, and is hereby incorporated by reference.

                     - (b)Amendment No. 1, dated November 1, 1997, to Master Administrative Services Agreement, dated February 28, 1997, between A I M Advisors, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                (10) - (a)Accounting Services Agreement, dated as of November 5, 1991, between the Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2 on April 2, 1992, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

                     - (b)Amendment No. 1, dated July 1, 1994, to Accounting Services Agreement, dated as of November 5, 1991, between the Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

                (11) - (a)Shareholder Sub-Accounting Services Agreement among the Registrant, First Data Investor Services Group (formerly The Shareholder Services Group, Inc.), Financial Data Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

                     - (b)Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated
                              February 1, 1993, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on February 24, 1997, and is hereby incorporated by reference.

                    - (c)Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated as of November 1, 1997, among the Registrant, First Data Investor Services Group, Inc., Financial Data Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                    - (d)Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated as of September 28, 1998, among the Registrant, First Data Investor Services Group, Inc., Financial Data Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated is filed electronically herein.

             i      -         Opinion and Consent of Ballard Spahr Andrews &
                              Ingersoll, LLP relating to AIM Asian Growth Fund and AIM European Development Fund was filed electronically as an Exhibit to Post-Effective
                              Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.


             j  (1) -         Consent of KPMG LLP is filed herewith
                              electronically.


                (2) - Consent of Ballard Spahr Andrews & Ingersoll, LLP is filed herewith electronically.

             k      -         Financial Statements - None.

             l  (1) - (a)     Agreement Concerning Initial Capitalization of the
                              Registrant's AIM Global Aggressive Growth Fund,
                              AIM Global Growth Fund and AIM Global Income Fund, dated as of July 1, 1994, was filed electronically as an Exhibit to Registrant's Post-Effective
                              Amendment No. 7 on February 23, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28,
                              1996, and is hereby incorporated by reference.

                      (b) Agreement concerning Initial Capitalization of the Registrant's AIM Asian Growth Fund and AIM European Development Fund, dated November 3, 1997, was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.


             m  (1) -         Registrant's Distribution Plan was filed as an
                              Exhibit to Registrant's Post-Effective Amendment
                              No. 1 on February 23, 1993.

                (2) - Distribution Plan, and related forms of agreements, on behalf of the Registrant's AIM International Equity Fund, dated September 27, 1993, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994.

                (3) - Master Distribution Plan, and related forms of agreements, for Registrant's Class A shares were filed as Exhibits to Registrant's Post-Effective Amendment No. 7 on February 23, 1995.

                (4) - Master Distribution Plan, and related forms of agreements, for Registrant's Class B shares were filed as Exhibits to Registrant's Post-Effective Amendment No. 7 on February 23, 1995.

                (5) - Amended Master Distribution Plan, dated September 10, 1994, for Registrant's Class A shares was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1, 1995.

                (6)  -        Amended Master Distribution Plan, dated
                              September 10, 1994, for Registrant's Class B shares was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1,
                              1995.

                (7)  -        Amended and Restated Master Distribution Plan,
                              dated as of September 10, 1994, as amended as of September 10, 1994, and as amended and restated as of May 2, 1995, for Registrant's Class B shares was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1,
                              1995.

                (8)  -        Amended and Restated Master Distribution Plan,
                              dated as of September 10, 1994, as amended as of September 10, 1994, and amended and restated as of June 30, 1997, for Registrant's Class A shares was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 4, 1997.

                (9)  -        (a)Second Amended and Restated Master Distribution
                              Plan, dated as of September 10, 1994, as amended
                              September 10, 1994, and as amended and restated as of May 2, 1995, and amended and restated as of June 30, 1997, for Registrant's Class B shares was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 4, 1997, and is hereby incorporated by reference.

                     - (b)Amendment No. 1, dated November 1, 1997, to Second Amended and Restated Master Distribution Plan for Registrant's Class B shares was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                (10) - (a)Second Amended and Restated Master Distribution Plan, dated as of September 10, 1994, as amended as of September 10, 1994, as amended and restated as of June 30, 1997, and as amended and restated as of August 4, 1997, for Registrant's Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997.

                     - (b)Amendment No. 1, dated November 1, 1997, to Second Amended and Restated Master Distribution Plan for Registrant's Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997.

                (11) - Third Amended and Restated Master Distribution Plan for Registrant's Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No. 15 on December 23, 1998 and is hereby incorporated by reference.

                (12) - Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan is filed electronically herein.

                (13) - Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan is filed electronically herein.

                (14) - Form of Agency Pricing Agreement (for Class A Shares) to be used in connection with Registrant's Master Distribution Plan is filed electronically herein.

                (15) - Form of Service Agreement for Certain Retirement Plans (for the Institutional Classes) to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

                (16) - Forms of Service Agreement for Brokers for Bank Trust Departments and for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan is filed electronically herein.

                (17) - Form of Variable Group Annuity Contractholder Service Agreement to be used in connection with Registrant's Master Distribution Plan is filed electronically herein.


             n       -        Financial Data Schedule is filed herewith
                              electronically.

             o  (1)  -        Amended and Restated Multiple Class Plan (Rule
                              18f-3 Plan), effective as of July 1, 1997, was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 12,
                              1997.

                (2)  -        Second Amended and Restated Multiple Class Plan
                              (Rule 18f-3 Plan), effective September 1, 1997, was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17,
                              1997, and is hereby incorporated by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant

             Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

             Not Applicable

Item 25.     Indemnification

             State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

             Pursuant to the Maryland General Corporation Law and the Registrant's Charter and By-Laws, the Registrant may indemnify any person who was or is a director, officer, employee or agent of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. The specific terms of such indemnification are reflected in the Registrant's Charter and By-Laws, which are incorporated herein as part of this Registration Statement. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to Registrant or shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

             Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund and Investment Advisory Professional Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $25,000,000 limit of liability.

Item 26.  Business and Other Connections of Investment Advisor

             Describe any other business, profession, vocation or employment of a substantial nature that each investment advisor of the Registrant, and each director, officer or partner of the advisor, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

             The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Management-- Investment Advisor" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 27.  Principal Underwriters

(a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the Registrant's securities also act as a principal underwriter, depositor, or investment advisor.

             A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:


             AIM Advisor Funds, Inc.
             AIM Equity Funds, Inc. (Retail Classes)
             AIM Funds Group
             AIM Growth Series
             AIM Investment Funds
             AIM Investment Portfolios
             AIM Investment Securities Funds (Retail Classes)
             AIM Series Trust
             AIM Special Opportunities Funds
             AIM Summit Fund, Inc.
             AIM Summit Investors Plans I
             AIM Tax-Exempt Funds, Inc.
             AIM Variable Insurance Funds, Inc.
             GT Global Floating Rate Fund, Inc.

(b) Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to Item 20:


Name and Principal            Position and Offices         Positions and Offices
Business Address*             with Underwriter             with Registrant
----------------              ----------------             ---------------

Charles T. Bauer              Chairman of the              Chairman of the
                              Board of Directors           Board of Directors

Michael J. Cemo               President & Director         None

Gary T. Crum                  Director                     Senior Vice President

Robert H. Graham              Senior Vice President        President & Director
                              & Director

W. Gary Littlepage            Senior Vice President        None
                              & Director

John Caldwell                 Senior Vice President        None

Marilyn M. Miller             Senior Vice President        None

Gene L. Needles               Senior Vice President        None

James L. Salners              Executive Vice President     None

Gordon J. Sprague             Senior Vice President        None

Michael C. Vessels            Senior Vice President        None

B. J. Thompson                First Vice President         None

Kathleen J. Pflueger          Secretary                    Assistant Secretary

Dawn M. Hawley                Vice President & Treasurer   None

Ofelia M. Mayo                Vice President, Assistant    Assistant Secretary
                              Secretary & General Counsel

Melville B. Cox               Vice President &             Vice President
                              Chief Compliance Officer

James R. Anderson             Vice President               None

Mary K. Coleman               Vice President               None

Mary A. Corcoran              Vice President               None

Sidney M. Dilgren             Vice President               None

Tony D. Green                 Vice President               None

Terri L. Ransdell             Vice President               None


---------------------
* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173


Name and Principal            Position and Offices         Positions and Offices
Business Address*             with Underwriter             with Registrant
----------------              ----------------             ---------------

Carol F. Relihan              Vice President               Senior Vice President
                                                           &  Secretary

Kamala C. Sachidanandan       Vice President               None

Frank V. Serebrin             Vice President               None

Christopher T. Simutis        Vice President               None

Gary K. Wendler               Vice President               None

David E. Hessel               Assistant Vice President,    None
                              Controller & Assistant
                              Treasurer

Kim T. Mculiffe               Assistant Vice President     None

Luke P. Beausoleil            Assistant Vice President     None

Tisha B. Christopher          Assistant Vice President     None

Glenda A. Dayton              Assistant Vice President     None

Mary E. Gentempo              Assistant Vice President     None

Kathryn A. Jordan             Assistant Vice President     None

Ivy B. McLemore               Assistant Vice President     None

Mary C. Mangham               Assistant Vice President     None

David B. O'Neil               Assistant Vice President     None

Rebecca Starling-Klatt        Assistant Vice President     None

Nicholas D. White             Assistant Vice President     None

Norman W. Woodson             Assistant Vice President     None

Nancy L. Martin               Assistant General Counsel    Assistant Secretary
                              & Assistant Secretary

Samuel D. Sirko               Assistant General Counsel    Assistant Secretary
                              & Assistant Secretary

P.Michelle Grace              Assistant Secretary          Assistant Secretary

Lisa A. Moss                  Assistant Secretary          Assistant Secretary

Stephen I. Winer              Assistant Secretary          Assistant Secretary



-----------------
* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c) Provide information required by the following table for all commissions and other compensation received, directly or indirectly, from the Registrant during the last fiscal year by each principal underwriter who is not an affiliated person of the Registrant or any affiliated person of an affiliated person:

         Not Applicable

Item 28. Location of Accounts and Records

         State the name and address of each person maintaining physical possession of each account, book, or other document required to be maintained by section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section.

         A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, maintains physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent,
         A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

Item 29.  Management Services

         Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or B, disclosing the parties to the contract and the total amount paid and by whom for the Registrant's last three fiscal years.

         Not Applicable

Item 30.  Undertakings

         In initial registration statements filed under the Securities Act, provide an undertaking to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Registrant intends to raise its initial capital under section 14(a)(3) [15 U.S.C. 80a-14(a)(3)].

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 19 day of February, 1999.

                                      REGISTRANT: AIM INTERNATIONAL FUNDS, INC.

                                      By:    /s/ ROBERT H. GRAHAM
                                          --------------------------------------
                                                 Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

         SIGNATURES                       TITLE                     DATE
         ----------                       -----                     ----

   /s/ CHARLES T. BAUER             Chairman & Director        February 19, 1999
--------------------------------
      (Charles T. Bauer)


  /s/ ROBERT H. GRAHAM             Director & President        February 19, 1999
--------------------------------   (Principal Executive
     (Robert H. Graham)                  Officer)

  /s/ BRUCE L. CROCKETT                  Director              February 19, 1999
--------------------------------
     (Bruce L. Crockett)

    /s/ OWEN DALY II                     Director              February 19, 1999
--------------------------------
       (Owen Daly II)

 /s/ EDWARD K. DUNN, JR.                 Director              February 19, 1999
--------------------------------
    (Edward K. Dunn, Jr.)

     /s/ JACK FIELDS                     Director              February 19, 1999
--------------------------------
        (Jack Fields)

   /s/ CARL FRISCHLING                   Director              February 19, 1999
--------------------------------
      (Carl Frischling)

 /s/ PREMA MATHAI-DAVIS                  Director              February 19, 1999
--------------------------------
    (Prema Mathai-Davis)

  /s/ LEWIS F. PENNOCK                   Director              February 19, 1999
--------------------------------
     (Lewis F. Pennock)

   /s/ IAN W. ROBINSON                   Director              February 19, 1999
--------------------------------
      (Ian W. Robinson)

   /s/ LOUIS S. SKLAR                    Director              February 19, 1999
--------------------------------
      (Louis S. Sklar)

   /s/ JOHN J. ARTHUR             Senior Vice President &      February 19, 1999
--------------------------------   Treasurer (Principal
      (John J. Arthur)                Financial and
                                    Accounting Officer)

                                INDEX TO EXHIBITS


Exhibit
Number                                           Description
------                                           -----------

d(5)(c) Amendment No. 2, dated December 14, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc.

d(5)(d) Amendment No. 3 dated December 22, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc.

d(5)(e) Amendment No. 4 dated January 26, 1999, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc.

d(5)(f) Amendment No. 5 dated March 1, 1999, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc.

h(11)(d) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated as of September 28, 1998, among Registrant, First Data Investor Services Group, Inc., Financial Data Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated

j(1)                       Consent of KPMG LLP

j(2)                       Consent of Ballard Spahr Andrews & Ingersoll, LLP

m(12) Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan

m(13) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan

m(14) Form of Agency Pricing Agreement (for Class A Shares) to be used in connection with Registrant's Master Distribution Plan

m(16) Forms of Service Agreement for Brokers for Bank Trust Departments and for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan

m(17) Form of Variable Group Annuity Contractholder Service Agreement to be used in connection with Registrant's Master Distribution Plan

n                          Financial Data Schedule